Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (23.1%)
Communication Services (1.0%):
Alphabet, Inc., Class A (a)	210	$20,086
AT&T, Inc.	1,706	26,170
Charter Communications, Inc., Class A (a)	59	17,898
Comcast Corp., Class A	843	24,725
DISH Network Corp., Class A (a)	793	10,967
Electronic Arts, Inc.	244	28,233
Endeavor Group Holdings, Inc., Class A (a)	856	17,343
Fox Corp., Class A	826	25,342
Liberty Broadband Corp., Class C (a)	254	18,745
Lumen Technologies, Inc. (b)	2,130	15,506
Match Group, Inc. (a)	239	11,412
Meta Platforms, Inc., Class A (a)	84	11,397
Netflix, Inc. (a)	52	12,243
News Corp., Class A	1,378	20,822
Omnicom Group, Inc.	362	22,839
Paramount Global, Class B (b)	662	12,604
Pinterest, Inc., Class A (a)	438	10,205
Sirius XM Holdings, Inc. (b)	5,549	31,685
Take-Two Interactive Software, Inc. (a)	158	17,222
The Interpublic Group of Cos., Inc.	854	21,862
The Trade Desk, Inc., Class A (a)	144	8,604
The Walt Disney Co. (a)	228	21,507
T-Mobile U.S., Inc. (a)	192	25,761
Verizon Communications, Inc.	916	34,781
Warner Music Group Corp., Class A	665	15,435
ZoomInfo Technologies, Inc. (a)	271	11,290
		494,684
Consumer Discretionary (1.9%):
Advance Auto Parts, Inc.	141	22,044
Airbnb, Inc., Class A (a)	120	12,605
Amazon.com, Inc. (a)	133	15,029
Aptiv PLC (a)	172	13,452
Aramark	710	22,152
AutoZone, Inc. (a)	13	27,845
Best Buy Co., Inc.	270	17,102
Booking Holdings, Inc. (a)	10	16,432
Burlington Stores, Inc. (a)	105	11,748
CarMax, Inc. (a)	211	13,930
Chipotle Mexican Grill, Inc. (a)	12	18,033
D.R. Horton, Inc.	271	18,252
Darden Restaurants, Inc.	185	23,369
Dollar General Corp.	103	24,706
Dollar Tree, Inc. (a)	141	19,190
Domino's Pizza, Inc.	71	22,024
Etsy, Inc. (a)	101	10,113
Expedia Group, Inc. (a)	155	14,522
Ford Motor Co.	1,115	12,488
Garmin Ltd.	304	24,414
General Motors Co.	493	15,820
Genuine Parts Co.	218	32,552
Hasbro, Inc.	350	23,597
Hilton Worldwide Holdings, Inc.	170	20,505
Hyatt Hotels Corp., Class A (a)(b)	215	17,406
Lennar Corp., Class A	249	18,563
LKQ Corp.	444	20,935
Lowe's Cos., Inc.	140	26,293
Marriott International, Inc., Class A	144	20,180
McDonald's Corp.	170	39,226
MGM Resorts International	528	15,692
NIKE, Inc., Class B	208	17,289
NVR, Inc. (a)	6	23,923
O'Reilly Automotive, Inc. (a)	39	27,431
Pool Corp.	60	19,093
PulteGroup, Inc.	473	17,738

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	209	$17,612
Service Corp. International	445	25,694
Starbucks Corp.	277	23,340
Target Corp.	114	16,917
Tesla, Inc. (a)	46	12,202
The Home Depot, Inc.	97	26,766
The TJX Cos., Inc.	391	24,289
Tractor Supply Co.	125	23,235
Ulta Beauty, Inc. (a)	49	19,658
Vail Resorts, Inc.	101	21,780
VF Corp.	549	16,421
Williams-Sonoma, Inc. (b)	104	12,256
Yum! Brands, Inc.	311	33,072
		988,935
Consumer Staples (2.1%):
Albertsons Cos., Inc., Class A	778	19,341
Altria Group, Inc.	714	28,831
Archer-Daniels-Midland Co.	310	24,940
BJ's Wholesale Club Holdings, Inc. (a)	255	18,567
Brown-Forman Corp., Class B	474	31,554
Bunge Ltd.	262	21,633
Campbell Soup Co.	704	33,173
Church & Dwight Co., Inc.	402	28,719
Colgate-Palmolive Co.	522	36,671
Conagra Brands, Inc.	937	30,574
Constellation Brands, Inc., Class A	149	34,222
Costco Wholesale Corp.	53	25,030
Darling Ingredients, Inc. (a)	246	16,273
General Mills, Inc.	490	37,539
Hormel Foods Corp.	795	36,125
Kellogg Co.	542	37,756
Keurig Dr Pepper, Inc.	1,085	38,865
Kimberly-Clark Corp.	291	32,749
Lamb Weston Holdings, Inc.	333	25,768
McCormick & Co., Inc.	396	28,223
Molson Coors Beverage Co., Class B	533	25,579
Mondelez International, Inc., Class A	663	36,352
Monster Beverage Corp. (a)	314	27,305
PepsiCo, Inc.	257	41,958
Philip Morris International, Inc.	348	28,887
Sysco Corp.	340	24,041
The Clorox Co.	170	21,826
The Coca-Cola Co.	696	38,990
The Estee Lauder Cos., Inc.	82	17,704
The Hershey Co.	176	38,803
The J.M. Smucker Co.	231	31,742
The Kraft Heinz Co.	838	27,947
The Kroger Co.	527	23,056
The Procter & Gamble Co.	265	33,456
Tyson Foods, Inc., Class A	397	26,174
Walgreens Boots Alliance, Inc.	862	27,067
Walmart, Inc.	226	29,312
		1,086,752
Energy (0.9%):
Antero Resources Corp. (a)	342	10,441
APA Corp.	361	12,343
Chesapeake Energy Corp.	173	16,298
Chevron Corp.	161	23,131
ConocoPhillips	181	18,524
Coterra Energy, Inc.	577	15,071
Devon Energy Corp.	218	13,108
Diamondback Energy, Inc.	126	15,178
EOG Resources, Inc.	152	16,983
Exxon Mobil Corp.	244	21,304
Halliburton Co.	565	13,910
Hess Corp.	159	17,329
HF Sinclair Corp.	335	18,036

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	1,743	$29,003
Marathon Oil Corp.	629	14,203
Marathon Petroleum Corp.	236	23,442
Occidental Petroleum Corp.	199	12,229
ONEOK, Inc.	419	21,470
Ovintiv, Inc.	263	12,098
Phillips 66	241	19,454
Pioneer Natural Resources Co.	84	18,188
Schlumberger NV	445	15,975
Targa Resources Corp.	317	19,128
Texas Pacific Land Corp.	9	15,995
The Williams Cos., Inc.	907	25,967
Valero Energy Corp.	163	17,417
		456,225
Financials (3.9%):
Aflac, Inc.	604	33,945
Ally Financial, Inc.	593	16,503
American Express Co.	153	20,641
American Financial Group, Inc.	239	29,380
American International Group, Inc.	469	22,268
Ameriprise Financial, Inc.	88	22,172
Aon PLC, Class A	106	28,394
Arch Capital Group Ltd. (a)	783	35,658
Ares Management Corp., Class A	237	14,682
Arthur J. Gallagher & Co.	176	30,135
Bank of America Corp.	779	23,526
Berkshire Hathaway, Inc., Class B (a)	141	37,650
BlackRock, Inc.	38	20,911
Blackstone, Inc.	170	14,229
Brown & Brown, Inc.	448	27,095
Capital One Financial Corp.	200	18,434
Cboe Global Markets, Inc.	278	32,629
Chubb Ltd.	196	35,648
Cincinnati Financial Corp.	262	23,467
Citigroup, Inc.	505	21,043
Citizens Financial Group, Inc.	635	21,819
CME Group, Inc.	166	29,404
Comerica, Inc.	286	20,335
Discover Financial Services	200	18,184
East West Bancorp, Inc.	296	19,873
Equitable Holdings, Inc.	791	20,843
Erie Indemnity Co., Class A	152	33,791
Everest Re Group Ltd.	121	31,755
FactSet Research Systems, Inc.	72	28,808
Fidelity National Financial, Inc.	754	27,295
Fifth Third Bancorp	699	22,340
First Citizens BancShares, Inc., Class A	27	21,531
First Republic Bank	159	20,757
Franklin Resources, Inc. (b)	925	19,906
Globe Life, Inc.	336	33,499
Huntington Bancshares, Inc.	1,855	24,449
Interactive Brokers Group, Inc.	380	24,286
Intercontinental Exchange, Inc.	293	26,473
JPMorgan Chase & Co.	249	26,020
KeyCorp	1,408	22,556
KKR & Co., Inc.	340	14,620
Loews Corp.	671	33,443
LPL Financial Holdings, Inc.	89	19,445
M&T Bank Corp.	136	23,979
Markel Corp. (a)	31	33,611
MarketAxess Holdings, Inc.	92	20,469
Marsh & McLennan Cos., Inc.	209	31,202
MetLife, Inc.	499	30,329
Moody's Corp.	95	23,095
Morgan Stanley	306	24,177
Morningstar, Inc.	99	21,020
MSCI, Inc.	49	20,668

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	543	$30,777
Northern Trust Corp.	272	23,272
Principal Financial Group, Inc.	350	25,252
Prudential Financial, Inc.	298	25,562
Raymond James Financial, Inc.	233	23,025
Regions Financial Corp.	1,051	21,094
Rocket Cos., Inc., Class A (b)	1,802	11,389
Ryan Specialty Holdings, Inc. (a)	516	20,960
S&P Global, Inc.	84	25,649
Signature Bank	86	12,986
State Street Corp.	314	19,094
SVB Financial Group (a)	36	12,088
Synchrony Financial	604	17,027
T. Rowe Price Group, Inc.	187	19,637
The Allstate Corp.	261	32,502
The Bank of New York Mellon Corp.	650	25,038
The Carlyle Group, Inc.	530	13,695
The Charles Schwab Corp.	307	22,064
The Goldman Sachs Group, Inc.	83	24,323
The Hartford Financial Services Group, Inc.	498	30,846
The PNC Financial Services Group, Inc.	185	27,643
The Progressive Corp.	263	30,563
The Travelers Cos., Inc.	223	34,164
Tradeweb Markets, Inc., Class A	385	21,722
Truist Financial Corp.	594	25,863
U.S. Bancorp	652	26,289
W.R. Berkley Corp.	547	35,325
Wells Fargo & Co.	536	21,558
		1,957,799
Health Care (3.4%):
Abbott Laboratories	317	30,673
AbbVie, Inc.	288	38,652
ABIOMED, Inc. (a)	65	15,968
Agilent Technologies, Inc.	185	22,487
Align Technology, Inc. (a)	60	12,427
AmerisourceBergen Corp.	247	33,426
Amgen, Inc.	180	40,572
Avantor, Inc. (a)	880	17,248
Baxter International, Inc.	533	28,707
Becton Dickinson & Co.	146	32,533
Biogen, Inc. (a)	126	33,642
BioMarin Pharmaceutical, Inc. (a)	266	22,549
Bio-Techne Corp.	61	17,324
Boston Scientific Corp. (a)	722	27,963
Bristol-Myers Squibb Co.	651	46,280
Catalent, Inc. (a)	230	16,643
Centene Corp. (a)	302	23,499
Charles River Laboratories International, Inc. (a)	90	17,712
Cigna Corp.	110	30,522
CVS Health Corp.	342	32,617
Danaher Corp.	95	24,538
Dexcom, Inc. (a)	190	15,303
Edwards Lifesciences Corp. (a)	250	20,657
Elevance Health, Inc.	62	28,163
Eli Lilly & Co.	95	30,718
Gilead Sciences, Inc.	632	38,988
HCA Healthcare, Inc.	97	17,828
Henry Schein, Inc. (a)	450	29,596
Hologic, Inc. (a)	474	30,582
Horizon Therapeutics PLC (a)	340	21,043
Humana, Inc.	51	24,745
IDEXX Laboratories, Inc. (a)	58	18,896
Incyte Corp. (a)	424	28,255
Insulet Corp. (a)	58	13,305
Intuitive Surgical, Inc. (a)	92	17,244
IQVIA Holdings, Inc. (a)	114	20,650
Johnson & Johnson	292	47,701
Laboratory Corp. of America Holdings	136	27,854

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
McKesson Corp.	99	$33,647
Medtronic PLC	391	31,573
Merck & Co., Inc.	505	43,491
Mettler-Toledo International, Inc. (a)	19	20,598
Moderna, Inc. (a)	87	10,288
Molina Healthcare, Inc. (a)	81	26,717
Neurocrine Biosciences, Inc. (a)	225	23,897
PerkinElmer, Inc. (b)	167	20,095
Pfizer, Inc.	642	28,094
Quest Diagnostics, Inc.	266	32,636
R1 RCM, Inc. (a)	854	15,825
Regeneron Pharmaceuticals, Inc. (a)	51	35,132
Repligen Corp. (a)	66	12,349
ResMed, Inc.	115	25,104
Shockwave Medical, Inc. (a)	39	10,845
STERIS PLC	134	22,282
Stryker Corp.	135	27,343
Teleflex, Inc.	111	22,362
The Cooper Cos., Inc.	94	24,807
Thermo Fisher Scientific, Inc.	48	24,345
United Therapeutics Corp. (a)	104	21,775
UnitedHealth Group, Inc.	65	32,828
Veeva Systems, Inc., Class A (a)	85	14,015
Vertex Pharmaceuticals, Inc. (a)	99	28,664
Viatris, Inc.	2,034	17,330
Waters Corp. (a)	83	22,371
West Pharmaceutical Services, Inc.	79	19,440
Zimmer Biomet Holdings, Inc.	260	27,183
Zoetis, Inc.	185	27,434
		1,699,980
Industrials (3.6%):
3M Co.	259	28,619
Advanced Drainage Systems, Inc.	127	15,795
AECOM	389	26,596
AMERCO, Inc.	57	29,026
AMETEK, Inc.	297	33,683
Booz Allen Hamilton Holding Corp.	301	27,797
Builders FirstSource, Inc. (a)	280	16,498
C.H. Robinson Worldwide, Inc.	215	20,707
Carlisle Cos., Inc.	91	25,517
Carrier Global Corp.	677	24,074
Caterpillar, Inc.	137	22,479
Cintas Corp.	77	29,891
Copart, Inc. (a)	204	21,706
CoStar Group, Inc. (a)	258	17,970
CSX Corp.	948	25,255
Cummins, Inc.	135	27,474
Deere & Co.	60	20,033
Delta Air Lines, Inc. (a)	564	15,826
Dover Corp.	243	28,329
Eaton Corp. PLC	216	28,806
Emerson Electric Co.	385	28,190
Equifax, Inc.	126	21,600
Expeditors International of Washington, Inc.	274	24,197
Fastenal Co.	606	27,900
FedEx Corp.	105	15,589
Fortive Corp.	444	25,885
Generac Holdings, Inc. (a)	59	10,510
General Dynamics Corp.	157	33,311
Graco, Inc.	510	30,574
HEICO Corp.	201	28,940
Honeywell International, Inc.	180	30,055
Howmet Aerospace, Inc.	695	21,496
Hubbell, Inc.	143	31,889
Huntington Ingalls Industries, Inc.	140	31,010
IDEX Corp.	161	32,176
Illinois Tool Works, Inc.	172	31,072

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ingersoll Rand, Inc.	510	$22,063
J.B. Hunt Transport Services, Inc.	144	22,524
Jacobs Solutions, Inc.	239	25,929
Johnson Controls International PLC	506	24,905
L3Harris Technologies, Inc.	124	25,771
Leidos Holdings, Inc.	341	29,827
Lockheed Martin Corp.	80	30,903
Masco Corp.	522	24,372
Nordson Corp.	132	28,020
Norfolk Southern Corp.	123	25,787
Northrop Grumman Corp.	58	27,279
Old Dominion Freight Line, Inc.	74	18,409
Otis Worldwide Corp.	429	27,370
PACCAR, Inc.	358	29,961
Parker-Hannifin Corp.	102	24,716
Quanta Services, Inc.	148	18,854
Raytheon Technologies Corp.	358	29,306
Regal Rexnord Corp.	190	26,668
Republic Services, Inc.	262	35,642
Rockwell Automation, Inc.	98	21,081
Rollins, Inc.	879	30,484
Snap-on, Inc.	146	29,397
Southwest Airlines Co. (a)	611	18,843
Stanley Black & Decker, Inc.	230	17,298
Textron, Inc.	400	23,304
Trane Technologies PLC	183	26,500
TransDigm Group, Inc.	41	21,518
TransUnion	306	18,204
Union Pacific Corp.	154	30,002
United Parcel Service, Inc., Class B	139	22,454
United Rentals, Inc. (a)	70	18,908
Verisk Analytics, Inc.	172	29,331
W.W. Grainger, Inc.	53	25,927
Waste Management, Inc.	228	36,528
Watsco, Inc.	101	26,003
Westinghouse Air Brake Technologies Corp.	289	23,510
Xylem, Inc.	257	22,452
		1,850,525
Information Technology (3.2%):
Accenture PLC, Class A	89	22,900
Adobe, Inc. (a)	51	14,035
Advanced Micro Devices, Inc. (a)	159	10,074
Akamai Technologies, Inc. (a)	324	26,024
Amphenol Corp., Class A	392	26,248
Analog Devices, Inc.	153	21,319
ANSYS, Inc. (a)	81	17,958
Apple, Inc.	161	22,250
Applied Materials, Inc.	177	14,502
Arista Networks, Inc. (a)	161	18,175
Autodesk, Inc. (a)	88	16,438
Automatic Data Processing, Inc.	121	27,369
Bentley Systems, Inc., Class B (b)	443	13,551
Broadcom, Inc.	46	20,424
Broadridge Financial Solutions, Inc.	171	24,679
Cadence Design Systems, Inc. (a)	115	18,794
CDW Corp.	155	24,192
Cisco Systems, Inc.	620	24,800
Cognizant Technology Solutions Corp., Class A	424	24,355
Corning, Inc.	764	22,171
Datadog, Inc., Class A (a)	102	9,056
Dell Technologies, Inc., Class C	517	17,666
Dynatrace, Inc. (a)	367	12,775
Enphase Energy, Inc. (a)	38	10,544
Entegris, Inc.	164	13,615
EPAM Systems, Inc. (a)	21	7,606
F5, Inc. (a)	146	21,131
Fair Isaac Corp. (a)	46	18,953
Fidelity National Information Services, Inc.	257	19,422

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a)	121	$16,005
Fiserv, Inc. (a)	270	25,264
FleetCor Technologies, Inc. (a)	120	21,140
Fortinet, Inc. (a)	304	14,936
Gartner, Inc. (a)	77	21,305
Global Payments, Inc.	177	19,125
GoDaddy, Inc., Class A (a)	276	19,563
Hewlett Packard Enterprise Co.	1,747	20,929
HP, Inc.	672	16,746
Intel Corp.	734	18,915
International Business Machines Corp.	276	32,792
Intuit, Inc.	41	15,880
Jack Henry & Associates, Inc.	178	32,444
Juniper Networks, Inc.	977	25,519
Keysight Technologies, Inc. (a)	151	23,761
KLA Corp.	49	14,829
Lam Research Corp.	37	13,542
Mastercard, Inc., Class A	78	22,179
Microchip Technology, Inc.	280	17,088
Micron Technology, Inc.	296	14,830
Microsoft Corp.	96	22,358
Monolithic Power Systems, Inc.	31	11,265
Motorola Solutions, Inc.	114	25,533
NetApp, Inc.	346	21,400
NortonLifeLock, Inc.	1,030	20,744
NVIDIA Corp.	87	10,561
NXP Semiconductors NV	113	16,669
ON Semiconductor Corp. (a)	196	12,217
Oracle Corp.	359	21,924
Paychex, Inc.	238	26,706
Paycom Software, Inc. (a)	44	14,520
Paylocity Holding Corp. (a)	60	14,495
PayPal Holdings, Inc. (a)	145	12,480
PTC, Inc. (a)	173	18,096
Qorvo, Inc. (a)	204	16,200
QUALCOMM, Inc.	135	15,252
Roper Technologies, Inc.	81	29,131
Salesforce, Inc. (a)	114	16,398
Seagate Technology Holdings PLC	306	16,288
ServiceNow, Inc. (a)	34	12,839
Skyworks Solutions, Inc.	201	17,139
SS&C Technologies Holdings, Inc.	525	25,069
Synopsys, Inc. (a)	56	17,109
TD SYNNEX Corp.	260	21,109
TE Connectivity Ltd.	206	22,734
Teledyne Technologies, Inc. (a)	79	26,660
Teradyne, Inc.	182	13,677
Texas Instruments, Inc.	162	25,074
Trimble, Inc. (a)	345	18,723
Tyler Technologies, Inc. (a)	54	18,765
VeriSign, Inc. (a)	135	23,450
Visa, Inc., Class A	133	23,627
Western Digital Corp. (a)	435	14,159
Zebra Technologies Corp. (a)	66	17,293
Zoom Video Communications, Inc., Class A (a)	155	11,406
		1,598,888
Materials (1.2%):
Air Products and Chemicals, Inc.	123	28,626
Albemarle Corp.	56	14,809
Avery Dennison Corp.	144	23,429
Ball Corp.	367	17,733
Celanese Corp.	215	19,423
CF Industries Holdings, Inc.	165	15,881
Corteva, Inc.	499	28,518
Dow, Inc.	588	25,831
DuPont de Nemours, Inc.	469	23,638
Eastman Chemical Co.	297	21,102

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	162	$23,396
FMC Corp.	266	28,116
Freeport-McMoRan, Inc.	550	15,031
International Flavors & Fragrances, Inc.	239	21,708
International Paper Co.	806	25,550
LyondellBasell Industries NV, Class A	298	22,433
Martin Marietta Materials, Inc.	77	24,801
Newmont Corp.	532	22,360
Nucor Corp.	132	14,123
Packaging Corp. of America	224	25,153
PPG Industries, Inc.	194	21,474
Reliance Steel & Aluminum Co.	134	23,371
RPM International, Inc.	324	26,992
Steel Dynamics, Inc.	231	16,389
The Mosaic Co.	284	13,726
The Sherwin-Williams Co.	104	21,294
Vulcan Materials Co.	166	26,180
Westlake Corp.	236	20,504
Westrock Co.	600	18,534
		630,125
Real Estate (0.0%):(c)
CBRE Group, Inc., Class A (a)	325	21,941

Utilities (1.9%):
Alliant Energy Corp.	667	35,344
Ameren Corp.	489	39,389
American Electric Power Co., Inc.	422	36,482
American Water Works Co., Inc.	225	29,286
Atmos Energy Corp.	371	37,786
CenterPoint Energy, Inc.	1,264	35,620
CMS Energy Corp.	607	35,352
Consolidated Edison, Inc.	440	37,734
Constellation Energy Corp.	196	16,305
Dominion Energy, Inc.	558	38,563
DTE Energy Co.	339	39,002
Duke Energy Corp.	423	39,347
Edison International	525	29,705
Entergy Corp.	328	33,007
Essential Utilities, Inc.	700	28,966
Evergy, Inc.	633	37,600
Eversource Energy	449	35,004
Exelon Corp.	829	31,054
FirstEnergy Corp.	1,028	38,036
NextEra Energy, Inc.	326	25,562
NiSource, Inc.	1,353	34,082
NRG Energy, Inc.	641	24,531
PG&E Corp. (a)	1,927	24,088
PPL Corp.	1,337	33,893
Sempra Energy	244	36,585
The Southern Co.	545	37,060
WEC Energy Group, Inc.	404	36,130
Xcel Energy, Inc.	570	36,480
		941,993
Total Common Stocks (Cost $8,315,322)		11,727,847

Investment Companies (76.8%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 2.79% (d)	38,948,271	38,948,271

Total Investment Companies (Cost $38,948,271)		38,948,271

Collateral for Securities Loaned (0.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	2,379	2,379
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	1,601	1,601
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	1,187	1,187
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	54,054	54,054

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	2,370	$2,370
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	6,437	6,437
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	42,564	42,564
Total Collateral for Securities Loaned (Cost $110,592)		110,592
Total Investments (Cost $47,374,185) — 100.1%		50,786,710
Liabilities in excess of other assets — (0.1)%		(44,125)
NET ASSETS - 100.00%		$50,742,585

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	12/16/22	$387,258	$360,150	$(27,108)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(27,108)
	Total net unrealized appreciation (depreciation)				$(27,108)

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (87.5%)
Australia (1.3%):
Energy (0.2%):
Woodside Energy Group Ltd.	356,478	$7,281,686

Financials (0.6%):
Australia & New Zealand Banking Group Ltd.	946,686	13,855,115
Westpac Banking Corp.	969,741	12,826,677
		26,681,792
Materials (0.5%):
BHP Group Ltd.	344,636	8,565,007
Newcrest Mining Ltd.	754,457	8,281,394
Rio Tinto Ltd.	149,537	9,043,738
		25,890,139
		59,853,617
Austria (0.3%):
Energy (0.2%):
OMV AG	177,675	6,429,649

Financials (0.1%):
Erste Group Bank AG	273,314	5,990,733
		12,420,382
Belgium (0.2%):
Financials (0.2%):
KBC Group NV	169,633	8,048,548

Brazil (1.7%):
Consumer Staples (0.4%):
Atacadao SA	2,857,800	10,241,435
JBS SA	2,192,500	10,210,719
		20,452,154
Energy (0.2%):
Petroleo Brasileiro SA, Preference Shares	1,441,800	7,965,598

Financials (0.5%):
Banco do Brasil SA	1,713,300	12,235,362
BB Seguridade Participacoes SA	2,173,500	10,706,519
		22,941,881
Materials (0.4%):
Cia Siderurgica Nacional SA	2,050,500	4,835,529
CSN Mineracao SA	5,816,686	3,569,445
Vale SA	709,500	9,475,960
		17,880,934

Utilities (0.2%):
CPFL Energia SA	1,407,900	8,811,937
		78,052,504
Canada (3.3%):
Communication Services (1.0%):
BCE, Inc. (a)	575,885	24,149,478
TELUS Corp. (a)	1,102,841	21,901,918
		46,051,396
Energy (0.9%):
Enbridge, Inc.	445,669	16,527,054
Pembina Pipeline Corp. (a)	465,507	14,141,814
TC Energy Corp.	319,153	12,856,699
		43,525,567
Financials (1.0%):
Great-West Lifeco, Inc.	802,064	17,316,499
Manulife Financial Corp.	722,338	11,338,175
Power Corp. of Canada (a)	732,158	16,501,650
		45,156,324

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.4%):
Emera, Inc.	523,670	$21,190,208
		155,923,495
Chile (0.4%):
Energy (0.2%):
Empresas COPEC SA	1,098,439	7,041,663

Industrials (0.1%):
Cia Sud Americana de Vapores SA	86,337,633	5,951,315

Materials (0.1%):
Empresas CMPC SA	4,377,227	6,665,164
		19,658,142
China (4.2%):
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	26,976,000	11,519,848
China Shenhua Energy Co. Ltd., Class H	3,002,000	8,933,210
		20,453,058
Financials (3.1%):
Agricultural Bank of China Ltd., Class H	65,733,000	19,674,207
Bank of China Ltd., Class H	58,438,000	19,086,186
Bank of Communications Co. Ltd., Class H	29,066,000	15,323,397
China CITIC Bank Corp. Ltd., Class H	43,949,000	17,441,497
China Everbright Bank Co. Ltd., Class H	41,298,000	11,339,558
China Merchants Securities Co. Ltd., Class H (b)	8,423,800	7,253,260
China Minsheng Banking Corp. Ltd., Class H	40,632,000	11,619,048
Industrial & Commercial Bank of China Ltd., Class H	40,313,000	18,911,679
New China Life Insurance Co. Ltd., Class H	5,009,200	9,540,166
The People's Insurance Co. Group of China Ltd., Class H	47,450,000	13,747,642
		143,936,640
Health Care (0.1%):
Sinopharm Group Co. Ltd., Class H	2,630,800	5,250,681

Industrials (0.2%):
COSCO SHIPPING Holdings Co. Ltd., Class H	3,915,500	4,554,527
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,647,400	5,067,829
		9,622,356
Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (b)	36,187,000	9,950,781

Materials (0.1%):
China Hongqiao Group Ltd.	6,583,000	5,389,103

Real Estate (0.1%):
China Vanke Co. Ltd., Class H	1,851,500	3,350,882
		197,953,501
Colombia (0.1%):
Utilities (0.1%):
Interconexion Electrica SA ESP	1,858,670	6,660,988

Finland (0.6%):
Financials (0.2%):
Nordea Bank Abp	1,159,539	9,928,745

Industrials (0.2%):
Kone Oyj, Class B	258,580	9,961,202

Materials (0.2%):
UPM-Kymmene Oyj	275,994	8,757,196
		28,647,143
France (2.3%):
Communication Services (0.4%):
Orange SA	2,056,930	18,601,178

Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA	391,645	8,773,756

Energy (0.2%):
TotalEnergies SE (a)	219,441	10,293,431

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.8%):
Amundi SA (b)	182,925	$7,614,182
AXA SA	472,744	10,319,824
BNP Paribas SA	176,092	7,436,874
Credit Agricole SA	934,851	7,588,005
Societe Generale SA	299,153	5,915,188
		38,874,073
Industrials (0.3%):
Bouygues SA	542,018	14,176,247

Utilities (0.4%):
Engie SA	779,820	8,974,289
Veolia Environnement SA	354,313	6,770,674
		15,744,963
		106,463,648
Germany (1.6%):
Consumer Discretionary (0.3%):
Bayerische Motoren Werke AG	119,179	8,076,444
Mercedes-Benz Group AG	141,928	7,175,794
		15,252,238
Financials (0.2%):
Allianz SE, Registered Shares	68,968	10,863,193

Industrials (0.2%):
Deutsche Post AG, Registered Shares	245,011	7,383,434

Materials (0.5%):
BASF SE	199,303	7,647,778
Evonik Industries AG (a)	526,742	8,820,354
HeidelbergCement AG	201,071	7,941,944
		24,410,076
Real Estate (0.2%):
Vonovia SE	325,536	7,024,587

Utilities (0.2%):
E.ON SE	1,231,509	9,459,978
		74,393,506
Hong Kong (1.3%):
Industrials (0.3%):
CK Hutchison Holdings Ltd.	2,327,000	12,813,449
SITC International Holdings Co. Ltd.	1,266,000	2,321,835
		15,135,284
Real Estate (0.3%):
CK Asset Holdings Ltd.	871,500	5,232,119
Henderson Land Development Co. Ltd.	4,091,000	11,456,034
		16,688,153
Utilities (0.7%):
China Gas Holdings Ltd.	3,174,600	3,797,120
CK Infrastructure Holdings Ltd.	1,752,500	8,938,607
CLP Holdings Ltd.	1,098,000	8,298,660
Power Assets Holdings Ltd.	2,093,000	10,492,071
		31,526,458
		63,349,895
India (2.1%):
Communication Services (0.1%):
Indus Towers Ltd.	2,557,285	6,173,403

Consumer Discretionary (0.3%):
Bajaj Auto Ltd.	313,034	13,507,396

Consumer Staples (0.4%):
ITC Ltd.	4,225,706	17,175,326

Energy (0.3%):
Bharat Petroleum Corp. Ltd.	2,769,332	10,311,703
Hindustan Petroleum Corp. Ltd.	2,544,176	6,721,934
		17,033,637

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Ambuja Cements Ltd.	2,519,050	$15,886,856
Vedanta Ltd.	1,957,538	6,424,275
		22,311,131
Utilities (0.5%):
NTPC Ltd.	6,670,196	13,028,120
Power Grid Corp. of India Ltd.	3,987,214	10,353,484
		23,381,604
		99,582,497
Indonesia (0.7%):
Consumer Staples (0.4%):
PT Gudang Garam Tbk	4,832,000	7,273,615
PT Indofood Sukses Makmur Tbk	32,109,200	12,689,112
		19,962,727
Energy (0.3%):
PT Adaro Energy Indonesia Tbk	42,327,800	10,917,363
		30,880,090
Ireland (0.3%):
Health Care (0.3%):
Medtronic PLC	155,100	12,524,325

Italy (1.4%):
Energy (0.2%):
Eni SpA	833,235	8,854,869

Financials (0.7%):
Assicurazioni Generali SpA	803,942	10,975,633
Intesa Sanpaolo SpA (a)	4,404,566	7,279,721
Poste Italiane SpA (b)	1,166,019	8,807,954
UniCredit SpA	598,592	6,059,283
		33,122,591
Utilities (0.5%):
Enel SpA	2,294,728	9,409,778
Snam SpA	3,219,804	13,012,271
Terna - Rete Elettrica Nazionale	499,023	3,038,856
		25,460,905
		67,438,365
Japan (2.1%):
Communication Services (0.4%):
Softbank Corp. (a)	1,773,400	17,711,494

Consumer Discretionary (0.1%):
Aisin Corp.	210,500	5,418,962

Consumer Staples (0.4%):
Japan Tobacco, Inc.	1,005,600	16,527,065

Energy (0.2%):
ENEOS Holdings, Inc.	3,379,600	10,901,235

Health Care (0.3%):
Takeda Pharmaceutical Co. Ltd.	620,000	16,102,264

Industrials (0.5%):
Marubeni Corp.	953,600	8,321,780
Nippon Yusen KK	261,000	4,430,791
Sumitomo Corp.	847,000	10,465,607
		23,218,178

Materials (0.2%):
Nippon Steel Corp.	590,600	8,197,637
		98,076,835
Korea, Republic Of (0.8%):
Financials (0.4%):
KB Financial Group, Inc.	284,276	8,585,320
Shinhan Financial Group Co. Ltd.	482,788	11,215,538
		19,800,858
Industrials (0.2%):
Samsung C&T Corp.	117,193	8,398,392

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
POSCO Holdings, Inc.	55,747	$8,132,256
		36,331,506
Malaysia (2.2%):
Consumer Staples (0.1%):
Kuala Lumpur Kepong Bhd	1,363,900	6,078,093

Financials (1.2%):
Malayan Banking Bhd	12,327,200	22,776,668
Public Bank Bhd	18,263,900	16,629,434
RHB Bank Bhd	13,510,600	16,149,613
		55,555,715
Industrials (0.5%):
MISC Bhd	8,662,600	12,604,514
Sime Darby Bhd	24,670,100	11,350,563
		23,955,077
Utilities (0.4%):
Tenaga Nasional Bhd	10,567,200	18,328,224
		103,917,109
Mexico (1.3%):
Consumer Staples (0.7%):
Arca Continental SAB de CV	2,745,440	19,773,516
Kimberly-Clark de Mexico SAB de CV, Class A	9,817,607	13,120,893
		32,894,409
Financials (0.2%):
Grupo Financiero Banorte SAB de CV, Class O	1,564,644	10,049,057

Materials (0.4%):
Grupo Mexico SAB de CV, Class B	2,096,663	7,093,283
Orbia Advance Corp. SAB de CV	6,567,993	11,018,853
		18,112,136
		61,055,602
Netherlands (1.2%):
Communication Services (0.3%):
Koninklijke KPN NV	5,900,651	15,966,914

Consumer Staples (0.0%):(c)
X5 Retail Group NV, GDR (d)(e)(f)(g)	201,753	15,821

Financials (0.2%):
NN Group NV	265,422	10,321,752

Health Care (0.2%):
Koninklijke Philips NV	460,131	7,083,340

Materials (0.2%):
LyondellBasell Industries NV, Class A	118,343	8,908,861

Real Estate (0.3%):
NEPI Rockcastle NV	2,785,557	12,410,047
		54,706,735
Norway (0.6%):
Communication Services (0.3%):
Telenor ASA (a)	1,430,530	13,099,360

Energy (0.2%):
Aker BP ASA (a)	329,653	9,467,580

Materials (0.1%):
Yara International ASA	204,926	7,195,743
		29,762,683
Philippines (0.3%):
Communication Services (0.3%):
Globe Telecom, Inc.	165,455	5,714,987
PLDT, Inc.	309,345	7,946,397
		13,661,384

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Poland (0.5%):
Communication Services (0.1%):
Cyfrowy Polsat SA	1,980,055	$6,372,862

Consumer Discretionary (0.1%):
LPP SA	2,681	4,185,784

Energy (0.1%):
Polski Koncern Naftowy ORLEN SA	668,252	7,179,558

Financials (0.2%):
Powszechny Zaklad Ubezpieczen SA	1,767,779	8,208,627
		25,946,831
Russian Federation (0.0%):(c)
Communication Services (0.0%):
Mobile TeleSystems PJSC (d)(e)	2,330,210	92,111
Rostelecom PJSC (d)(e)(f)(g)	6,752,730	80,647
		172,758
Consumer Staples (0.0%):
Magnit PJSC (d)(e)	93,217	1,401

Energy (0.0%):
Tatneft PJSC (d)(e)	827,565	52,567

Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (d)(e)(h)	2,604,790	43,707

Materials (0.0%):
Magnitogorsk Iron & Steel Works PJSC (d)(e)	4,673,660	38,010
MMC Norilsk Nickel PJSC (d)(e)	14,877	50,397
Novolipetsk Steel PJSC (d)(e)	1,477,080	46,586
Polyus PJSC (d)(e)	34,403	64,373
Severstal PAO (d)(e)(f)(g)	223,944	53,114
		252,480
Utilities (0.0%):
Inter RAO UES PJSC (d)(e)	128,274,200	61,494
RusHydro PJSC (d)(e)(f)(g)	694,437,000	81,767
		143,261
		666,174
South Africa (1.4%):
Communication Services (0.6%):
MultiChoice Group	2,125,225	13,534,358
Vodacom Group Ltd. (a)	2,274,835	15,292,180
		28,826,538
Energy (0.2%):
Exxaro Resources Ltd. (a)	713,279	7,925,508

Financials (0.2%):
Sanlam Ltd.	3,359,285	9,506,442

Materials (0.4%):
African Rainbow Minerals Ltd.	515,819	6,939,887
Anglo American Platinum Ltd.	81,030	5,749,775
Kumba Iron Ore Ltd.	166,420	3,531,981
Sibanye Stillwater Ltd.	2,514,472	5,774,805
		21,996,448
		68,254,936
Spain (1.0%):
Communication Services (0.2%):
Telefonica SA	3,340,401	11,041,427

Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	1,833,108	8,221,799

Utilities (0.6%):
Endesa SA	703,925	10,571,049
Naturgy Energy Group SA	225,170	5,208,206
Red Electrica Corp. SA	767,369	11,773,959
		27,553,214
		46,816,440

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Sweden (1.0%):
Communication Services (0.3%):
Telia Co. AB	4,701,521	$13,547,791

Financials (0.7%):
Skandinaviska Enskilda Banken AB, Class A	968,299	9,233,405
Svenska Handelsbanken AB, Class A	1,437,398	11,805,712
Swedbank AB, Class A	850,646	11,171,162
		32,210,279
		45,758,070
Switzerland (1.0%):
Communication Services (0.4%):
Swisscom AG, Registered Shares	38,764	18,154,578

Consumer Discretionary (0.2%):
Garmin Ltd.	96,500	7,749,915

Financials (0.2%):
Swiss Re AG	154,766	11,416,925

Materials (0.2%):
Holcim AG	266,986	10,943,452
		48,264,870
Taiwan (4.4%):
Communication Services (0.4%):
Far EasTone Telecommunications Co. Ltd.	7,941,000	18,069,623

Financials (0.3%):
Yuanta Financial Holding Co. Ltd.	20,717,640	12,706,208

Industrials (0.6%):
Evergreen Marine Corp. Ltd.	763,000	3,479,061
Far Eastern New Century Corp.	14,957,000	15,186,738
Wan Hai Lines Ltd.	1,972,000	4,113,927
Yang Ming Marine Transport Corp.	2,453,000	4,713,027
		27,492,753
Information Technology (2.6%):
ASE Technology Holding Co. Ltd.	3,976,000	9,885,346
Asustek Computer, Inc.	1,709,000	12,532,724
Catcher Technology Co. Ltd.	1,387,000	7,511,244
Compal Electronics, Inc.	25,096,000	17,113,654
Lite-On Technology Corp.	3,994,000	8,011,150
MediaTek, Inc.	363,000	6,264,472
Novatek Microelectronics Corp.	782,000	5,352,442
Pegatron Corp.	8,003,000	14,689,696
Quanta Computer, Inc.	6,143,000	14,871,168
Synnex Technology International Corp.	7,581,000	12,559,114
United Microelectronics Corp.	6,784,000	7,592,437
WPG Holdings Ltd.	6,025,000	8,799,898
		125,183,345
Materials (0.5%):
Asia Cement Corp.	13,711,000	16,977,083
Taiwan Cement Corp.	5,817,327	6,195,928
		23,173,011
		206,624,940
Thailand (2.1%):
Communication Services (0.1%):
Total Access Communication PCL	3,003,000	3,612,153

Consumer Staples (0.2%):
Charoen Pokphand Foods PCL	14,531,300	9,629,263

Energy (0.6%):
PTT Exploration & Production PCL	2,793,500	11,914,011
PTT PCL	18,478,000	16,619,421
		28,533,432
Materials (0.8%):
PTT Global Chemical PCL	13,528,600	14,807,138
The Siam Cement PCL	2,589,600	22,344,555
		37,151,693

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
Land & Houses PCL	81,611,000	$19,180,766
		98,107,307
Turkey (0.3%):
Industrials (0.1%):
Enka Insaat ve Sanayi A/S	6,462,296	5,920,139

Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	5,129,760	8,020,508
		13,940,647
United Kingdom (2.7%):
Communication Services (0.4%):
Vodafone Group PLC	9,683,352	10,835,138
WPP PLC	980,795	8,094,809
		18,929,947
Consumer Staples (1.0%):
British American Tobacco PLC	336,201	12,052,593
Imperial Brands PLC	633,452	13,022,626
Tesco PLC	5,367,225	12,315,365
Unilever PLC	249,133	10,944,374
		48,334,958
Financials (0.3%):
Admiral Group PLC	123,966	2,632,888
Aviva PLC	2,231,331	9,567,648
		12,200,536
Health Care (0.2%):
GSK PLC	772,076	11,148,329

Materials (0.3%):
Anglo American PLC	224,195	6,730,106
Evraz PLC (d)(e)(f)(g)	753,373	340,600
Rio Tinto PLC	167,684	9,070,624
		16,141,330
Utilities (0.5%):
National Grid PLC	1,172,815	12,070,338
SSE PLC	586,695	9,904,675
		21,975,013
		128,730,113
United States (42.8%):
Communication Services (1.9%):
AT&T, Inc.	677,708	10,396,041
Comcast Corp., Class A	334,665	9,815,724
John Wiley & Sons, Inc., Class A	343,870	12,915,757
Lumen Technologies, Inc. (a)	846,543	6,162,833
Omnicom Group, Inc.	143,682	9,064,897
Paramount Global, Class B (a)	263,203	5,011,385
Telephone & Data Systems, Inc.	938,615	13,046,749
The Interpublic Group of Cos., Inc.	339,347	8,687,283
Verizon Communications, Inc.	363,539	13,803,576
		88,904,245
Consumer Discretionary (4.9%):
Advance Auto Parts, Inc.	55,800	8,723,772
American Eagle Outfitters, Inc.	502,400	4,888,352
Best Buy Co., Inc.	106,952	6,774,340
Bloomin' Brands, Inc. (a)	327,155	5,996,751
Camping World Holdings, Inc., Class A (a)	349,971	8,861,266
Cracker Barrel Old Country Store, Inc. (a)	90,378	8,367,195
Dana, Inc.	473,440	5,411,419
Darden Restaurants, Inc.	73,680	9,307,258
Ethan Allen Interiors, Inc. (a)	405,759	8,577,745
Ford Motor Co.	442,905	4,960,536
Franchise Group, Inc. (a)	296,275	7,199,482
Guess?, Inc. (a)	374,789	5,498,155
Hasbro, Inc.	139,058	9,375,290
Jack in the Box, Inc.	205,889	15,250,198
KB Home	251,092	6,508,305

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Kontoor Brands, Inc.	275,023	$9,243,523
La-Z-Boy, Inc. (a)	531,097	11,986,859
Monro, Inc.	210,816	9,162,063
Movado Group, Inc.	194,104	5,469,851
Nordstrom, Inc. (a)	222,300	3,719,079
Oxford Industries, Inc. (a)	35,266	3,166,181
Patrick Industries, Inc.	178,703	7,834,340
Rent-A-Center, Inc. (a)	235,998	4,132,325
Smith & Wesson Brands, Inc. (a)	471,176	4,886,095
Standard Motor Products, Inc.	208,619	6,780,117
Strategic Education, Inc. (a)	205,933	12,646,346
Sturm Ruger & Co., Inc.	229,539	11,658,286
The Aaron's Co., Inc.	255,680	2,485,210
The Buckle, Inc.	283,869	8,987,293
VF Corp.	217,986	6,519,961
Wolverine World Wide, Inc. (a)	486,067	7,480,571
		231,858,164
Consumer Staples (4.6%):
Altria Group, Inc.	283,550	11,449,749
B&G Foods, Inc. (a)	933,288	15,389,919
Campbell Soup Co.	279,432	13,166,836
Conagra Brands, Inc.	386,792	12,621,023
Energizer Holdings, Inc. (a)	818,095	20,566,908
Inter Parfums, Inc.	53,941	4,070,388
Kellogg Co.	214,549	14,945,483
Kimberly-Clark Corp.	115,326	12,978,788
Medifast, Inc.	84,470	9,153,169
Nu Skin Enterprises, Inc., Class A (a)	361,581	12,065,958
Philip Morris International, Inc.	138,102	11,463,847
SpartanNash Co.	426,018	12,363,042
Spectrum Brands Holdings, Inc.	164,300	6,412,629
The Andersons, Inc.	48,493	1,504,738
The Clorox Co.	67,507	8,667,224
The Kraft Heinz Co.	332,679	11,094,845
Universal Corp.	216,589	9,971,758
Vector Group Ltd.	1,257,332	11,077,095
Walgreens Boots Alliance, Inc.	342,278	10,747,529
Weis Markets, Inc. (a)	90,106	6,419,151
		216,130,079
Energy (2.1%):
Archrock, Inc.	1,547,670	9,936,042
Brigham Minerals, Inc.	306,096	7,551,388
Chevron Corp.	64,044	9,201,202
Devon Energy Corp. (a)	86,663	5,211,046
Exxon Mobil Corp.	97,168	8,483,738
Kinder Morgan, Inc.	692,488	11,523,000
ONEOK, Inc.	166,251	8,518,701
Phillips 66	95,641	7,720,142
Pioneer Natural Resources Co.	33,654	7,287,101
The Williams Cos., Inc.	390,383	11,176,665
Valero Energy Corp.	86,791	9,273,618
World Fuel Services Corp.	172,997	4,055,050
		99,937,693
Financials (11.1%):
Ally Financial, Inc.	235,386	6,550,792
AMERISAFE, Inc.	59,928	2,800,435
B Riley Financial, Inc. (a)	151,789	6,757,646
Blackstone, Inc.	67,542	5,653,265
Bread Financial Holdings, Inc.	177,727	5,589,514
Brookline Bancorp, Inc.	284,953	3,319,702
Capitol Federal Financial, Inc.	1,373,601	11,400,888
Citigroup, Inc.	200,512	8,355,335
Citizens Financial Group, Inc.	252,209	8,665,901
City Holding Co. (a)	44,611	3,956,550
CME Group, Inc.	66,023	11,694,654
CNA Financial Corp.	258,603	9,542,451

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Columbia Banking System, Inc. (a)	453,625	$13,105,226
Comerica, Inc.	113,603	8,077,173
Eagle Bancorp, Inc.	105,358	4,722,146
Employers Holdings, Inc.	91,491	3,155,525
Federal Agricultural Mortgage Corp., Class C	10,612	1,052,074
Fidelity National Financial, Inc.	299,085	10,826,877
Fifth Third Bancorp	277,448	8,867,238
First Busey Corp.	291,812	6,414,028
First Financial Bancorp	497,454	10,486,330
First Merchants Corp.	219,125	8,475,755
Franklin Resources, Inc. (a)	367,713	7,913,184
Fulton Financial Corp.	1,406,784	22,227,187
GCM Grosvenor, Inc., Class A (a)	94,364	744,532
Heritage Financial Corp. (a)	190,563	5,044,203
HomeStreet, Inc. (a)	126,690	3,649,939
Hope Bancorp, Inc.	1,126,342	14,236,963
Horace Mann Educators Corp.	167,868	5,924,062
Huntington Bancshares, Inc.	736,768	9,710,602
International Bancshares Corp.	123,075	5,230,688
Jackson Financial, Inc., Class A	230,028	6,383,277
JPMorgan Chase & Co.	98,982	10,343,619
Kearny Financial Corp.	105,207	1,117,298
KeyCorp	559,266	8,959,441
MetLife, Inc.	198,126	12,042,098
Morgan Stanley	121,314	9,585,019
Navient Corp.	702,464	10,319,196
NBT Bancorp, Inc.	155,176	5,888,929
Northern Trust Corp.	107,971	9,237,999
Northwest Bancshares, Inc. (a)	1,192,894	16,115,998
Park National Corp. (a)	38,954	4,848,994
Peoples Bancorp, Inc.	19,958	577,385
Piper Sandler Cos.	18,536	1,941,461
Premier Financial Corp.	238,330	6,125,081
Principal Financial Group, Inc.	138,930	10,023,800
Provident Financial Services, Inc. (a)	510,426	9,953,307
Prudential Financial, Inc.	118,327	10,150,090
Regions Financial Corp.	417,372	8,376,656
RLI Corp.	52,471	5,371,981
S&T Bancorp, Inc.	228,952	6,710,583
Safety Insurance Group, Inc. (a)	125,610	10,244,752
Sandy Spring Bancorp, Inc. (a)	150,025	5,289,882
Southside Bancshares, Inc.	144,606	5,113,268
State Street Corp.	124,887	7,594,379
Stewart Information Services Corp. (a)	83,767	3,655,592
T. Rowe Price Group, Inc.	74,231	7,794,997
The Bank of New York Mellon Corp.	258,202	9,945,941
The Carlyle Group, Inc.	210,306	5,434,307
The PNC Financial Services Group, Inc.	73,411	10,969,072
Towne Bank	199,792	5,360,419
Truist Financial Corp.	235,752	10,264,642
U.S. Bancorp	258,810	10,435,219
Washington Federal, Inc.	310,468	9,307,831
Washington Trust Bancorp, Inc. (a)	136,336	6,336,897
Webster Financial Corp.	126,642	5,724,218
WesBanco, Inc.	343,228	11,453,518
Westamerica Bancorp	151,751	7,935,060
		521,083,071
Health Care (2.7%):
AbbVie, Inc.	114,384	15,351,477
Amgen, Inc.	71,533	16,123,538
Bristol-Myers Squibb Co.	258,253	18,359,206
Gilead Sciences, Inc.	250,753	15,468,953
Merck & Co., Inc.	200,492	17,266,371
National HealthCare Corp.	132,901	8,417,949
Patterson Cos., Inc.	769,142	18,474,791
Pfizer, Inc.	254,932	11,155,824
Phibro Animal Health Corp., Class A	285,828	3,798,654
		124,416,763

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (4.4%):
3M Co.	102,723	$11,350,892
ACCO Brands Corp.	928,962	4,551,914
Boise Cascade Co.	129,197	7,682,054
Brady Corp., Class A	215,719	9,001,954
Deluxe Corp.	385,267	6,414,696
Douglas Dynamics, Inc. (a)	199,618	5,593,296
Genco Shipping & Trading Ltd.	360,987	4,523,167
Global Industrial Co.	150,686	4,042,905
Granite Construction, Inc. (a)	218,019	5,535,502
H&E Equipment Services, Inc.	309,909	8,782,821
Healthcare Services Group	1,092,725	13,211,045
HNI Corp. (a)	311,477	8,257,255
Kaman Corp.	248,872	6,950,995
Kennametal, Inc.	669,930	13,787,159
McGrath RentCorp	124,845	10,469,502
MSC Industrial Direct Co., Inc.	110,105	8,016,745
Mueller Water Products, Inc., Class A	1,209,225	12,418,741
Pitney Bowes, Inc. (a)	1,296,252	3,020,267
Stanley Black & Decker, Inc. (a)	91,216	6,860,355
Steelcase, Inc., Class A	1,087,554	7,090,852
The Gorman-Rupp Co.	229,514	5,460,138
The Greenbrier Cos., Inc.	374,874	9,098,192
Trinity Industries, Inc. (a)	688,462	14,698,664
Wabash National Corp. (a)	526,423	8,191,142
Watsco, Inc. (a)	43,934	11,311,248
		206,321,501
Information Technology (2.8%):
American Software, Inc., Class A	259,060	3,968,799
Benchmark Electronics, Inc.	305,948	7,581,391
Broadcom, Inc.	17,967	7,977,528
Cisco Systems, Inc.	245,982	9,839,280
Corning, Inc.	303,579	8,809,863
CSG Systems International, Inc.	116,074	6,137,993
Hewlett Packard Enterprise Co.	693,764	8,311,293
HP, Inc.	267,171	6,657,901
Intel Corp.	291,644	7,515,666
InterDigital, Inc.	278,694	11,264,811
International Business Machines Corp.	109,942	13,062,209
Juniper Networks, Inc.	336,300	8,784,156
Progress Software Corp.	219,489	9,339,257
Seagate Technology Holdings PLC	121,312	6,457,438
Vishay Intertechnology, Inc.	830,858	14,780,964
		130,488,549
Materials (2.1%):
Dow, Inc.	233,174	10,243,334
Eastman Chemical Co.	117,752	8,366,280
Greif, Inc., Class A	174,774	10,411,287
International Flavors & Fragrances, Inc.	94,832	8,613,590
International Paper Co.	320,077	10,146,441
Mativ Holdings, Inc.	543,239	11,994,717
Newmont Corp.	210,919	8,864,926
Packaging Corp. of America	89,106	10,005,713
Pactiv Evergreen, Inc.	421,644	3,680,952
SunCoke Energy, Inc.	1,106,966	6,431,472
Worthington Industries, Inc. (a)	215,743	8,228,438
		96,987,150
Real Estate (0.1%):
The RMR Group, Inc., Class A	154,628	3,663,137

Utilities (6.1%):
ALLETE, Inc.	84,179	4,213,159
Alliant Energy Corp.	188,434	9,985,118
Ameren Corp.	99,127	7,984,680
American Electric Power Co., Inc.	167,577	14,487,032
Avista Corp.	466,735	17,292,532

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	171,541	$14,711,356
Dominion Energy, Inc.	221,308	15,294,596
DTE Energy Co.	134,466	15,470,313
Duke Energy Corp.	167,867	15,614,988
Edison International	208,509	11,797,439
Entergy Corp.	129,994	13,081,296
Evergy, Inc.	252,723	15,011,746
Eversource Energy	129,782	10,117,805
Exelon Corp.	328,930	12,321,718
FirstEnergy Corp.	408,037	15,097,369
MGE Energy, Inc.	157,408	10,330,687
New Jersey Resources Corp.	123,057	4,762,306
NiSource, Inc.	538,423	13,562,876
Northwest Natural Holding Co.	414,177	17,966,998
Otter Tail Corp.	138,183	8,501,018
PNM Resources, Inc.	151,284	6,918,217
SJW Group	166,235	9,575,136
The Southern Co.	215,582	14,659,576
Unitil Corp.	186,473	8,661,671
		287,419,632
		2,007,209,984
Total Common Stocks (Cost $4,921,077,956)		4,109,682,812

Rights (0.0%)(c)
Philippines (0.0%):
Communication Services (0.0%):
Globe Telecom, Inc., Expires 10/10/22 (h)	10,192	60,697
Total Rights (Cost $–)		60,697

Collateral for Securities Loaned (3.7%)^
United States (3.7%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (i)	3,672,794	3,672,794
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (i)	2,472,109	2,472,109
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (i)	1,832,906	1,832,906
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (i)	83,451,353	83,451,353
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (i)	3,659,570	3,659,570
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (i)	9,936,926	9,936,926
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (i)	65,711,989	65,711,989
Total Collateral for Securities Loaned (Cost $170,737,647)		170,737,647
Total Investments (Cost $5,091,815,603) — 91.2%		4,280,481,156
Other assets in excess of liabilities — 8.8%		414,028,159
NET ASSETS - 100.00%		$4,694,509,315

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $33,626,177 and amounted to 0.7% of net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(f)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2022
(Unaudited)

(g)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$4,339,844
Rostelecom PJSC	9/18/2020	8,205,300
RusHydro PJSC	9/18/2020	7,349,117
Severstal PAO	3/17/2017	4,076,024
X5 Retail Group NV, GDR	9/18/2020	5,468,213

(h)	Non-income producing security.
(i)	Rate disclosed is the daily yield on September 30, 2022.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	8,637	12/16/22	$2,177,020,191	$1,906,272,270	$(270,747,921)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	8,674	12/16/22	$813,733,886	$720,202,220	$93,531,666
E-Mini MSCI Emerging Markets Index Futures	12,334	12/16/22	608,450,307	537,454,050	70,996,257
E-Mini Russell 2000 Index Futures	7,729	12/16/22	729,501,845	645,294,210	84,207,635
E-Mini S&P 500 Futures	17,134	12/19/22	3,493,111,471	3,085,405,050	407,706,421
					$656,441,979

	Total unrealized appreciation				$656,441,979
	Total unrealized depreciation				(270,747,921)
	Total net unrealized appreciation (depreciation)				$385,694,058

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (4.2%):
Alphabet, Inc., Class A (a)	9,093	$869,745
AT&T, Inc.	74,229	1,138,673
Charter Communications, Inc., Class A (a)	2,575	781,126
Comcast Corp., Class A	36,654	1,075,062
DISH Network Corp., Class A (a)	34,504	477,190
Electronic Arts, Inc.	10,598	1,226,295
Endeavor Group Holdings, Inc., Class A (a)	37,230	754,280
Fox Corp., Class A	35,885	1,100,952
Liberty Broadband Corp., Class C (a)	11,067	816,745
Lumen Technologies, Inc. (b)	92,718	674,987
Match Group, Inc. (a)	10,358	494,594
Meta Platforms, Inc., Class A (a)	3,658	496,317
Netflix, Inc. (a)	2,275	535,626
News Corp., Class A	59,911	905,255
Omnicom Group, Inc.	15,731	992,469
Paramount Global, Class B (b)	28,826	548,847
Pinterest, Inc., Class A (a)	19,049	443,842
Sirius XM Holdings, Inc. (b)	241,329	1,377,989
Take-Two Interactive Software, Inc. (a)	6,884	750,356
The Interpublic Group of Cos., Inc.	37,169	951,526
The Trade Desk, Inc., Class A (a)	6,244	373,079
The Walt Disney Co. (a)	9,896	933,490
T-Mobile U.S., Inc. (a)	8,371	1,123,137
Verizon Communications, Inc.	39,817	1,511,851
Warner Music Group Corp., Class A	28,992	672,904
ZoomInfo Technologies, Inc. (a)	11,751	489,547
		21,515,884
Consumer Discretionary (8.4%):
Advance Auto Parts, Inc.	6,116	956,176
Airbnb, Inc., Class A (a)	5,235	549,884
Amazon.com, Inc. (a)	5,765	651,445
Aptiv PLC (a)	7,458	583,290
Aramark	30,873	963,238
AutoZone, Inc. (a)	552	1,182,345
Best Buy Co., Inc.	11,709	741,648
Booking Holdings, Inc. (a)	440	723,012
Burlington Stores, Inc. (a)	4,545	508,540
CarMax, Inc. (a)	9,184	606,328
Chipotle Mexican Grill, Inc. (a)	527	791,955
D.R. Horton, Inc.	11,755	791,699
Darden Restaurants, Inc.	8,071	1,019,529
Dollar General Corp.	4,452	1,067,857
Dollar Tree, Inc. (a)	6,114	832,115
Domino's Pizza, Inc.	3,074	953,555
Etsy, Inc. (a)(b)	4,372	437,768
Expedia Group, Inc. (a)	6,763	633,626
Ford Motor Co.	48,510	543,312
Garmin Ltd.	13,185	1,058,887
General Motors Co.	21,405	686,887
Genuine Parts Co.	9,501	1,418,689
Hasbro, Inc.	15,235	1,027,144
Hilton Worldwide Holdings, Inc.	7,368	888,728
Hyatt Hotels Corp., Class A (a)	9,360	757,786
Lennar Corp., Class A	10,841	808,197
LKQ Corp.	19,304	910,184
Lowe's Cos., Inc.	6,052	1,136,626
Marriott International, Inc., Class A	6,253	876,295
McDonald's Corp.	7,399	1,707,245
MGM Resorts International	22,951	682,104
NIKE, Inc., Class B	9,035	750,989
NVR, Inc. (a)	255	1,016,705
O'Reilly Automotive, Inc. (a)	1,667	1,172,485
Pool Corp.	2,634	838,165
PulteGroup, Inc.	20,575	771,563

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	9,064	$763,823
Service Corp. International	19,345	1,116,980
Starbucks Corp.	12,081	1,017,945
Target Corp.	4,956	735,421
Tesla, Inc. (a)	1,985	526,521
The Home Depot, Inc.	4,201	1,159,224
The TJX Cos., Inc.	16,977	1,054,611
Tractor Supply Co.	5,452	1,013,418
Ulta Beauty, Inc. (a)	2,156	864,966
Vail Resorts, Inc.	4,366	941,484
VF Corp.	23,874	714,071
Williams-Sonoma, Inc. (b)	4,532	534,096
Yum! Brands, Inc.	13,521	1,437,823
		42,926,384
Consumer Staples (9.2%):
Albertsons Cos., Inc., Class A	33,850	841,511
Altria Group, Inc.	31,053	1,253,920
Archer-Daniels-Midland Co.	13,499	1,085,995
BJ's Wholesale Club Holdings, Inc. (a)	11,101	808,264
Brown-Forman Corp., Class B	20,630	1,373,339
Bunge Ltd.	11,406	941,793
Campbell Soup Co.	30,609	1,442,296
Church & Dwight Co., Inc.	17,473	1,248,271
Colgate-Palmolive Co.	22,677	1,593,059
Conagra Brands, Inc.	40,738	1,329,281
Constellation Brands, Inc., Class A	6,489	1,490,394
Costco Wholesale Corp.	2,202	1,039,939
Darling Ingredients, Inc. (a)	10,712	708,599
General Mills, Inc.	21,318	1,633,172
Hormel Foods Corp.	34,555	1,570,179
Kellogg Co.	23,594	1,643,558
Keurig Dr Pepper, Inc.	47,143	1,688,662
Kimberly-Clark Corp.	12,636	1,422,055
Lamb Weston Holdings, Inc.	14,482	1,120,617
McCormick & Co., Inc. (b)	17,226	1,227,697
Molson Coors Beverage Co., Class B	23,149	1,110,920
Mondelez International, Inc., Class A	28,797	1,578,940
Monster Beverage Corp. (a)	13,652	1,187,178
PepsiCo, Inc.	11,195	1,827,696
Philip Morris International, Inc.	15,130	1,255,941
Sysco Corp.	14,760	1,043,680
The Clorox Co.	7,398	949,829
The Coca-Cola Co.	30,234	1,693,709
The Estee Lauder Cos., Inc.	3,602	777,672
The Hershey Co.	7,635	1,683,288
The J.M. Smucker Co.	10,055	1,381,658
The Kraft Heinz Co.	36,431	1,214,974
The Kroger Co.	22,887	1,001,306
The Procter & Gamble Co.	11,504	1,452,380
Tyson Foods, Inc., Class A	17,242	1,136,765
Walgreens Boots Alliance, Inc.	37,482	1,176,935
Walmart, Inc.	9,816	1,273,135
		47,208,607
Energy (3.9%):
Antero Resources Corp. (a)	14,873	454,072
APA Corp.	15,699	536,749
Chesapeake Energy Corp. (b)	7,490	705,633
Chevron Corp.	7,013	1,007,558
ConocoPhillips	7,907	809,202
Coterra Energy, Inc.	25,082	655,142
Devon Energy Corp.	9,493	570,814
Diamondback Energy, Inc.	5,500	662,530
EOG Resources, Inc.	6,633	741,105
Exxon Mobil Corp.	10,643	929,240
Halliburton Co.	24,582	605,209
Hess Corp.	6,923	754,538
HF Sinclair Corp.	14,558	783,803

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	75,841	$1,261,994
Marathon Oil Corp.	27,355	617,676
Marathon Petroleum Corp.	10,263	1,019,424
Occidental Petroleum Corp.	8,646	531,297
ONEOK, Inc.	18,209	933,029
Ovintiv, Inc.	11,424	525,504
Phillips 66	10,476	845,623
Pioneer Natural Resources Co.	3,681	797,047
Schlumberger NV	19,351	694,701
Targa Resources Corp.	13,792	832,209
Texas Pacific Land Corp.	400	710,892
The Williams Cos., Inc.	39,437	1,129,081
Valero Energy Corp.	7,086	757,139
		19,871,211
Financials (16.6%):
Aflac, Inc.	26,273	1,476,543
Ally Financial, Inc.	25,781	717,485
American Express Co.	6,667	899,445
American Financial Group, Inc.	10,359	1,273,432
American International Group, Inc.	20,384	967,832
Ameriprise Financial, Inc.	3,822	962,953
Aon PLC, Class A	4,607	1,234,077
Arch Capital Group Ltd. (a)	34,044	1,550,364
Ares Management Corp., Class A	10,287	637,280
Arthur J. Gallagher & Co.	7,623	1,305,210
Bank of America Corp.	33,873	1,022,965
Berkshire Hathaway, Inc., Class B (a)	6,118	1,633,628
BlackRock, Inc.	1,649	907,412
Blackstone, Inc.	7,401	619,464
Brown & Brown, Inc.	19,470	1,177,546
Capital One Financial Corp.	8,703	802,155
Cboe Global Markets, Inc.	12,123	1,422,876
Chubb Ltd.	8,508	1,547,435
Cincinnati Financial Corp.	11,405	1,021,546
Citigroup, Inc.	21,959	915,031
Citizens Financial Group, Inc.	27,621	949,058
CME Group, Inc.	7,226	1,279,941
Comerica, Inc.	12,438	884,342
Discover Financial Services	8,696	790,640
East West Bancorp, Inc.	12,883	864,965
Equitable Holdings, Inc.	34,359	905,360
Erie Indemnity Co., Class A	6,615	1,470,581
Everest Re Group Ltd.	5,276	1,384,633
FactSet Research Systems, Inc.	3,108	1,243,542
Fidelity National Financial, Inc.	32,752	1,185,622
Fifth Third Bancorp	30,381	970,977
First Citizens BancShares, Inc., Class A	1,183	943,360
First Republic Bank	6,916	902,884
Franklin Resources, Inc.	40,277	866,761
Globe Life, Inc.	14,612	1,456,816
Huntington Bancshares, Inc.	80,696	1,063,573
Interactive Brokers Group, Inc.	16,523	1,055,985
Intercontinental Exchange, Inc.	12,720	1,149,252
JPMorgan Chase & Co.	10,839	1,132,675
KeyCorp	61,253	981,273
KKR & Co., Inc.	14,768	635,024
Loews Corp.	29,196	1,455,129
LPL Financial Holdings, Inc.	3,886	849,013
M&T Bank Corp.	5,924	1,044,520
Markel Corp. (a)	1,285	1,393,223
MarketAxess Holdings, Inc.	4,009	891,962
Marsh & McLennan Cos., Inc.	9,053	1,351,522
MetLife, Inc.	21,697	1,318,744
Moody's Corp.	4,146	1,007,934
Morgan Stanley	13,289	1,049,964
Morningstar, Inc.	4,298	912,551
MSCI, Inc.	2,127	897,147

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Nasdaq, Inc. (b)	23,608	$1,338,101
Northern Trust Corp.	11,826	1,011,833
Principal Financial Group, Inc.	15,219	1,098,051
Prudential Financial, Inc.	12,957	1,111,451
Raymond James Financial, Inc.	10,113	999,367
Regions Financial Corp.	45,716	917,520
Rocket Cos., Inc., Class A (b)	78,391	495,431
Ryan Specialty Holdings, Inc. (a)	22,446	911,756
S&P Global, Inc.	3,660	1,117,581
Signature Bank	3,771	569,421
State Street Corp.	13,676	831,638
SVB Financial Group (a)	1,560	523,817
Synchrony Financial	26,282	740,890
T. Rowe Price Group, Inc.	8,134	854,151
The Allstate Corp.	11,341	1,412,295
The Bank of New York Mellon Corp.	28,275	1,089,153
The Carlyle Group, Inc.	23,038	595,302
The Charles Schwab Corp.	13,325	957,668
The Goldman Sachs Group, Inc.	3,636	1,065,530
The Hartford Financial Services Group, Inc.	21,646	1,340,753
The PNC Financial Services Group, Inc.	8,040	1,201,337
The Progressive Corp.	11,445	1,330,023
The Travelers Cos., Inc.	9,700	1,486,040
Tradeweb Markets, Inc., Class A	16,761	945,656
Truist Financial Corp.	25,823	1,124,333
U.S. Bancorp	28,344	1,142,830
W.R. Berkley Corp.	23,798	1,536,875
Wells Fargo & Co.	23,314	937,689
		85,070,144
Health Care (14.4%):
Abbott Laboratories	13,770	1,332,385
AbbVie, Inc.	12,523	1,680,712
ABIOMED, Inc. (a)	2,823	693,498
Agilent Technologies, Inc.	8,062	979,936
Align Technology, Inc. (a)	2,610	540,557
AmerisourceBergen Corp.	10,767	1,457,098
Amgen, Inc.	7,832	1,765,333
Avantor, Inc. (a)	38,279	750,268
Baxter International, Inc.	23,170	1,247,936
Becton Dickinson & Co.	6,322	1,408,731
Biogen, Inc. (a)	5,462	1,458,354
BioMarin Pharmaceutical, Inc. (a)	11,576	981,298
Bio-Techne Corp.	2,674	759,416
Boston Scientific Corp. (a)	31,373	1,215,076
Bristol-Myers Squibb Co.	28,283	2,010,638
Catalent, Inc. (a)	9,990	722,876
Centene Corp. (a)	13,131	1,021,723
Charles River Laboratories International, Inc. (a)	3,936	774,605
Cigna Corp.	4,752	1,318,537
CVS Health Corp.	14,867	1,417,866
Danaher Corp.	4,121	1,064,413
Dexcom, Inc. (a)	8,247	664,213
Edwards Lifesciences Corp. (a)	10,898	900,502
Elevance Health, Inc.	2,706	1,229,173
Eli Lilly & Co.	4,115	1,330,585
Gilead Sciences, Inc.	27,465	1,694,316
HCA Healthcare, Inc.	4,238	778,902
Henry Schein, Inc. (a)	19,550	1,285,803
Hologic, Inc. (a)	20,620	1,330,402
Horizon Therapeutics PLC (a)	14,742	912,382
Humana, Inc.	2,229	1,081,489
IDEXX Laboratories, Inc. (a)	2,524	822,319
Incyte Corp. (a)	18,447	1,229,308
Insulet Corp. (a)(b)	2,544	583,594
Intuitive Surgical, Inc. (a)	3,992	748,260
IQVIA Holdings, Inc. (a)	4,943	895,375
Johnson & Johnson	12,710	2,076,306
Laboratory Corp. of America Holdings	5,906	1,209,608

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
McKesson Corp.	4,296	$1,460,082
Medtronic PLC	16,989	1,371,862
Merck & Co., Inc.	21,958	1,891,023
Mettler-Toledo International, Inc. (a)	827	896,567
Moderna, Inc. (a)(b)	3,786	447,695
Molina Healthcare, Inc. (a)	3,528	1,163,676
Neurocrine Biosciences, Inc. (a)	9,767	1,037,353
PerkinElmer, Inc. (b)	7,241	871,310
Pfizer, Inc.	27,922	1,221,867
Quest Diagnostics, Inc.	11,552	1,417,315
R1 RCM, Inc. (a)	37,150	688,390
Regeneron Pharmaceuticals, Inc. (a)	2,222	1,530,669
Repligen Corp. (a)	2,888	540,374
ResMed, Inc.	5,006	1,092,810
Shockwave Medical, Inc. (a)	1,671	464,655
STERIS PLC	5,812	966,419
Stryker Corp.	5,842	1,183,239
Teleflex, Inc.	4,809	968,821
The Cooper Cos., Inc.	4,102	1,082,518
Thermo Fisher Scientific, Inc.	2,086	1,057,998
United Therapeutics Corp. (a)	4,528	948,073
UnitedHealth Group, Inc.	2,833	1,430,778
Veeva Systems, Inc., Class A (a)	3,720	613,354
Vertex Pharmaceuticals, Inc. (a)	4,320	1,250,813
Viatris, Inc.	88,487	753,909
Waters Corp. (a)	3,632	978,933
West Pharmaceutical Services, Inc.	3,411	839,379
Zimmer Biomet Holdings, Inc.	11,317	1,183,192
Zoetis, Inc.	8,052	1,194,031
		73,920,898
Industrials (15.7%):
3M Co.	11,246	1,242,683
Advanced Drainage Systems, Inc.	5,516	686,025
AECOM	16,926	1,157,231
AMERCO, Inc.	2,499	1,272,541
AMETEK, Inc.	12,899	1,462,876
Booz Allen Hamilton Holding Corp.	13,084	1,208,307
Builders FirstSource, Inc. (a)	12,169	716,998
C.H. Robinson Worldwide, Inc.	9,371	902,521
Carlisle Cos., Inc.	3,954	1,108,741
Carrier Global Corp.	29,441	1,046,922
Caterpillar, Inc.	5,929	972,830
Cintas Corp.	3,315	1,286,850
Copart, Inc. (a)	8,862	942,917
CoStar Group, Inc. (a)	11,199	780,010
CSX Corp.	41,195	1,097,435
Cummins, Inc.	5,864	1,193,383
Deere & Co.	2,615	873,122
Delta Air Lines, Inc. (a)	24,522	688,087
Dover Corp.	10,562	1,231,318
Eaton Corp. PLC	9,395	1,252,917
Emerson Electric Co.	16,750	1,226,435
Equifax, Inc.	5,463	936,522
Expeditors International of Washington, Inc.	11,901	1,050,977
Fastenal Co.	26,375	1,214,305
FedEx Corp.	4,541	674,202
Fortive Corp.	19,309	1,125,715
Generac Holdings, Inc. (a)	2,558	455,682
General Dynamics Corp.	6,837	1,450,606
Graco, Inc.	22,176	1,329,451
HEICO Corp.	8,735	1,257,665
Honeywell International, Inc.	7,860	1,312,384
Howmet Aerospace, Inc.	30,217	934,612
Hubbell, Inc.	6,214	1,385,722
Huntington Ingalls Industries, Inc.	6,080	1,346,720
IDEX Corp.	7,004	1,399,749
Illinois Tool Works, Inc.	7,448	1,345,481

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ingersoll Rand, Inc.	22,185	$959,723
J.B. Hunt Transport Services, Inc.	6,253	978,094
Jacobs Solutions, Inc.	10,381	1,126,235
Johnson Controls International PLC	22,035	1,084,563
L3Harris Technologies, Inc.	5,400	1,122,282
Leidos Holdings, Inc.	14,786	1,293,331
Lockheed Martin Corp.	3,470	1,340,426
Masco Corp.	22,705	1,060,097
Nordson Corp.	5,715	1,213,123
Norfolk Southern Corp.	5,336	1,118,692
Northrop Grumman Corp.	2,542	1,195,553
Old Dominion Freight Line, Inc.	3,201	796,313
Otis Worldwide Corp.	18,658	1,190,380
PACCAR, Inc.	15,547	1,301,128
Parker-Hannifin Corp.	4,448	1,077,795
Quanta Services, Inc.	6,445	821,029
Raytheon Technologies Corp.	15,552	1,273,087
Regal Rexnord Corp.	8,269	1,160,637
Republic Services, Inc.	11,400	1,550,856
Rockwell Automation, Inc.	4,247	913,572
Rollins, Inc.	38,213	1,325,227
Snap-on, Inc.	6,368	1,282,197
Southwest Airlines Co. (a)	26,562	819,172
Stanley Black & Decker, Inc.	9,993	751,574
Textron, Inc.	17,360	1,011,394
Trane Technologies PLC	7,980	1,155,584
TransDigm Group, Inc.	1,788	938,378
TransUnion	13,299	791,158
Union Pacific Corp.	6,716	1,308,411
United Parcel Service, Inc., Class B	6,018	972,148
United Rentals, Inc. (a)	3,035	819,814
Verisk Analytics, Inc.	7,472	1,274,200
W.W. Grainger, Inc.	2,327	1,138,345
Waste Management, Inc.	9,912	1,588,002
Watsco, Inc. (b)	4,388	1,129,735
Westinghouse Air Brake Technologies Corp.	12,571	1,022,651
Xylem, Inc.	11,195	977,995
		80,452,843
Information Technology (13.5%):
Accenture PLC, Class A	3,866	994,722
Adobe, Inc. (a)	2,231	613,971
Advanced Micro Devices, Inc. (a)	6,919	438,388
Akamai Technologies, Inc. (a)	14,071	1,130,183
Amphenol Corp., Class A	17,029	1,140,262
Analog Devices, Inc.	6,671	929,537
ANSYS, Inc. (a)	3,527	781,936
Apple, Inc.	6,996	966,847
Applied Materials, Inc.	7,655	627,174
Arista Networks, Inc. (a)	7,002	790,456
Autodesk, Inc. (a)	3,824	714,323
Automatic Data Processing, Inc.	5,273	1,192,700
Bentley Systems, Inc., Class B (b)	19,281	589,806
Broadcom, Inc.	1,972	875,588
Broadridge Financial Solutions, Inc.	7,440	1,073,741
Cadence Design Systems, Inc. (a)	4,998	816,823
CDW Corp.	6,760	1,055,101
Cisco Systems, Inc.	26,940	1,077,600
Cognizant Technology Solutions Corp., Class A	18,417	1,057,872
Corning, Inc.	33,245	964,770
Datadog, Inc., Class A (a)	4,442	394,361
Dell Technologies, Inc., Class C	22,480	768,142
Dynatrace, Inc. (a)	15,956	555,428
Enphase Energy, Inc. (a)	1,651	458,103
Entegris, Inc.	7,123	591,351
EPAM Systems, Inc. (a)	911	329,955
F5, Inc. (a)	6,311	913,391
Fair Isaac Corp. (a)	1,968	810,836
Fidelity National Information Services, Inc.	11,169	844,041

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a)	5,287	$699,311
Fiserv, Inc. (a)	11,736	1,098,138
FleetCor Technologies, Inc. (a)	5,241	923,307
Fortinet, Inc. (a)	13,197	648,369
Gartner, Inc. (a)	3,340	924,145
Global Payments, Inc.	7,675	829,284
GoDaddy, Inc., Class A (a)	11,995	850,206
Hewlett Packard Enterprise Co.	75,987	910,324
HP, Inc.	29,259	729,134
Intel Corp.	31,943	823,171
International Business Machines Corp.	12,036	1,429,997
Intuit, Inc.	1,777	688,268
Jack Henry & Associates, Inc.	7,734	1,409,676
Juniper Networks, Inc.	42,517	1,110,544
Keysight Technologies, Inc. (a)	6,561	1,032,439
KLA Corp.	2,088	631,891
Lam Research Corp.	1,590	581,940
Mastercard, Inc., Class A	3,392	964,481
Microchip Technology, Inc.	12,181	743,406
Micron Technology, Inc.	12,855	644,035
Microsoft Corp.	4,170	971,193
Monolithic Power Systems, Inc.	1,284	466,606
Motorola Solutions, Inc.	4,974	1,114,027
NetApp, Inc.	15,036	929,977
NortonLifeLock, Inc.	44,849	903,259
NVIDIA Corp.	3,782	459,097
NXP Semiconductors NV	4,885	720,586
ON Semiconductor Corp. (a)	8,516	530,802
Oracle Corp.	15,591	952,142
Paychex, Inc.	10,318	1,157,783
Paycom Software, Inc. (a)	1,904	628,301
Paylocity Holding Corp. (a)	2,614	631,490
PayPal Holdings, Inc. (a)	6,290	541,380
PTC, Inc. (a)	7,501	784,605
Qorvo, Inc. (a)	8,874	704,684
QUALCOMM, Inc.	5,874	663,645
Roper Technologies, Inc.	3,515	1,264,135
Salesforce, Inc. (a)	4,983	716,755
Seagate Technology Holdings PLC	13,289	707,373
ServiceNow, Inc. (a)	1,493	563,772
Skyworks Solutions, Inc.	8,716	743,213
SS&C Technologies Holdings, Inc.	22,814	1,089,368
Synopsys, Inc. (a)	2,442	746,055
TD SYNNEX Corp.	11,291	916,716
TE Connectivity Ltd.	8,934	985,956
Teledyne Technologies, Inc. (a)	3,400	1,147,398
Teradyne, Inc.	7,938	596,541
Texas Instruments, Inc.	7,062	1,093,056
Trimble, Inc. (a)	15,017	814,973
Tyler Technologies, Inc. (a)	2,357	819,057
VeriSign, Inc. (a)	5,858	1,017,535
Visa, Inc., Class A	5,758	1,022,909
Western Digital Corp. (a)	18,902	615,260
Zebra Technologies Corp. (a)	2,855	748,039
Zoom Video Communications, Inc., Class A (a)	6,769	498,131
		69,435,293
Materials (5.3%):
Air Products and Chemicals, Inc.	5,361	1,247,666
Albemarle Corp.	2,464	651,580
Avery Dennison Corp.	6,233	1,014,109
Ball Corp.	15,959	771,139
Celanese Corp.	9,383	847,660
CF Industries Holdings, Inc.	7,191	692,134
Corteva, Inc.	21,688	1,239,469
Dow, Inc.	25,538	1,121,884
DuPont de Nemours, Inc.	20,385	1,027,404
Eastman Chemical Co.	12,891	915,906

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	7,052	$1,018,450
FMC Corp.	11,546	1,220,412
Freeport-McMoRan, Inc.	23,900	653,187
International Flavors & Fragrances, Inc.	10,386	943,360
International Paper Co.	35,059	1,111,370
LyondellBasell Industries NV, Class A	12,959	975,554
Martin Marietta Materials, Inc.	3,350	1,079,002
Newmont Corp.	23,102	970,977
Nucor Corp.	5,738	613,909
Packaging Corp. of America	9,762	1,096,175
PPG Industries, Inc.	8,448	935,109
Reliance Steel & Aluminum Co.	5,804	1,012,276
RPM International, Inc.	14,096	1,174,338
Steel Dynamics, Inc.	10,020	710,919
The Mosaic Co.	12,357	597,214
The Sherwin-Williams Co.	4,506	922,603
Vulcan Materials Co.	7,227	1,139,770
Westlake Corp. (b)	10,247	890,259
Westrock Co.	26,063	805,086
		27,398,921
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	14,124	953,511

Utilities (8.0%):
Alliant Energy Corp.	29,014	1,537,452
Ameren Corp.	21,260	1,712,493
American Electric Power Co., Inc.	18,349	1,586,271
American Water Works Co., Inc.	9,786	1,273,746
Atmos Energy Corp.	16,111	1,640,905
CenterPoint Energy, Inc.	54,973	1,549,139
CMS Energy Corp.	26,388	1,536,837
Consolidated Edison, Inc.	19,128	1,640,417
Constellation Energy Corp.	8,515	708,363
Dominion Energy, Inc.	24,241	1,675,295
DTE Energy Co.	14,727	1,694,341
Duke Energy Corp.	18,388	1,710,452
Edison International	22,832	1,291,835
Entergy Corp.	14,238	1,432,770
Essential Utilities, Inc. (b)	30,465	1,260,642
Evergy, Inc.	27,491	1,632,965
Eversource Energy	19,529	1,522,481
Exelon Corp.	36,030	1,349,684
FirstEnergy Corp.	44,693	1,653,641
NextEra Energy, Inc.	14,150	1,109,501
NiSource, Inc.	58,820	1,481,676
NRG Energy, Inc.	27,865	1,066,394
PG&E Corp. (a)	83,791	1,047,387
PPL Corp.	58,146	1,474,001
Sempra Energy	10,587	1,587,415
The Southern Co.	23,701	1,611,668
WEC Energy Group, Inc.	17,553	1,569,765
Xcel Energy, Inc.	24,812	1,587,968
		40,945,504
Total Common Stocks (Cost $492,138,441)		509,699,200

Collateral for Securities Loaned (1.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	152,744	152,744
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	102,810	102,810
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	76,227	76,227
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	3,470,562	3,470,562
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	152,194	152,194
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	413,255	413,255

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	2,732,820	$2,732,820
Total Collateral for Securities Loaned (Cost $7,100,612)		7,100,612
Total Investments (Cost $499,239,053) — 100.8%		516,799,812
Liabilities in excess of other assets — (0.8)%		(4,237,176)
NET ASSETS - 100.00%		$512,562,636

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	12/16/22	$2,768,167	$2,521,050	$(247,117)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(247,117)
	Total net unrealized appreciation (depreciation)				$(247,117)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Banks (16.5%):
1st Source Corp.	1,660	$76,858
Atlantic Union Bankshares Corp.	2,063	62,674
Banc of California, Inc.	3,563	56,901
BankUnited, Inc.	1,507	51,494
Banner Corp.	1,070	63,216
Berkshire Hills Bancorp, Inc.	2,372	64,756
City Holding Co.	1,069	94,810
Columbia Banking System, Inc.	1,870	54,024
Customers Bancorp, Inc. (a)	960	28,301
Dime Community Bancshares, Inc.	2,107	61,693
Eagle Bancorp, Inc.	1,475	66,109
Enterprise Financial Services Corp.	1,679	73,943
FB Financial Corp.	1,733	66,218
First BanCorp/Puerto Rico	3,213	43,954
First Bancorp/Southern Pines NC	1,793	65,588
First Busey Corp.	3,198	70,292
First Commonwealth Financial Corp.	5,456	70,055
First Financial Bancorp	3,135	66,086
First Foundation, Inc.	3,331	60,424
First Merchants Corp.	1,780	68,850
Fulton Financial Corp.	4,366	68,983
German American Bancorp, Inc.	1,987	70,956
Heartland Financial USA, Inc.	1,646	71,371
Hilltop Holdings, Inc.	1,865	46,345
Hope Bancorp, Inc.	4,399	55,603
Independent Bank Group, Inc.	1,063	65,258
International Bancshares Corp.	1,546	65,705
Lakeland Bancorp, Inc.	4,662	74,639
Lakeland Financial Corp.	1,016	73,975
Live Oak Bancshares, Inc.	992	30,355
National Bank Holdings Corp., Class A	1,657	61,292
NBT Bancorp, Inc.	2,227	84,515
Nicolet Bankshares, Inc. (a)	1,032	72,694
OceanFirst Financial Corp.	4,105	76,517
OFG Bancorp	2,192	55,085
Park National Corp.	575	71,576
Preferred Bank	1,037	67,644
Renasant Corp.	2,055	64,280
S&T Bancorp, Inc.	2,636	77,261
Sandy Spring Bancorp, Inc.	1,848	65,160
Seacoast Banking Corp. of Florida	1,900	57,437
Silvergate Capital Corp., Class A (a)	192	14,467
Southside Bancshares, Inc.	2,244	79,348
Stock Yards Bancorp, Inc.	1,079	73,383
Texas Capital Bancshares, Inc. (a)	903	53,304
The Bancorp, Inc. (a)	1,619	35,586
Tompkins Financial Corp. (b)	1,121	81,407
Towne Bank	2,733	73,326
TriCo Bancshares	1,501	67,020
Triumph Bancorp, Inc. (a)	583	31,686
Trustmark Corp.	2,542	77,861
Veritex Holdings, Inc.	1,897	50,441
Washington Federal, Inc.	2,358	70,693
WesBanco, Inc.	2,183	72,847
Westamerica Bancorp	1,674	87,533
		3,511,799
Capital Markets (3.0%):
Artisan Partners Asset Management, Inc., Class A	1,485	39,991
AssetMark Financial Holdings, Inc. (a)	3,104	56,772
BGC Partners, Inc., Class A	12,360	38,810
Bridge Investment Group Holdings, Inc., Class A	2,787	40,412
Donnelley Financial Solutions, Inc. (a)	841	31,092
GCM Grosvenor, Inc., Class A (b)	7,849	61,929
Moelis & Co., Class A	1,230	41,586
Open Lending Corp., Class A (a)	2,842	22,850

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
P10, Inc., Class A	4,041	$42,511
Piper Sandler Cos.	406	42,524
PJT Partners, Inc., Class A	867	57,933
StepStone Group, Inc., Class A	1,515	37,133
StoneX Group, Inc. (a)	644	53,413
Victory Capital Holdings, Inc., Class A (d)	1,732	40,373
Virtus Investment Partners, Inc.	228	36,371
		643,700
Communication Services (4.1%):
Advantage Solutions, Inc. (a)	9,095	19,372
AMC Networks, Inc., Class A (a)	1,201	24,380
Cars.com, Inc. (a)	3,097	35,615
Cogent Communications Holdings, Inc.	1,144	59,671
EchoStar Corp., Class A (a)	2,657	43,761
Gogo, Inc. (a)	2,500	30,300
Gray Television, Inc.	2,416	34,597
iHeartMedia, Inc., Class A (a)	3,388	24,834
John Wiley & Sons, Inc., Class A	1,423	53,448
PubMatic, Inc., Class A (a)	1,175	19,540
Scholastic Corp.	1,251	38,481
Sciplay Corp., Class A (a)	3,500	41,160
Shenandoah Telecommunications Co.	1,927	32,798
Shutterstock, Inc.	709	35,571
Sinclair Broadcast Group, Inc., Class A	1,753	31,712
Stagwell, Inc. (a)	5,709	39,678
TechTarget, Inc. (a)	565	33,448
Telephone & Data Systems, Inc.	3,217	44,716
The EW Scripps Co., Class A (a)	3,047	34,340
Thryv Holdings, Inc. (a)	1,717	39,199
United States Cellular Corp. (a)	2,164	56,329
WideOpenWest, Inc. (a)	2,343	28,749
Yelp, Inc. (a)	1,142	38,725
ZipRecruiter, Inc. (a)	1,795	29,617
		870,041
Consumer Discretionary (14.0%):
Accel Entertainment, Inc. (a)	4,635	36,199
American Eagle Outfitters, Inc.	2,865	27,876
Arhaus, Inc. (a)	2,702	19,049
Arko Corp.	4,658	43,739
Bloomin' Brands, Inc.	1,699	31,143
Boot Barn Holdings, Inc. (a)	466	27,242
Brinker International, Inc. (a)	1,195	29,851
Caleres, Inc.	1,122	27,175
Camping World Holdings, Inc., Class A	1,199	30,359
Carter's, Inc.	659	43,184
Cavco Industries, Inc. (a)	171	35,185
Century Communities, Inc.	790	33,796
Chegg, Inc. (a)	1,309	27,581
Cracker Barrel Old Country Store, Inc.	425	39,347
Cricut, Inc., Class A (a)	4,332	40,114
Dana, Inc.	2,141	24,472
Dave & Buster's Entertainment, Inc. (a)	699	21,690
Designer Brands, Inc., Class A	1,937	29,655
Dine Brands Global, Inc.	546	34,704
Dorman Products, Inc. (a)	627	51,489
Dream Finders Homes, Inc., Class A (a)(b)	2,734	28,980
European Wax Center, Inc., Class A	1,321	24,372
Everi Holdings, Inc. (a)	2,047	33,202
First Watch Restaurant Group, Inc. (a)	2,028	29,365
Franchise Group, Inc.	1,117	27,143
Frontdoor, Inc. (a)	2,007	40,923
Funko, Inc., Class A (a)	1,290	26,084
Gentherm, Inc. (a)	621	30,882
G-III Apparel Group Ltd. (a)	1,674	25,026
Golden Entertainment, Inc. (a)	911	31,785
GoPro, Inc., Class A (a)	6,296	31,039
Graham Holdings Co., Class B	133	71,551

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Grand Canyon Education, Inc. (a)	738	$60,700
Green Brick Partners, Inc. (a)	1,423	30,424
Group 1 Automotive, Inc.	236	33,717
Guess?, Inc. (b)	1,806	26,494
Helen of Troy Ltd. (a)	408	39,348
Installed Building Products, Inc.	411	33,287
Jack in the Box, Inc.	573	42,442
KB Home	1,272	32,970
Kontoor Brands, Inc.	1,027	34,517
La-Z-Boy, Inc.	1,631	36,812
LCI Industries	323	32,772
Leslie's, Inc. (a)	2,589	38,084
LGI Homes, Inc. (a)	383	31,165
M/I Homes, Inc. (a)	950	34,419
Malibu Boats, Inc., Class A (a)	683	32,777
MarineMax, Inc. (a)	1,033	30,773
MDC Holdings, Inc.	1,333	36,551
Meritage Homes Corp. (a)	527	37,032
Modine Manufacturing Co. (a)	2,122	27,459
Monarch Casino & Resort, Inc. (a)	660	37,052
Monro, Inc.	975	42,374
National Vision Holdings, Inc. (a)	992	32,389
Nordstrom, Inc.	1,395	23,338
OneSpaWorld Holdings Ltd. (a)	4,347	36,515
Overstock.com, Inc. (a)	833	20,284
Oxford Industries, Inc.	434	38,965
Papa John's International, Inc.	608	42,566
Patrick Industries, Inc.	730	32,003
Perdoceo Education Corp. (a)	5,434	55,970
Playa Hotels & Resorts NV (a)	5,970	34,745
Qurate Retail, Inc., Class A	8,362	16,808
Rent-A-Center, Inc.	1,116	19,541
Revolve Group, Inc. (a)	1,067	23,143
Sally Beauty Holdings, Inc. (a)	2,533	31,916
Six Flags Entertainment Corp. (a)	1,371	24,267
Sleep Number Corp. (a)	746	25,222
Solid Power, Inc. (a)	3,471	18,257
Sonic Automotive, Inc., Class A	737	31,912
Sonos, Inc. (a)	1,960	27,244
Standard Motor Products, Inc.	1,443	46,898
Steven Madden Ltd.	1,513	40,352
Strategic Education, Inc.	681	41,820
Stride, Inc. (a)	939	39,466
Sturm Ruger & Co., Inc.	1,214	61,659
Target Hospitality Corp. (a)	1,526	19,258
Taylor Morrison Home Corp. (a)	1,509	35,190
The Buckle, Inc.	1,147	36,314
The Cheesecake Factory, Inc.	1,143	33,467
TravelCenters of America, Inc. (a)	607	32,736
Tri Pointe Homes, Inc. (a)	2,402	36,294
Urban Outfitters, Inc. (a)	1,720	33,798
Victoria's Secret & Co. (a)	886	25,800
Vista Outdoor, Inc. (a)	1,518	36,918
Vivid Seats, Inc., Class A (b)	3,580	27,423
Winnebago Industries, Inc.	618	32,884
Wolverine World Wide, Inc.	2,068	31,827
XPEL, Inc. (a)	452	29,127
		2,981,687
Consumer Finance (1.5%):
Bread Financial Holdings, Inc.	938	29,500
Encore Capital Group, Inc. (a)	955	43,433
Enova International, Inc. (a)	1,171	34,275
Green Dot Corp., Class A (a)	1,850	35,113
LendingClub Corp. (a)	1,808	19,978
Navient Corp.	2,755	40,471
PRA Group, Inc. (a)	2,406	79,061
PROG Holdings, Inc. (a)	1,516	22,710
Upstart Holdings, Inc. (a)(b)	498	10,354
		314,895

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (6.9%):
B&G Foods, Inc. (b)	2,409	$39,724
Cal-Maine Foods, Inc.	1,054	58,592
Central Garden & Pet Co., Class A (a)	1,729	59,063
e.l.f. Beauty, Inc. (a)	1,107	41,645
Edgewell Personal Care Co.	1,319	49,331
Energizer Holdings, Inc.	1,899	47,741
Fresh Del Monte Produce, Inc.	2,219	51,570
Herbalife Nutrition Ltd. (a)	1,379	27,428
Ingles Markets, Inc., Class A	678	53,704
Inter Parfums, Inc.	683	51,539
J & J Snack Foods Corp.	468	60,592
John B Sanfilippo & Son, Inc.	861	65,204
Medifast, Inc.	306	33,158
MGP Ingredients, Inc.	509	54,035
Mission Produce, Inc. (a)	3,363	48,629
Nu Skin Enterprises, Inc., Class A	1,116	37,241
PriceSmart, Inc.	955	54,999
SpartanNash Co.	1,732	50,263
Spectrum Brands Holdings, Inc.	869	33,917
The Andersons, Inc.	927	28,765
The Chefs' Warehouse, Inc. (a)	1,187	34,387
The Duckhorn Portfolio, Inc. (a)	3,040	43,867
The Hain Celestial Group, Inc. (a)	2,189	36,950
The Vita Coco Co., Inc. (a)	1,736	19,773
Tootsie Roll Industries, Inc.	1,980	65,894
United Natural Foods, Inc. (a)	1,013	34,817
Universal Corp.	1,395	64,226
USANA Health Sciences, Inc. (a)	909	50,949
Utz Brands, Inc.	2,701	40,785
Vector Group Ltd.	4,650	40,967
WD-40 Co.	249	43,759
Weis Markets, Inc.	807	57,491
		1,481,005
Diversified Financial Services (0.3%):
Compass Diversified Holdings	2,215	40,003
Jackson Financial, Inc., Class A	1,088	30,192
		70,195
Energy (2.7%):
Arch Resources, Inc.	188	22,297
Archrock, Inc.	6,275	40,286
Brigham Minerals, Inc.	1,379	34,020
Bristow Group, Inc. (a)	1,376	32,322
Callon Petroleum Co. (a)	609	21,321
CONSOL Energy, Inc.	364	23,413
Delek U.S. Holdings, Inc.	1,011	27,439
Earthstone Energy, Inc., Class A (a)	1,638	20,180
Laredo Petroleum, Inc. (a)	282	17,724
NexTier Oilfield Solutions, Inc. (a)	2,596	19,210
Noble Corp. PLC (a)	1,177	34,816
Northern Oil and Gas, Inc.	916	25,108
Par Pacific Holdings, Inc. (a)	1,745	28,635
Permian Resources Corp. (a)	3,443	23,412
Ranger Oil Corp.	632	19,876
RPC, Inc.	3,265	22,626
Select Energy Services, Inc., Class A (a)	4,213	29,365
SilverBow Resources, Inc. (a)	639	17,176
Sitio Royalties Corp.	1,549	34,248
Talos Energy, Inc. (a)	1,256	20,912
W&T Offshore, Inc. (a)	3,306	19,373
World Fuel Services Corp.	1,565	36,684
		570,443

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Health Care (8.6%):
AdaptHealth Corp. (a)	1,601	$30,067
Addus HomeCare Corp. (a)	522	49,715
Agiliti, Inc. (a)	2,411	34,501
Alector, Inc. (a)	2,660	25,164
Allscripts Healthcare Solutions, Inc. (a)	2,696	41,060
Amphastar Pharmaceuticals, Inc. (a)	1,110	31,191
Apollo Medical Holdings, Inc. (a)	609	23,751
Arcus Biosciences, Inc. (a)	1,012	26,474
AtriCure, Inc. (a)	788	30,811
Atrion Corp.	89	50,285
Avid Bioservices, Inc. (a)	1,693	32,370
Catalyst Pharmaceuticals, Inc. (a)	2,305	29,573
Corcept Therapeutics, Inc. (a)	1,470	37,691
CorVel Corp. (a)	343	47,482
Cross Country Healthcare, Inc. (a)	1,103	31,292
DocGo, Inc. (a)(b)	2,611	25,901
Dynavax Technologies Corp. (a)	2,310	24,116
Embecta Corp.	852	24,529
Emergent BioSolutions, Inc. (a)	1,261	26,468
Enhabit, Inc. (a)	1,379	19,361
Enovis Corp. (a)	1,018	46,899
Figs, Inc., Class A (a)	1,924	15,873
Fulgent Genetics, Inc. (a)	744	28,361
Harmony Biosciences Holdings, Inc. (a)	774	34,281
Innoviva, Inc. (a)	3,777	43,851
Integer Holdings Corp. (a)	908	56,505
Ironwood Pharmaceuticals, Inc. (a)	5,565	57,653
iTeos Therapeutics, Inc. (a)	1,173	22,346
LeMaitre Vascular, Inc.	1,013	51,339
Multiplan Corp. (a)	7,521	21,510
National HealthCare Corp.	1,160	73,474
National Research Corp.	1,554	61,849
Neogen Corp. (a)	2,511	35,079
Owens & Minor, Inc.	1,355	32,656
Pacira BioSciences, Inc. (a)	957	50,903
Patterson Cos., Inc.	2,183	52,436
Pediatrix Medical Group, Inc. (a)	2,575	42,513
Prestige Consumer Healthcare, Inc. (a)	1,316	65,576
Prothena Corp. PLC (a)	1,006	60,994
RadNet, Inc. (a)	1,987	40,436
REGENXBIO, Inc. (a)	1,007	26,615
Senseonics Holdings, Inc. (a)	10,198	13,461
SIGA Technologies, Inc.	1,020	10,506
Simulations Plus, Inc.	659	31,988
Supernus Pharmaceuticals, Inc. (a)	1,543	52,231
Syndax Pharmaceuticals, Inc. (a)	1,396	33,546
U.S. Physical Therapy, Inc.	501	38,086
Varex Imaging Corp. (a)	2,603	55,027
Xencor, Inc. (a)	1,442	37,463
		1,835,259
Industrials (18.8%):
3D Systems Corp. (a)	2,942	23,477
AAR Corp. (a)	1,259	45,097
AerSale Corp. (a)	2,153	39,917
Air Transport Services Group, Inc. (a)	1,735	41,796
Alamo Group, Inc.	519	63,458
Albany International Corp.	713	56,206
Allegiant Travel Co. (a)	403	29,411
Altra Industrial Motion Corp.	1,119	37,621
Apogee Enterprises, Inc.	1,238	47,316
ArcBest Corp.	412	29,965
Arcosa, Inc.	849	48,546
Astec Industries, Inc.	1,143	35,650
AZZ, Inc.	1,571	57,357
Barnes Group, Inc.	1,920	55,450
Boise Cascade Co.	502	29,849
Brady Corp., Class A	1,534	64,014

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
BrightView Holdings, Inc. (a)	4,449	$35,325
CBIZ, Inc. (a)	1,562	66,822
Columbus McKinnon Corp.	1,549	40,522
Construction Partners, Inc., Class A (a)	1,235	32,394
CoreCivic, Inc. (a)	4,090	36,156
CSW Industrials, Inc.	545	65,291
Deluxe Corp.	2,671	44,472
Encore Wire Corp.	258	29,809
Energy Recovery, Inc. (a)	2,379	51,719
Enerpac Tool Group Corp.	2,771	49,407
EnerSys	855	49,735
EnPro Industries, Inc.	592	50,308
Esab Corp.	972	32,426
ESCO Technologies, Inc.	729	53,538
Federal Signal Corp.	1,641	61,242
First Advantage Corp. (a)	3,410	43,750
Forrester Research, Inc. (a)	1,484	53,439
Forward Air Corp.	506	45,672
Gibraltar Industries, Inc. (a)	1,021	41,790
Global Industrial Co.	1,412	37,884
GMS, Inc. (a)	857	34,289
GrafTech International Ltd.	6,677	28,778
Granite Construction, Inc.	2,055	52,176
Griffon Corp.	1,076	31,764
H&E Equipment Services, Inc.	1,197	33,923
Hayward Holdings, Inc. (a)	3,322	29,466
Healthcare Services Group	2,926	35,375
Heartland Express, Inc.	4,994	71,464
Helios Technologies, Inc.	799	40,429
Heritage-Crystal Clean, Inc. (a)	1,791	52,960
Hillenbrand, Inc.	1,403	51,518
HireRight Holdings Corp. (a)	1,783	27,209
HNI Corp.	1,728	45,809
Hub Group, Inc., Class A (a)	628	43,319
Huron Consulting Group, Inc. (a)	896	59,360
ICF International, Inc.	700	76,314
Janus International Group, Inc. (a)	3,478	31,024
JELD-WEN Holding, Inc. (a)	3,070	26,863
Kadant, Inc.	316	52,712
Kaman Corp.	1,585	44,269
Kennametal, Inc.	2,143	44,103
Kforce, Inc.	930	54,545
Lindsay Corp.	330	47,282
Marten Transport Ltd.	2,478	47,479
Matson, Inc.	512	31,498
Maxar Technologies, Inc.	1,299	24,317
McGrath RentCorp	851	71,365
Mercury Systems, Inc. (a)	858	34,835
Moog, Inc., Class A	873	61,416
Mueller Water Products, Inc., Class A	5,511	56,598
MYR Group, Inc. (a)	621	52,617
NOW, Inc. (a)	3,394	34,110
NV5 Global, Inc. (a)	381	47,175
PGT Innovations, Inc. (a)	2,267	47,516
Primoris Services Corp.	2,384	38,740
Proto Labs, Inc. (a)	1,067	38,871
Rush Enterprises, Inc., Class A	1,267	55,571
SkyWest, Inc. (a)	1,571	25,544
SPX Technologies, Inc. (a)	1,037	57,263
Standex International Corp.	762	62,217
Steelcase, Inc., Class A	5,196	33,878
Sun Country Airlines Holdings, Inc. (a)	1,691	23,015
Tennant Co.	1,090	61,650
Terex Corp.	1,276	37,948
The AZEK Co., Inc. (a)	1,539	25,578
The Brink's Co.	1,148	55,609
The Greenbrier Cos., Inc.	1,629	39,536
The Shyft Group, Inc.	1,526	31,176
Titan International, Inc. (a)	1,725	20,942

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Trinity Industries, Inc.	2,218	$47,354
Universal Logistics Holdings, Inc.	1,128	35,780
V2X, Inc. (a)	927	32,816
Veritiv Corp. (a)	293	28,647
Wabash National Corp.	2,462	38,309
Werner Enterprises, Inc.	1,614	60,686
		4,001,838
Information Technology (9.1%):
A10 Networks, Inc.	2,718	36,068
ACI Worldwide, Inc. (a)	2,296	47,986
ACM Research, Inc., Class A (a)	1,349	16,809
Agilysys, Inc. (a)	780	43,173
Alpha & Omega Semiconductor Ltd. (a)	586	18,025
Avid Technology, Inc. (a)	1,107	25,749
Axcelis Technologies, Inc. (a)	381	23,073
Badger Meter, Inc.	606	55,988
Belden, Inc.	725	43,515
Benchmark Electronics, Inc.	2,251	55,780
Clearfield, Inc. (a)	218	22,812
Cohu, Inc. (a)	1,247	32,148
CommVault Systems, Inc. (a)	959	50,865
Conduent, Inc. (a)	8,921	29,796
Consensus Cloud Solutions, Inc. (a)	736	34,813
CSG Systems International, Inc.	1,105	58,432
Digi International, Inc. (a)	1,337	46,220
Digital Turbine, Inc. (a)	1,114	16,053
Ebix, Inc.	723	13,715
ePlus, Inc. (a)	1,070	44,448
EVERTEC, Inc.	1,857	58,217
Extreme Networks, Inc. (a)	2,292	29,956
FormFactor, Inc. (a)	1,147	28,732
Harmonic, Inc. (a)	3,852	50,346
Ichor Holdings Ltd. (a)	901	21,813
InterDigital, Inc.	1,188	48,019
International Money Express, Inc. (a)	2,234	50,913
MaxLinear, Inc. (a)	777	25,346
Methode Electronics, Inc.	1,461	54,276
N-able, Inc. (a)	3,753	34,640
Napco Security Technologies, Inc. (a)	1,504	43,736
NetScout Systems, Inc. (a)	1,953	61,168
OSI Systems, Inc. (a)	905	65,214
Paya Holdings, Inc. (a)	4,710	28,778
Paymentus Holdings, Inc., Class A (a)	1,935	18,808
Payoneer Global, Inc. (a)	3,499	21,169
PC Connection, Inc.	1,191	53,702
Perficient, Inc. (a)	467	30,364
Photronics, Inc. (a)	1,647	24,079
Plexus Corp. (a)	626	54,813
Progress Software Corp.	1,210	51,486
Sanmina Corp. (a)	1,149	52,946
Semtech Corp. (a)	890	26,175
SiTime Corp. (a)	187	14,723
SMART Global Holdings, Inc. (a)	1,855	29,439
TaskUS, Inc., Class A (a)	1,368	22,025
TTEC Holdings, Inc.	786	34,828
TTM Technologies, Inc. (a)	2,479	32,673
Ultra Clean Holdings, Inc. (a)	1,044	26,883
Veeco Instruments, Inc. (a)	1,797	32,921
Verra Mobility Corp. (a)	3,136	48,200
Vishay Intertechnology, Inc.	2,838	50,488
		1,942,344
Insurance (2.2%):
CNO Financial Group, Inc.	3,048	54,773
Employers Holdings, Inc.	2,027	69,911
Genworth Financial, Inc. (a)	12,520	43,820
Goosehead Insurance, Inc., Class A (a)(b)	455	16,216

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Horace Mann Educators Corp.	1,875	$66,169
Palomar Holdings, Inc. (a)	485	40,604
ProAssurance Corp.	2,862	55,838
Safety Insurance Group, Inc.	993	80,989
Stewart Information Services Corp.	1,139	49,706
		478,026
Materials (4.7%):
AdvanSix, Inc.	987	31,683
Alpha Metallurgical Resources, Inc.	152	20,800
Arconic Corp. (a)	1,526	26,003
Chase Corp.	782	65,352
Ecovyst, Inc. (a)	4,588	38,723
Hawkins, Inc.	1,403	54,703
Hecla Mining Co.	7,762	30,582
Ingevity Corp. (a)	734	44,502
Innospec, Inc.	723	61,939
Materion Corp.	602	48,160
Mativ Holdings, Inc.	2,010	44,381
Minerals Technologies, Inc.	1,042	51,485
NewMarket Corp.	232	69,793
O-I Glass, Inc. (a)	2,951	38,215
Origin Materials, Inc. (a)	4,900	25,284
Orion Engineered Carbons SA	2,490	33,242
Pactiv Evergreen, Inc.	3,947	34,457
Ryerson Holding Corp.	949	24,427
Schnitzer Steel Industries, Inc.	1,066	30,338
Stepan Co.	694	65,007
Sylvamo Corp.	778	26,374
TriMas Corp.	2,428	60,870
Trinseo PLC	1,265	23,175
Warrior Met Coal, Inc.	1,073	30,516
Worthington Industries, Inc.	871	33,220
		1,013,231
Real Estate (1.4%):
Anywhere Real Estate, Inc. (a)	3,696	29,975
eXp World Holdings, Inc. (b)	1,837	20,593
Kennedy-Wilson Holdings, Inc.	3,914	60,510
Marcus & Millichap, Inc.	1,355	44,417
Newmark Group, Inc., Class A	3,909	31,506
The RMR Group, Inc., Class A	2,724	64,532
The St. Joe Co.	1,236	39,589
		291,122
Thrifts & Mortgage Finance (2.7%):
Axos Financial, Inc. (a)	1,142	39,091
Capitol Federal Financial, Inc.	10,524	87,349
Columbia Financial, Inc. (a)	3,651	77,146
Federal Agricultural Mortgage Corp., Class C	580	57,501
Merchants Bancorp	2,350	54,214
NMI Holdings, Inc., Class A (a)	2,304	46,932
Northwest Bancshares, Inc.	6,530	88,220
PennyMac Financial Services, Inc.	994	42,643
Provident Financial Services, Inc.	3,951	77,045
		570,141
Utilities (2.9%):
Altus Power, Inc. (a)	2,377	26,171
Avista Corp.	2,134	79,065
Chesapeake Utilities Corp.	613	70,734
MGE Energy, Inc.	1,180	77,443
Middlesex Water Co.	717	55,352
Montauk Renewables, Inc. (a)	1,657	28,898
Northwest Natural Holding Co.	1,555	67,456
NorthWestern Corp.	1,587	78,207
SJW Group	1,283	73,901
Unitil Corp.	1,121	52,071
		609,298
Total Common Stocks (Cost $22,876,232)		21,185,024

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	3,327	$3,327
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	2,239	2,239
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	1,660	1,660
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	75,595	75,595
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	3,315	3,315
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	9,001	9,001
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	59,526	59,526
Total Collateral for Securities Loaned (Cost $154,663)		154,663
Total Investments (Cost $23,030,895) — 100.1%		21,339,687
Liabilities in excess of other assets — (0.1)%		(30,628)
NET ASSETS - 100.00%		$21,309,059

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.
(d)	Affiliated security.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	12/16/22	$94,512	$83,490	$(11,022)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(11,022)
	Total net unrealized appreciation (depreciation)				$(11,022)

Affiliated Holdings

Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
US Small Cap Volatility Wtd ETF	6/30/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
Victory Capital Holdings Inc.	$35,620	$6,906	$–	$–	$–	$(2,153)	$40,373	$370

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Australia (5.8%):
Communication Services (0.5%):
REA Group Ltd.	1,346	$98,859
Telstra Corp. Ltd.	105,252	259,139
		357,998
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	6,258	131,746
Wesfarmers Ltd.	6,055	165,419
		297,165
Consumer Staples (0.7%):
Coles Group Ltd.	20,229	212,546
Endeavour Group Ltd.	34,534	154,592
Woolworths Group Ltd.	8,831	191,730
		558,868
Energy (0.3%):
Santos Ltd.	27,569	125,000
Woodside Energy Group Ltd.	5,586	113,097
		238,097
Financials (1.9%):
ASX Ltd.	4,289	196,825
Australia & New Zealand Banking Group Ltd.	14,835	216,303
Commonwealth Bank of Australia	3,451	200,167
Macquarie Group Ltd.	1,379	134,697
National Australia Bank Ltd.	10,891	200,656
QBE Insurance Group Ltd.	20,554	151,554
Suncorp Group Ltd.	24,656	158,148
Westpac Banking Corp.	15,197	200,590
		1,458,940
Health Care (0.7%):
Cochlear Ltd.	1,116	138,840
CSL Ltd.	910	165,866
Ramsay Health Care Ltd.	2,778	101,760
Sonic Healthcare Ltd.	8,266	161,649
		568,115
Industrials (0.2%):
Brambles Ltd.	20,123	146,832

Information Technology (0.3%):
Computershare Ltd.	9,629	152,466
WiseTech Global Ltd.	2,328	77,415
		229,881
Materials (0.8%):
BHP Group Ltd.	5,400	133,021
Fortescue Metals Group Ltd.	9,086	97,733
Newcrest Mining Ltd.	11,836	128,070
Rio Tinto Ltd.	2,344	139,990
South32 Ltd.	43,957	102,041
		600,855
		4,456,751
Austria (0.4%):
Energy (0.2%):
OMV AG	2,784	101,947

Financials (0.1%):
Erste Group Bank AG	4,277	94,885

Utilities (0.1%):
Verbund AG	1,033	88,521
		285,353
Belgium (0.8%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA	3,390	155,281

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.2%):
KBC Group NV	2,658	$126,739

Health Care (0.2%):
UCB SA	2,384	166,143

Utilities (0.2%):
Elia Group SA	1,193	140,750
		588,913
Canada (13.5%):
Communication Services (1.0%):
BCE, Inc. (a)	6,911	289,810
Rogers Communications, Inc., Class B	5,562	214,273
TELUS Corp. (a)	13,430	266,713
		770,796
Consumer Discretionary (0.6%):
Dollarama, Inc.	3,332	191,303
Magna International, Inc.	2,087	99,016
Restaurant Brands International, Inc.	3,537	188,169
		478,488
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	3,904	157,183
George Weston Ltd.	2,100	219,898
Loblaw Cos. Ltd.	2,437	192,991
Metro, Inc.	5,237	262,267
Saputo, Inc.	7,377	175,880
		1,008,219
Energy (1.7%):
ARC Resources Ltd.	6,916	83,070
Cameco Corp.	2,814	74,690
Canadian Natural Resources Ltd. (a)	2,368	110,239
Cenovus Energy, Inc.	5,408	83,086
Enbridge, Inc.	6,984	258,992
Imperial Oil Ltd. (a)	2,783	120,512
Pembina Pipeline Corp.	6,401	194,458
Suncor Energy, Inc.	3,829	107,840
TC Energy Corp.	4,917	198,075
Tourmaline Oil Corp.	1,969	102,342
		1,333,304
Financials (3.9%):
Bank of Montreal	2,709	237,459
Brookfield Asset Management, Inc., Class A	3,431	140,375
Canadian Imperial Bank of Commerce (a)	5,135	224,777
Fairfax Financial Holdings Ltd.	379	173,116
Great-West Lifeco, Inc.	11,835	255,517
Intact Financial Corp.	1,967	278,402
Manulife Financial Corp. (a)	11,320	177,684
National Bank of Canada (a)	3,668	229,927
Power Corp. of Canada	10,397	234,331
Royal Bank of Canada (a)	3,061	275,627
Sun Life Financial, Inc.	5,982	237,903
The Bank of Nova Scotia	4,803	228,466
The Toronto-Dominion Bank	4,032	247,315
		2,940,899
Industrials (1.5%):
Canadian National Railway Co.	1,797	194,089
Canadian Pacific Railway Ltd.	2,551	170,307
TFI International, Inc.	1,151	104,175
Thomson Reuters Corp.	2,378	244,136
Waste Connections, Inc. (a)	1,743	235,542
WSP Global, Inc. (a)	1,453	160,028
		1,108,277
Information Technology (0.5%):
CGI, Inc. (b)	2,863	215,554
Constellation Software, Inc.	108	150,294
		365,848

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (1.4%):
Aginco Eagle Mines Ltd.	2,891	$122,154
Barrick Gold Corp.	9,605	148,887
CCL Industries, Inc.	4,161	201,724
First Quantum Minerals Ltd.	4,415	74,958
Franco-Nevada Corp.	1,453	173,577
Nutrien Ltd.	1,300	108,427
Teck Resources Ltd., Class B	2,869	87,262
Wheaton Precious Metals Corp.	4,972	161,018
		1,078,007
Utilities (1.6%):
Algonquin Power & Utilities Corp. (a)	22,857	249,719
Emera, Inc.	7,560	305,914
Fortis, Inc.	8,015	304,538
Hydro One Ltd. (a)(c)	13,320	325,767
		1,185,938
		10,269,776
Denmark (1.5%):
Financials (0.4%):
Danske Bank A/S	10,885	136,100
Tryg A/S	9,327	192,932
		329,032
Health Care (0.5%):
Coloplast A/S, Class B	1,246	127,440
Genmab A/S (b)	387	125,563
Novo Nordisk A/S, Class B	1,263	126,781
		379,784
Industrials (0.3%):
AP Moller - Maersk A/S, Class B	43	78,601
DSV A/S	941	111,157
		189,758
Materials (0.2%):
Novozymes A/S, B Shares	2,580	130,342

Utilities (0.1%):
Orsted A/S (c)	1,043	83,535
		1,112,451
Finland (1.6%):
Communication Services (0.3%):
Elisa Oyj	5,235	237,766

Energy (0.1%):
Neste Oyj	1,997	87,667

Financials (0.4%):
Nordea Bank Abp	18,171	156,729
Sampo Oyj, A Shares	3,947	169,249
		325,978
Industrials (0.2%):
Kone Oyj, Class B	4,047	157,080

Information Technology (0.2%):
Nokia Oyj	32,287	139,856

Materials (0.4%):
Stora Enso Oyj, Class R	8,553	109,709
UPM-Kymmene Oyj	4,556	145,451
		255,160
		1,203,507
France (8.0%):
Communication Services (1.0%):
Bollore SE	33,939	157,039
Orange SA	32,233	292,100
Publicis Groupe SA	2,902	139,056
Vivendi SE	25,157	196,521
		784,716

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	6,137	$139,246
Hermes International	101	120,447
Kering SA	285	128,060
LVMH Moet Hennessy Louis Vuitton SE	217	129,795
Sodexo SA	1,967	148,723
		666,271
Consumer Staples (1.1%):
Carrefour SA	10,946	152,470
Danone SA	3,725	177,287
L'Oreal SA	464	150,156
Pernod Ricard SA	999	184,870
Remy Cointreau SA	829	138,829
		803,612
Energy (0.2%):
TotalEnergies SE (a)	2,880	136,238

Financials (0.8%):
Amundi SA (c)	2,867	120,691
AXA SA	7,034	154,912
BNP Paribas SA	2,759	117,888
Credit Agricole SA	14,650	120,070
Societe Generale SA	4,688	93,782
		607,343
Health Care (0.7%):
BioMerieux	1,470	117,253
EssilorLuxottica SA	1,030	141,655
Sanofi	2,315	177,849
Sartorius Stedim Biotech	296	91,975
		528,732
Industrials (2.2%):
Aeroports de Paris (b)	1,120	130,602
Airbus SE	1,267	110,360
Bouygues SA	8,494	223,480
Bureau Veritas SA	7,936	178,704
Cie de Saint-Gobain	3,177	115,342
Eiffage SA	2,049	165,685
Legrand SA	2,552	166,698
Schneider Electric SE	1,201	137,622
Teleperformance	555	141,889
Thales SA	1,320	146,162
Vinci SA	1,955	159,330
		1,675,874
Information Technology (0.6%):
Capgemini SE	838	135,902
Dassault Systemes SE	3,774	132,153
Edenred	3,532	163,914
		431,969
Materials (0.2%):
Air Liquide SA	1,634	188,232

Utilities (0.3%):
Engie SA	12,220	141,801
Veolia Environnement SA	5,552	107,230
		249,031
		6,072,018
Germany (5.7%):
Communication Services (0.3%):
Deutsche Telekom AG	11,268	193,139

Consumer Discretionary (0.7%):
adidas AG	841	97,969
Bayerische Motoren Werke AG	1,868	128,114
Continental AG	1,847	83,164
Mercedes-Benz Group AG	2,224	114,086
Puma SE	1,907	89,640
		512,973
Consumer Staples (0.2%):
Beiersdorf AG	1,894	187,357

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (1.3%):
Allianz SE, Registered Shares	1,081	$171,390
Deutsche Bank AG, Registered Shares	12,203	91,429
Deutsche Boerse AG	1,241	204,602
Hannover Rueck SE	999	150,950
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	681	165,160
Talanx AG	5,118	182,551
		966,082
Health Care (0.8%):
Bayer AG, Registered Shares	2,906	135,019
Carl Zeiss Meditec AG	927	97,604
Fresenius Medical Care AG & Co. KGaA	4,302	122,377
Fresenius SE & Co. KGaA	6,558	141,055
Merck KGaA	853	139,421
		635,476
Industrials (0.8%):
Brenntag SE	2,404	146,948
Daimler Truck Holding AG (b)	4,714	107,860
Deutsche Post AG, Registered Shares	3,840	117,080
MTU Aero Engines AG	729	110,188
Siemens AG, Registered Shares	1,275	126,437
		608,513
Information Technology (0.4%):
Infineon Technologies AG	4,708	104,770
SAP SE	2,172	179,036
		283,806
Materials (0.7%):
BASF SE	3,123	121,185
Evonik Industries AG	8,180	138,269
HeidelbergCement AG	3,151	126,131
Symrise AG	1,595	156,998
		542,583
Real Estate (0.1%):
Vonovia SE	5,095	110,886

Utilities (0.4%):
E.ON SE	19,299	149,322
RWE AG	3,663	135,643
		284,965
		4,325,780
Hong Kong (4.2%):
Consumer Staples (0.2%):
WH Group Ltd. (c)	232,000	146,304

Financials (0.6%):
AIA Group Ltd.	16,058	133,895
Hang Seng Bank Ltd.	12,954	196,718
Hong Kong Exchanges & Clearing Ltd.	3,512	120,625
		451,238
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	210,000	98,721

Industrials (1.0%):
CK Hutchison Holdings Ltd.	36,123	199,727
Jardine Matheson Holdings Ltd.	3,400	172,176
MTR Corp. Ltd.	76,000	349,046
Techtronic Industries Co. Ltd.	7,687	74,280
		795,229
Real Estate (1.7%):
CK Asset Holdings Ltd.	33,514	201,526
Henderson Land Development Co. Ltd.	64,046	179,506
Hongkong Land Holdings Ltd.	37,200	164,424
Sino Land Co. Ltd.	158,000	208,938
Sun Hung Kai Properties Ltd.	23,416	259,087
Swire Pacific Ltd., Class A	23,000	172,147
The Wharf Holdings Ltd.	34,324	109,977
		1,295,605

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.6%):
Hong Kong & China Gas Co. Ltd.	204,441	$180,234
Power Assets Holdings Ltd.	54,196	272,037
		452,271
		3,239,368
Ireland (1.0%):
Consumer Staples (0.2%):
Kerry Group PLC	1,842	164,614

Industrials (0.5%):
Experian PLC	5,249	155,920
Kingspan Group PLC	1,776	80,646
Ryanair Holdings PLC (b)	8,818	90,555
		327,121
Materials (0.3%):
CRH PLC	4,130	133,834
Smurfit Kappa Group PLC	3,685	105,909
		239,743
		731,478
Israel (1.1%):
Financials (0.5%):
Bank Hapoalim BM	15,511	131,889
Bank Leumi Le-Israel BM	15,273	131,453
Mizrahi Tefahot Bank Ltd.	4,110	144,987
		408,329
Industrials (0.1%):
Elbit Systems Ltd.	563	107,137

Information Technology (0.2%):
Nice Ltd. (b)	656	125,314

Materials (0.1%):
ICL Group Ltd.	11,466	92,821

Real Estate (0.2%):
Azrieli Group Ltd.	1,933	132,685
		866,286
Italy (2.1%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA (c)	21,629	190,113

Consumer Discretionary (0.1%):
Moncler SpA	2,587	107,459

Energy (0.2%):
Eni SpA	13,057	139,589

Financials (0.7%):
Assicurazioni Generali SpA	12,446	170,986
Intesa Sanpaolo SpA	69,022	115,169
Poste Italiane SpA (c)	18,272	139,478
UniCredit SpA	9,380	96,124
		521,757
Information Technology (0.2%):
Nexi SpA (a)(b)(c)	14,093	115,201

Utilities (0.7%):
Enel SpA	35,959	148,838
Snam SpA	50,456	204,987
Terna - Rete Elettrica Nazionale	27,135	166,185
		520,010
		1,594,129
Japan (19.8%):
Communication Services (1.6%):
KDDI Corp.	8,100	237,498
Nexon Co. Ltd.	6,800	119,920
Nintendo Co. Ltd.	5,000	202,266

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	10,300	$278,017
Softbank Corp.	27,900	278,884
Z Holdings Corp.	40,100	105,356
		1,221,941
Consumer Discretionary (2.6%):
Bandai Namco Holdings, Inc.	2,000	130,371
Bridgestone Corp.	4,200	135,511
Denso Corp.	2,400	109,228
Fast Retailing Co. Ltd.	200	106,019
Honda Motor Co. Ltd.	6,600	143,074
Nissan Motor Co. Ltd.	31,700	100,811
Oriental Land Co. Ltd.	1,000	136,169
Pan Pacific International Holdings Corp.	6,800	120,296
Panasonic Corp.	22,500	157,738
Sekisui House Ltd.	15,000	248,877
Shimano, Inc.	600	94,285
Sony Group Corp.	1,600	102,671
Subaru Corp.	8,300	124,291
Suzuki Motor Corp.	4,000	123,861
Toyota Motor Corp.	10,300	133,528
		1,966,730
Consumer Staples (2.3%):
Aeon Co. Ltd.	9,200	171,876
Ajinomoto Co., Inc.	6,300	172,487
Asahi Group Holdings Ltd.	4,700	145,635
Japan Tobacco, Inc.	15,700	257,562
Kao Corp.	4,700	191,560
Kikkoman Corp.	2,200	124,663
Kirin Holdings Co. Ltd.	14,200	218,529
Seven & i Holdings Co. Ltd.	4,900	196,596
Shiseido Co. Ltd.	3,800	132,767
Unicharm Corp.	5,300	173,969
		1,785,644
Energy (0.3%):
ENEOS Holdings, Inc.	51,500	165,522
Inpex Corp.	8,600	80,764
		246,286
Financials (2.6%):
Dai-ichi Life Holdings, Inc.	8,600	136,212
Japan Post Holdings Co. Ltd.	36,200	239,574
Mitsubishi UFJ Financial Group, Inc.	37,200	167,478
Mizuho Financial Group, Inc.	22,370	241,539
MS&AD Insurance Group Holdings, Inc.	6,100	161,700
Nomura Holdings, Inc.	58,000	191,744
ORIX Corp.	9,900	138,775
Sompo Holdings, Inc.	4,100	163,252
Sumitomo Mitsui Financial Group, Inc.	7,500	208,555
Sumitomo Mitsui Trust Holdings, Inc.	6,500	184,117
Tokio Marine Holdings, Inc.	9,300	164,843
		1,997,789
Health Care (2.8%):
Astellas Pharma, Inc.	12,800	169,564
Chugai Pharmaceutical Co. Ltd.	6,600	165,376
Daiichi Sankyo Co. Ltd.	3,700	103,347
Eisai Co. Ltd.	4,200	224,904
Hoya Corp.	1,200	115,099
Kyowa Kirin Co. Ltd.	7,600	174,100
M3, Inc.	2,900	81,182
Olympus Corp.	5,500	105,603
Ono Pharmaceutical Co. Ltd.	8,700	203,267
Otsuka Holdings Co. Ltd.	6,700	212,237
Shionogi & Co. Ltd.	2,600	125,571
Sysmex Corp.	1,500	80,520
Takeda Pharmaceutical Co. Ltd.	9,700	252,504
Terumo Corp.	4,900	137,949
		2,151,223

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (3.8%):
Central Japan Railway Co.	1,800	$210,649
Daikin Industries Ltd.	800	123,253
FANUC Corp.	900	126,004
Hitachi Ltd.	2,900	122,525
ITOCHU Corp.	7,600	183,868
Komatsu Ltd.	7,200	129,909
Kubota Corp.	9,100	126,020
Marubeni Corp.	14,900	130,559
Mitsubishi Corp.	4,900	134,360
Mitsubishi Electric Corp.	18,200	164,065
Mitsubishi Heavy Industries Ltd.	3,600	119,561
Mitsui & Co. Ltd.	6,600	140,885
Nidec Corp.	2,000	112,363
Nippon Yusen KK (a)	4,200	71,601
Recruit Holdings Co. Ltd.	3,200	92,013
Secom Co. Ltd.	3,500	200,166
SMC Corp.	300	120,697
Sumitomo Corp.	13,200	164,419
Toshiba Corp.	5,100	181,430
Toyota Industries Corp.	2,700	128,367
Toyota Tsusho Corp.	3,700	114,546
		2,897,260
Information Technology (2.4%):
Advantest Corp.	2,000	92,599
Canon, Inc.	9,200	201,661
FUJIFILM Holdings Corp.	3,600	164,415
Fujitsu Ltd.	1,100	119,988
Keyence Corp.	400	132,403
Kyocera Corp.	4,000	201,783
Lasertec Corp.	600	60,929
Murata Manufacturing Co. Ltd.	3,000	137,489
Nomura Research Institute Ltd.	4,778	117,213
NTT Data Corp.	10,100	130,237
Obic Co. Ltd.	1,100	147,391
Renesas Electronics Corp. (b)	11,500	95,522
TDK Corp.	3,200	98,514
Tokyo Electron Ltd.	400	98,680
		1,798,824
Materials (0.4%):
Nippon Paint Holdings Co. Ltd.	11,700	79,153
Nippon Steel Corp.	9,300	128,951
Shin-Etsu Chemical Co. Ltd.	1,200	118,831
		326,935
Real Estate (1.0%):
Daiwa House Industry Co. Ltd.	9,200	187,134
Mitsubishi Estate Co. Ltd.	15,400	201,825
Mitsui Fudosan Co. Ltd.	9,500	180,829
Sumitomo Realty & Development Co. Ltd.	6,700	152,233
		722,021
		15,114,653
Korea, Republic Of (4.5%):
Communication Services (0.4%):
Kakao Corp.	2,329	92,958
Krafton, Inc. (b)	530	77,800
NAVER Corp.	807	109,153
		279,911
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	1,069	142,723
Hyundai Motor Co.	1,287	158,783
Kia Corp.	2,988	150,173
LG Electronics, Inc.	1,825	100,269
		551,948

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
LG Household & Health Care Ltd.	229	$101,326

Energy (0.2%):
SK Innovation Co. Ltd.	810	81,249
S-Oil Corp.	1,690	95,687
		176,936
Financials (1.0%):
Hana Financial Group, Inc.	5,582	138,321
KakaoBank Corp. (b)	5,767	80,825
KB Financial Group, Inc.	4,455	136,085
Samsung Life Insurance Co. Ltd.	4,428	193,141
Shinhan Financial Group Co. Ltd.	7,566	177,171
		725,543
Health Care (0.3%):
Celltrion, Inc.	823	100,962
Samsung Biologics Co. Ltd. (b)(c)	278	156,820
		257,782
Industrials (0.7%):
Doosan Enerbility Co. Ltd. (b)	7,012	69,846
LG Corp.	2,764	142,972
Samsung C&T Corp.	1,955	141,439
SK, Inc.	1,017	136,491
		490,748
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	5,432	201,621
Samsung SDI Co. Ltd.	282	107,628
SK Hynix, Inc.	2,106	122,332
		431,581
Materials (0.5%):
Korea Zinc Co. Ltd.	287	119,366
LG Chem Ltd.	211	79,055
POSCO Chemical Co. Ltd.	811	85,034
POSCO Holdings, Inc.	873	128,759
		412,214
		3,427,989
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA	7,719	100,334

Health Care (0.2%):
Eurofins Scientific SE	2,041	122,239

Materials (0.1%):
ArcelorMittal SA	4,377	88,633
		311,206
Netherlands (3.3%):
Communication Services (0.3%):
Koninklijke KPN NV	92,466	251,164

Consumer Discretionary (0.1%):
Prosus NV	1,282	67,799

Consumer Staples (0.9%):
Davide Campari-Milano NV	15,181	135,549
Heineken Holding NV	2,629	181,620
Heineken NV	2,078	182,976
Koninklijke Ahold Delhaize NV	7,374	188,846
		688,991
Financials (0.6%):
ABN AMRO Bank NV (c)	12,157	109,930
Aegon NV	27,778	111,655
ING Groep NV	13,416	116,451
NN Group NV	3,465	135,713
		473,749

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Koninklijke Philips NV	7,211	$113,057

Industrials (0.4%):
Randstad NV (a)	3,110	135,857
Wolters Kluwer NV	2,019	197,684
		333,541
Information Technology (0.5%):
Adyen NV (b)(c)	53	67,609
ASM International NV	340	77,878
ASML Holding NV	228	96,874
STMicroelectronics NV (a)	3,686	116,466
		358,827
Materials (0.4%):
Akzo Nobel NV	2,335	133,441
Koninklijke DSM NV	1,188	136,726
		270,167
		2,557,295
Norway (1.4%):
Communication Services (0.3%):
Adevinta ASA (b)	8,578	51,235
Telenor ASA (a)	22,418	205,296
		256,531
Consumer Staples (0.1%):
Mowi ASA	8,225	104,677

Energy (0.3%):
Aker BP ASA	2,916	83,760
Equinor ASA	3,080	101,349
		185,109
Financials (0.4%):
DNB Bank ASA	9,786	155,431
Gjensidige Forsikring ASA	10,342	177,709
		333,140
Materials (0.3%):
Norsk Hydro ASA	15,774	85,286
Yara International ASA	3,211	113,095
		198,381
		1,077,838
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	8,670	161,844

Energy (0.2%):
Galp Energia SGPS SA	11,616	111,822

Utilities (0.2%):
EDP - Energias de Portugal SA	36,972	160,857
		434,523
Singapore (2.5%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	146,400	271,206

Consumer Staples (0.3%):
Wilmar International Ltd.	78,600	210,198

Financials (1.0%):
DBS Group Holdings Ltd.	10,900	253,465
Oversea-Chinese Banking Corp. Ltd.	33,300	274,350
United Overseas Bank Ltd.	12,900	235,019
		762,834
Industrials (0.6%):
Jardine Cycle & Carriage Ltd.	8,200	192,965
Keppel Corp. Ltd.	52,100	252,173
		445,138

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Real Estate (0.2%):
Capitaland Investment Ltd.	76,300	$184,387
		1,873,763
Spain (2.7%):
Communication Services (0.2%):
Telefonica SA	52,346	173,168

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	7,080	147,634

Energy (0.2%):
Repsol SA	10,423	120,571

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	28,725	130,056
Banco Santander SA	54,274	127,507
CaixaBank SA	40,328	130,843
		388,406
Industrials (0.4%):
Aena SME SA (b)(c)	1,330	139,320
Ferrovial SA	7,363	168,759
		308,079
Information Technology (0.2%):
Amadeus IT Group SA (b)	2,808	131,827

Utilities (1.0%):
Acciona SA	821	145,293
Endesa SA	11,031	166,679
Iberdrola SA	17,343	162,841
Naturgy Energy Group SA	5,656	131,519
Red Electrica Corp. SA	11,205	172,493
		778,825
		2,048,510
Sweden (3.4%):
Communication Services (0.3%):
Telia Co. AB	72,287	208,743

Consumer Discretionary (0.3%):
Evolution AB (c)	1,078	86,186
H & M Hennes & Mauritz AB, Class B (a)	12,157	113,395
		199,581
Consumer Staples (0.2%):
Essity AB, Class B	7,224	143,804

Financials (0.9%):
EQT AB	3,833	75,714
L E Lundbergforetagen AB, Class B	3,837	139,893
Skandinaviska Enskilda Banken AB, Class A	15,155	145,922
Svenska Handelsbanken AB, Class A	22,497	185,827
Swedbank AB, Class A	11,879	157,271
		704,627
Industrials (1.1%):
Alfa Laval AB	4,866	122,134
Assa Abloy AB, Class B	7,924	149,809
Atlas Copco AB, Class A (b)	12,494	118,047
Epiroc AB, Class A	9,068	130,928
Nibe Industrier AB, Class B	10,533	95,056
Sandvik AB	8,731	120,080
Volvo AB, Class B	9,344	133,169
		869,223
Information Technology (0.3%):
Hexagon AB, Class B	14,275	134,746
Telefonaktiebolaget LM Ericsson, Class B (a)	17,894	105,652
		240,398
Materials (0.3%):
Boliden AB	3,547	110,821
Svenska Cellulosa AB SCA, Class B	10,443	133,692
		244,513
		2,610,889

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Switzerland (6.5%):
Communication Services (0.4%):
Swisscom AG, Registered Shares	608	$285,665

Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	929	88,785
The Swatch Group AG	549	124,937
		213,722
Consumer Staples (0.8%):
Barry Callebaut AG, Registered Shares	126	238,717
Chocoladefabriken Lindt & Spruengli AG	16	155,053
Nestle SA, Registered Shares	2,187	237,389
		631,159
Financials (1.2%):
Julius Baer Group Ltd.	2,778	122,497
Partners Group Holding AG	134	109,292
Swiss Life Holding AG	367	163,132
Swiss Re AG	2,391	177,319
UBS Group AG	8,243	120,950
Zurich Insurance Group AG	519	207,810
		901,000
Health Care (1.5%):
Alcon, Inc.	2,522	148,636
Lonza Group AG, Registered Shares	281	138,520
Novartis AG, Registered Shares	3,253	249,061
Roche Holding AG	676	221,644
Sonova Holding AG	452	100,801
Straumann Holding AG, Class R	958	89,187
Vifor Pharma AG (a)	1,032	187,099
		1,134,948
Industrials (1.1%):
ABB Ltd., Registered Shares	6,044	158,069
Geberit AG, Registered Shares	391	169,440
Kuehne + Nagel International AG, Class R	607	124,292
Schindler Holding AG	1,000	156,766
SGS SA, Registered Shares	98	211,100
		819,667
Information Technology (0.1%):
Logitech International SA, Class R (a)	2,586	120,453

Materials (1.1%):
EMS-Chemie Holding AG	237	150,993
Givaudan SA, Registered Shares	54	164,381
Glencore PLC	22,609	120,677
Holcim AG	4,032	167,492
SIG Group AG	6,357	130,040
Sika AG, Registered Shares	631	128,375
		861,958
		4,968,572
United Kingdom (8.0%):
Communication Services (0.7%):
BT Group PLC	90,419	122,484
Informa PLC	22,438	130,046
Vodafone Group PLC	151,554	171,074
WPP PLC	15,370	128,681
		552,285
Consumer Discretionary (0.7%):
Compass Group PLC	7,647	154,081
Entain PLC	8,751	106,088
InterContinental Hotels Group PLC	2,653	129,389
Next PLC	2,282	122,300
		511,858
Consumer Staples (1.8%):
Associated British Foods PLC	9,086	127,950
British American Tobacco PLC	5,210	187,650
Diageo PLC	4,496	190,591

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Haleon PLC (b)	39,271	$122,418
Imperial Brands PLC	9,137	189,202
Reckitt Benckiser Group PLC	2,696	179,850
Tesco PLC	84,108	194,163
Unilever PLC	3,866	171,286
		1,363,110
Energy (0.2%):
Shell PLC	5,149	129,125

Financials (1.5%):
3i Group PLC	9,946	121,352
Barclays PLC	69,062	111,246
HSBC Holdings PLC	25,642	133,760
Legal & General Group PLC	51,004	123,266
Lloyds Banking Group PLC	278,640	128,742
London Stock Exchange Group PLC	1,789	152,335
NatWest Group PLC	51,970	131,053
Prudential PLC	11,368	113,424
Standard Chartered PLC	16,858	106,663
		1,121,841
Health Care (0.4%):
GSK PLC	12,099	176,362
Smith & Nephew PLC	13,268	155,590
		331,952
Industrials (1.4%):
Ashtead Group PLC	2,552	116,401
BAE Systems PLC	19,482	171,763
Bunzl PLC	6,075	187,169
Ferguson PLC	1,392	146,127
RELX PLC	8,298	203,972
Rentokil Initial PLC	25,190	134,271
Spirax-Sarco Engineering PLC	1,201	139,430
		1,099,133
Information Technology (0.2%):
Halma PLC	6,220	141,992

Materials (0.7%):
Anglo American PLC	3,513	107,274
Antofagasta PLC	8,387	104,437
Croda International PLC	1,895	136,357
Evraz PLC (d)(e)(f)(g)	34,029	15,385
Rio Tinto PLC	2,628	143,630
		507,083
Utilities (0.4%):
National Grid PLC	17,915	186,185
SSE PLC	9,194	156,771
		342,956
		6,101,335
United States (0.2%):
Utilities (0.2%):
Brookfield Renewable Corp., Class A	4,408	144,061
Total Common Stocks (Cost $83,868,630)		75,416,444

Collateral for Securities Loaned (4.8%)^
United States (4.8%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (h)	78,388	78,388
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (h)	52,762	52,762
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (h)	39,119	39,119
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (h)	1,781,082	1,781,082
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (h)	78,105	78,105

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (h)	212,081	$212,081
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (h)	1,402,475	1,402,475
Total Collateral for Securities Loaned (Cost $3,644,012)		3,644,012
Total Investments (Cost $87,512,642) — 103.8%		79,060,456
Liabilities in excess of other assets — (3.8)%		(2,900,089)
NET ASSETS - 100.00%		$76,160,367

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $1,680,954 and amounted to 2.2% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(f)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(g)	The following table details the acquisition date and cost of the Fund’s restricted securities at September 30, 2022:

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$213,602

(h)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	4	12/16/22	$352,401	$332,120	$(20,281)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(20,281)
	Total net unrealized appreciation (depreciation)				$(20,281)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (6.1%):
AT&T, Inc.	187,765	$2,880,315
Comcast Corp., Class A	92,716	2,719,360
Lumen Technologies, Inc. (a)	234,532	1,707,393
Omnicom Group, Inc.	39,793	2,510,540
Paramount Global, Class B	72,916	1,388,321
The Interpublic Group of Cos., Inc.	94,020	2,406,912
Verizon Communications, Inc.	100,719	3,824,301
		17,437,142
Consumer Discretionary (5.4%):
Advance Auto Parts, Inc.	15,470	2,418,580
Best Buy Co., Inc.	29,617	1,875,941
Darden Restaurants, Inc.	20,416	2,578,949
Ford Motor Co.	122,708	1,374,330
Garmin Ltd.	33,353	2,678,579
Hasbro, Inc.	38,537	2,598,164
VF Corp.	60,391	1,806,295
		15,330,838
Consumer Staples (10.3%):
Altria Group, Inc.	78,548	3,171,768
Campbell Soup Co.	77,427	3,648,360
Conagra Brands, Inc.	103,047	3,362,424
Kellogg Co.	59,683	4,157,518
Kimberly-Clark Corp.	31,962	3,597,003
Philip Morris International, Inc.	38,271	3,176,876
The Clorox Co.	18,712	2,402,434
The Kraft Heinz Co.	92,153	3,073,302
Walgreens Boots Alliance, Inc.	94,812	2,977,097
		29,566,782
Energy (7.3%):
Chevron Corp.	17,740	2,548,706
Devon Energy Corp.	24,013	1,443,902
Exxon Mobil Corp.	26,921	2,350,473
Kinder Morgan, Inc.	191,841	3,192,234
ONEOK, Inc.	46,058	2,360,012
Phillips 66	26,499	2,138,999
Pioneer Natural Resources Co.	9,312	2,016,327
The Williams Cos., Inc.	99,758	2,856,072
Valero Energy Corp.	17,925	1,915,286
		20,822,011
Financials (22.6%):
Ally Financial, Inc.	65,213	1,814,878
Ares Management Corp., Class A	26,022	1,612,063
Blackstone, Inc.	18,720	1,566,864
Citigroup, Inc.	55,547	2,314,644
Citizens Financial Group, Inc.	69,868	2,400,665
CME Group, Inc.	18,279	3,237,759
Comerica, Inc.	31,462	2,236,948
Fidelity National Financial, Inc.	82,846	2,999,025
Fifth Third Bancorp	76,851	2,456,158
Franklin Resources, Inc.	101,881	2,192,479
Huntington Bancshares, Inc.	204,124	2,690,354
JPMorgan Chase & Co.	27,418	2,865,181
KeyCorp	154,942	2,482,171
MetLife, Inc.	54,883	3,335,789
Morgan Stanley	33,615	2,655,921
Northern Trust Corp.	29,913	2,559,356
Principal Financial Group, Inc.	38,496	2,777,486
Prudential Financial, Inc.	32,776	2,811,525
Regions Financial Corp.	115,640	2,320,895
State Street Corp.	34,594	2,103,661
T. Rowe Price Group, Inc.	20,577	2,160,791

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
The Bank of New York Mellon Corp.	71,521	$2,754,989
The Carlyle Group, Inc.	58,276	1,505,852
The PNC Financial Services Group, Inc.	20,338	3,038,904
Truist Financial Corp.	65,319	2,843,989
U.S. Bancorp	71,698	2,890,863
		64,629,210
Health Care (11.0%):
AbbVie, Inc.	31,678	4,251,504
Amgen, Inc.	19,811	4,465,399
Bristol-Myers Squibb Co.	71,538	5,085,637
Gilead Sciences, Inc.	69,473	4,285,789
Medtronic PLC	42,974	3,470,151
Merck & Co., Inc.	55,543	4,783,363
Pfizer, Inc.	70,630	3,090,769
Viatris, Inc.	223,832	1,907,049
		31,339,661
Industrials (3.6%):
3M Co.	28,446	3,143,283
Stanley Black & Decker, Inc.	25,278	1,901,158
United Parcel Service, Inc., Class B	15,222	2,458,962
Watsco, Inc.	11,101	2,858,064
		10,361,467
Information Technology (7.6%):
Broadcom, Inc.	4,987	2,214,278
Cisco Systems, Inc.	68,146	2,725,840
Corning, Inc.	84,094	2,440,408
Hewlett Packard Enterprise Co.	192,212	2,302,700
HP, Inc.	74,010	1,844,329
Intel Corp.	80,800	2,082,216
International Business Machines Corp.	30,445	3,617,170
Juniper Networks, Inc.	107,548	2,809,154
Seagate Technology Holdings PLC	33,614	1,789,273
		21,825,368
Materials (6.3%):
Dow, Inc.	64,599	2,837,834
Eastman Chemical Co.	32,609	2,316,869
International Flavors & Fragrances, Inc.	26,270	2,386,104
International Paper Co.	88,682	2,811,219
LyondellBasell Industries NV, Class A	32,781	2,467,754
Newmont Corp.	58,438	2,456,149
Packaging Corp. of America	24,695	2,773,002
		18,048,931
Utilities (18.9%):
American Electric Power Co., Inc.	46,415	4,012,577
Consolidated Edison, Inc.	48,385	4,149,498
Dominion Energy, Inc.	61,319	4,237,756
DTE Energy Co.	37,253	4,285,958
Duke Energy Corp.	46,514	4,326,732
Edison International	57,754	3,267,721
Entergy Corp.	36,015	3,624,189
Evergy, Inc.	69,540	4,130,676
Exelon Corp.	91,138	3,414,030
FirstEnergy Corp.	113,052	4,182,924
NiSource, Inc.	148,786	3,747,919
NRG Energy, Inc.	70,486	2,697,499
PPL Corp.	147,083	3,728,554
The Southern Co.	59,953	4,076,804
		53,882,837
Total Common Stocks (Cost $311,347,220)		283,244,247

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.0%)^(b)
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	1,489	$1,489
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	1,002	1,002
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	743	743
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	33,831	33,831
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	1,484	1,484
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	4,028	4,028
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	26,639	26,639
Total Collateral for Securities Loaned (Cost $69,216)		69,216
Total Investments (Cost $311,416,436) — 99.1%		283,313,463
Other assets in excess of liabilities — 0.9%		2,428,994
NET ASSETS - 100.00%		$285,742,457

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	10	12/16/22	$1,969,931	$1,800,750	$(169,181)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(169,181)
	Total net unrealized appreciation (depreciation)				$(169,181)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Banks (12.9%):
Columbia Banking System, Inc. (a)	112,067	$3,237,616
First Busey Corp.	191,589	4,211,126
First Financial Bancorp	187,857	3,960,025
Fulton Financial Corp.	261,622	4,133,628
Hope Bancorp, Inc.	263,559	3,331,386
OceanFirst Financial Corp.	245,934	4,584,210
S&T Bancorp, Inc.	157,929	4,628,899
Southside Bancshares, Inc.	134,462	4,754,576
WesBanco, Inc.	130,816	4,365,330
		37,206,796
Capital Markets (3.8%):
Artisan Partners Asset Management, Inc., Class A	88,966	2,395,854
Bridge Investment Group Holdings, Inc., Class A	166,994	2,421,413
GCM Grosvenor, Inc., Class A (a)	470,284	3,710,541
Moelis & Co., Class A	73,676	2,490,986
		11,018,794
Communication Services (3.9%):
Cogent Communications Holdings, Inc.	68,537	3,574,890
John Wiley & Sons, Inc., Class A	85,263	3,202,478
Sinclair Broadcast Group, Inc., Class A	105,010	1,899,631
Telephone & Data Systems, Inc.	192,719	2,678,794
		11,355,793
Consumer Discretionary (17.3%):
American Eagle Outfitters, Inc. (a)	171,656	1,670,213
Bloomin' Brands, Inc.	101,794	1,865,884
Camping World Holdings, Inc., Class A (a)	71,835	1,818,862
Cracker Barrel Old Country Store, Inc.	25,462	2,357,272
Dana, Inc.	128,263	1,466,046
Dine Brands Global, Inc.	32,734	2,080,573
Franchise Group, Inc.	66,949	1,626,861
Guess?, Inc. (a)	108,228	1,587,705
Jack in the Box, Inc.	34,314	2,541,638
KB Home	76,213	1,975,441
Kontoor Brands, Inc.	61,504	2,067,149
La-Z-Boy, Inc.	97,740	2,205,992
LCI Industries	19,373	1,965,585
MDC Holdings, Inc.	79,863	2,189,843
Monro, Inc.	58,444	2,539,976
Nordstrom, Inc.	83,567	1,398,076
Patrick Industries, Inc.	43,729	1,917,079
Rent-A-Center, Inc.	66,840	1,170,368
Standard Motor Products, Inc.	86,429	2,808,943
Steven Madden Ltd.	90,654	2,417,742
Strategic Education, Inc.	40,807	2,505,958
Sturm Ruger & Co., Inc.	72,742	3,694,566
The Buckle, Inc.	68,728	2,175,929
Wolverine World Wide, Inc.	123,898	1,906,790
		49,954,491
Consumer Finance (1.4%):
Bread Financial Holdings, Inc.	56,193	1,767,270
Navient Corp.	165,052	2,424,614
		4,191,884
Consumer Staples (8.3%):
B&G Foods, Inc. (a)	144,317	2,379,787
Energizer Holdings, Inc.	113,751	2,859,700
Fresh Del Monte Produce, Inc.	132,970	3,090,223
Medifast, Inc.	18,353	1,988,731
Nu Skin Enterprises, Inc., Class A	66,886	2,231,986
SpartanNash Co.	103,768	3,011,347
Spectrum Brands Holdings, Inc.	52,083	2,032,800
Universal Corp.	83,604	3,849,128

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Vector Group Ltd.	278,603	$2,454,492
		23,898,194
Diversified Financial Services (1.4%):
Compass Diversified Holdings	132,700	2,396,562
Jackson Financial, Inc., Class A	65,173	1,808,551
		4,205,113
Energy (2.2%):
Archrock, Inc.	375,970	2,413,727
Brigham Minerals, Inc.	82,610	2,037,989
Sitio Royalties Corp. (a)	92,816	2,052,162
		6,503,878
Health Care (4.7%):
National HealthCare Corp.	69,523	4,403,587
National Research Corp.	93,124	3,706,335
Patterson Cos., Inc.	130,772	3,141,143
U.S. Physical Therapy, Inc.	30,000	2,280,600
		13,531,665
Industrials (16.8%):
Apogee Enterprises, Inc.	74,200	2,835,924
Barnes Group, Inc.	115,065	3,323,077
Boise Cascade Co.	30,086	1,788,914
Deluxe Corp.	160,012	2,664,200
Global Industrial Co.	84,581	2,269,308
H&E Equipment Services, Inc.	71,737	2,033,027
Healthcare Services Group	175,288	2,119,232
Hillenbrand, Inc.	84,076	3,087,271
HNI Corp.	103,523	2,744,395
Kaman Corp.	94,993	2,653,154
Kennametal, Inc.	128,376	2,641,978
Kforce, Inc.	55,725	3,268,271
McGrath RentCorp	50,992	4,276,189
Mueller Water Products, Inc., Class A	330,221	3,391,370
Steelcase, Inc., Class A	311,322	2,029,819
The Greenbrier Cos., Inc.	97,624	2,369,334
Trinity Industries, Inc.	132,891	2,837,223
Wabash National Corp.	147,523	2,295,458
		48,628,144
Information Technology (3.2%):
Benchmark Electronics, Inc.	134,845	3,341,459
InterDigital, Inc.	71,159	2,876,247
Vishay Intertechnology, Inc.	170,025	3,024,745
		9,242,451
Insurance (1.7%):
Safety Insurance Group, Inc.	59,494	4,852,331

Materials (4.9%):
Mativ Holdings, Inc.	120,439	2,659,293
NewMarket Corp.	13,918	4,186,952
Pactiv Evergreen, Inc.	236,460	2,064,296
Schnitzer Steel Industries, Inc.	63,858	1,817,398
Trinseo PLC	75,799	1,388,638
Worthington Industries, Inc.	52,172	1,989,840
		14,106,417
Real Estate (2.6%):
Kennedy-Wilson Holdings, Inc.	234,514	3,625,586
The RMR Group, Inc., Class A	163,185	3,865,853
		7,491,439
Thrifts & Mortgage Finance (5.2%):
Capitol Federal Financial, Inc.	630,548	5,233,548
Northwest Bancshares, Inc.	391,252	5,285,815

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Provident Financial Services, Inc.	236,742	$4,616,469
		15,135,832
Utilities (8.9%):
Avista Corp.	127,882	4,738,028
MGE Energy, Inc.	70,709	4,640,632
Northwest Natural Holding Co.	93,178	4,042,061
NorthWestern Corp.	95,072	4,685,148
SJW Group	76,848	4,426,445
Unitil Corp.	67,173	3,120,186
		25,652,500
Total Common Stocks (Cost $338,843,503)		286,975,722

Collateral for Securities Loaned (3.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (b)	195,198	195,198
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (b)	131,385	131,385
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (b)	97,413	97,413
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (b)	4,435,190	4,435,190
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (b)	194,495	194,495
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (b)	528,118	528,118
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (b)	3,492,396	3,492,396
Total Collateral for Securities Loaned (Cost $9,074,195)		9,074,195
Total Investments (Cost $347,917,698) — 102.3%		296,049,917
Liabilities in excess of other assets — (2.3)%		(6,666,257)
NET ASSETS - 100.00%		$289,383,660

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	24	12/16/22	$2,164,368	$2,003,760	$(160,608)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(160,608)
	Total net unrealized appreciation (depreciation)				$(160,608)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (5.6%):
Energy (0.7%):
Woodside Energy Group Ltd.	4,637	$93,884

Financials (2.5%):
Australia & New Zealand Banking Group Ltd.	12,315	179,560
Westpac Banking Corp.	12,615	166,509
		346,069
Materials (2.4%):
BHP Group Ltd.	4,483	110,432
Newcrest Mining Ltd.	9,825	106,310
Rio Tinto Ltd.	1,945	116,161
		332,903
		772,856
Austria (1.2%):
Energy (0.6%):
OMV AG	2,312	84,663

Financials (0.6%):
Erste Group Bank AG	3,551	78,779
		163,442
Belgium (0.8%):
Financials (0.8%):
KBC Group NV	2,206	105,187

Canada (14.7%):
Communication Services (3.4%):
BCE, Inc. (a)	5,737	240,578
TELUS Corp. (a)	11,149	221,414
		461,992
Energy (3.9%):
Enbridge, Inc.	5,797	214,974
Pembina Pipeline Corp.	5,314	161,436
TC Energy Corp.	4,082	164,439
		540,849
Financials (4.0%):
Great-West Lifeco, Inc.	9,825	212,121
Manulife Financial Corp.	9,396	147,484
Power Corp. of Canada (a)	8,631	194,529
		554,134
Utilities (3.4%):
Algonquin Power & Utilities Corp.	18,975	207,307
Emera, Inc.	6,275	253,917
		461,224
		2,018,199
Denmark (0.5%):
Industrials (0.5%):
AP Moller - Maersk A/S, Class B	37	67,633

Finland (1.9%):
Financials (0.9%):
Nordea Bank Abp	15,084	130,103

Industrials (1.0%):
Kone Oyj, Class B	3,360	130,415
		260,518
France (10.0%):
Communication Services (1.8%):
Orange SA	26,758	242,484

Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA	5,095	115,604

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.8%):
TotalEnergies SE (a)	2,391	$113,106

Financials (3.7%):
Amundi SA (b)	2,380	100,190
AXA SA	5,839	128,594
BNP Paribas SA	2,291	97,891
Credit Agricole SA	12,161	99,671
Societe Generale SA	3,892	77,858
		504,204
Industrials (1.4%):
Bouygues SA	7,051	185,514

Utilities (1.5%):
Engie SA	10,143	117,699
Veolia Environnement SA	4,609	89,018
		206,717
		1,367,629
Germany (7.1%):
Consumer Discretionary (1.5%):
Bayerische Motoren Werke AG	1,551	106,373
Mercedes-Benz Group AG	1,847	94,747
		201,120
Financials (1.0%):
Allianz SE, Registered Shares	897	142,218

Industrials (0.7%):
Deutsche Post AG, Registered Shares	3,188	97,201

Materials (2.3%):
BASF SE	2,593	100,619
Evonik Industries AG	6,791	114,790
HeidelbergCement AG	2,616	104,716
		320,125
Real Estate (0.7%):
Vonovia SE	4,230	92,060

Utilities (0.9%):
E.ON SE	16,020	123,952
		976,676
Hong Kong (4.4%):
Industrials (1.2%):
CK Hutchison Holdings Ltd.	30,527	168,786

Real Estate (2.1%):
Henderson Land Development Co. Ltd.	54,123	151,694
Swire Pacific Ltd., Class A	19,000	142,208
		293,902
Utilities (1.1%):
Hong Kong & China Gas Co. Ltd.	169,000	148,990
		611,678
Israel (0.6%):
Materials (0.6%):
ICL Group Ltd.	9,518	77,051

Italy (6.1%):
Energy (0.8%):
Eni SpA	10,839	115,877

Financials (3.2%):
Assicurazioni Generali SpA	10,330	141,916
Intesa Sanpaolo SpA	57,299	95,608
Poste Italiane SpA (b)	15,168	115,784
UniCredit SpA	7,786	79,789
		433,097
Utilities (2.1%):
Enel SpA	29,851	123,557

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Snam SpA	41,886	$170,169
		293,726
		842,700
Japan (8.7%):
Communication Services (1.7%):
Softbank Corp.	23,000	229,905

Consumer Staples (1.5%):
Japan Tobacco, Inc.	13,100	214,908

Energy (1.0%):
ENEOS Holdings, Inc.	42,800	137,560

Health Care (1.5%):
Takeda Pharmaceutical Co. Ltd.	8,000	208,251

Industrials (2.2%):
Marubeni Corp.	12,400	108,653
Nippon Yusen KK	3,300	56,258
Sumitomo Corp.	11,000	137,016
		301,927
Materials (0.8%):
Nippon Steel Corp.	7,600	105,379
		1,197,930
Korea, Republic Of (3.2%):
Energy (0.6%):
S-Oil Corp.	1,404	79,494

Financials (1.9%):
KB Financial Group, Inc.	3,698	112,961
Shinhan Financial Group Co. Ltd.	6,281	147,081
		260,042
Materials (0.7%):
POSCO Holdings, Inc.	725	106,931
		446,467
Netherlands (4.5%):
Communication Services (1.5%):
Koninklijke KPN NV	76,762	208,508

Financials (1.5%):
ABN AMRO Bank NV (b)	10,092	91,257
NN Group NV	2,876	112,644
		203,901
Health Care (0.7%):
Koninklijke Philips NV	5,985	93,835

Industrials (0.8%):
Randstad NV (a)	2,582	112,792
		619,036
Norway (2.4%):
Communication Services (1.2%):
Telenor ASA	18,609	170,415

Energy (0.5%):
Aker BP ASA	2,421	69,542

Materials (0.7%):
Yara International ASA	2,666	93,899
		333,856
Portugal (0.7%):
Energy (0.7%):
Galp Energia SGPS SA	9,643	92,829

Singapore (1.5%):
Industrials (1.5%):
Keppel Corp. Ltd.	43,300	209,579

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Spain (3.9%):
Communication Services (1.0%):
Telefonica SA	43,455	$143,756

Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	23,846	107,966

Utilities (2.1%):
Endesa SA	9,157	138,363
Red Electrica Corp. SA	9,301	143,182
		281,545
		533,267
Sweden (4.2%):
Communication Services (1.3%):
Telia Co. AB	60,010	173,290

Financials (2.9%):
Skandinaviska Enskilda Banken AB, Class A	12,580	121,128
Svenska Handelsbanken AB, Class A	18,675	154,257
Swedbank AB, Class A	9,860	130,541
		405,926
		579,216
Switzerland (4.6%):
Communication Services (1.7%):
Swisscom AG, Registered Shares	505	237,271

Financials (1.1%):
Swiss Re AG	1,985	147,210

Industrials (0.8%):
Kuehne + Nagel International AG, Class R	504	103,201

Materials (1.0%):
Holcim AG	3,347	139,037
		626,719
United Kingdom (11.8%):
Communication Services (2.5%):
BT Group PLC	75,062	101,681
Vodafone Group PLC	125,813	142,017
WPP PLC	12,758	106,813
		350,511
Consumer Staples (4.5%):
British American Tobacco PLC	4,325	155,775
Imperial Brands PLC	7,586	157,085
Tesco PLC	69,822	161,184
Unilever PLC	3,210	142,222
		616,266
Health Care (1.1%):
GSK PLC	10,043	146,393

Materials (1.6%):
Anglo American PLC	2,917	89,074
Evraz PLC (c)(d)(e)(f)	23,292	10,531
Rio Tinto PLC	2,181	119,200
		218,805
Utilities (2.1%):
National Grid PLC	14,871	154,550
SSE PLC	7,632	130,136
		284,686
		1,616,661
Total Common Stocks (Cost $16,820,264)		13,519,129

Collateral for Securities Loaned (5.8%)^
United States (5.8%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (g)	17,126	17,126

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (g)	11,527	$11,527
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (g)	8,547	8,547
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (g)	389,125	389,125
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (g)	17,064	17,064
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (g)	46,335	46,335
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (g)	306,408	306,408
Total Collateral for Securities Loaned (Cost $796,132)		796,132
Total Investments (Cost $17,616,396) — 104.2%		14,315,261
Liabilities in excess of other assets — (4.2)%		(573,640)
NET ASSETS - 100.00%		$13,741,621

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $307,231 and amounted to 2.2% of net assets.
(c)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.1% of net assets.
(e)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(f)	The following table details the acquisition date and cost of the Fund’s restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$141,368

(g)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	12/16/22	$89,624	$83,030	$(6,594)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(6,594)
	Total net unrealized appreciation (depreciation)				$(6,594)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Brazil (7.0%):
Communication Services (1.6%):
Telefonica Brasil SA	17,600	$132,117

Consumer Staples (0.9%):
JBS SA	16,600	77,308

Energy (1.3%):
Petroleo Brasileiro SA, Preference Shares	9,900	54,695
Ultrapar Participacoes SA	25,600	55,672
		110,367
Materials (1.5%):
Cia Siderurgica Nacional SA	19,100	45,042
Vale SA	5,700	76,128
		121,170
Utilities (1.7%):
Engie Brasil Energia SA	20,000	142,791
		583,753
Chile (3.7%):
Consumer Discretionary (0.8%):
Falabella SA	34,472	68,762

Consumer Staples (1.0%):
Cencosud SA	63,617	80,544

Energy (0.7%):
Empresas COPEC SA	8,968	57,477

Industrials (0.6%):
Cia Sud Americana de Vapores SA	672,902	46,387

Materials (0.6%):
Empresas CMPC SA	35,016	53,311
		306,481
China (19.2%):
Consumer Staples (0.6%):
China Feihe Ltd. (a)(b)	68,974	48,329

Energy (1.9%):
China Petroleum & Chemical Corp., Class H	218,761	93,921
China Shenhua Energy Co. Ltd., Class H	19,717	58,905
		152,826
Financials (13.9%):
Agricultural Bank of China Ltd., Class H	438,512	131,284
Bank of China Ltd., Class H (c)	421,318	137,945
Bank of Communications Co. Ltd., Class H	209,070	110,270
China CITIC Bank Corp. Ltd., Class H	295,288	117,372
China Construction Bank Corp., Class H	213,029	123,213
China Everbright Bank Co. Ltd., Class H	393,671	108,331
China Minsheng Banking Corp. Ltd., Class H (c)	324,127	92,910
Chongqing Rural Commercial Bank Co. Ltd., Class H	413,744	134,411
Industrial & Commercial Bank of China Ltd., Class H (c)	288,941	135,463
New China Life Insurance Co. Ltd., Class H	34,068	65,016
		1,156,215
Industrials (1.0%):
COSCO SHIPPING Holdings Co. Ltd., Class H	34,057	39,961
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	132,333	46,025
		85,986
Materials (1.8%):
Anhui Conch Cement Co. Ltd., Class H	19,013	60,313
China Hongqiao Group Ltd.	54,517	45,145
China National Building Material Co. Ltd., Class H	59,867	45,838
		151,296
		1,594,652

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Czech Republic (1.7%):
Financials (0.9%):
Komercni Banka A/S	3,080	$77,238

Utilities (0.8%):
CEZ A/S	1,873	64,219
		141,457
India (9.3%):
Communication Services (0.8%):
Indus Towers Ltd.	27,265	66,180

Energy (2.0%):
Bharat Petroleum Corp. Ltd.	22,200	83,182
Petronet LNG Ltd.	34,229	84,114
		167,296
Financials (2.3%):
Power Finance Corp. Ltd.	77,147	99,201
REC Ltd.	77,125	89,122
		188,323
Information Technology (1.1%):
HCL Technologies Ltd.	8,238	94,420

Materials (2.0%):
Steel Authority of India, Ltd.	63,223	59,651
Tata Steel Ltd. (d)	45,304	55,303
Vedanta Ltd.	16,398	54,437
		169,391
Utilities (1.1%):
NTPC Ltd.	45,423	89,147
		774,757
Indonesia (5.6%):
Consumer Staples (2.6%):
PT Gudang Garam Tbk	66,020	99,409
PT Indofood Sukses Makmur Tbk	292,972	115,938
		215,347
Energy (2.2%):
PT Adaro Energy Indonesia Tbk	223,709	58,186
PT Bukit Asam Tbk	244,800	67,049
PT Indo Tambangraya Megah Tbk	22,200	60,403
		185,638
Utilities (0.8%):
PT Perusahaan Gas Negara Tbk	563,886	65,000
		465,985
Malaysia (3.9%):
Consumer Staples (0.6%):
Sime Darby Plantation Bhd	55,400	48,886

Financials (1.7%):
RHB Bank Bhd	121,100	145,268

Utilities (1.6%):
Tenaga Nasional Bhd	77,100	133,906
		328,060
Mexico (6.1%):
Consumer Staples (2.3%):
Arca Continental SAB de CV	15,231	109,698
Kimberly-Clark de Mexico SAB de CV, Class A	61,874	82,693
		192,391
Financials (1.0%):
Grupo Financiero Banorte SAB de CV, Class O	11,994	77,032

Industrials (1.0%):
Alfa SAB de CV, Class A	134,009	85,323

Materials (1.8%):
Grupo Mexico SAB de CV, Class B	17,166	58,075
Orbia Advance Corp. SAB de CV	54,869	92,051
		150,126
		504,872

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Netherlands (1.2%):
Consumer Staples (0.0%):(e)
X5 Retail Group NV, GDR (f)(g)(h)(i)	5,583	$438

Real Estate (1.2%):
NEPI Rockcastle NV	21,532	96,476
		96,914
Philippines (2.5%):
Communication Services (1.6%):
Globe Telecom, Inc.	1,765	61,122
PLDT, Inc.	2,835	72,930
		134,052
Utilities (0.9%):
Manila Electric Co.	15,740	70,618
		204,670
Poland (1.9%):
Energy (0.6%):
Polski Koncern Naftowy ORLEN SA	4,750	51,348

Financials (1.3%):
Powszechna Kasa Oszczednosci Bank Polski SA	10,956	48,312
Powszechny Zaklad Ubezpieczen SA	13,168	61,575
		109,887
		161,235
Russian Federation (0.3%):
Communication Services (0.1%):
Mobile TeleSystems PJSC (f)(g)	74,552	2,947
Rostelecom PJSC (f)(g)(h)(i)	216,040	2,580
		5,527
Consumer Staples (0.0%):(e)
Magnit PJSC (f)(g)	2,982	45

Energy (0.0%):(e)
Tatneft PJSC (f)(g)	26,475	1,682

Financials (0.0%):(e)
Moscow Exchange MICEX-RTS PJSC (a)(f)(g)	83,340	1,398

Materials (0.1%):
Magnitogorsk Iron & Steel Works PJSC (f)(g)	149,520	1,216
MMC Norilsk Nickel PJSC (f)(g)	476	1,613
Novolipetsk Steel PJSC (f)(g)	47,250	1,490
Polyus PJSC (f)(g)	1,101	2,060
Severstal PAO (f)(g)(h)(i)	7,165	1,699
		8,078
Utilities (0.1%):
Inter RAO UES PJSC (f)(g)	4,103,676	1,967
RusHydro PJSC (f)(g)(h)(i)	22,215,994	2,616
		4,583
		21,313
South Africa (6.4%):
Communication Services (2.7%):
MultiChoice Group	16,659	106,485
Vodacom Group Ltd.	17,517	118,204
		224,689
Energy (0.7%):
Exxaro Resources Ltd.	4,918	55,029

Financials (1.1%):
Nedbank Group Ltd.	7,995	88,270

Materials (1.9%):
African Rainbow Minerals Ltd.	4,285	57,916
Anglo American Platinum Ltd.	746	53,122
Sibanye Stillwater Ltd.	21,577	50,104
		161,142
		529,130

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Taiwan (19.1%):
Consumer Discretionary (0.8%):
Giant Manufacturing Co. Ltd.	10,000	$64,731

Financials (2.1%):
Cathay Financial Holding Co. Ltd.	69,000	86,829
China Development Financial Holding Corp.	213,000	80,511
Yuanta Financial Holding Co. Ltd.	5,250	3,233
		170,573
Industrials (1.4%):
Evergreen Marine Corp. Ltd.	8,000	36,791
Wan Hai Lines Ltd.	17,000	35,770
Yang Ming Marine Transport Corp.	21,000	40,681
		113,242
Information Technology (9.8%):
ASE Technology Holding Co. Ltd.	30,000	75,692
Asustek Computer, Inc.	13,000	95,820
Compal Electronics, Inc.	174,000	118,934
MediaTek, Inc.	3,000	52,068
Micro-Star International Co. Ltd.	22,000	74,495
Novatek Microelectronics Corp.	7,000	48,288
Pegatron Corp.	52,000	95,820
Quanta Computer, Inc.	44,000	106,719
Synnex Technology International Corp.	53,000	88,147
United Microelectronics Corp.	54,000	60,809
		816,792
Materials (5.0%):
Asia Cement Corp.	104,000	129,070
China Steel Corp.	110,000	92,513
Formosa Plastics Corp.	38,000	103,657
Nan Ya Plastics Corp.	44,000	92,721
		417,961
		1,583,299
Thailand (10.0%):
Communication Services (1.9%):
Intouch Holdings PCL	83,000	160,107

Energy (3.3%):
PTT Exploration & Production PCL	19,700	83,838
PTT PCL	132,000	119,001
Thai Oil PCL	53,800	73,110
		275,949
Materials (3.2%):
PTT Global Chemical PCL	90,400	99,475
The Siam Cement PCL	19,000	164,237
		263,712
Real Estate (1.6%):
Land & Houses PCL	563,100	132,884
		832,652
Turkey (1.3%):
Consumer Discretionary (0.6%):
Ford Otomotiv Sanayi A/S	2,903	51,478

Industrials (0.0%):(e)
Enka Insaat ve Sanayi A/S	1	1

Materials (0.7%):
Eregli Demir ve Celik Fabrikalari TAS	36,516	57,386
		108,865
Total Common Stocks (Cost $12,545,087)		8,238,095

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(e)
Philippines (0.0%):(e)
Communication Services (0.0%):
Globe Telecom, Inc., Expires 10/10/22 (a)	92	$550
Total Rights (Cost $–)		550

Collateral for Securities Loaned (2.4%)^
United States (2.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (j)	4,436	4,436
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (j)	2,986	2,986
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (j)	2,214	2,214
HSBC U.S. Government Money Market Fund I Shares, 2.91% (j)	100,791	100,791
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (j)	4,420	4,420
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (j)	12,002	12,002
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (j)	79,365	79,365
Total Collateral for Securities Loaned (Cost $206,214)		206,214
Total Investments (Cost $12,751,301) — 101.6%		8,444,859
Liabilities in excess of other assets — (1.6)%		(136,049)
NET ASSETS - 100.00%		$8,308,810

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $48,329 and amounted to 0.6% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Issuer filed for bankruptcy.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.3% of net assets.
(h)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(i)	The following table details the acquisition date and cost of the Fund’s restricted securities at September 2022.

Security Name	Acquisition Date	Cost
Rostelecom PJSC	9/18/2020	$283,116
RusHydro PJSC	9/18/2020	235,617
Severstal PAO	6/1/2018	106,124
X5 Retail Group NV	9/18/2020	199,826

(j)	Rate disclosed is the daily yield on September 30, 2022.

GDR—Global Depositary Receipt
PCL—Public Company Limited

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2022
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	1	12/16/22	$43,724	$43,575	$(149)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(149)
	Total net unrealized appreciation (depreciation)				$(149)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.5%)
Aerospace & Defense (2.8%):
Lockheed Martin Corp.	9,790	$3,781,779
Northrop Grumman Corp.	6,951	3,269,194
		7,050,973
Commercial Services & Supplies (0.7%):
Cintas Corp.	4,534	1,760,054

Communication Services (0.4%):
AT&T, Inc.	67,077	1,028,961

Consumer Discretionary (6.7%):
Genuine Parts Co.	23,450	3,501,554
Leggett & Platt, Inc.	96,920	3,219,682
Lithia Motors, Inc.	9,290	1,993,170
Lowe's Cos., Inc.	9,003	1,690,853
NIKE, Inc., Class B	47,167	3,920,521
Target Corp.	16,902	2,508,088
		16,833,868
Consumer Staples (18.1%):
Altria Group, Inc.	33,120	1,337,386
Archer-Daniels-Midland Co.	43,552	3,503,758
Brown-Forman Corp., Class B	55,866	3,719,000
Colgate-Palmolive Co.	72,424	5,087,786
Costco Wholesale Corp.	9,338	4,410,057
Hormel Foods Corp.	69,568	3,161,170
Kimberly-Clark Corp.	28,268	3,181,281
McCormick & Co., Inc.	30,488	2,172,880
PepsiCo, Inc.	18,780	3,066,023
Sysco Corp.	25,617	1,811,378
The Clorox Co.	23,809	3,056,837
The Coca-Cola Co.	45,096	2,526,278
The Procter & Gamble Co.	23,183	2,926,854
Walgreens Boots Alliance, Inc.	51,570	1,619,298
Walmart, Inc.	32,825	4,257,402
		45,837,388
Electrical Equipment (2.2%):
Emerson Electric Co.	77,001	5,638,013

Energy (0.9%):
ONEOK, Inc.	44,473	2,278,797

Financials (9.2%):
Aflac, Inc.	57,915	3,254,823
Aon PLC, Class A	29,824	7,988,955
Axis Capital Holdings Ltd.	27,896	1,371,088
Cincinnati Financial Corp.	8,647	774,512
Commerce Bancshares, Inc.	47,859	3,166,352
Franklin Resources, Inc. (a)	121,687	2,618,704
Old Republic International Corp.	47,514	994,468
S&P Global, Inc.	3,961	1,209,491
T. Rowe Price Group, Inc.	18,112	1,901,941
		23,280,334
Health Care (11.7%):
Abbott Laboratories	32,715	3,165,504
Becton Dickinson & Co.	8,789	1,958,453
DENTSPLY SIRONA, Inc.	14,895	422,273
Elevance Health, Inc.	15,592	7,082,510
Johnson & Johnson	13,633	2,227,087
Medtronic PLC	53,461	4,316,976
Merck & Co., Inc.	56,870	4,897,644
Quest Diagnostics, Inc.	38,311	4,700,377

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	3,430	$844,054
		29,614,878
Industrial Conglomerates (6.3%):
3M Co.	70,019	7,737,100
Carlisle Cos., Inc.	13,789	3,866,573
Honeywell International, Inc.	26,269	4,386,135
		15,989,808
Information Technology (14.4%):
Apple, Inc.	54,891	7,585,936
Automatic Data Processing, Inc.	15,311	3,463,195
Cisco Systems, Inc.	164,283	6,571,320
Jack Henry & Associates, Inc.	16,284	2,968,085
Mastercard, Inc., Class A	17,787	5,057,556
Microchip Technology, Inc.	83,409	5,090,451
QUALCOMM, Inc.	17,815	2,012,739
Texas Instruments, Inc.	24,058	3,723,697
		36,472,979
Machinery (12.9%):
Caterpillar, Inc.	17,398	2,854,664
Donaldson Co., Inc.	127,842	6,265,536
Dover Corp.	32,500	3,788,850
Illinois Tool Works, Inc.	27,978	5,054,226
ITT, Inc.	16,152	1,055,372
Lincoln Electric Holdings, Inc.	67,295	8,460,327
Nordson Corp.	15,842	3,362,781
Stanley Black & Decker, Inc.	22,874	1,720,354
		32,562,110
Materials (6.1%):
Air Products and Chemicals, Inc.	13,118	3,052,952
Nucor Corp.	6,842	732,026
PPG Industries, Inc.	29,632	3,279,966
RPM International, Inc.	56,022	4,667,193
Sonoco Products Co.	31,200	1,769,976
The Sherwin-Williams Co.	8,806	1,803,028
		15,305,141
Professional Services (1.9%):
Robert Half International, Inc.	63,140	4,830,210

Trading Companies & Distributors (2.1%):
W.W. Grainger, Inc.	11,058	5,409,463

Utilities (3.1%):
Consolidated Edison, Inc.	73,651	6,316,309
National Fuel Gas Co.	8,056	495,847
UGI Corp.	31,036	1,003,394
		7,815,550
Total Common Stocks (Cost $270,801,541)		251,708,527

Collateral for Securities Loaned (0.0%)^(b)
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	40	40
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	27	27
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	20	20
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	901	901
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	40	40
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	107	107

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	709	$709
Total Collateral for Securities Loaned (Cost $1,844)		1,844
Total Investments (Cost $270,803,385) — 99.5%		251,710,371
Other assets in excess of liabilities — 0.5%		1,211,637
NET ASSETS - 100.00%		$252,922,008

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	12/16/22	$987,618	$900,375	$(87,243)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(87,243)
	Total net unrealized appreciation (depreciation)				$(87,243)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.9%):
Charter Communications, Inc., Class A (a)	6,609	$2,004,840
Comcast Corp., Class A	55,101	1,616,113
Fox Corp., Class A	13,090	401,601
Ziff Davis, Inc. (a)	6,652	455,529
		4,478,083
Consumer Discretionary (10.5%):
AutoZone, Inc. (a)	2,066	4,425,227
Gentex Corp.	19,376	461,924
Lowe's Cos., Inc.	2,694	505,960
Tapestry, Inc.	9,477	269,431
Target Corp.	19,122	2,837,514
Thor Industries, Inc.	4,344	303,993
Tractor Supply Co.	16,836	3,129,476
		11,933,525
Consumer Staples (14.4%):
Colgate-Palmolive Co.	4,513	317,038
Kellogg Co.	20,154	1,403,928
Philip Morris International, Inc.	3,642	302,322
The Clorox Co.	17,170	2,204,456
The Hershey Co.	14,341	3,161,760
The J.M. Smucker Co.	10,967	1,506,975
The Kroger Co.	68,993	3,018,444
Tyson Foods, Inc., Class A	6,078	400,723
Walmart, Inc.	31,494	4,084,772
		16,400,418
Energy (9.6%):
Chevron Corp.	27,366	3,931,673
ConocoPhillips	16,201	1,658,010
Devon Energy Corp.	5,780	347,551
EOG Resources, Inc.	8,002	894,064
Exxon Mobil Corp.	4,138	361,289
Hess Corp.	3,199	348,659
Marathon Oil Corp.	13,623	307,607
Phillips 66	6,064	489,486
Pioneer Natural Resources Co.	6,069	1,314,121
Valero Energy Corp.	12,246	1,308,485
		10,960,945
Financials (6.0%):
American International Group, Inc.	10,072	478,219
Arch Capital Group Ltd. (a)	9,024	410,953
Evercore, Inc.	3,374	277,511
First American Financial Corp.	15,445	712,014
Lazard Ltd., Class A	10,517	334,756
SEI Investments Co.	6,233	305,729
T. Rowe Price Group, Inc.	2,498	262,315
The Allstate Corp.	30,402	3,785,961
The Hartford Financial Services Group, Inc.	5,167	320,044
		6,887,502
Health Care (18.9%):
AbbVie, Inc.	30,682	4,117,831
Bristol-Myers Squibb Co.	62,127	4,416,608
DaVita, Inc. (a)	3,022	250,131
Gilead Sciences, Inc.	5,754	354,964
Hologic, Inc. (a)	30,248	1,951,601
Johnson & Johnson	31,579	5,158,746
Laboratory Corp. of America Holdings	14,352	2,939,433
McKesson Corp.	1,116	379,295
Merck & Co., Inc.	15,209	1,309,799
Molina Healthcare, Inc. (a)	1,021	336,767

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	672	$339,387
		21,554,562
Industrials (11.4%):
A O Smith Corp.	5,354	260,097
Atkore, Inc. (a)	3,471	270,078
Clean Harbors, Inc. (a)	3,067	337,309
CSX Corp.	9,135	243,356
Cummins, Inc.	1,670	339,862
Emerson Electric Co.	3,486	255,245
Illinois Tool Works, Inc.	5,425	980,026
Landstar System, Inc.	2,271	327,864
Lincoln Electric Holdings, Inc.	3,241	407,459
Lockheed Martin Corp.	10,160	3,924,706
Oshkosh Corp.	3,402	239,127
Robert Half International, Inc.	6,636	507,654
Snap-on, Inc.	1,666	335,449
Textron, Inc.	4,595	267,705
Waste Management, Inc.	27,089	4,339,929
		13,035,866
Information Technology (23.8%):
Applied Materials, Inc.	4,478	366,883
Broadcom, Inc.	6,451	2,864,308
Cisco Systems, Inc.	74,147	2,965,880
Cognizant Technology Solutions Corp., Class A	39,708	2,280,828
HP, Inc.	97,050	2,418,486
Microsoft Corp.	36,868	8,586,557
NetApp, Inc.	28,361	1,754,128
NXP Semiconductors NV	10,064	1,484,541
Texas Instruments, Inc.	25,175	3,896,586
Visa, Inc., Class A	1,545	274,469
Zebra Technologies Corp. (a)	822	215,372
		27,108,038
Materials (0.5%):
Avery Dennison Corp.	1,964	319,543
Packaging Corp. of America	2,192	246,140
		565,683
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	3,780	255,188
Weyerhaeuser Co.	10,786	308,048
		563,236
Total Common Stocks (Cost $122,433,381)		113,487,858
Total Investments (Cost $122,433,381) — 99.5%		113,487,858
Other assets in excess of liabilities — 0.5%		513,503
NET ASSETS - 100.00%		$114,001,361

(a)	Non-income producing security.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	12/16/22	$400,838	$360,150	$(40,688)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(40,688)
	Total net unrealized appreciation (depreciation)				$(40,688)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (23.7%)
Communication Services (1.0%):
Alphabet, Inc., Class A (a)	3,562	$340,705
AT&T, Inc.	29,099	446,379
Charter Communications, Inc., Class A (a)	1,008	305,777
Comcast Corp., Class A	14,367	421,384
DISH Network Corp., Class A (a)	13,528	187,092
Electronic Arts, Inc.	4,153	480,544
Endeavor Group Holdings, Inc., Class A (a)	14,597	295,735
Fox Corp., Class A	14,069	431,637
Liberty Broadband Corp., Class C (a)	4,339	320,218
Lumen Technologies, Inc. (b)	36,348	264,613
Match Group, Inc. (a)	4,064	194,056
Meta Platforms, Inc., Class A (a)	1,437	194,972
Netflix, Inc. (a)	893	210,248
News Corp., Class A	23,488	354,904
Omnicom Group, Inc.	6,168	389,139
Paramount Global, Class B (b)	11,299	215,133
Pinterest, Inc., Class A (a)	7,468	174,004
Sirius XM Holdings, Inc. (b)	94,612	540,235
Take-Two Interactive Software, Inc. (a)	2,699	294,191
The Interpublic Group of Cos., Inc.	14,571	373,018
The Trade Desk, Inc., Class A (a)	2,450	146,387
The Walt Disney Co. (a)	3,879	365,906
T-Mobile U.S., Inc. (a)	3,283	440,480
Verizon Communications, Inc.	15,613	592,826
Warner Music Group Corp., Class A	11,365	263,782
ZoomInfo Technologies, Inc. (a)	4,604	191,803
		8,435,168
Consumer Discretionary (2.0%):
Advance Auto Parts, Inc.	2,399	375,060
Airbnb, Inc., Class A (a)	2,051	215,437
Amazon.com, Inc. (a)	2,260	255,380
Aptiv PLC (a)	2,925	228,764
Aramark	12,104	377,645
AutoZone, Inc. (a)	215	460,515
Best Buy Co., Inc.	4,592	290,857
Booking Holdings, Inc. (a)	172	282,632
Burlington Stores, Inc. (a)	1,782	199,388
CarMax, Inc. (a)(b)	3,600	237,672
Chipotle Mexican Grill, Inc. (a)	205	308,066
D.R. Horton, Inc.	4,606	310,214
Darden Restaurants, Inc.	3,165	399,803
Dollar General Corp.	1,744	418,316
Dollar Tree, Inc. (a)	2,398	326,368
Domino's Pizza, Inc.	1,203	373,171
Etsy, Inc. (a)(b)	1,713	171,523
Expedia Group, Inc. (a)	2,652	248,466
Ford Motor Co.	19,018	213,002
Garmin Ltd.	5,170	415,203
General Motors Co.	8,391	269,267
Genuine Parts Co.	3,726	556,366
Hasbro, Inc.	5,973	402,700
Hilton Worldwide Holdings, Inc.	2,888	348,351
Hyatt Hotels Corp., Class A (a)	3,670	297,123
Lennar Corp., Class A	4,251	316,912
LKQ Corp.	7,566	356,737
Lowe's Cos., Inc.	2,373	445,673
Marriott International, Inc., Class A	2,453	343,763
McDonald's Corp.	2,900	669,146
MGM Resorts International	8,997	267,391
NIKE, Inc., Class B	3,543	294,494
NVR, Inc. (a)	101	402,695
O'Reilly Automotive, Inc. (a)	656	461,398
Pool Corp.	1,032	328,393
PulteGroup, Inc.	8,065	302,437

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	3,550	$299,158
Service Corp. International	7,585	437,958
Starbucks Corp.	4,736	399,055
Target Corp.	1,944	288,470
Tesla, Inc. (a)	779	206,630
The Home Depot, Inc.	1,649	455,025
The TJX Cos., Inc.	6,658	413,595
Tractor Supply Co.	2,138	397,411
Ulta Beauty, Inc. (a)	847	339,808
Vail Resorts, Inc.	1,710	368,744
VF Corp.	9,357	279,868
Williams-Sonoma, Inc. (b)	1,777	209,419
Yum! Brands, Inc.	5,301	563,708
		16,829,177
Consumer Staples (2.2%):
Albertsons Cos., Inc., Class A	13,272	329,942
Altria Group, Inc.	12,177	491,707
Archer-Daniels-Midland Co.	5,293	425,822
BJ's Wholesale Club Holdings, Inc. (a)	4,350	316,723
Brown-Forman Corp., Class B	8,087	538,352
Bunge Ltd.	4,472	369,253
Campbell Soup Co.	12,000	565,440
Church & Dwight Co., Inc.	6,851	489,435
Colgate-Palmolive Co.	8,890	624,522
Conagra Brands, Inc.	15,968	521,036
Constellation Brands, Inc., Class A	2,542	583,847
Costco Wholesale Corp.	864	408,041
Darling Ingredients, Inc. (a)	4,200	277,830
General Mills, Inc.	8,357	640,230
Hormel Foods Corp.	13,545	615,485
Kellogg Co.	9,252	644,494
Keurig Dr Pepper, Inc.	18,484	662,097
Kimberly-Clark Corp.	4,953	557,411
Lamb Weston Holdings, Inc.	5,676	439,209
McCormick & Co., Inc. (b)	6,751	481,144
Molson Coors Beverage Co., Class B	9,073	435,413
Mondelez International, Inc., Class A	11,290	619,031
Monster Beverage Corp. (a)	5,353	465,497
PepsiCo, Inc.	4,389	716,548
Philip Morris International, Inc.	5,930	492,249
Sysco Corp.	5,787	409,199
The Clorox Co.	2,900	372,331
The Coca-Cola Co.	11,854	664,061
The Estee Lauder Cos., Inc.	1,413	305,067
The Hershey Co.	2,996	660,528
The J.M. Smucker Co.	3,942	541,670
The Kraft Heinz Co.	14,283	476,338
The Kroger Co.	8,975	392,656
The Procter & Gamble Co.	4,511	569,514
Tyson Foods, Inc., Class A	6,758	445,555
Walgreens Boots Alliance, Inc.	14,693	461,360
Walmart, Inc.	3,847	498,956
		18,507,993
Energy (0.9%):
Antero Resources Corp. (a)	5,831	178,020
APA Corp.	6,155	210,440
Chesapeake Energy Corp. (b)	2,938	276,789
Chevron Corp.	2,751	395,236
ConocoPhillips	3,098	317,049
Coterra Energy, Inc.	9,832	256,812
Devon Energy Corp.	3,723	223,864
Diamondback Energy, Inc.	2,156	259,712
EOG Resources, Inc.	2,600	290,498
Exxon Mobil Corp.	4,173	364,345
Halliburton Co.	9,633	237,165
Hess Corp.	2,717	296,126
HF Sinclair Corp.	5,707	307,265

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	29,733	$494,757
Marathon Oil Corp.	10,723	242,125
Marathon Petroleum Corp.	4,024	399,704
Occidental Petroleum Corp.	3,390	208,316
ONEOK, Inc.	7,139	365,802
Ovintiv, Inc.	4,479	206,034
Phillips 66	4,107	331,517
Pioneer Natural Resources Co.	1,446	313,102
Schlumberger NV	7,586	272,337
Targa Resources Corp.	5,405	326,138
Texas Pacific Land Corp.	154	273,693
The Williams Cos., Inc.	15,460	442,620
Valero Energy Corp.	2,778	296,829
		7,786,295
Financials (4.0%):
Aflac, Inc.	10,300	578,860
Ally Financial, Inc.	10,108	281,306
American Express Co.	2,614	352,655
American Financial Group, Inc.	4,064	499,588
American International Group, Inc.	7,994	379,555
Ameriprise Financial, Inc.	1,497	377,169
Aon PLC, Class A	1,806	483,773
Arch Capital Group Ltd. (a)	13,346	607,777
Ares Management Corp., Class A	4,034	249,906
Arthur J. Gallagher & Co.	2,991	512,119
Bank of America Corp.	13,280	401,056
Berkshire Hathaway, Inc., Class B (a)	2,399	640,581
BlackRock, Inc.	649	357,132
Blackstone, Inc.	2,902	242,897
Brown & Brown, Inc.	7,633	461,644
Capital One Financial Corp.	3,411	314,392
Cboe Global Markets, Inc.	4,753	557,860
Chubb Ltd.	3,334	606,388
Cincinnati Financial Corp.	4,471	400,467
Citigroup, Inc.	8,608	358,695
Citizens Financial Group, Inc.	10,830	372,119
CME Group, Inc.	2,832	501,632
Comerica, Inc.	4,874	346,541
Discover Financial Services	3,409	309,946
East West Bancorp, Inc.	5,052	339,191
Equitable Holdings, Inc.	13,470	354,935
Erie Indemnity Co., Class A	2,593	576,450
Everest Re Group Ltd.	2,068	542,726
FactSet Research Systems, Inc.	1,217	486,934
Fidelity National Financial, Inc.	12,841	464,844
Fifth Third Bancorp	11,913	380,739
First Citizens BancShares, Inc., Class A	463	369,210
First Republic Bank	2,714	354,313
Franklin Resources, Inc. (b)	15,789	339,779
Globe Life, Inc.	5,728	571,082
Huntington Bancshares, Inc.	31,637	416,976
Interactive Brokers Group, Inc.	6,476	413,881
Intercontinental Exchange, Inc.	4,987	450,575
JPMorgan Chase & Co.	4,251	444,230
KeyCorp	24,015	384,720
KKR & Co., Inc.	5,790	248,970
Loews Corp.	11,445	570,419
LPL Financial Holdings, Inc.	1,523	332,745
M&T Bank Corp.	2,322	409,415
Markel Corp. (a)	505	547,531
MarketAxess Holdings, Inc.	1,572	349,754
Marsh & McLennan Cos., Inc.	3,550	529,980
MetLife, Inc.	8,509	517,177
Moody's Corp.	1,625	395,054
Morgan Stanley	5,209	411,563
Morningstar, Inc.	1,685	357,759
MSCI, Inc.	835	352,195

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	9,257	$524,687
Northern Trust Corp.	4,636	396,656
Principal Financial Group, Inc.	5,965	430,375
Prudential Financial, Inc.	5,082	435,934
Raymond James Financial, Inc.	3,965	391,821
Regions Financial Corp.	17,923	359,715
Rocket Cos., Inc., Class A (b)	30,731	194,220
Ryan Specialty Holdings, Inc. (a)	8,802	357,537
S&P Global, Inc.	1,438	439,093
Signature Bank	1,476	222,876
State Street Corp.	5,362	326,063
SVB Financial Group (a)	613	205,833
Synchrony Financial	10,302	290,413
T. Rowe Price Group, Inc.	3,190	334,982
The Allstate Corp.	4,446	553,660
The Bank of New York Mellon Corp.	11,086	427,033
The Carlyle Group, Inc. (b)	9,031	233,361
The Charles Schwab Corp.	5,223	375,377
The Goldman Sachs Group, Inc.	1,426	417,889
The Hartford Financial Services Group, Inc.	8,487	525,685
The PNC Financial Services Group, Inc.	3,152	470,972
The Progressive Corp.	4,488	521,550
The Travelers Cos., Inc.	3,805	582,926
Tradeweb Markets, Inc., Class A	6,573	370,849
Truist Financial Corp.	10,125	440,843
U.S. Bancorp	11,114	448,116
W.R. Berkley Corp.	9,333	602,725
Wells Fargo & Co.	9,139	367,571
		33,355,967
Health Care (3.4%):
Abbott Laboratories	5,398	522,310
AbbVie, Inc.	4,910	658,971
ABIOMED, Inc. (a)	1,108	272,191
Agilent Technologies, Inc.	3,161	384,220
Align Technology, Inc. (a)	1,022	211,666
AmerisourceBergen Corp.	4,221	571,228
Amgen, Inc.	3,069	691,753
Avantor, Inc. (a)	15,006	294,118
Baxter International, Inc.	9,081	489,103
Becton Dickinson & Co.	2,480	552,618
Biogen, Inc. (a)	2,142	571,914
BioMarin Pharmaceutical, Inc. (a)	4,539	384,771
Bio-Techne Corp.	1,049	297,916
Boston Scientific Corp. (a)	12,299	476,340
Bristol-Myers Squibb Co.	11,089	788,317
Catalent, Inc. (a)	3,916	283,362
Centene Corp. (a)	5,146	400,410
Charles River Laboratories International, Inc. (a)	1,542	303,466
Cigna Corp.	1,864	517,204
CVS Health Corp.	5,829	555,912
Danaher Corp.	1,616	417,397
Dexcom, Inc. (a)	3,234	260,466
Edwards Lifesciences Corp. (a)	4,274	353,161
Elevance Health, Inc.	1,061	481,949
Eli Lilly & Co.	1,613	521,564
Gilead Sciences, Inc.	10,768	664,278
HCA Healthcare, Inc.	1,664	305,827
Henry Schein, Inc. (a)	7,665	504,127
Hologic, Inc. (a)	8,083	521,515
Horizon Therapeutics PLC (a)	5,779	357,662
Humana, Inc.	875	424,541
IDEXX Laboratories, Inc. (a)	989	322,216
Incyte Corp. (a)	7,233	482,007
Insulet Corp. (a)	997	228,712
Intuitive Surgical, Inc. (a)	1,564	293,156
IQVIA Holdings, Inc. (a)	1,940	351,412
Johnson & Johnson	4,983	814,023
Laboratory Corp. of America Holdings	2,315	474,135

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
McKesson Corp.	1,685	$572,681
Medtronic PLC	6,663	538,037
Merck & Co., Inc.	8,608	741,321
Mettler-Toledo International, Inc. (a)	326	353,423
Moderna, Inc. (a)	1,482	175,246
Molina Healthcare, Inc. (a)	1,384	456,499
Neurocrine Biosciences, Inc. (a)	3,827	406,466
PerkinElmer, Inc.	2,839	341,617
Pfizer, Inc.	10,945	478,953
Quest Diagnostics, Inc.	4,530	555,786
R1 RCM, Inc. (a)	14,564	269,871
Regeneron Pharmaceuticals, Inc. (a)	872	600,695
Repligen Corp. (a)	1,134	212,183
ResMed, Inc.	1,964	428,741
Shockwave Medical, Inc. (a)	658	182,970
STERIS PLC	2,277	378,620
Stryker Corp.	2,288	463,411
Teleflex, Inc.	1,886	379,954
The Cooper Cos., Inc.	1,608	424,351
Thermo Fisher Scientific, Inc.	818	414,881
United Therapeutics Corp. (a)	1,775	371,649
UnitedHealth Group, Inc.	1,112	561,604
Veeva Systems, Inc., Class A (a)	1,457	240,230
Vertex Pharmaceuticals, Inc. (a)	1,694	490,481
Viatris, Inc.	34,690	295,559
Waters Corp. (a)	1,425	384,080
West Pharmaceutical Services, Inc.	1,338	329,255
Zimmer Biomet Holdings, Inc.	4,437	463,888
Zoetis, Inc.	3,157	468,151
		28,986,541
Industrials (3.7%):
3M Co.	4,408	487,084
Advanced Drainage Systems, Inc.	2,162	268,888
AECOM	6,636	453,703
AMERCO, Inc.	980	499,036
AMETEK, Inc.	5,058	573,628
Booz Allen Hamilton Holding Corp.	5,128	473,571
Builders FirstSource, Inc. (a)	4,772	281,166
C.H. Robinson Worldwide, Inc.	3,674	353,843
Carlisle Cos., Inc.	1,549	434,355
Carrier Global Corp.	11,542	410,433
Caterpillar, Inc.	2,324	381,322
Cintas Corp.	1,299	504,259
Copart, Inc. (a)	3,475	369,740
CoStar Group, Inc. (a)	4,390	305,763
CSX Corp.	16,151	430,263
Cummins, Inc.	2,297	467,462
Deere & Co.	1,024	341,903
Delta Air Lines, Inc. (a)	9,610	269,657
Dover Corp.	4,139	482,525
Eaton Corp. PLC	3,684	491,298
Emerson Electric Co.	6,567	480,836
Equifax, Inc.	2,142	367,203
Expeditors International of Washington, Inc.	4,664	411,878
Fastenal Co.	10,342	476,146
FedEx Corp.	1,780	264,277
Fortive Corp.	7,570	441,331
Generac Holdings, Inc. (a)	1,003	178,674
General Dynamics Corp.	2,681	568,828
Graco, Inc.	8,694	521,205
HEICO Corp.	3,424	492,987
Honeywell International, Inc.	3,080	514,268
Howmet Aerospace, Inc.	11,845	366,366
Hubbell, Inc.	2,438	543,674
Huntington Ingalls Industries, Inc.	2,384	528,056
IDEX Corp.	2,747	548,988
Illinois Tool Works, Inc.	2,921	527,679

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ingersoll Rand, Inc.	8,698	$376,275
J.B. Hunt Transport Services, Inc.	2,453	383,698
Jacobs Solutions, Inc.	4,072	441,771
Johnson Controls International PLC	8,640	425,261
L3Harris Technologies, Inc.	2,118	440,184
Leidos Holdings, Inc.	5,797	507,064
Lockheed Martin Corp.	1,360	525,354
Masco Corp.	8,901	415,588
Nordson Corp.	2,240	475,485
Norfolk Southern Corp.	2,092	438,588
Northrop Grumman Corp.	996	468,439
Old Dominion Freight Line, Inc.	1,254	311,958
Otis Worldwide Corp.	7,316	466,761
PACCAR, Inc.	6,095	510,090
Parker-Hannifin Corp.	1,742	422,104
Quanta Services, Inc.	2,526	321,787
Raytheon Technologies Corp.	6,096	499,018
Regal Rexnord Corp.	3,244	455,328
Republic Services, Inc.	4,469	607,963
Rockwell Automation, Inc.	1,667	358,588
Rollins, Inc.	14,983	519,610
Snap-on, Inc.	2,498	502,972
Southwest Airlines Co. (a)	10,412	321,106
Stanley Black & Decker, Inc. (b)	3,917	294,598
Textron, Inc.	6,806	396,518
Trane Technologies PLC	3,128	452,966
TransDigm Group, Inc.	701	367,899
TransUnion	5,213	310,121
Union Pacific Corp.	2,633	512,961
United Parcel Service, Inc., Class B	2,358	380,911
United Rentals, Inc. (a)	1,189	321,173
Verisk Analytics, Inc.	2,930	499,653
W.W. Grainger, Inc.	915	447,609
Waste Management, Inc.	3,885	622,416
Watsco, Inc.	1,719	442,574
Westinghouse Air Brake Technologies Corp.	4,927	400,811
Xylem, Inc.	4,389	383,423
		31,540,920
Information Technology (3.2%):
Accenture PLC, Class A	1,516	390,067
Adobe, Inc. (a)	876	241,075
Advanced Micro Devices, Inc. (a)	2,715	172,022
Akamai Technologies, Inc. (a)	5,517	443,125
Amphenol Corp., Class A	6,678	447,159
Analog Devices, Inc.	2,615	364,374
ANSYS, Inc. (a)	1,384	306,833
Apple, Inc.	2,743	379,083
Applied Materials, Inc.	3,004	246,118
Arista Networks, Inc. (a)	2,746	309,996
Autodesk, Inc. (a)	1,498	279,826
Automatic Data Processing, Inc.	2,066	467,309
Bentley Systems, Inc., Class B (b)	7,557	231,169
Broadcom, Inc.	773	343,220
Broadridge Financial Solutions, Inc.	2,918	421,126
Cadence Design Systems, Inc. (a)	1,961	320,486
CDW Corp.	2,650	413,612
Cisco Systems, Inc.	10,562	422,480
Cognizant Technology Solutions Corp., Class A	7,222	414,832
Corning, Inc.	13,029	378,102
Datadog, Inc., Class A (a)	1,740	154,477
Dell Technologies, Inc., Class C	8,811	301,072
Dynatrace, Inc. (a)	6,255	217,737
Enphase Energy, Inc. (a)	649	180,078
Entegris, Inc.	2,792	231,792
EPAM Systems, Inc. (a)	357	129,302
F5, Inc. (a)	2,476	358,351
Fair Isaac Corp. (a)	773	318,484
Fidelity National Information Services, Inc.	4,378	330,845

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a)	2,072	$274,063
Fiserv, Inc. (a)	4,603	430,703
FleetCor Technologies, Inc. (a)	2,054	361,853
Fortinet, Inc. (a)	5,174	254,199
Gartner, Inc. (a)	1,309	362,187
Global Payments, Inc.	3,011	325,339
GoDaddy, Inc., Class A (a)	4,704	333,419
Hewlett Packard Enterprise Co.	29,791	356,896
HP, Inc.	11,467	285,758
Intel Corp.	12,521	322,666
International Business Machines Corp.	4,719	560,664
Intuit, Inc.	695	269,187
Jack Henry & Associates, Inc.	3,029	552,096
Juniper Networks, Inc.	16,669	435,394
Keysight Technologies, Inc. (a)	2,572	404,730
KLA Corp.	819	247,854
Lam Research Corp.	624	228,384
Mastercard, Inc., Class A	1,330	378,172
Microchip Technology, Inc.	4,777	291,540
Micron Technology, Inc.	5,041	252,554
Microsoft Corp.	1,636	381,024
Monolithic Power Systems, Inc.	504	183,154
Motorola Solutions, Inc.	1,951	436,965
NetApp, Inc.	5,896	364,668
NortonLifeLock, Inc.	17,582	354,101
NVIDIA Corp.	1,481	179,779
NXP Semiconductors NV	1,917	282,777
ON Semiconductor Corp. (a)	3,337	207,995
Oracle Corp.	6,114	373,382
Paychex, Inc.	4,048	454,226
Paycom Software, Inc. (a)	745	245,843
Paylocity Holding Corp. (a)	1,024	247,378
PayPal Holdings, Inc. (a)	2,468	212,421
PTC, Inc. (a)	2,942	307,733
Qorvo, Inc. (a)	3,480	276,347
QUALCOMM, Inc.	2,303	260,193
Roper Technologies, Inc.	1,380	496,303
Salesforce, Inc. (a)	1,955	281,207
Seagate Technology Holdings PLC	5,209	277,275
ServiceNow, Inc. (a)	587	221,657
Skyworks Solutions, Inc.	3,417	291,368
SS&C Technologies Holdings, Inc.	8,945	427,124
Synopsys, Inc. (a)	955	291,762
TD SYNNEX Corp.	4,426	359,347
TE Connectivity Ltd.	3,505	386,812
Teledyne Technologies, Inc. (a)	1,333	449,847
Teradyne, Inc.	3,113	233,942
Texas Instruments, Inc.	2,768	428,431
Trimble, Inc. (a)	5,888	319,542
Tyler Technologies, Inc. (a)	923	320,742
VeriSign, Inc. (a)	2,295	398,641
Visa, Inc., Class A	2,257	400,956
Western Digital Corp. (a)	7,412	241,261
Zebra Technologies Corp. (a)	1,121	293,713
Zoom Video Communications, Inc., Class A (a)	2,654	195,308
		27,225,034
Materials (1.3%):
Air Products and Chemicals, Inc.	2,104	489,664
Albemarle Corp.	964	254,920
Avery Dennison Corp.	2,445	397,801
Ball Corp.	6,256	302,290
Celanese Corp.	3,679	332,361
CF Industries Holdings, Inc.	2,817	271,136
Corteva, Inc.	8,503	485,946
Dow, Inc.	10,013	439,871
DuPont de Nemours, Inc.	7,995	402,948
Eastman Chemical Co.	5,055	359,158

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	2,762	$398,888
FMC Corp.	4,528	478,610
Freeport-McMoRan, Inc.	9,366	255,973
International Flavors & Fragrances, Inc.	4,073	369,951
International Paper Co.	13,747	435,780
LyondellBasell Industries NV, Class A	5,082	382,573
Martin Marietta Materials, Inc.	1,313	422,904
Newmont Corp.	9,060	380,792
Nucor Corp.	2,249	240,621
Packaging Corp. of America	3,825	429,509
PPG Industries, Inc.	3,312	366,605
Reliance Steel & Aluminum Co.	2,273	396,434
RPM International, Inc.	5,527	460,454
Steel Dynamics, Inc.	3,928	278,692
The Mosaic Co.	4,847	234,255
The Sherwin-Williams Co.	1,764	361,179
Vulcan Materials Co.	2,832	446,635
Westlake Corp. (b)	4,018	349,084
Westrock Co.	10,216	315,572
		10,740,606
Real Estate (0.1%):
CBRE Group, Inc., Class A (a)	5,538	373,870

Utilities (1.9%):
Alliant Energy Corp.	11,377	602,867
Ameren Corp.	8,333	671,223
American Electric Power Co., Inc.	7,196	622,094
American Water Works Co., Inc.	3,837	499,424
Atmos Energy Corp.	6,317	643,386
CenterPoint Energy, Inc.	21,551	607,307
CMS Energy Corp.	10,347	602,609
Consolidated Edison, Inc.	7,496	642,857
Constellation Energy Corp.	3,336	277,522
Dominion Energy, Inc.	9,504	656,821
DTE Energy Co.	5,776	664,529
Duke Energy Corp.	7,211	670,767
Edison International	8,951	506,448
Entergy Corp.	5,583	561,817
Essential Utilities, Inc.	11,946	494,326
Evergy, Inc.	10,779	640,273
Eversource Energy	7,657	596,940
Exelon Corp.	14,126	529,160
FirstEnergy Corp.	17,522	648,314
NextEra Energy, Inc.	5,548	435,019
NiSource, Inc.	23,059	580,856
NRG Energy, Inc.	10,923	418,023
PG&E Corp. (a)	32,850	410,625
PPL Corp.	22,794	577,828
Sempra Energy	4,149	622,101
The Southern Co.	9,292	631,856
WEC Energy Group, Inc.	6,883	615,547
Xcel Energy, Inc.	9,728	622,592
		16,053,131
Total Common Stocks (Cost $173,734,475)		199,834,702

Investment Companies (76.7%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 2.79% (c)	646,509,797	646,509,797
Total Investment Companies (Cost $646,509,797)		646,509,797

Collateral for Securities Loaned (0.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	65,879	65,879
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	44,342	44,342
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	32,877	32,877
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	1,496,859	1,496,859

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	65,641	$65,641
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	178,238	178,238
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	1,178,670	1,178,670
Total Collateral for Securities Loaned (Cost $3,062,506)		3,062,506
Total Investments (Cost $823,306,778) — 100.8%		849,407,005
Liabilities in excess of other assets — (0.8)%		(6,387,465)
NET ASSETS - 100.00%		$843,019,540

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	11	12/16/22	$2,129,920	$1,980,825	$(149,095)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(149,095)
	Total net unrealized appreciation (depreciation)				$(149,095)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (6.1%):
AT&T, Inc.	1,253,505	$19,228,767
Comcast Corp., Class A	618,972	18,154,449
Lumen Technologies, Inc. (a)	1,565,721	11,398,449
Omnicom Group, Inc.	265,663	16,760,679
Paramount Global, Class B (a)	486,786	9,268,405
The Interpublic Group of Cos., Inc.	627,671	16,068,377
Verizon Communications, Inc.	672,393	25,530,762
		116,409,888
Consumer Discretionary (5.4%):
Advance Auto Parts, Inc.	103,277	16,146,326
Best Buy Co., Inc.	197,723	12,523,775
Darden Restaurants, Inc.	136,303	17,217,795
Ford Motor Co.	819,192	9,174,950
Garmin Ltd.	222,662	17,881,985
Hasbro, Inc.	257,266	17,344,874
VF Corp.	403,165	12,058,665
		102,348,370
Consumer Staples (10.3%):
Altria Group, Inc.	524,384	21,174,626
Campbell Soup Co.	516,902	24,356,422
Conagra Brands, Inc.	687,936	22,447,352
Kellogg Co.	398,440	27,755,330
Kimberly-Clark Corp.	213,375	24,013,223
Philip Morris International, Inc.	255,503	21,209,304
The Clorox Co.	124,924	16,038,992
The Kraft Heinz Co.	615,211	20,517,287
Walgreens Boots Alliance, Inc.	632,964	19,875,070
		197,387,606
Energy (7.3%):
Chevron Corp.	118,432	17,015,125
Devon Energy Corp.	160,314	9,639,681
Exxon Mobil Corp.	179,726	15,691,877
Kinder Morgan, Inc.	1,280,728	21,311,314
ONEOK, Inc.	307,483	15,755,429
Phillips 66	176,909	14,280,095
Pioneer Natural Resources Co.	62,170	13,461,670
The Williams Cos., Inc.	665,979	19,066,979
Valero Energy Corp.	119,666	12,786,312
		139,008,482
Financials (22.6%):
Ally Financial, Inc.	435,358	12,116,013
Ares Management Corp., Class A	173,723	10,762,140
Blackstone, Inc.	124,976	10,460,491
Citigroup, Inc.	370,830	15,452,486
Citizens Financial Group, Inc.	466,430	16,026,535
CME Group, Inc.	122,026	21,614,465
Comerica, Inc.	210,038	14,933,702
Fidelity National Financial, Inc.	553,077	20,021,387
Fifth Third Bancorp	512,243	16,371,286
Franklin Resources, Inc. (a)	680,156	14,636,957
Huntington Bancshares, Inc.	1,362,721	17,960,663
JPMorgan Chase & Co.	183,039	19,127,576
KeyCorp	1,034,384	16,570,832
MetLife, Inc.	366,395	22,269,488
Morgan Stanley	224,407	17,730,397
Northern Trust Corp.	199,389	17,059,723
Principal Financial Group, Inc.	257,001	18,542,622
Prudential Financial, Inc.	218,814	18,769,865
Regions Financial Corp.	772,005	15,494,140
State Street Corp.	230,957	14,044,495
T. Rowe Price Group, Inc. (a)	137,364	14,424,594

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
The Bank of New York Mellon Corp.	477,470	$18,392,145
The Carlyle Group, Inc.	389,044	10,052,897
The PNC Financial Services Group, Inc.	135,569	20,256,720
Truist Financial Corp.	436,067	18,986,357
U.S. Bancorp	478,650	19,299,168
		431,377,144
Health Care (11.0%):
AbbVie, Inc.	211,479	28,382,597
Amgen, Inc.	132,256	29,810,502
Bristol-Myers Squibb Co.	477,609	33,953,224
Gilead Sciences, Inc.	463,800	28,611,822
Medtronic PLC	286,887	23,166,125
Merck & Co., Inc.	370,809	31,934,071
Pfizer, Inc.	471,521	20,633,759
Viatris, Inc.	1,494,272	12,731,198
		209,223,298
Industrials (3.6%):
3M Co.	189,911	20,985,165
Stanley Black & Decker, Inc. (a)	168,755	12,692,064
United Parcel Service, Inc., Class B	101,622	16,416,018
Watsco, Inc. (a)	74,106	19,079,331
		69,172,578
Information Technology (7.6%):
Broadcom, Inc.	33,296	14,783,757
Cisco Systems, Inc.	454,933	18,197,320
Corning, Inc.	560,518	16,266,232
Hewlett Packard Enterprise Co.	1,283,204	15,372,784
HP, Inc.	493,316	12,293,435
Intel Corp.	539,425	13,900,982
International Business Machines Corp.	203,253	24,148,489
Juniper Networks, Inc.	717,989	18,753,873
Seagate Technology Holdings PLC	224,055	11,926,447
		145,643,319
Materials (6.3%):
Dow, Inc.	431,266	18,945,515
Eastman Chemical Co.	217,360	15,443,428
International Flavors & Fragrances, Inc.	175,377	15,929,493
International Paper Co.	592,037	18,767,573
LyondellBasell Industries NV, Class A	218,844	16,474,576
Newmont Corp.	390,131	16,397,206
Packaging Corp. of America	164,858	18,511,905
		120,469,696
Utilities (18.9%):
American Electric Power Co., Inc.	309,862	26,787,570
Consolidated Edison, Inc.	323,017	27,701,938
Dominion Energy, Inc.	409,365	28,291,215
DTE Energy Co.	248,695	28,612,360
Duke Energy Corp.	310,523	28,884,849
Edison International (a)	385,562	21,815,098
Entergy Corp.	240,432	24,194,672
Evergy, Inc.	464,250	27,576,450
Exelon Corp.	608,435	22,791,975
FirstEnergy Corp.	754,729	27,924,973
NiSource, Inc.	993,284	25,020,824
NRG Energy, Inc.	469,825	17,980,203
PPL Corp.	980,371	24,852,405
The Southern Co.	400,252	27,217,136
		359,651,668
Total Common Stocks (Cost $2,096,908,586)		1,890,692,049

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Investment Companies (0.6%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 2.79% (b)	11,855,508	$11,855,508
Total Investment Companies (Cost $11,855,508)		11,855,508

Collateral for Securities Loaned (2.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (b)	848,106	848,106
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (b)	570,849	570,849
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (b)	423,247	423,247
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (b)	19,270,232	19,270,232
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (b)	845,052	845,052
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (b)	2,294,593	2,294,593
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (b)	15,173,933	15,173,933
Total Collateral for Securities Loaned (Cost $39,426,012)		39,426,012
Total Investments (Cost $2,148,190,106) — 101.8%		1,941,973,569
Liabilities in excess of other assets — (1.8)%		(34,286,867)
NET ASSETS - 100.00%		$1,907,686,702

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	70	12/16/22	$13,657,134	$12,605,250	$(1,051,884)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(1,051,884)
	Total net unrealized appreciation (depreciation)				$(1,051,884)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (22.3%)
Communication Services (0.9%):
Advantage Solutions, Inc. (a)	7,274	$15,494
AMC Networks, Inc., Class A (a)	960	19,488
Cars.com, Inc. (a)	2,477	28,485
Cogent Communications Holdings, Inc.	915	47,726
EchoStar Corp., Class A (a)	2,125	34,999
Gogo, Inc. (a)	1,999	24,228
Gray Television, Inc.	1,933	27,680
iHeartMedia, Inc., Class A (a)	2,710	19,864
John Wiley & Sons, Inc., Class A	1,139	42,781
PubMatic, Inc., Class A (a)	940	15,632
Scholastic Corp.	1,001	30,791
Sciplay Corp., Class A (a)	2,800	32,928
Shenandoah Telecommunications Co.	1,542	26,245
Shutterstock, Inc.	567	28,446
Sinclair Broadcast Group, Inc., Class A	1,401	25,344
Stagwell, Inc. (a)	4,565	31,727
TechTarget, Inc. (a)	452	26,758
Telephone & Data Systems, Inc.	2,573	35,765
The EW Scripps Co., Class A (a)	2,436	27,454
Thryv Holdings, Inc. (a)	1,373	31,346
United States Cellular Corp. (a)	1,731	45,058
WideOpenWest, Inc. (a)	1,875	23,006
Yelp, Inc. (a)	913	30,960
ZipRecruiter, Inc. (a)	1,436	23,694
		695,899
Consumer Discretionary (3.1%):
Accel Entertainment, Inc. (a)	3,706	28,944
American Eagle Outfitters, Inc.	2,291	22,291
Arhaus, Inc. (a)	2,160	15,228
Arko Corp.	3,725	34,978
Bloomin' Brands, Inc.	1,359	24,910
Boot Barn Holdings, Inc. (a)	372	21,747
Brinker International, Inc. (a)	956	23,881
Caleres, Inc.	898	21,750
Camping World Holdings, Inc., Class A	958	24,257
Carter's, Inc.	527	34,534
Cavco Industries, Inc. (a)	137	28,189
Century Communities, Inc.	632	27,037
Chegg, Inc. (a)	1,047	22,060
Cracker Barrel Old Country Store, Inc.	340	31,477
Cricut, Inc., Class A (a)	3,463	32,067
Dana, Inc.	1,712	19,568
Dave & Buster's Entertainment, Inc. (a)	559	17,346
Designer Brands, Inc., Class A	1,549	23,715
Dine Brands Global, Inc.	437	27,776
Dorman Products, Inc. (a)	501	41,142
Dream Finders Homes, Inc., Class A (a)(b)	2,186	23,172
European Wax Center, Inc., Class A	1,057	19,502
Everi Holdings, Inc. (a)	1,637	26,552
First Watch Restaurant Group, Inc. (a)	1,622	23,487
Franchise Group, Inc.	894	21,724
Frontdoor, Inc. (a)	1,605	32,726
Funko, Inc., Class A (a)	1,032	20,867
Gentherm, Inc. (a)	497	24,716
G-III Apparel Group Ltd. (a)	1,340	20,033
Golden Entertainment, Inc. (a)	728	25,400
GoPro, Inc., Class A (a)	5,034	24,818
Graham Holdings Co., Class B	106	57,026
Grand Canyon Education, Inc. (a)	591	48,610
Green Brick Partners, Inc. (a)	1,138	24,330
Group 1 Automotive, Inc.	189	27,002
Guess?, Inc.	1,446	21,213
Helen of Troy Ltd. (a)	326	31,439
Installed Building Products, Inc.	328	26,565

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	458	$33,924
KB Home	1,017	26,361
Kontoor Brands, Inc.	820	27,560
La-Z-Boy, Inc.	1,305	29,454
LCI Industries	259	26,278
Leslie's, Inc. (a)	2,071	30,464
LGI Homes, Inc. (a)	307	24,981
M/I Homes, Inc. (a)	760	27,535
Malibu Boats, Inc., Class A (a)	547	26,250
MarineMax, Inc. (a)	825	24,577
MDC Holdings, Inc.	1,066	29,230
Meritage Homes Corp. (a)	421	29,584
Modine Manufacturing Co. (a)	1,698	21,972
Monarch Casino & Resort, Inc. (a)	528	29,642
Monro, Inc.	780	33,899
National Vision Holdings, Inc. (a)	793	25,891
Nordstrom, Inc.	1,115	18,654
OneSpaWorld Holdings Ltd. (a)	3,476	29,198
Overstock.com, Inc. (a)	666	16,217
Oxford Industries, Inc.	347	31,154
Papa John's International, Inc.	486	34,025
Patrick Industries, Inc.	584	25,603
Perdoceo Education Corp. (a)	4,345	44,753
Playa Hotels & Resorts NV (a)	4,775	27,790
Qurate Retail, Inc., Class A	6,688	13,443
Rent-A-Center, Inc.	893	15,636
Revolve Group, Inc. (a)	853	18,502
Sally Beauty Holdings, Inc. (a)	2,026	25,528
Six Flags Entertainment Corp. (a)	1,097	19,417
Sleep Number Corp. (a)	597	20,185
Solid Power, Inc. (a)	2,774	14,591
Sonic Automotive, Inc., Class A	589	25,504
Sonos, Inc. (a)	1,568	21,795
Standard Motor Products, Inc.	1,153	37,472
Steven Madden Ltd.	1,210	32,271
Strategic Education, Inc.	544	33,407
Stride, Inc. (a)	751	31,565
Sturm Ruger & Co., Inc.	971	49,317
Target Hospitality Corp. (a)	1,221	15,409
Taylor Morrison Home Corp. (a)	1,206	28,124
The Buckle, Inc.	917	29,032
The Cheesecake Factory, Inc.	914	26,762
TravelCenters of America, Inc. (a)	485	26,156
Tri Pointe Homes, Inc. (a)	1,922	29,041
Urban Outfitters, Inc. (a)	1,375	27,019
Victoria's Secret & Co. (a)	709	20,646
Vista Outdoor, Inc. (a)	1,214	29,524
Vivid Seats, Inc., Class A (b)	2,863	21,931
Winnebago Industries, Inc.	495	26,339
Wolverine World Wide, Inc.	1,654	25,455
XPEL, Inc. (a)	362	23,327
		2,384,473
Consumer Staples (1.6%):
B&G Foods, Inc.	1,927	31,776
Cal-Maine Foods, Inc.	843	46,862
Central Garden & Pet Co., Class A (a)	1,383	47,243
e.l.f. Beauty, Inc. (a)	886	33,331
Edgewell Personal Care Co.	1,055	39,457
Energizer Holdings, Inc.	1,518	38,163
Fresh Del Monte Produce, Inc.	1,775	41,251
Herbalife Nutrition Ltd. (a)	1,103	21,939
Ingles Markets, Inc., Class A	542	42,932
Inter Parfums, Inc.	547	41,277
J & J Snack Foods Corp.	373	48,292
John B Sanfilippo & Son, Inc.	689	52,178
Medifast, Inc.	245	26,548
MGP Ingredients, Inc.	408	43,313
Mission Produce, Inc. (a)	2,689	38,883

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Nu Skin Enterprises, Inc., Class A	893	$29,800
PriceSmart, Inc.	763	43,941
SpartanNash Co.	1,385	40,193
Spectrum Brands Holdings, Inc.	696	27,165
The Andersons, Inc.	741	22,993
The Chefs' Warehouse, Inc. (a)	950	27,522
The Duckhorn Portfolio, Inc. (a)	2,431	35,079
The Hain Celestial Group, Inc. (a)	1,751	29,557
The Vita Coco Co., Inc. (a)	1,389	15,821
Tootsie Roll Industries, Inc.	1,585	52,749
United Natural Foods, Inc. (a)	810	27,840
Universal Corp.	1,116	51,381
USANA Health Sciences, Inc. (a)	727	40,748
Utz Brands, Inc.	2,160	32,616
Vector Group Ltd.	3,719	32,764
WD-40 Co.	199	34,972
Weis Markets, Inc.	646	46,021
		1,184,607
Energy (0.6%):
Arch Resources, Inc.	150	17,790
Archrock, Inc.	5,018	32,216
Brigham Minerals, Inc.	1,103	27,211
Bristow Group, Inc. (a)	1,101	25,862
Callon Petroleum Co. (a)	487	17,050
CONSOL Energy, Inc.	290	18,653
Delek U.S. Holdings, Inc.	809	21,956
Earthstone Energy, Inc., Class A (a)	1,310	16,139
Laredo Petroleum, Inc. (a)	225	14,141
NexTier Oilfield Solutions, Inc. (a)	2,075	15,355
Noble Corp. PLC (a)	942	27,864
Northern Oil and Gas, Inc.	733	20,092
Par Pacific Holdings, Inc. (a)	1,396	22,908
Permian Resources Corp. (a)	2,752	18,714
Ranger Oil Corp.	506	15,914
RPC, Inc.	2,610	18,087
Select Energy Services, Inc., Class A (a)	3,368	23,475
SilverBow Resources, Inc. (a)	511	13,736
Sitio Royalties Corp.	1,239	27,394
Talos Energy, Inc. (a)	1,006	16,750
W&T Offshore, Inc. (a)	2,643	15,488
World Fuel Services Corp.	1,252	29,347
		456,142
Financials (5.9%):
1st Source Corp.	1,328	61,486
Artisan Partners Asset Management, Inc., Class A	1,187	31,966
AssetMark Financial Holdings, Inc. (a)	2,483	45,414
Atlantic Union Bankshares Corp.	1,650	50,127
Axos Financial, Inc. (a)	913	31,252
Banc of California, Inc.	2,850	45,515
BankUnited, Inc.	1,205	41,175
Banner Corp.	857	50,632
Berkshire Hills Bancorp, Inc.	1,897	51,788
BGC Partners, Inc., Class A	9,886	31,042
Bread Financial Holdings, Inc.	751	23,619
Bridge Investment Group Holdings, Inc., Class A	2,230	32,335
Capitol Federal Financial, Inc.	8,416	69,853
City Holding Co.	856	75,919
CNO Financial Group, Inc.	2,438	43,811
Columbia Banking System, Inc.	1,496	43,219
Columbia Financial, Inc. (a)	2,920	61,700
Compass Diversified Holdings	1,771	31,984
Customers Bancorp, Inc. (a)	767	22,611
Dime Community Bancshares, Inc.	1,686	49,366
Donnelley Financial Solutions, Inc. (a)	672	24,844
Eagle Bancorp, Inc.	1,180	52,888
Employers Holdings, Inc.	1,622	55,943

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Encore Capital Group, Inc. (a)	763	$34,701
Enova International, Inc. (a)	937	27,426
Enterprise Financial Services Corp.	1,344	59,190
FB Financial Corp.	1,387	52,997
Federal Agricultural Mortgage Corp., Class C	465	46,100
First BanCorp/Puerto Rico	2,570	35,158
First Bancorp/Southern Pines NC	1,434	52,456
First Busey Corp.	2,557	56,203
First Commonwealth Financial Corp.	4,364	56,034
First Financial Bancorp	2,508	52,869
First Foundation, Inc.	2,664	48,325
First Merchants Corp.	1,424	55,080
Fulton Financial Corp.	3,493	55,189
GCM Grosvenor, Inc., Class A	6,277	49,526
Genworth Financial, Inc. (a)	10,014	35,049
German American Bancorp, Inc.	1,590	56,779
Goosehead Insurance, Inc., Class A (a)	364	12,973
Green Dot Corp., Class A (a)	1,480	28,090
Heartland Financial USA, Inc.	1,317	57,105
Hilltop Holdings, Inc.	1,492	37,076
Hope Bancorp, Inc.	3,518	44,468
Horace Mann Educators Corp.	1,500	52,935
Independent Bank Group, Inc.	850	52,182
International Bancshares Corp.	1,237	52,572
Jackson Financial, Inc., Class A	870	24,142
Lakeland Bancorp, Inc.	3,728	59,685
Lakeland Financial Corp.	812	59,122
LendingClub Corp. (a)	1,447	15,989
Live Oak Bancshares, Inc.	793	24,266
Merchants Bancorp	1,880	43,372
Moelis & Co., Class A	983	33,235
National Bank Holdings Corp., Class A	1,325	49,012
Navient Corp.	2,204	32,377
NBT Bancorp, Inc.	1,782	67,627
Nicolet Bankshares, Inc. (a)	825	58,113
NMI Holdings, Inc., Class A (a)	1,843	37,542
Northwest Bancshares, Inc.	5,224	70,576
OceanFirst Financial Corp.	3,283	61,195
OFG Bancorp	1,754	44,078
Open Lending Corp., Class A (a)	2,274	18,283
P10, Inc., Class A	3,231	33,990
Palomar Holdings, Inc. (a)	388	32,483
Park National Corp.	460	57,261
PennyMac Financial Services, Inc.	795	34,106
Piper Sandler Cos.	325	34,040
PJT Partners, Inc., Class A	694	46,373
PRA Group, Inc. (a)	1,925	63,255
Preferred Bank	830	54,141
ProAssurance Corp.	2,289	44,658
PROG Holdings, Inc. (a)	1,212	18,156
Provident Financial Services, Inc.	3,161	61,639
Renasant Corp.	1,644	51,424
S&T Bancorp, Inc.	2,108	61,785
Safety Insurance Group, Inc.	794	64,759
Sandy Spring Bancorp, Inc.	1,479	52,150
Seacoast Banking Corp. of Florida	1,519	45,919
Silvergate Capital Corp., Class A (a)	153	11,529
Southside Bancshares, Inc.	1,794	63,436
StepStone Group, Inc., Class A	1,211	29,682
Stewart Information Services Corp.	911	39,756
Stock Yards Bancorp, Inc.	862	58,625
StoneX Group, Inc. (a)	515	42,714
Texas Capital Bancshares, Inc. (a)	722	42,620
The Bancorp, Inc. (a)	1,295	28,464
Tompkins Financial Corp. (b)	897	65,140
Towne Bank	2,186	58,650
TriCo Bancshares	1,201	53,625
Triumph Bancorp, Inc. (a)	467	25,381
Trustmark Corp.	2,034	62,301

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Upstart Holdings, Inc. (a)(b)	398	$8,274
Veritex Holdings, Inc.	1,517	40,337
Victory Capital Holdings, Inc., Class A (c)	1,385	32,284
Virtus Investment Partners, Inc.	183	29,192
Washington Federal, Inc.	1,886	56,542
WesBanco, Inc.	1,746	58,264
Westamerica Bancorp	1,340	70,069
		4,470,610
Health Care (1.9%):
AdaptHealth Corp. (a)	1,281	24,057
Addus HomeCare Corp. (a)	417	39,715
Agiliti, Inc. (a)	1,929	27,604
Alector, Inc. (a)	2,128	20,131
Allscripts Healthcare Solutions, Inc. (a)	2,157	32,851
Amphastar Pharmaceuticals, Inc. (a)	888	24,953
Apollo Medical Holdings, Inc. (a)	486	18,954
Arcus Biosciences, Inc. (a)	810	21,190
AtriCure, Inc. (a)	631	24,672
Atrion Corp.	72	40,680
Avid Bioservices, Inc. (a)	1,354	25,888
Catalyst Pharmaceuticals, Inc. (a)	1,843	23,646
Corcept Therapeutics, Inc. (a)	1,176	30,153
CorVel Corp. (a)	274	37,930
Cross Country Healthcare, Inc. (a)	883	25,051
DocGo, Inc. (a)	2,088	20,713
Dynavax Technologies Corp. (a)	1,847	19,283
Embecta Corp.	681	19,606
Emergent BioSolutions, Inc. (a)	1,008	21,158
Enhabit, Inc. (a)	1,103	15,486
Enovis Corp. (a)	814	37,501
Figs, Inc., Class A (a)	1,539	12,697
Fulgent Genetics, Inc. (a)	595	22,681
Harmony Biosciences Holdings, Inc. (a)	619	27,415
Innoviva, Inc. (a)	3,020	35,062
Integer Holdings Corp. (a)	726	45,179
Ironwood Pharmaceuticals, Inc. (a)	4,451	46,112
iTeos Therapeutics, Inc. (a)	939	17,888
LeMaitre Vascular, Inc.	810	41,051
Multiplan Corp. (a)	6,014	17,200
National HealthCare Corp.	928	58,780
National Research Corp.	1,243	49,471
Neogen Corp. (a)	2,009	28,066
Owens & Minor, Inc.	1,085	26,148
Pacira BioSciences, Inc. (a)	765	40,690
Patterson Cos., Inc.	1,745	41,915
Pediatrix Medical Group, Inc. (a)	2,060	34,011
Prestige Consumer Healthcare, Inc. (a)	1,054	52,521
Prothena Corp. PLC (a)	805	48,807
RadNet, Inc. (a)	1,590	32,356
REGENXBIO, Inc. (a)	806	21,303
Senseonics Holdings, Inc. (a)	8,156	10,766
SIGA Technologies, Inc.	816	8,405
Simulations Plus, Inc.	527	25,581
Supernus Pharmaceuticals, Inc. (a)	1,234	41,771
Syndax Pharmaceuticals, Inc. (a)	1,117	26,841
U.S. Physical Therapy, Inc.	400	30,408
Varex Imaging Corp. (a)	2,082	44,013
Xencor, Inc. (a)	1,153	29,955
		1,468,315
Industrials (4.2%):
3D Systems Corp. (a)	2,353	18,777
AAR Corp. (a)	1,006	36,035
AerSale Corp. (a)	1,723	31,944
Air Transport Services Group, Inc. (a)	1,389	33,461
Alamo Group, Inc.	416	50,864
Albany International Corp.	570	44,933

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Allegiant Travel Co. (a)	321	$23,427
Altra Industrial Motion Corp.	895	30,090
Apogee Enterprises, Inc.	990	37,838
ArcBest Corp.	330	24,001
Arcosa, Inc.	678	38,768
Astec Industries, Inc.	914	28,508
AZZ, Inc.	1,256	45,857
Barnes Group, Inc.	1,536	44,360
Boise Cascade Co.	401	23,843
Brady Corp., Class A	1,227	51,203
BrightView Holdings, Inc. (a)	3,557	28,243
CBIZ, Inc. (a)	1,250	53,475
Columbus McKinnon Corp.	1,239	32,412
Construction Partners, Inc., Class A (a)	988	25,915
CoreCivic, Inc. (a)	3,271	28,916
CSW Industrials, Inc.	436	52,233
Deluxe Corp.	2,135	35,548
Encore Wire Corp.	206	23,801
Energy Recovery, Inc. (a)	1,903	41,371
Enerpac Tool Group Corp.	2,217	39,529
EnerSys	684	39,788
EnPro Industries, Inc.	473	40,196
Esab Corp.	777	25,921
ESCO Technologies, Inc.	583	42,815
Federal Signal Corp.	1,312	48,964
First Advantage Corp. (a)	2,726	34,975
Forrester Research, Inc. (a)	1,187	42,744
Forward Air Corp.	405	36,555
Gibraltar Industries, Inc. (a)	816	33,399
Global Industrial Co.	1,129	30,291
GMS, Inc. (a)	685	27,407
GrafTech International Ltd.	5,340	23,015
Granite Construction, Inc.	1,644	41,741
Griffon Corp.	860	25,387
H&E Equipment Services, Inc.	957	27,121
Hayward Holdings, Inc. (a)	2,657	23,568
Healthcare Services Group	2,340	28,291
Heartland Express, Inc.	3,995	57,168
Helios Technologies, Inc.	639	32,333
Heritage-Crystal Clean, Inc. (a)	1,433	42,374
Hillenbrand, Inc.	1,122	41,200
HireRight Holdings Corp. (a)	1,426	21,761
HNI Corp.	1,382	36,637
Hub Group, Inc., Class A (a)	502	34,628
Huron Consulting Group, Inc. (a)	717	47,501
ICF International, Inc.	560	61,051
Janus International Group, Inc. (a)	2,781	24,806
JELD-WEN Holding, Inc. (a)	2,456	21,490
Kadant, Inc.	253	42,203
Kaman Corp.	1,268	35,415
Kennametal, Inc.	1,713	35,253
Kforce, Inc.	744	43,636
Lindsay Corp.	264	37,826
Marten Transport Ltd.	1,983	37,994
Matson, Inc.	410	25,223
Maxar Technologies, Inc.	1,039	19,450
McGrath RentCorp	680	57,025
Mercury Systems, Inc. (a)	687	27,892
Moog, Inc., Class A	699	49,175
Mueller Water Products, Inc., Class A	4,408	45,270
MYR Group, Inc. (a)	497	42,111
NOW, Inc. (a)	2,715	27,286
NV5 Global, Inc. (a)	305	37,765
PGT Innovations, Inc. (a)	1,814	38,021
Primoris Services Corp.	1,906	30,972
Proto Labs, Inc. (a)	853	31,075
Rush Enterprises, Inc., Class A	1,013	44,430
SkyWest, Inc. (a)	1,256	20,423
SPX Technologies, Inc. (a)	830	45,833

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Standex International Corp.	610	$49,806
Steelcase, Inc., Class A	4,155	27,091
Sun Country Airlines Holdings, Inc. (a)	1,352	18,401
Tennant Co.	872	49,320
Terex Corp.	1,020	30,335
The AZEK Co., Inc. (a)	1,231	20,459
The Brink's Co.	918	44,468
The Greenbrier Cos., Inc.	1,303	31,624
The Shyft Group, Inc.	1,221	24,945
Titan International, Inc. (a)	1,380	16,753
Trinity Industries, Inc.	1,774	37,875
Universal Logistics Holdings, Inc.	903	28,643
V2X, Inc. (a)	741	26,231
Veritiv Corp. (a)	234	22,878
Wabash National Corp.	1,969	30,638
Werner Enterprises, Inc.	1,291	48,542
		3,200,766
Information Technology (2.1%):
A10 Networks, Inc.	2,174	28,849
ACI Worldwide, Inc. (a)	1,837	38,393
ACM Research, Inc., Class A (a)	1,080	13,457
Agilysys, Inc. (a)	624	34,538
Alpha & Omega Semiconductor Ltd. (a)	468	14,396
Avid Technology, Inc. (a)	886	20,608
Axcelis Technologies, Inc. (a)	305	18,471
Badger Meter, Inc.	484	44,717
Belden, Inc.	580	34,812
Benchmark Electronics, Inc.	1,799	44,579
Clearfield, Inc. (a)	173	18,103
Cohu, Inc. (a)	998	25,728
CommVault Systems, Inc. (a)	766	40,629
Conduent, Inc. (a)	7,135	23,831
Consensus Cloud Solutions, Inc. (a)	589	27,860
CSG Systems International, Inc.	884	46,746
Digi International, Inc. (a)	1,069	36,955
Digital Turbine, Inc. (a)	891	12,839
Ebix, Inc.	578	10,965
ePlus, Inc. (a)	857	35,600
EVERTEC, Inc.	1,486	46,586
Extreme Networks, Inc. (a)	1,833	23,957
FormFactor, Inc. (a)	917	22,971
Harmonic, Inc. (a)	3,080	40,256
Ichor Holdings Ltd. (a)	720	17,431
InterDigital, Inc.	950	38,399
International Money Express, Inc. (a)	1,788	40,749
MaxLinear, Inc. (a)	621	20,257
Methode Electronics, Inc.	1,168	43,391
N-able, Inc. (a)	3,002	27,708
Napco Security Technologies, Inc. (a)	1,203	34,983
NetScout Systems, Inc. (a)	1,562	48,922
OSI Systems, Inc. (a)	724	52,171
Paya Holdings, Inc. (a)	3,765	23,004
Paymentus Holdings, Inc., Class A (a)(b)	1,547	15,037
Payoneer Global, Inc. (a)	2,798	16,928
PC Connection, Inc.	953	42,971
Perficient, Inc. (a)	373	24,252
Photronics, Inc. (a)	1,317	19,255
Plexus Corp. (a)	501	43,868
Progress Software Corp.	968	41,188
Sanmina Corp. (a)	919	42,348
Semtech Corp. (a)	711	20,910
SiTime Corp. (a)	149	11,731
SMART Global Holdings, Inc. (a)	1,484	23,551
TaskUS, Inc., Class A (a)	1,094	17,613
TTEC Holdings, Inc.	628	27,827
TTM Technologies, Inc. (a)	1,984	26,149
Ultra Clean Holdings, Inc. (a)	835	21,501

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Veeco Instruments, Inc. (a)	1,437	$26,326
Verra Mobility Corp. (a)	2,508	38,548
Vishay Intertechnology, Inc.	2,270	40,383
		1,553,247
Materials (1.1%):
AdvanSix, Inc.	789	25,327
Alpha Metallurgical Resources, Inc.	122	16,694
Arconic Corp. (a)	1,221	20,806
Chase Corp.	625	52,231
Ecovyst, Inc. (a)	3,669	30,966
Hawkins, Inc.	1,122	43,747
Hecla Mining Co.	6,207	24,456
Ingevity Corp. (a)	587	35,590
Innospec, Inc.	579	49,603
Materion Corp.	481	38,480
Mativ Holdings, Inc.	1,607	35,482
Minerals Technologies, Inc.	834	41,208
NewMarket Corp.	186	55,954
O-I Glass, Inc. (a)	2,360	30,562
Origin Materials, Inc. (a)	3,918	20,217
Orion Engineered Carbons SA	1,991	26,580
Pactiv Evergreen, Inc.	3,157	27,561
Ryerson Holding Corp.	759	19,537
Schnitzer Steel Industries, Inc.	852	24,248
Stepan Co.	555	51,987
Sylvamo Corp.	622	21,086
TriMas Corp.	1,941	48,661
Trinseo PLC	1,011	18,521
Warrior Met Coal, Inc.	859	24,430
Worthington Industries, Inc.	697	26,583
		810,517
Real Estate (0.3%):
Anywhere Real Estate, Inc. (a)	2,956	23,973
eXp World Holdings, Inc.	1,469	16,467
Kennedy-Wilson Holdings, Inc.	3,131	48,405
Marcus & Millichap, Inc.	1,084	35,534
Newmark Group, Inc., Class A	3,127	25,204
The RMR Group, Inc., Class A	2,179	51,620
The St. Joe Co.	989	31,678
		232,881
Utilities (0.6%):
Altus Power, Inc. (a)	1,901	20,930
Avista Corp.	1,707	63,244
Chesapeake Utilities Corp.	491	56,656
MGE Energy, Inc.	944	61,955
Middlesex Water Co.	573	44,236
Montauk Renewables, Inc. (a)	1,325	23,108
Northwest Natural Holding Co.	1,244	53,965
NorthWestern Corp.	1,269	62,536
SJW Group	1,026	59,098
Unitil Corp.	897	41,666
		487,394
Total Common Stocks (Cost $16,711,916)		16,944,851

Investment Companies (77.6%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 2.79% (d)	58,996,230	58,996,230
Total Investment Companies (Cost $58,996,230)		58,996,230

Collateral for Securities Loaned (0.0%)^(e)
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	511	511
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	344	344

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	255	$255
HSBC U.S. Government Money Market Fund I Shares, 2.91% (d)	11,608	11,608
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	509	509
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	1,382	1,382
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	9,140	9,140
Total Collateral for Securities Loaned (Cost $23,749)		23,749
Total Investments (Cost $75,731,895) — 99.9%		75,964,830
Other assets in excess of liabilities — 0.1%		98,505
NET ASSETS - 100.00%		$76,063,335

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security
(d)	Rate disclosed is the daily yield on September 30, 2022.
(e)	Amount represents less than 0.05% of net assets.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	4	12/16/22	$363,986	$333,960	$(30,026)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(30,026)
	Total net unrealized appreciation (depreciation)				$(30,026)

Affiliated Holdings

Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
US Discovery Enhanced Volatility Wtd ETF	6/30/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
Victory Capital Holdings Inc.	$26,751	$7,406	$–	$–	$–	$(1,873)	$32,284	$288

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (20.7%)
Australia (1.2%):
Communication Services (0.1%):
REA Group Ltd.	139	$10,209
Telstra Corp. Ltd.	10,861	26,741
		36,950
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	646	13,600
Wesfarmers Ltd.	625	17,074
		30,674
Consumer Staples (0.1%):
Coles Group Ltd.	2,087	21,928
Endeavour Group Ltd.	3,562	15,945
Woolworths Group Ltd.	911	19,779
		57,652
Energy (0.1%):
Santos Ltd.	2,845	12,899
Woodside Energy Group Ltd.	576	11,662
		24,561
Financials (0.4%):
ASX Ltd.	443	20,330
Australia & New Zealand Banking Group Ltd.	1,531	22,323
Commonwealth Bank of Australia	356	20,649
Macquarie Group Ltd.	142	13,870
National Australia Bank Ltd.	1,124	20,709
QBE Insurance Group Ltd.	2,121	15,639
Suncorp Group Ltd.	2,543	16,311
Westpac Banking Corp.	1,568	20,696
		150,527
Health Care (0.1%):
Cochlear Ltd.	115	14,307
CSL Ltd.	94	17,134
Ramsay Health Care Ltd.	287	10,513
Sonic Healthcare Ltd.	853	16,681
		58,635
Industrials (0.0%):(a)
Brambles Ltd.	2,076	15,148

Information Technology (0.1%):
Computershare Ltd.	993	15,723
WiseTech Global Ltd.	240	7,981
		23,704
Materials (0.2%):
BHP Group Ltd.	557	13,721
Fortescue Metals Group Ltd.	938	10,089
Newcrest Mining Ltd.	1,221	13,212
Rio Tinto Ltd.	242	14,453
South32 Ltd.	4,536	10,530
		62,005
		459,856
Austria (0.1%):
Energy (0.1%):
OMV AG	287	10,510

Financials (0.0%):(a)
Erste Group Bank AG	441	9,783

Utilities (0.0%):(a)
Verbund AG	107	9,169
		29,462
Belgium (0.2%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA	350	16,032

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.0%):(a)
KBC Group NV	274	$13,065

Health Care (0.1%):
UCB SA	246	17,144

Utilities (0.0%):(a)
Elia Group SA	123	14,511
		60,752
Canada (2.8%):
Communication Services (0.2%):
BCE, Inc. (b)	713	29,899
Rogers Communications, Inc., Class B	574	22,113
TELUS Corp. (b)	1,386	27,526
		79,538
Consumer Discretionary (0.1%):
Dollarama, Inc.	344	19,750
Magna International, Inc.	215	10,201
Restaurant Brands International, Inc.	365	19,418
		49,369
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc.	403	16,226
George Weston Ltd.	217	22,723
Loblaw Cos. Ltd.	251	19,877
Metro, Inc.	540	27,043
Saputo, Inc.	761	18,143
		104,012
Energy (0.4%):
ARC Resources Ltd.	713	8,564
Cameco Corp.	290	7,697
Canadian Natural Resources Ltd. (b)	244	11,359
Cenovus Energy, Inc.	558	8,573
Enbridge, Inc.	721	26,737
Imperial Oil Ltd. (b)	287	12,428
Pembina Pipeline Corp.	661	20,081
Suncor Energy, Inc.	395	11,125
TC Energy Corp.	507	20,424
Tourmaline Oil Corp.	203	10,551
		137,539
Financials (0.8%):
Bank of Montreal	279	24,456
Brookfield Asset Management, Inc., Class A	354	14,483
Canadian Imperial Bank of Commerce (b)	530	23,200
Fairfax Financial Holdings Ltd.	39	17,814
Great-West Lifeco, Inc.	1,221	26,361
Intact Financial Corp.	203	28,732
Manulife Financial Corp. (b)	1,168	18,334
National Bank of Canada (b)	379	23,757
Power Corp. of Canada (b)	1,073	24,184
Royal Bank of Canada (b)	316	28,454
Sun Life Financial, Inc.	617	24,538
The Bank of Nova Scotia	496	23,593
The Toronto-Dominion Bank	416	25,517
		303,423
Industrials (0.3%):
Canadian National Railway Co.	185	19,981
Canadian Pacific Railway Ltd.	263	17,558
TFI International, Inc.	119	10,770
Thomson Reuters Corp.	245	25,153
Waste Connections, Inc. (b)	180	24,325
WSP Global, Inc. (b)	150	16,520
		114,307
Information Technology (0.1%):
CGI, Inc. (c)	295	22,210
Constellation Software, Inc.	11	15,308
		37,518

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Aginco Eagle Mines Ltd.	298	$12,591
Barrick Gold Corp.	991	15,362
CCL Industries, Inc.	429	20,798
First Quantum Minerals Ltd.	456	7,742
Franco-Nevada Corp.	150	17,919
Nutrien Ltd.	134	11,176
Teck Resources Ltd., Class B	296	9,003
Wheaton Precious Metals Corp.	513	16,614
		111,205
Utilities (0.3%):
Algonquin Power & Utilities Corp.	2,358	25,762
Emera, Inc.	780	31,562
Fortis, Inc.	827	31,423
Hydro One Ltd. (b)(d)	1,374	33,604
		122,351
		1,059,262
Denmark (0.3%):
Financials (0.1%):
Danske Bank A/S	1,123	14,041
Tryg A/S	962	19,899
		33,940
Health Care (0.1%):
Coloplast A/S, Class B	129	13,194
Genmab A/S (c)	40	12,978
Novo Nordisk A/S, Class B	130	13,050
		39,222
Industrials (0.1%):
AP Moller - Maersk A/S, Class B	5	9,140
DSV A/S	97	11,458
		20,598
Materials (0.0%):(a)
Novozymes A/S, B Shares	266	13,438

Utilities (0.0%):(a)
Orsted A/S (d)	108	8,650
		115,848
Finland (0.3%):
Communication Services (0.1%):
Elisa Oyj	540	24,526

Energy (0.0%):(a)
Neste Oyj	206	9,044

Financials (0.1%):
Nordea Bank Abp	1,874	16,164
Sampo Oyj, A Shares	407	17,452
		33,616
Industrials (0.0%):(a)
Kone Oyj, Class B	418	16,224

Information Technology (0.0%):(a)
Nokia Oyj	3,332	14,433

Materials (0.1%):
Stora Enso Oyj, Class R	883	11,326
UPM-Kymmene Oyj	470	15,005
		26,331
		124,174
France (1.7%):
Communication Services (0.2%):
Bollore SE	3,502	16,204
Orange SA	3,326	30,141
Publicis Groupe SA	299	14,327
Vivendi SE	2,595	20,272
		80,944

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA	633	$14,362
Hermes International	10	11,925
Kering SA	29	13,031
LVMH Moet Hennessy Louis Vuitton SE	22	13,159
Sodexo SA	203	15,349
		67,826
Consumer Staples (0.2%):
Carrefour SA	1,129	15,726
Danone SA	384	18,276
L'Oreal SA	48	15,533
Pernod Ricard SA	103	19,061
Remy Cointreau SA	85	14,235
		82,831
Energy (0.0%):(a)
TotalEnergies SE (b)	297	14,050

Financials (0.2%):
Amundi SA (d)	296	12,461
AXA SA	726	15,989
BNP Paribas SA	285	12,178
Credit Agricole SA	1,512	12,392
Societe Generale SA	484	9,682
		62,702
Health Care (0.1%):
BioMerieux	152	12,124
EssilorLuxottica SA	106	14,578
Sanofi	239	18,361
Sartorius Stedim Biotech	31	9,633
		54,696
Industrials (0.5%):
Aeroports de Paris (c)	116	13,527
Airbus SE	131	11,411
Bouygues SA	876	23,048
Bureau Veritas SA	819	18,442
Cie de Saint-Gobain	328	11,908
Eiffage SA	211	17,062
Legrand SA	263	17,179
Schneider Electric SE	124	14,209
Teleperformance	57	14,572
Thales SA	136	15,059
Vinci SA	202	16,463
		172,880
Information Technology (0.1%):
Capgemini SE	86	13,947
Dassault Systemes SE	389	13,621
Edenred	365	16,939
		44,507
Materials (0.1%):
Air Liquide SA	169	19,468

Utilities (0.1%):
Engie SA	1,261	14,632
Veolia Environnement SA	573	11,067
		25,699
		625,603
Germany (1.2%):
Communication Services (0.1%):
Deutsche Telekom AG	1,163	19,934

Consumer Discretionary (0.1%):
adidas AG	87	10,135
Bayerische Motoren Werke AG	193	13,237
Continental AG	191	8,600
Mercedes-Benz Group AG	230	11,798
Puma SE	197	9,260
		53,030

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.0%):(a)
Beiersdorf AG	195	$19,290

Financials (0.3%):
Allianz SE, Registered Shares	112	17,758
Deutsche Bank AG, Registered Shares	1,259	9,433
Deutsche Boerse AG	128	21,103
Hannover Rueck SE	103	15,563
Muenchener Rueckversicherungs-Gesellschaft AG, Class R (b)	70	16,977
Talanx AG	528	18,833
		99,667
Health Care (0.2%):
Bayer AG, Registered Shares	300	13,939
Carl Zeiss Meditec AG	96	10,108
Fresenius Medical Care AG & Co. KGaA	444	12,630
Fresenius SE & Co. KGaA	677	14,562
Merck KGaA	88	14,383
		65,622
Industrials (0.2%):
Brenntag SE	248	15,159
Daimler Truck Holding AG (c)	486	11,120
Deutsche Post AG, Registered Shares	396	12,074
MTU Aero Engines AG	75	11,336
Siemens AG, Registered Shares	132	13,090
		62,779
Information Technology (0.1%):
Infineon Technologies AG	486	10,815
SAP SE	224	18,464
		29,279
Materials (0.1%):
BASF SE	322	12,495
Evonik Industries AG	844	14,266
HeidelbergCement AG	325	13,010
Symrise AG	165	16,241
		56,012
Real Estate (0.0%):(a)
Vonovia SE	526	11,448

Utilities (0.1%):
E.ON SE	1,991	15,405
RWE AG	378	13,997
		29,402
		446,463
Hong Kong (0.9%):
Consumer Staples (0.1%):
WH Group Ltd. (d)	24,000	15,135

Financials (0.1%):
AIA Group Ltd.	1,730	14,425
Hang Seng Bank Ltd.	1,320	20,045
Hong Kong Exchanges & Clearing Ltd.	407	13,979
		48,449
Health Care (0.0%):(a)
Sino Biopharmaceutical Ltd.	22,000	10,342

Industrials (0.2%):
CK Hutchison Holdings Ltd.	3,905	21,591
Jardine Matheson Holdings Ltd.	300	15,192
MTR Corp. Ltd.	8,000	36,742
Techtronic Industries Co. Ltd.	582	5,624
		79,149
Real Estate (0.4%):
CK Asset Holdings Ltd.	3,351	20,150
Henderson Land Development Co. Ltd.	7,109	19,925
Hongkong Land Holdings Ltd.	3,800	16,796
Sino Land Co. Ltd.	16,000	21,158
Sun Hung Kai Properties Ltd.	2,215	24,508
Swire Pacific Ltd., Class A	2,500	18,712

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
The Wharf Holdings Ltd.	3,360	$10,766
		132,015
Utilities (0.1%):
China Common Rich Renewable Energy Investments Ltd. (c)(e)(f)	26,000	662
Hong Kong & China Gas Co. Ltd.	21,164	18,658
Power Assets Holdings Ltd.	5,642	28,320
		47,640
		332,730
Ireland (0.2%):
Consumer Staples (0.0%):(a)
Kerry Group PLC	190	16,980

Industrials (0.1%):
Experian PLC	542	16,100
Kingspan Group PLC	183	8,310
Ryanair Holdings PLC (c)	910	9,345
		33,755
Materials (0.1%):
CRH PLC	426	13,805
Smurfit Kappa Group PLC	380	10,921
		24,726
		75,461
Israel (0.2%):
Financials (0.1%):
Bank Hapoalim BM	1,601	13,613
Bank Leumi Le-Israel BM	1,576	13,565
Mizrahi Tefahot Bank Ltd.	424	14,957
		42,135
Industrials (0.0%):(a)
Elbit Systems Ltd.	58	11,037

Information Technology (0.0%):(a)
Nice Ltd. (c)	68	12,990

Materials (0.0%):(a)
ICL Group Ltd.	1,183	9,577

Real Estate (0.1%):
Azrieli Group Ltd.	199	13,660
		89,399
Italy (0.4%):
Communication Services (0.1%):
Infrastrutture Wireless Italiane SpA (d)	2,231	19,610

Consumer Discretionary (0.0%):(a)
Moncler SpA	267	11,091

Energy (0.0%):(a)
Eni SpA	1,347	14,400

Financials (0.2%):
Assicurazioni Generali SpA	1,284	17,640
Intesa Sanpaolo SpA	7,122	11,883
Poste Italiane SpA (d)	1,886	14,397
UniCredit SpA	968	9,920
		53,840
Information Technology (0.0%):(a)
Nexi SpA (c)(d)	1,454	11,885

Utilities (0.1%):
Enel SpA	3,710	15,356
Snam SpA	5,207	21,155
Terna - Rete Elettrica Nazionale	2,800	17,148
		53,659
		164,485
Japan (4.1%):
Communication Services (0.3%):
KDDI Corp.	808	23,691
Nexon Co. Ltd.	700	12,345

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	1,028	$27,747
Softbank Corp.	2,900	28,988
Z Holdings Corp.	4,130	10,851
		103,622
Consumer Discretionary (0.5%):
Bandai Namco Holdings, Inc.	200	13,037
Bridgestone Corp.	400	12,906
Denso Corp.	200	9,102
Honda Motor Co. Ltd.	700	15,174
Nissan Motor Co. Ltd.	3,300	10,495
Oriental Land Co. Ltd.	100	13,617
Pan Pacific International Holdings Corp.	700	12,383
Panasonic Corp.	2,300	16,124
Sekisui House Ltd.	1,572	26,082
Shimano, Inc.	40	6,286
Sony Group Corp.	200	12,834
Subaru Corp.	800	11,980
Suzuki Motor Corp.	400	12,386
Toyota Motor Corp.	1,120	14,520
		186,926
Consumer Staples (0.5%):
Aeon Co. Ltd.	1,000	18,682
Ajinomoto Co., Inc.	700	19,165
Asahi Group Holdings Ltd.	460	14,254
Japan Tobacco, Inc.	1,644	26,970
Kao Corp.	518	21,112
Kikkoman Corp.	200	11,333
Kirin Holdings Co. Ltd.	1,500	23,084
Seven & i Holdings Co. Ltd.	500	20,061
Shiseido Co. Ltd.	400	13,976
Unicharm Corp.	494	16,215
		184,852
Energy (0.1%):
ENEOS Holdings, Inc.	5,300	17,034
Inpex Corp.	900	8,452
		25,486
Financials (0.5%):
Dai-ichi Life Holdings, Inc.	888	14,065
Japan Post Holdings Co. Ltd.	3,700	24,487
Mitsubishi UFJ Financial Group, Inc.	3,800	17,108
Mizuho Financial Group, Inc.	2,300	24,834
MS&AD Insurance Group Holdings, Inc.	600	15,905
Nomura Holdings, Inc.	6,000	19,835
ORIX Corp.	1,068	14,971
Sompo Holdings, Inc.	400	15,927
Sumitomo Mitsui Financial Group, Inc.	784	21,801
Sumitomo Mitsui Trust Holdings, Inc.	700	19,828
Tokio Marine Holdings, Inc.	900	15,953
		204,714
Health Care (0.6%):
Astellas Pharma, Inc.	1,352	17,910
Chugai Pharmaceutical Co. Ltd.	690	17,289
Daiichi Sankyo Co. Ltd.	400	11,173
Eisai Co. Ltd.	454	24,311
Hoya Corp.	118	11,318
Kyowa Kirin Co. Ltd.	800	18,326
M3, Inc.	300	8,398
Olympus Corp.	600	11,520
Ono Pharmaceutical Co. Ltd.	884	20,654
Otsuka Holdings Co. Ltd.	700	22,174
Shionogi & Co. Ltd.	228	11,012
Sysmex Corp.	174	9,340
Takeda Pharmaceutical Co. Ltd.	1,000	26,032
Terumo Corp.	500	14,077
		223,534

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (0.8%):
Central Japan Railway Co.	200	$23,405
Daikin Industries Ltd.	66	10,168
FANUC Corp.	130	18,201
Hitachi Ltd.	300	12,675
ITOCHU Corp.	800	19,355
Komatsu Ltd.	688	12,414
Kubota Corp.	904	12,519
Marubeni Corp.	1,500	13,144
Mitsubishi Corp.	492	13,491
Mitsubishi Electric Corp.	1,852	16,695
Mitsubishi Heavy Industries Ltd.	400	13,285
Mitsui & Co. Ltd.	686	14,643
Nidec Corp.	254	14,270
Nippon Yusen KK (b)	300	5,114
Recruit Holdings Co. Ltd.	320	9,201
Secom Co. Ltd.	310	17,729
SMC Corp.	14	5,633
Sumitomo Corp.	1,400	17,438
Toshiba Corp.	500	17,787
Toyota Industries Corp.	308	14,643
Toyota Tsusho Corp.	400	12,383
		294,193
Information Technology (0.5%):
Advantest Corp.	200	9,260
Canon, Inc.	914	20,035
FUJIFILM Holdings Corp.	360	16,441
Fujitsu Ltd.	100	10,908
Keyence Corp.	28	9,268
Kyocera Corp.	400	20,178
Lasertec Corp.	100	10,155
Murata Manufacturing Co. Ltd.	302	13,841
Nomura Research Institute Ltd.	474	11,628
NTT Data Corp.	1,008	12,998
Obic Co. Ltd.	100	13,399
Renesas Electronics Corp. (c)	1,200	9,968
TDK Corp.	300	9,236
Tokyo Electron Ltd.	26	6,414
		173,729
Materials (0.1%):
Nippon Paint Holdings Co. Ltd.	1,190	8,051
Nippon Steel Corp.	1,000	13,866
Shin-Etsu Chemical Co. Ltd.	170	16,834
		38,751
Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	1,000	20,340
Mitsubishi Estate Co. Ltd.	1,552	20,340
Mitsui Fudosan Co. Ltd.	978	18,616
Sumitomo Realty & Development Co. Ltd.	700	15,905
		75,201
		1,511,008
Korea, Republic Of (1.0%):
Communication Services (0.1%):
Kakao Corp.	240	9,579
Krafton, Inc. (c)	55	8,074
NAVER Corp.	83	11,226
		28,879
Consumer Discretionary (0.2%):
Hyundai Mobis Co. Ltd.	110	14,686
Hyundai Motor Co.	133	16,409
Kia Corp.	308	15,480
LG Electronics, Inc.	188	10,329
		56,904
Consumer Staples (0.0%):(a)
LG Household & Health Care Ltd.	24	10,619

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.1%):
SK Innovation Co. Ltd.	84	$8,426
S-Oil Corp.	174	9,852
		18,278
Financials (0.2%):
Hana Financial Group, Inc.	576	14,273
KakaoBank Corp. (c)	595	8,339
KB Financial Group, Inc.	460	14,051
Samsung Life Insurance Co. Ltd.	457	19,933
Shinhan Financial Group Co. Ltd.	781	18,289
		74,885
Health Care (0.1%):
Celltrion, Inc.	85	10,427
Samsung Biologics Co. Ltd. (c)(d)	29	16,359
		26,786
Industrials (0.1%):
Doosan Enerbility Co. Ltd. (c)	723	7,202
LG Corp.	285	14,742
Samsung C&T Corp.	202	14,614
SK, Inc.	105	14,092
		50,650
Information Technology (0.1%):
Samsung Electronics Co. Ltd.	560	20,786
Samsung SDI Co. Ltd.	29	11,068
SK Hynix, Inc.	217	12,605
		44,459
Materials (0.1%):
Korea Zinc Co. Ltd.	30	12,477
LG Chem Ltd.	22	8,243
POSCO Chemical Co. Ltd.	84	8,808
POSCO Holdings, Inc.	90	13,274
		42,802
		354,262
Luxembourg (0.1%):
Energy (0.0%):(a)
Tenaris SA	796	10,347

Health Care (0.1%):
Eurofins Scientific SE	211	12,637

Materials (0.0%):(a)
ArcelorMittal SA	452	9,153
		32,137
Netherlands (0.7%):
Communication Services (0.1%):
Koninklijke KPN NV	9,542	25,919

Consumer Discretionary (0.0%):(a)
Prosus NV	132	6,981

Consumer Staples (0.2%):
Davide Campari-Milano NV	1,567	13,991
Heineken Holding NV	271	18,721
Heineken NV	214	18,844
Koninklijke Ahold Delhaize NV	761	19,489
		71,045
Financials (0.1%):
ABN AMRO Bank NV (b)(d)	1,254	11,339
Aegon NV	2,867	11,524
ING Groep NV	1,384	12,013
NN Group NV	358	14,022
		48,898
Health Care (0.0%):(a)
Koninklijke Philips NV	744	11,665

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Randstad NV (b)	321	$14,022
Wolters Kluwer NV	208	20,366
		34,388
Information Technology (0.1%):
Adyen NV (c)(d)	6	7,654
ASM International NV	35	8,017
ASML Holding NV	23	9,772
STMicroelectronics NV (b)	380	12,007
		37,450
Materials (0.1%):
Akzo Nobel NV	241	13,773
Koninklijke DSM NV	123	14,156
		27,929
		264,275
Norway (0.3%):
Communication Services (0.1%):
Adevinta ASA (c)	885	5,286
Telenor ASA (b)	2,313	21,182
		26,468
Consumer Staples (0.0%):(a)
Mowi ASA	849	10,805

Energy (0.0%):(a)
Aker BP ASA	301	8,646
Equinor ASA	318	10,464
		19,110
Financials (0.1%):
DNB Bank ASA	1,010	16,042
Gjensidige Forsikring ASA	1,067	18,334
		34,376
Materials (0.1%):
Norsk Hydro ASA	1,628	8,802
Yara International ASA	331	11,658
		20,460
		111,219
Portugal (0.1%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA	895	16,707

Energy (0.0%):(a)
Galp Energia SGPS SA	1,198	11,533

Utilities (0.0%):(a)
EDP - Energias de Portugal SA	3,815	16,598
		44,838
Singapore (0.5%):
Communication Services (0.1%):
Singapore Telecommunications Ltd.	15,100	27,973

Consumer Staples (0.1%):
Wilmar International Ltd.	8,062	21,560

Financials (0.2%):
DBS Group Holdings Ltd.	1,078	25,067
Oversea-Chinese Banking Corp. Ltd.	3,438	28,325
United Overseas Bank Ltd.	1,292	23,538
		76,930
Industrials (0.1%):
Jardine Cycle & Carriage Ltd.	800	18,826
Keppel Corp. Ltd.	5,400	26,137
		44,963
Real Estate (0.0%):(a)
Capitaland Investment Ltd.	7,900	19,091
		190,517

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Spain (0.6%):
Communication Services (0.1%):
Telefonica SA	5,401	$17,867

Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	731	15,243

Energy (0.0%):(a)
Repsol SA	1,076	12,447

Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA	2,964	13,420
Banco Santander SA	5,600	13,156
CaixaBank SA	4,162	13,504
		40,080
Industrials (0.1%):
Aena SME SA (c)(d)	137	14,351
Ferrovial SA	760	17,419
		31,770
Information Technology (0.0%):(a)
Amadeus IT Group SA (c)	290	13,615

Utilities (0.2%):
Acciona SA	85	15,042
Endesa SA	1,138	17,195
Iberdrola SA	1,790	16,807
Naturgy Energy Group SA	584	13,580
Red Electrica Corp. SA	1,156	17,796
		80,420
		211,442
Sweden (0.7%):
Communication Services (0.1%):
Telia Co. AB	7,459	21,539

Consumer Discretionary (0.0%):(a)
Evolution AB (d)	111	8,874
H & M Hennes & Mauritz AB, Class B (b)	1,254	11,697
		20,571
Consumer Staples (0.0%):(a)
Essity AB, Class B	745	14,830

Financials (0.2%):
EQT AB	396	7,822
L E Lundbergforetagen AB, Class B	396	14,438
Skandinaviska Enskilda Banken AB, Class A	1,564	15,059
Svenska Handelsbanken AB, Class A	2,321	19,172
Swedbank AB, Class A	1,226	16,232
		72,723
Industrials (0.2%):
Alfa Laval AB	502	12,600
Assa Abloy AB, Class B	818	15,465
Atlas Copco AB, Class A (c)	1,289	12,179
Epiroc AB, Class A	936	13,514
Nibe Industrier AB, Class B	1,087	9,810
Sandvik AB	901	12,391
Volvo AB, Class B	964	13,739
		89,698
Information Technology (0.1%):
Hexagon AB, Class B	1,473	13,904
Telefonaktiebolaget LM Ericsson, Class B (b)	1,846	10,900
		24,804
Materials (0.1%):
Boliden AB	366	11,435
Svenska Cellulosa AB SCA, Class B	1,078	13,801
		25,236
		269,401

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Switzerland (1.4%):
Communication Services (0.1%):
Swisscom AG, Registered Shares	63	$29,600

Consumer Discretionary (0.1%):
Cie Financiere Richemont SA, Registered Shares	96	9,175
The Swatch Group AG	57	12,971
		22,146
Consumer Staples (0.2%):
Barry Callebaut AG, Registered Shares	13	24,629
Chocoladefabriken Lindt & Spruengli AG	2	19,382
Nestle SA, Registered Shares	226	24,531
		68,542
Financials (0.3%):
Julius Baer Group Ltd.	287	12,655
Partners Group Holding AG	14	11,419
Swiss Life Holding AG	38	16,891
Swiss Re AG	247	18,318
UBS Group AG	851	12,487
Zurich Insurance Group AG	54	21,622
		93,392
Health Care (0.3%):
Alcon, Inc.	260	15,323
Lonza Group AG, Registered Shares	29	14,296
Novartis AG, Registered Shares	336	25,725
Roche Holding AG	70	22,951
Sonova Holding AG	47	10,481
Straumann Holding AG, Class R	99	9,217
Vifor Pharma AG (b)	106	19,218
		117,211
Industrials (0.2%):
ABB Ltd., Registered Shares	624	16,319
Geberit AG, Registered Shares	40	17,334
Kuehne + Nagel International AG, Class R	63	12,900
Schindler Holding AG	103	16,147
SGS SA, Registered Shares	10	21,541
		84,241
Information Technology (0.0%):(a)
Logitech International SA, Class R (b)	267	12,437

Materials (0.2%):
EMS-Chemie Holding AG	24	15,290
Givaudan SA, Registered Shares	6	18,265
Glencore PLC	2,333	12,453
Holcim AG	416	17,281
SIG Group AG	656	13,419
Sika AG, Registered Shares	65	13,224
		89,932
		517,501
United Kingdom (1.7%):
Communication Services (0.2%):
BT Group PLC	9,329	12,637
Informa PLC	2,315	13,417
Vodafone Group PLC	15,633	17,647
WPP PLC	1,586	13,278
		56,979
Consumer Discretionary (0.1%):
Compass Group PLC	789	15,898
Entain PLC	903	10,947
InterContinental Hotels Group PLC	274	13,363
Next PLC	235	12,594
		52,802
Consumer Staples (0.4%):
Associated British Foods PLC	937	13,195
British American Tobacco PLC	538	19,377
Diageo PLC	464	19,670
Haleon PLC (c)	4,051	12,628
Imperial Brands PLC	943	19,527

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Reckitt Benckiser Group PLC	278	$18,545
Tesco PLC	8,679	20,036
Unilever PLC	399	17,678
		140,656
Energy (0.0%):(a)
Shell PLC	531	13,316

Financials (0.3%):
3i Group PLC	1,026	12,518
Barclays PLC	7,126	11,479
HSBC Holdings PLC	2,646	13,803
Legal & General Group PLC	5,263	12,719
Lloyds Banking Group PLC	28,752	13,284
London Stock Exchange Group PLC	185	15,753
NatWest Group PLC	5,363	13,524
Prudential PLC	1,173	11,704
Standard Chartered PLC	1,740	11,009
		115,793
Health Care (0.1%):
GSK PLC	1,248	18,192
Smith & Nephew PLC	1,369	16,054
		34,246
Industrials (0.3%):
Ashtead Group PLC	263	11,996
BAE Systems PLC	2,010	17,721
Bunzl PLC	627	19,318
Ferguson PLC	144	15,117
RELX PLC	856	21,041
Rentokil Initial PLC	2,599	13,853
Spirax-Sarco Engineering PLC	124	14,396
		113,442
Information Technology (0.0%):(a)
Halma PLC	642	14,656

Materials (0.2%):
Anglo American PLC	362	11,054
Antofagasta PLC	865	10,771
Croda International PLC	195	14,032
Evraz PLC (e)(f)(g)(h)	12,158	5,497
Rio Tinto PLC	271	14,811
		56,165
Utilities (0.1%):
National Grid PLC	1,849	19,216
SSE PLC	949	16,182
		35,398
		633,453
United States (0.0%):(a)
Utilities (0.0%):
Brookfield Renewable Corp., Class A	455	14,870
Total Common Stocks (Cost $8,221,053)		7,738,418

Investment Companies (78.7%)
United States (78.7%):
BlackRock Liquidity Funds T-Fund, Institutional Shares, 2.79% (i)	29,418,797	29,418,797
Total Investment Companies (Cost $29,418,797)		29,418,797

Collateral for Securities Loaned (1.0%)^
United States (1.0%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (i)	7,973	7,973

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (i)	5,367	$5,367
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (i)	3,979	3,979
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (i)	181,158	181,158
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (i)	7,944	7,944
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (i)	21,571	21,571
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (i)	142,649	142,649
Total Collateral for Securities Loaned (Cost $370,641)		370,641
Total Investments (Cost $38,010,491) — 100.4%		37,527,856
Liabilities in excess of other assets — (0.4)%		(166,031)
NET ASSETS - 100.00%		$37,361,825

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $174,319 and amounted to 0.5% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(g)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(h)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$75,288

(i)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	12/16/22	$91,864	$83,030	$(8,834)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(8,834)
	Total net unrealized appreciation (depreciation)				$(8,834)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Nasdaq Next 50 ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (15.1%):
Fox Corp., Class A	33,137	$1,016,643
Fox Corp., Class B	26,235	747,698
Liberty Broadband Corp., Class A (a)	2,145	160,017
Liberty Broadband Corp., Class C (a)	14,253	1,051,871
Paramount Global, Class B (b)	65,783	1,252,508
Take-Two Interactive Software, Inc. (a)	18,023	1,964,507
The Trade Desk, Inc., Class A (a)	48,008	2,868,478
Warner Bros Discovery, Inc. (a)	262,419	3,017,819
Yandex NV, Class A (a)(c)(d)(e)(f)	45,921	8,697
ZoomInfo Technologies, Inc. (a)	43,621	1,817,251
		13,905,489
Consumer Discretionary (11.6%):
Expedia Group, Inc. (a)	16,438	1,540,076
LKQ Corp.	29,667	1,398,799
Rivian Automotive, Inc., Class A (a)	98,214	3,232,223
Tractor Supply Co.	12,002	2,230,932
Ulta Beauty, Inc. (a)	5,538	2,221,790
		10,623,820
Consumer Staples (2.3%):
Coca-Cola Europacific Partners PLC	49,389	2,104,959

Electronic Equipment, Instruments & Components (5.7%):
CDW Corp.	14,623	2,282,358
Trimble, Inc. (a)	26,777	1,453,188
Zebra Technologies Corp. (a)	5,600	1,467,256
		5,202,802
Energy (5.0%):
Baker Hughes Co.	109,392	2,292,856
Diamondback Energy, Inc.	18,753	2,258,987
		4,551,843
Health Care (19.7%):
Alnylam Pharmaceuticals, Inc. (a)	12,977	2,597,476
BioMarin Pharmaceutical, Inc. (a)	20,054	1,699,978
BioNTech SE, ADR	9,527	1,285,002
Bio-Techne Corp.	4,240	1,204,160
Hologic, Inc. (a)	26,993	1,741,588
Horizon Therapeutics PLC (a)	24,909	1,541,618
ICON PLC (a)	8,815	1,620,021
Incyte Corp. (a)	24,050	1,602,692
Insulet Corp. (a)	7,504	1,721,418
Royalty Pharma PLC, Class A	47,264	1,899,067
Sanofi, ADR	31,447	1,195,615
		18,108,635
Industrials (6.9%):
CoStar Group, Inc. (a)	42,811	2,981,786
Expeditors International of Washington, Inc.	17,688	1,562,027
J.B. Hunt Transport Services, Inc.	11,224	1,755,658
		6,299,471
IT Services (6.1%):
Akamai Technologies, Inc. (a)	17,187	1,380,460
Jack Henry & Associates, Inc.	7,882	1,436,652
MongoDB, Inc. (a)(b)	7,365	1,462,394
SS&C Technologies Holdings, Inc.	27,574	1,316,659
		5,596,165
Materials (1.5%):
Steel Dynamics, Inc.	19,744	1,400,837

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (16.9%):
Enphase Energy, Inc. (a)	14,266	$3,958,387
Entegris, Inc.	16,106	1,337,120
GLOBALFOUNDRIES, Inc. (a)(b)	58,401	2,823,688
Monolithic Power Systems, Inc.	5,059	1,838,440
ON Semiconductor Corp. (a)	46,842	2,919,662
SolarEdge Technologies, Inc. (a)	6,015	1,392,232
Teradyne, Inc.	16,951	1,273,868
		15,543,397
Software (3.1%):
Check Point Software Technologies Ltd. (a)	13,560	1,518,991
PTC, Inc. (a)	12,700	1,328,420
		2,847,411
Technology Hardware, Storage & Peripherals (4.1%):
NetApp, Inc.	23,502	1,453,599
Seagate Technology Holdings PLC	22,571	1,201,454
Western Digital Corp. (a)	34,003	1,106,798
		3,761,851
Utilities (1.6%):
Alliant Energy Corp.	27,131	1,437,672
Total Common Stocks (Cost $109,241,314)		91,384,352

Collateral for Securities Loaned (3.0%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (g)	59,953	59,953
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (g)	40,353	40,353
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (g)	29,919	29,919
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (g)	1,362,217	1,362,217
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (g)	59,737	59,737
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (g)	162,205	162,205
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (g)	1,072,649	1,072,649
Total Collateral for Securities Loaned (Cost $2,787,033)		2,787,033
Total Investments (Cost $112,028,347) — 102.6%		94,171,385
Liabilities in excess of other assets — (2.6)%		(2,418,260)
NET ASSETS - 100.00%		$91,753,125

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(e)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(f)	The following table details the acquisition date and cost of the Fund’s restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Yandex NV, Class A	9/9/2020	$2,892,222

(g)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	September 30, 2022
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	2	12/16/22	$491,821	$441,420	$(50,401)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(50,401)
	Total net unrealized appreciation (depreciation)				$(50,401)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (16.7%)
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable 4/18/25 @ 100	$500,000	$459,538
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	676,000	608,518
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 4/20/26 @ 100 (a)	500,000	496,544
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 11/15/24 @ 100 (a)	116,000	110,620
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 11/15/24 @ 100 (a)	190,000	181,613
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 11/15/24 @ 100 (a)	250,000	234,907
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	540,000	504,846
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 7/15/23 @ 100 (a)	203,255	201,976
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 10/10/25 @ 100	875,000	821,839
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 2/10/26 @ 100	500,000	441,125
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100 (a)	250,000	225,835
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	500,000	500,571
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 2/15/25 @ 100 (a)	320,000	291,429
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,339,875	1,090,981
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	654,000	547,856
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 1/15/24 @ 100	500,000	477,158
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 7/15/23 @ 100	371,848	369,131
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 6/15/24 @ 100 (a)	500,000	495,951
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (a)	391,000	359,129
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	250,000	244,593
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	250,000	244,614
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (a)	319,000	292,633
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 1/15/24 @ 100 (a)	246,350	242,213
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 3/15/23 @ 100 (a)	250,000	248,424
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	746,945	656,499
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	500,000	441,278
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38 (a)	750,000	645,205
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 10/15/24 @ 100 (a)	500,000	464,064
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 12/15/23 @ 100 (a)	350,000	347,382
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 10/15/24 @ 100 (a)	1,265,000	1,166,010

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 11/15/23 @ 100 (a)	$500,000	$496,386
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 8/15/24 @ 100	321,000	312,406
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	500,000	426,017
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100 (a)	950,000	899,763
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (a)	1,000,000	862,394
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	500,000	474,274
Hpefs Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 1/20/25 @ 100 (a)	1,300,000	1,248,516
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 3/20/25 @ 100 (a)	333,000	303,038
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 1/15/26 @ 100	500,000	441,348
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 11/25/23 @ 100 (a)	152,058	148,309
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/24 @ 100 (a)	129,603	124,691
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 12/15/25 @ 100 (a)	500,000	469,302
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,000,000	927,507
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	312,000	273,583
Master Credit Card Trust, Series 2022-2A, Class B, 2.38%, 7/21/28 (a)	500,000	448,375
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	366,000	305,829
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	677,000	572,858
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	250,000	228,080
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (a)	1,000,000	912,671
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 7/15/25 @ 100 (a)	136,000	122,424
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 8/15/24 @ 100 (a)	76,000	73,524
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 6/15/24 @ 100 (a)	250,000	245,775
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 9/15/24 @ 100 (a)	400,000	400,563
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/24 @ 100 (a)	818,900	803,910
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/24 @ 100 (a)	818,900	803,559
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 7/15/24 @ 100 (a)	465,065	448,946
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/24 @ 100 (a)	496,070	478,239
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	250,000	248,185
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 12/15/23 @ 100	250,000	239,262
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 11/20/25 @ 100 (a)	500,000	425,506
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	220,000	213,195

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Tesla Auto Lease Trust, Series 2019-A, Class E, 5.48%, 5/22/23, Callable 11/20/22 @ 100 (a)	$500,000	$500,826
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100 (a)	200,000	193,885
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (a)	750,000	691,638
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	744,000	651,627
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100 (a)	496,243	464,291
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/23 @ 100 (a)	250,000	240,835
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	453,000	376,899
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	872,686
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100 (a)	1,000,000	823,989
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100	500,000	463,165
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,250,000	1,240,069
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 6/15/24 @ 100 (a)	500,000	469,031
Total Asset-Backed Securities (Cost $37,787,662)		34,779,858

Collateralized Mortgage Obligations (19.6%)
37 Capital CLO I, Series 2021-1A, Class C, 4.76% (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	250,000	218,073
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 4.83% (TSFR3M+250bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	250,000	225,981
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 3.98% (TSFR3M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	500,000	478,417
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 4.27% (TSFR3M+210bps), 7/20/35, Callable 7/20/24 @ 100 (a)(b)	250,000	240,396
AOA Mortgage Trust, Series 2021-1177, Class B, 3.99% (LIBOR01M+117bps), 10/15/38 (a)(b)	250,000	232,997
AOA Mortgage Trust, Series 2021-1177, Class D, 4.64% (LIBOR01M+182bps), 10/15/38 (a)(b)	300,000	279,491
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.40%, 2/15/55, Callable 2/15/32 @ 100 (a)(c)	500,000	426,459
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a)(c)	500,000	468,297
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 4.16% (LIBOR03M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	750,000	695,602
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2A, 5.94% (TSFR3M+305bps), 7/15/34, Callable 7/15/23 @ 100 (a)(b)	250,000	244,843
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	750,000	696,174
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	750,000	678,941
BBCMS Mortgage Trust, Series 2020-BID, Class B, 5.36% (LIBOR01M+254bps), 10/15/37 (a)(b)	500,000	488,874
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	135,135	124,444
BBCMS Mortgage Trust, Series 2020-BID, Class C, 6.46% (LIBOR01M+364bps), 10/15/37 (a)(b)	300,000	293,291
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.81%, 7/15/55, Callable 6/15/32 @ 100 (c)(d)	10,001,000	507,299

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100	$1,000,000	$764,849
BPR Trust, Series 2022-STAR, Class A, 6.08% (TSFR1M+323bps), 8/15/24 (a)(b)	211,364	209,207
BPR Trust, Series 2021-TY, Class D, 5.17% (LIBOR01M+235bps), 9/15/38 (a)(b)	500,000	476,458
BPR Trust, Series 2021-TY, Class A, 3.87% (LIBOR01M+105bps), 9/15/38 (a)(b)	500,000	475,132
BPR Trust, Series 2022-OANA, Class D, 6.54% (TSFR1M+370bps), 4/15/37 (a)(b)	500,000	484,219
BPR Trust, Series 2022-OANA, Class A, 4.74% (TSFR1M+190bps), 4/15/37 (a)(b)	1,000,000	993,133
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.66%, 3/9/44 (a)(c)	500,000	402,536
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 4.22% (LIBOR01M+140bps), 6/15/38 (a)(b)	248,120	232,790
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 7.18% (TSFR1M+434bps), 6/15/27 (a)(b)	500,000	495,251
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 6.73% (TSFR1M+389bps), 6/15/27 (a)(b)	1,000,000	989,270
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.27% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,215,500	1,188,798
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 3.77% (LIBOR01M+85bps), 9/15/36 (a)(b)	250,000	239,390
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 3.82% (LIBOR01M+100bps), 10/15/38 (a)(b)	233,366	221,205
BX Mortgage Trust, Series 2021-PAC, Class B, 3.72% (LIBOR01M+90bps), 10/15/36 (a)(b)	250,000	235,313
BX Trust, Series 2021-ARIA, Class D, 4.71% (LIBOR01M+190bps), 10/15/36 (a)(b)	250,000	237,237
BX Trust, Series 2021-RISE, Class B, 4.07% (LIBOR01M+125bps), 11/15/36 (a)(b)	500,000	475,938
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44 (a)(c)	250,000	174,551
BXP Trust, Series 2021-601L, Class D, 2.87%, 1/15/44 (a)(c)	1,250,000	842,142
BXP Trust, Series 2021-601L, Class B, 2.87%, 1/15/44 (a)(c)	500,000	391,481
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (a)	1,000,000	795,787
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.90%, 1/10/36 (a)(c)	615,000	590,495
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 4.41% (LIBOR03M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	500,000	463,688
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @ 100 (a)	250,000	226,671
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	825,000	647,228
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,000,000	945,683
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 6.73% (TSFR3M+400bps), 8/15/34, Callable 8/15/23 @ 100 (a)(b)	250,000	243,247
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 4.21% (LIBOR03M+170bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	500,000	468,840
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 4.73% (LIBOR03M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a)(b)	750,000	705,198
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 5.51% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	500,000	454,372
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 4.45% (TSFR1M+161bps), 8/15/36 (a)(b)	1,000,000	968,899
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (a)(c)	200,000	179,852

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (a)(c)	$350,000	$320,795
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	250,000	231,339
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (a)	1,200,000	1,035,383
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 3.04%, 12/10/41 (a)(c)	1,000,000	847,162
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.95%, 3/15/32 (a)(c)	750,000	600,335
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 5.74% (TSFR1M+349bps), 10/15/39 (a)(b)	100,000	100,418
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 3/15/23 @ 100 (c)	449,000	444,166
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 7/15/23 @ 100 (c)	338,000	333,718
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 3.77% (LIBOR01M+95bps), 5/15/36 (a)(b)	250,000	246,382
LCM Ltd., Series 36A, Class A2, 3.91% (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a)(b)	750,000	698,263
Life Mortgage Trust, Series 2022-BMR2, Class C, 4.94% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100 (a)(b)	250,000	241,347
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	500,000	425,164
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 3.62% (LIBOR01M+80bps), 4/15/38 (a)(b)	250,000	241,885
MHC Commercial Mortgage Trust, Series MHC, Class D, 4.42% (LIBOR01M+160bps), 4/15/38 (a)(b)	500,000	473,530
MHP, Series 2022-MHIL, Class D, 4.46% (SOFR30A+161bps), 1/15/27 (a)(b)	485,829	456,771
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 5.42% (LIBOR01M+260bps), 11/15/34 (a)(b)	500,000	496,630
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.90%, 11/9/43, Callable 5/9/31 @ 100 (a)	750,000	539,049
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43, Callable 5/9/31 @ 100 (a)	500,000	370,712
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 5.24% (TSFR1M+239bps), 3/15/39 (a)(b)	250,000	239,502
Oaktree CLO Ltd., Series 2022-2A, Class B, 5.57% (TSFR3M+275bps), 7/15/33, Callable 1/15/24 @ 100 (a)(b)	500,000	487,586
Oaktree CLO Ltd., Series 2022-1A, Class B, 3.06% (TSFR3M+195bps), 5/15/33, Callable 11/15/23 @ 100 (a)(b)	333,000	317,886
Oaktree CLO Ltd., Series 2022-3A, Class B1, 5.92% (TSFR3M+310bps), 7/15/35, Callable 7/15/24 @ 100 (a)(b)	250,000	246,159
Oaktree CLO Ltd., Series 2022-3A, Class C, 6.97% (TSFR3M+415bps), 7/15/35, Callable 7/15/24 @ 100 (a)(b)	250,000	245,264
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 4.31% (LIBOR03M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	500,000	466,578
Palmer Square Loan Funding Ltd., Series 2022-5A, Class C, 6.43% (TSFR3M+391bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	250,000	236,930
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	500,000	401,727
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	500,000	380,442
SMRT, Series 2022-MINI, Class E, 5.55% (SOFR30A+270bps), 1/15/39 (a)(b)	250,000	231,308
Sound Point CLO XXXII Ltd., Series 2021-4A, Class B1, 4.53% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(b)	500,000	463,850
SREIT Trust, Series 2021-MFP2, Class B, 3.99% (LIBOR01M+117bps), 11/15/36 (a)(b)	500,000	474,977
SREIT Trust, Series 2021-MFP2, Class D, 4.39% (LIBOR01M+157bps), 11/15/36 (a)(b)	760,000	721,623

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Stratus CLO Ltd., Series 2022-1A, Class B, 4.63% (TSFR3M+235bps), 7/20/30, Callable 7/20/23 @ 100 (a)(b)	$250,000	$244,346
Stratus CLO Ltd., Series 2022-2A, Class C, 6.33% (TSFR3M+400bps), 7/20/30, Callable 7/20/23 @ 100 (a)(b)	250,000	243,362
Stratus CLO Ltd., Series 2021-3A, Class B, 4.26% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	205,000	194,029
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @ 100 (a)(c)	363,636	272,857
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 4.89% (LIBOR03M+215bps), 4/18/33, Callable 10/18/22 @ 100 (a)(b)	500,000	460,856
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 4.16% (LIBOR03M+165bps), 1/15/34, Callable 1/15/23 @ 100 (a)(b)	500,000	472,070
TRESTLES CLO III Ltd., Series 2020-3A, Class C, 4.96% (LIBOR03M+225bps), 1/20/33, Callable 10/20/22 @ 100 (a)(b)	500,000	459,507
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 4.53% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(b)	500,000	458,823
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 5.21% (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a)(b)	750,000	660,684
TSTAT Ltd., Series 2022-1A, Class A2, 5.50% (TSFR3M+295bps), 7/20/31, Callable 10/20/23 @ 100 (a)(b)	250,000	244,009
TTAN, Series 2021-MHC, Class C, 4.17% (LIBOR01M+140bps), 3/15/38 (a)(b)	697,779	662,149
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100 (a)	475,000	420,645
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 4.27% (LIBOR01M+145bps), 2/15/40 (a)(b)	227,255	216,296
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 4.62% (LIBOR01M+180bps), 2/15/40 (a)(b)	227,255	210,169
Total Collateralized Mortgage Obligations (Cost $44,915,513)		40,755,122

Senior Secured Loans (4.4%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 7.46% (LIBOR03M+475bps), 4/20/28 (b)	250,000	241,750
Bausch & Lomb, Inc., Initial Term Loans, First Lien, 6.00% (SOFR01M+325bps), 5/10/27 (b)	498,750	463,059
CDK Global, Inc., Initial Term Loan, First Lien, 6.61% (SOFR03M+450bps), 7/6/29 (b)	250,000	240,370
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 6.46% (LIBOR03M+375bps), 10/20/27 (b)	500,000	500,390
Directv Financing LLC, Closing Date Term Loans, First Lien, 7.52% (LIBOR01M+500bps), 8/2/27 (b)	410,000	380,943
Great Outdoors Group LLC, Term B1, First Lien, 6.27% (LIBOR01M+375bps), 3/5/28 (b)	495,000	456,143
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 5.98% (LIBOR03M+325bps), 4/25/25 (b)	494,962	476,094
IRB Holding Corp., Term Loan B, First Lien (SOFR01M+300bps), 12/15/27 (b)(e)	743,696	695,356
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 8.78% (LIBOR03M+525bps), 6/20/27 (b)	950,000	952,204
Oculus Acquisition Corp., Initial Term Loan, First Lien, 6.25% (SOFR01M+350bps), 11/8/27 (b)	249,367	237,121
OEG Borrower, LLC, Initial Term Loans, First Lien, 8.44% (SOFR03M+500bps), 6/18/29 (b)	500,000	475,000
Reynolds Consumer Products. Inc., Initial Term Loan, First Lien, 4.27% (LIBOR01M+175bps), 2/4/27 (b)	495,646	476,360
Scientific Games International, Inc., Initial Term B Loans, First Lien, 5.91% (SOFR01M+300bps), 4/16/29 (b)	748,125	725,307

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 7.01% (LIBOR03M+450bps), 1/15/27 (b)	$495,000	$477,675
UKG, Inc., Incremental Term Loans, First Lien, 5.54% (LIBOR03M+325bps), 5/3/26 (b)	246,253	233,736
Walker & Dunlop, Inc., Term Loan B, First Lien, 4.81% (SOFR01M+225bps), 12/16/28 (b)	990,006	960,306
Whatabrands LLC, Initial Term B Loans, First Lien, 5.77% (LIBOR01M+325bps), 8/3/28 (b)	1,241,869	1,146,556
Total Senior Secured Loans (Cost $9,548,528)		9,138,370

Corporate Bonds (33.3%)
Communication Services (1.9%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	250,000	216,428
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	500,000	413,085
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100	250,000	156,155
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69(a)	250,000	176,213
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	250,000	187,550
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	232,000	184,375
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	156,000	142,422
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	750,000	632,940
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100	750,000	598,762
2.88%, 11/20/50, Callable 5/20/50 @ 100	250,000	153,598
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	1,000,000	823,359
5.05%, 3/15/42, Callable 9/15/41 @ 100 (a)	250,000	187,123
		3,872,010
Consumer Discretionary (4.4%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	250,000	197,700
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	250,000	176,625
3.85%, 3/1/32, Callable 12/1/31 @ 100	750,000	596,183
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(a)	250,000	191,783
Carnival Corp.
9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	500,000	489,999
10.50%, 6/1/30, Callable 6/1/25 @ 105.25 (a)	250,000	200,060
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	500,000	392,295
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102(a)	100,000	80,742
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	250,000	202,245
3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a)	500,000	383,400
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	700,000	430,458
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a)	500,000	401,250
Marriott International, Inc.
3.50%, 10/15/32, Callable 7/15/32 @ 100	500,000	402,240
2.75%, 10/15/33, Callable 7/15/33 @ 100	250,000	181,110
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	173,000	138,871
Newell Brands, Inc., 6.63%, 9/15/29, Callable 6/15/29 @ 100	273,000	266,975
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	250,000	171,758
PulteGroup, Inc., 6.00%, 2/15/35	750,000	676,402
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	500,000	357,925
Royal Caribbean Cruises, Ltd., 8.25%, 1/15/29, Callable 4/1/25 @ 104.13(a)	500,000	486,683
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	1,000,000	779,179
Sonic Automotive, Inc., 4.88%, 11/15/31, Callable 11/15/26 @ 102.44(a)	250,000	189,460
Sotheby's, 7.38%, 10/15/27, Callable 10/24/22 @ 103.69(a)	500,000	459,305
The Gap, Inc., 3.63%, 10/1/29, Callable 10/1/24 @ 101.81(a)	250,000	164,065
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	670,000	544,074

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	$750,000	$561,930
		9,122,717
Consumer Staples (1.3%):
7-Eleven, Inc., 2.80%, 2/10/51, Callable 8/2/50 @ 100(a)	1,350,000	785,632
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	570,833
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	250,000	195,660
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(a)	250,000	184,965
Kraft Heinz Foods Co., 5.00%, 6/4/42	500,000	434,280
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	333,000	260,190
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	250,000	161,368
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	250,000	178,830
		2,771,758
Energy (1.0%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	250,000	201,458
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	267,000	246,465
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100	500,000	419,560
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	500,000	446,075
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	250,000	209,540
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/14/22 @ 102.69(a)	500,000	462,790
		1,985,888
Financials (8.8%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	500,000	446,505
Ares Finance Co. IV LLC, 3.65%, 2/1/52, Callable 8/1/51 @ 100(a)	500,000	312,235
Bank of America Corp., 3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100(b)	750,000	606,052
Blackstone Holdings Finance Co. LLC, 1.60%, 3/30/31, Callable 12/30/30 @ 100(a)	500,000	367,955
Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100(a)	750,000	622,313
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	1,250,000	889,824
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	250,000	214,990
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	500,000	365,265
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	500,000	483,205
F&G Global Funding, 2.00%, 9/20/28(a)	500,000	399,180
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	500,000	448,135
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(b)	217,000	193,232
Global Atlantic Fin Co.
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	750,000	637,147
3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	183,185
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	450,000	375,827
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b)	1,000,000	705,359
JPMorgan Chase & Co.
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	750,000	596,100
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (b)	250,000	236,208
KeyCorp., 4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b)	189,000	173,944
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a)	250,000	290,293
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	500,000	393,405
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	250,000	183,835
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	600,000	429,942
New York Life Global Funding, 1.85%, 8/1/31(a)	1,600,000	1,233,967
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	500,000	471,415

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	$375,000	$329,768
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	152,000	149,798
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(f)	250,000	245,958
State Street Corp., 4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(b)	750,000	678,142
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	250,000	238,903
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	500,000	430,840
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b)(f)	250,000	193,103
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b)(f)	250,000	240,083
The Charles Schwab Corp., 5.37% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(f)	1,500,000	1,465,139
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(b)	750,000	744,862
The PNC Financial Services Group, Inc.
2.31% (SOFR+98bps), 4/23/32, Callable 4/23/31 @ 100 (b)	250,000	196,950
4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	500,000	447,695
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(f)	500,000	448,430
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (b)(f)	500,000	478,405
United Financial Bancorp, Inc., 5.75%, 10/1/24	300,000	292,287
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	500,000	411,345
		18,251,226
Health Care (3.0%):
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	350,000	220,945
Baxter International, Inc.
2.27%, 12/1/28, Callable 10/1/28 @ 100	250,000	206,598
2.54%, 2/1/32, Callable 11/1/31 @ 100	250,000	194,470
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	660,000	521,690
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	500,000	420,420
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,000,000	757,459
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	250,000	168,113
CVS Health Corp., 1.88%, 2/28/31, Callable 11/28/30 @ 100	1,000,000	761,629
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	775,600
HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	500,000	413,165
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(a)	250,000	211,185
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	382,780
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a)	209,000	162,370
Royalty Pharma PLC, 2.15%, 9/2/31, Callable 6/2/31 @ 100	250,000	184,530
Tenet Healthcare Corp.
4.25%, 6/1/29, Callable 6/1/24 @ 102.13 (a)	250,000	206,933
4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (a)	50,000	41,702
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	893,000	630,333
		6,259,922
Industrials (3.7%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	500,000	370,594
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	500,000	376,925
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63(a)	500,000	471,920
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	250,000	218,178
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	250,000	182,618
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	250,000	231,700
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	250,000	197,763
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28	131,085	109,716
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	500,000	465,889
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	402,000	294,875
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	705,350
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,187,500	1,163,096
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	250,000	238,438
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100	250,000	200,543

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	$800,000	$805,392
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100	250,000	207,260
5.81%, 5/1/50, Callable 11/1/49 @ 100	1,000,000	870,200
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	500,000	434,745
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	250,000	203,518
		7,748,720
Information Technology (3.0%):
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	250,000	197,793
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	350,000	272,395
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	500,000	358,110
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	250,000	191,810
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100	500,000	470,955
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	500,000	383,135
4.15%, 8/15/49, Callable 2/15/49 @ 100	750,000	518,003
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	250,000	181,808
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100	1,250,000	822,137
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100	500,000	374,345
3.60%, 4/1/50, Callable 10/1/49 @ 100	1,250,000	782,074
Seagate HDD Cayman, 3.38%, 7/15/31, Callable 1/15/26 @ 101.69	530,000	370,777
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	500,000	397,670
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	250,000	201,945
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	500,000	365,030
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	200,000	136,552
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	250,000	217,480
		6,242,019
Materials (1.9%):
Albemarle Corp., 5.05%, 6/1/32, Callable 3/1/32 @ 100	250,000	232,015
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,000,000	784,880
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	507,000	414,944
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	369,530
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	128,000	119,508
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	881,000	642,874
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	500,000	344,070
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	355,000	270,347
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100	500,000	428,345
4.50%, 6/15/47, Callable 12/15/46 @ 100	545,000	442,818
		4,049,331
Real Estate (3.4%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	1,500,000	1,055,924
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100	1,100,000	779,415
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	190,165
Crown Castle International Corp., 2.90%, 4/1/41, Callable 10/1/40 @ 100	750,000	489,653
Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	250,000	212,273
GLP Capital LP / GLP Financing II, Inc.
4.00%, 1/15/30, Callable 10/15/29 @ 100	250,000	207,803
3.25%, 1/15/32, Callable 10/15/31 @ 100	483,000	362,395
Healthpeak Properties, Inc.
2.13%, 12/1/28, Callable 10/1/28 @ 100	500,000	411,010
2.88%, 1/15/31, Callable 10/15/30 @ 100	250,000	203,990
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	399,405

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	$500,000	$352,855
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a)	400,000	332,856
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88(a)	250,000	213,443
SBA Tower Trust, 2.59%, 10/15/31(a)	500,000	390,205
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	752,270
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	914,000	762,942
		7,116,604
Utilities (0.9%):
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	250,000	195,743
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	500,000	381,375
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	750,000	573,405
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	750,000	650,490
		1,801,013
Total Corporate Bonds (Cost $81,950,732)		69,221,208

Yankee Dollars (6.2%)
Communication Services (0.7%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,250,000	1,017,987
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	250,000	215,518
		1,233,505
Consumer Discretionary (0.2%):
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100(a)	500,000	351,490

Consumer Staples (0.2%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	500,000	388,245

Energy (0.2%):
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(f)	500,000	459,540

Financials (3.0%):
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	500,000	376,755
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100(b)	750,000	555,494
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	250,000	187,305
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	600,000	475,554
Credit Suisse Group AG
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	500,000	351,555
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	685,000	616,897
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	1,500,000	988,215
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	350,000	205,671
Lloyds Banking Group PLC, 3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100(b)	500,000	450,430
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	500,000	368,620
Mizuho Financial Group, Inc., 2.56%, 9/13/31	500,000	369,375
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	500,000	375,420
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a)(b)	500,000	313,965
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(b)	750,000	551,775
		6,187,031

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Health Care (0.3%):
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	$250,000	$187,748
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	650,000	509,574
		697,322
Industrials (0.4%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	448,385
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a)	500,000	440,150
		888,535
Information Technology (0.3%):
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	500,000	373,930
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a)	250,000	189,593
		563,523
Real Estate (0.7%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	1,992,000	1,551,369

Utilities (0.2%):
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100(a)(b)	500,000	498,130
Total Yankee Dollars (Cost $15,984,404)		12,818,690

Municipal Bonds (0.9%)
Alabama (0.1%):
Homewood Educational Building Authority Revenue, 2.25%, 12/1/29	250,000	201,911

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	145,000	130,991

Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31	250,000	193,172

New York (0.1%):
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29	250,000	229,322

South Carolina (0.1%):
County of Charleston SC Revenue, 1.92%, 12/1/29	250,000	204,130

Texas (0.2%):
Central Texas Regional Mobility Authority Revenue, 1.34%, 1/1/25	250,000	231,803
Dallas Fort Worth International Airport Revenue, 2.44%, 11/1/32, Continuously Callable @100	350,000	277,002
		508,805
Washington (0.2%):
Port of Seattle WA Revenue, 3.91%, 8/1/30	500,000	467,583
Total Municipal Bonds (Cost $2,243,358)		1,935,914

U.S. Government Agency Mortgages (2.3%)
Federal National Mortgage Association
4.00%, 5/1/52 - 9/1/52	2,198,596	2,039,115
4.50%, 6/1/52 - 9/1/52	1,961,349	1,867,759
5.50%, 6/1/52	490,204	488,416
6.00%, 7/1/52	483,525	490,354
		4,885,644
Total U.S. Government Agency Mortgages (Cost $5,199,634)		4,885,644

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (16.2%)
U.S. Treasury Bonds
1.38%, 11/15/40	$2,500,000	$1,615,625
1.75%, 8/15/41	14,650,000	10,014,647
3.38%, 8/15/42	1,250,000	1,132,422
1.25%, 5/15/50	1,000,000	559,219
2.00%, 8/15/51	1,200,000	819,188
U.S. Treasury Notes
1.25%, 9/30/28	50,000	42,566
2.38%, 3/31/29	9,400,000	8,514,344
0.63%, 8/15/30	1,500,000	1,175,391
1.25%, 8/15/31	4,500,000	3,637,969
1.88%, 2/15/32	7,250,000	6,146,641
Total U.S. Treasury Obligations (Cost $38,190,259)		33,658,012
Total Investments (Cost $235,820,090) — 99.6%		207,192,818
Other assets in excess of liabilities — 0.4%		931,623
NET ASSETS - 100.00%		$208,124,441

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $99,915,171 and amounted to 48.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2022.
(d)	Security is interest only.
(e)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

bps—Basis points
CLO - Collateralized Loan Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of September 30, 2022.
SOFR03M—3 Month SOFR, rate disclosed as of September 30, 2022.
TSFR1M—1 month Term SOFR, rate disclosed as of September 30, 2022. TSFR3M—3 month Term SOFR, rate disclosed as of September 30, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of September 30, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	50	12/20/22	$5,724,195	$5,603,125	$(121,070)
30-Year U.S. Treasury Bond Futures	30	12/20/22	3,950,079	3,792,188	(157,891)
					$(278,961)

	Total unrealized appreciation				$–
	Total unrealized depreciation				$(278,961)
	Total net unrealized appreciation (depreciation)				$(278,961)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares ESG Corporate Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (78.1%)
Communication Services (7.7%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100	$2,000,000	$1,333,020
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	619,628
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(a)	1,000,000	624,620
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	439,040
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	78,000	71,211
Paramount Global, 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	888,110
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a)	500,000	403,870
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,188,284
2.25%, 11/15/31, Callable 8/15/31 @ 100	500,000	377,955
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100	1,000,000	749,940
2.88%, 11/20/50, Callable 5/20/50 @ 100	1,000,000	614,390
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a)	389,000	291,163
		7,601,231
Consumer Discretionary (6.5%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	250,000	199,793
Amazon.com, Inc., 2.88%, 5/12/41, Callable 11/12/40 @ 100	500,000	364,705
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100	500,000	397,455
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a)	500,000	438,910
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	500,000	435,675
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	167,000	129,575
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	500,000	462,370
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	250,000	153,735
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	1,000,000	641,160
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100	500,000	402,240
Newell Brands, Inc., 6.38%, 9/15/27, Callable 6/15/27 @ 100	250,000	247,928
PulteGroup, Inc., 6.00%, 2/15/35	500,000	450,935
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	500,000	389,590
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	600,000	353,412
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	500,000	374,620
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	411,515
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	500,000	460,395
		6,314,013
Consumer Staples (3.8%):
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	669,180
3.75%, 7/15/42	750,000	570,833
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	500,000	392,790
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	250,000	196,630
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	750,000	586,980
Keurig Dr Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100	250,000	228,307
4.50%, 4/15/52, Callable 10/15/51 @ 100	75,000	59,324
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	500,000	372,105
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	500,000	390,675
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	250,000	178,830
		3,645,654
Energy (0.6%):
Energy Transfer, LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(c)	250,000	213,615
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	500,000	419,080
		632,695

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Financials (21.5%):
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b)	$500,000	$467,730
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	500,000	387,865
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	184,633
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)(c)	500,000	404,895
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	1,500,000	1,330,575
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)	2,000,000	1,558,480
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	250,000	191,403
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	250,000	177,965
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	500,000	483,205
F&G Global Funding, 2.00%, 9/20/28(a)	250,000	199,590
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	750,000	672,202
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	500,000	357,560
GA Global Funding Trust, 1.63%, 1/15/26(a)	500,000	438,660
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a)	250,000	183,185
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b)	500,000	352,680
JPMorgan Chase & Co.
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)(c)	500,000	434,945
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (b)	500,000	443,100
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	250,000	198,700
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	2,500,000	1,849,599
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (b)	1,000,000	654,470
KeyBank NA, 3.90%, 4/13/29	500,000	440,290
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(a)	500,000	394,950
MetLife, Inc., 4.13%, 8/13/42	500,000	408,380
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100 (b)	2,500,000	2,159,849
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	500,000	367,670
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	250,000	179,143
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100 (b)	1,000,000	602,890
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	455,460
New York Life Global Funding, 1.85%, 8/1/31(a)	500,000	385,615
OWL Rock Core Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(a)	375,000	329,768
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	500,000	382,105
Regions Bank, 6.45%, 6/26/37	1,000,000	1,027,259
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	250,000	192,740
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100(b)	500,000	460,670
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	500,000	412,745
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(c)	500,000	448,430
1.89% (SOFR+63bps), 6/7/29, Callable 6/7/28 @ 100, MTN (b)	1,000,000	818,660
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	250,000	173,445
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	455,595
		21,067,106
Health Care (6.6%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	401,210
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100	500,000	412,175
4.20%, 2/22/52, Callable 8/22/51 @ 100	250,000	196,528
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)	250,000	194,470
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	250,000	227,015
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	250,000	197,610
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100	500,000	309,030
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	500,000	460,360
CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30 @ 100	2,000,000	1,531,240
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	775,600

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	$500,000	$356,820
HCA, Inc., 4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	94,000	70,390
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	382,780
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	500,000	387,995
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	500,000	420,520
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	191,000	134,819
		6,458,562
Industrials (8.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	750,000	555,892
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	250,000	188,463
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a)	500,000	463,400
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100	500,000	483,940
3.90%, 8/1/46, Callable 2/1/46 @ 100	500,000	399,335
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	500,000	408,210
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	750,000	541,575
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28(a)	350,000	285,779
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	250,000	232,945
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	250,000	183,380
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	250,000	208,248
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	750,000	529,013
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	399,570
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	420,270
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	500,000	351,895
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	500,000	476,875
Quanta Services, Inc.
2.90%, 10/1/30, Callable 7/1/30 @ 100	500,000	402,635
2.35%, 1/15/32, Callable 10/15/31 @ 100	250,000	184,185
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	500,000	444,980
The Boeing Co., 3.63%, 2/1/31, Callable 11/1/30 @ 100	750,000	621,780
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	500,000	434,745
		8,217,115
Information Technology (7.7%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	750,000	583,702
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	1,000,000	716,220
Dell, Inc., 5.40%, 9/10/40	500,000	402,505
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100	250,000	231,765
HP, Inc., 4.00%, 4/15/29, Callable 2/15/29 @ 100	500,000	439,775
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	500,000	394,725
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	500,000	363,615
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	436,980
2.53%, 6/1/50, Callable 12/1/49 @ 100	250,000	164,428
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	876,969
2.95%, 4/1/30, Callable 1/1/30 @ 100	500,000	403,500
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	156,415
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	1,000,000	748,800
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,000,000	795,340
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	500,000	365,030
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	100,000	68,276
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	500,000	448,430
		7,596,475
Materials (4.1%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	500,000	478,210
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	338,000	276,629
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	369,530
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	500,000	464,145
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	128,000	119,508
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	250,000	182,428
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100	250,000	159,665

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	$500,000	$388,530
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	750,000	472,448
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500,000	380,770
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	1,000,000	774,270
		4,066,133
Real Estate (4.8%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	1,000,000	736,549
American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	500,000	400,490
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	500,000	369,275
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	190,165
Crown Castle International Corp.
2.25%, 1/15/31, Callable 10/15/30 @ 100	250,000	190,823
2.90%, 4/1/41, Callable 10/1/40 @ 100	250,000	163,218
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	500,000	459,020
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	779,219
GLP Capital LP / GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	117,000	87,785
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	399,405
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	500,000	349,700
Physicians Realty LP
4.30%, 3/15/27, Callable 12/15/26 @ 100	250,000	233,738
2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	190,045
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	250,000	188,068
		4,737,500
Utilities (6.5%):
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	500,000	337,940
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	215,435
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	378,295
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	250,000	206,928
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	794,009
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	250,000	190,688
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	500,000	382,270
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100	250,000	176,763
2.88%, 12/4/51, Callable 6/4/51 @ 100	500,000	329,655
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	500,000	454,590
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100	500,000	317,325
NextEra Energy Capital Holdings, Inc.
3.01% (SOFR+40bps), 11/3/23, Callable 11/14/22 @ 100 (b)	250,000	247,670
2.44%, 1/15/32, Callable 10/15/31 @ 100	500,000	388,614
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100(a)	312,000	244,449
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	500,000	390,689
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	500,000	336,195
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	250,000	160,023
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100	500,000	387,105
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	250,000	161,380
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	389,405
		6,489,428
Total Corporate Bonds (Cost $97,465,184)		76,825,912

Yankee Dollars (15.8%)
Communication Services (0.4%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	500,000	407,195

Consumer Discretionary (0.4%):
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	500,000	469,165

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a)	$500,000	$410,515
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	250,000	194,123
		604,638
Energy (1.5%):
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)(c)	500,000	459,540
4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)(c)	250,000	215,888
Shell International Finance BV
2.75%, 4/6/30, Callable 1/6/30 @ 100	500,000	427,455
2.88%, 11/26/41, Callable 5/26/41 @ 100	500,000	350,740
		1,453,623
Financials (9.7%):
Bank of New Zealand, 2.87%, 1/27/32(a)	250,000	204,855
Barclays PLC, 4.95%, 1/10/47	1,000,000	774,400
BNP Paribas SA, 4.38%, 5/12/26(a)	500,000	474,139
BPCE SA, 3.25%, 1/11/28(a)	250,000	220,243
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	500,000	396,295
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32(a)	239,583	274,336
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)	500,000	376,990
Credit Agricole SA, 3.25%, 10/4/24(a)	500,000	478,270
Credit Suisse Group AG
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	500,000	351,555
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	435,000	391,752
Deutsche Bank AG
6.12% (SOFR+319bps), 7/14/26, Callable 7/14/25 @ 100 (b)	250,000	242,933
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	500,000	398,270
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b)	1,000,000	777,030
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	250,000	146,908
Lloyds Banking Group PLC, 1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(b)	1,000,000	850,259
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	500,000	368,620
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(b)	1,000,000	840,780
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100(a)(b)	500,000	422,185
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	250,000	205,823
The Bank of Nova Scotia, 4.50%, 12/16/25	500,000	482,700
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b)	500,000	458,205
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100(b)	500,000	456,665
		9,593,213
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	152,000	133,413
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	500,000	375,495
		508,908
Industrials (1.6%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	448,385
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	500,000	407,750
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	250,000	220,075
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27(a)	500,000	465,805
		1,542,015
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.40%, 6/1/27, Callable 5/1/27 @ 100	167,000	157,645

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Materials (0.5%):
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(a)	$500,000	$454,090

Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	504,000	392,515
Total Yankee Dollars (Cost $19,384,891)		15,583,007

Commercial Papers (5.1%) (d)
Alliant Energy, 3.32%, 10/3/22 (a)	400,000	399,890
Amphenol Corp., 3.29%, 10/7/22 (a)	900,000	899,424
Arizona Public Service, 3.16%, 10/3/22 (a)	925,000	924,756
Enterprise Products Oper, 3.33%, 10/4/22 (a)	950,000	949,649
Hannover Funding Co. LLC, 2.27%, 10/3/22 (a)	950,000	949,745
Union Electric Co., 3.32%, 10/3/22 (a)	467,000	466,871
Vw Credit, Inc., 2.55%, 10/4/22 (a)	450,000	449,834
Total Commercial Papers (Cost $5,040,583)		5,040,169
Total Investments (Cost $121,890,658) — 99.0%		97,449,088
Other assets in excess of liabilities — 1.0%		1,016,677
NET ASSETS - 100.00%		$98,465,765

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $22,677,672 and amounted to 23.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	Rate represents the effective yield at September 30, 2022.

bps—Basis points
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
LIBOR—London Interbank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of September 30, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of September 30, 2022.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares THB Mid Cap ESG ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Aerospace & Defense (4.3%):
HEICO Corp.	597	$85,956

Air Freight & Logistics (2.2%):
GXO Logistics, Inc. (a)	1,273	44,631

Commercial Services & Supplies (10.2%):
Cintas Corp.	192	74,532
Copart, Inc. (a)	640	68,096
Rollins, Inc.	1,744	60,482
		203,110
Consumer Discretionary (9.6%):
LKQ Corp.	1,176	55,448
NVR, Inc. (a)	17	67,780
Pool Corp.	215	68,416
		191,644
Consumer Staples (3.5%):
Darling Ingredients, Inc. (a)	1,059	70,053

Electrical Equipment (2.4%):
Generac Holdings, Inc. (a)	276	49,167

Health Care (17.1%):
Chemed Corp.	158	68,977
Hologic, Inc. (a)	1,151	74,263
Laboratory Corp. of America Holdings	304	62,262
STERIS PLC	356	59,196
Waters Corp. (a)	296	79,781
		344,479
Industrial Conglomerates (3.7%):
Carlisle Cos., Inc.	266	74,589

Information Technology (16.6%):
Amphenol Corp., Class A	1,400	93,743
Cadence Design Systems, Inc. (a)	534	87,272
Keysight Technologies, Inc. (a)	372	58,537
Teledyne Technologies, Inc. (a)	148	49,946
Zebra Technologies Corp. (a)	166	43,494
		332,992
Machinery (10.0%):
Graco, Inc.	1,068	64,027
Parker-Hannifin Corp.	276	66,878
The Toro Co.	812	70,221
		201,126
Materials (2.0%):
Crown Holdings, Inc.	500	40,515

Professional Services (7.4%):
CACI International, Inc., Class A (a)	257	67,092
Verisk Analytics, Inc.	484	82,537
		149,629
Road & Rail (7.0%):
J.B. Hunt Transport Services, Inc.	512	80,087
Old Dominion Freight Line, Inc.	240	59,705
		139,792

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares THB Mid Cap ESG ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Trading Companies & Distributors (3.4%):
Fastenal Co.	1,500	$69,060
Total Common Stocks (Cost $2,332,712)		1,996,743
Total Investments (Cost $2,332,712) — 99.4%		1,996,743
Other assets in excess of liabilities — 0.6%		12,645
NET ASSETS - 100.00%		$2,009,388

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (27.0%)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 11/18/24 @ 100	$1,000,000	$914,911
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	541,000	486,995
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 6/20/25 @ 100 (a)	535,913	510,979
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/24 @ 100 (a)	1,000,000	981,993
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 11/15/24 @ 100 (a)	762,000	728,362
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 6/15/24 @ 100 (a)	980,374	953,089
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 3/20/23 @ 100 (a)	1,000,000	996,498
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 9/20/23 @ 100 (a)	1,000,000	988,406
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/24, Callable 1/19/23 @ 100 (a)	860,000	856,688
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 10/19/23 @ 100 (a)	1,156,000	1,123,710
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 1/19/23 @ 100 (a)	1,000,000	997,651
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 3/15/24 @ 100	826,901	805,576
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 6/15/24 @ 100	2,000,000	1,935,822
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	583,104	542,187
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 10/10/25 @ 100	1,000,000	963,423
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 4/10/25 @ 100	662,919	629,649
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 7/15/23 @ 100 (a)	406,509	403,953
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 4/10/25 @ 100	609,795	577,265
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 10/15/22 @ 100	350,000	349,987
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 9/15/23 @ 100.25 (a)	1,000,000	971,825
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 9/15/23 @ 100 (a)	302,528	297,848
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	1,500,000	1,501,714
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 5/15/25 @ 100 (a)	1,353,519	1,337,485
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 2/15/24 @ 100 (a)	800,000	762,122
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 6/15/23 @ 100 (a)	570,869	568,055
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 12/15/24 @ 100 (a)	333,000	310,869

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 2/15/25 @ 100 (a)	$320,000	$291,429
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 10/15/25 @ 100 (a)	1,000,000	973,458
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 4/15/23 @ 100 (a)	985,542	982,508
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37%, 7/16/29, Callable 8/15/23 @ 100 (a)	767,144	756,215
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	1,000,000	979,498
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	655,000	548,693
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 4/20/25 @ 100 (a)	1,000,000	965,958
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 7/15/23 @ 100	664,014	659,162
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100	708,000	685,751
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 12/15/22 @ 100	354,448	353,234
Encina Equipment Finance LLC, Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 11/15/25 @ 100 (a)	975,000	951,655
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 12/20/25 @ 100 (a)	1,000,000	992,169
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 5/20/26 @ 100 (a)	1,125,000	1,081,367
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 2/20/25 @ 100 (a)	500,000	486,928
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	1,000,000	978,373
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	1,500,000	1,385,059
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 11/15/23 @ 100	1,500,000	1,447,026
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 6/15/23 @ 100	361,353	357,278
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 2/15/24 @ 100	1,000,000	950,123
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	995,926	875,332
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000,000	882,557
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,000,000	873,144
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 10/15/24 @ 100 (a)	1,000,000	928,127
Flagship Credit Auto Trust, Series 4, Class B, 1.49%, 2/15/27, Callable 5/15/24 @ 100 (a)	1,000,000	943,139
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 10/15/24 @ 100 (a)	1,000,000	921,747
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	1,000,000	869,664
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 8/15/24 @ 100	643,000	625,785
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 4/15/24 @ 100 (a)	600,000	574,722

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/24 @ 100 (a)	$1,000,000	$927,414
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.59%, 6/15/27, Callable 5/15/25 @ 100 (a)	1,000,000	981,437
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26, Callable 10/15/24 @ 100 (a)	1,000,000	981,107
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 7/15/23 @ 100 (a)	469,843	462,682
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 1/15/24 @ 100 (a)	500,000	476,071
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 6/15/23 @ 100 (a)	988,867	984,371
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26, Callable 3/15/24 @ 100 (a)	1,000,000	959,996
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 2/20/23 @ 100	1,000,000	993,298
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	914,098
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	908,153
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	1,000,000	976,818
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 12/18/23 @ 100	659,458	644,578
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 3/20/25 @ 100 (a)	667,000	606,985
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 3/20/23 @ 100 (a)	1,000,000	985,883
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 3/20/23 @ 100 (a)	885,000	876,867
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 1/20/24 @ 100 (a)	1,000,000	939,833
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 2/15/24 @ 100	797,813	778,589
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 4/15/25 @ 100	1,500,000	1,415,715
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 1/25/25 @ 100 (a)	417,011	400,061
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 12/15/25 @ 100 (a)	1,000,000	938,605
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 4/15/24 @ 100 (a)	1,000,000	937,824
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 6/15/25 @ 100 (a)	904,155	887,354
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 10/15/25 @ 100 (a)	800,000	777,071
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 1/15/24 @ 100 (a)	502,516	487,136
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,500,000	1,391,260
Master Credit Card Trust II, Series 2022-1A, Class B, 1.97%, 7/21/26 (a)	1,000,000	928,785
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 2/15/23 @ 100	506,044	503,490

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	$903,000	$764,093
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293,000	244,831
Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 1/15/23 @ 100	292,210	291,269
NMEF Funding LLC, Series 2022-A, Class B, 3.35%, 10/16/28, Callable 9/15/25 @ 100 (a)	1,000,000	925,229
NMEF Funding LLC, Series 2022-A, Class A2, 2.58%, 10/16/28, Callable 12/15/24 @ 100 (a)	1,000,000	969,264
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	2,500,000	2,280,800
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 4/10/25 @ 100 (a)	1,000,000	942,074
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 12/15/24 @ 100 (a)	1,573,211	1,506,788
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 5/15/26 @ 100 (a)	1,000,000	984,476
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 7/15/24 @ 100 (a)	202,000	197,181
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 6/15/24 @ 100 (a)	1,000,000	983,099
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable 8/15/24 @ 100 (a)	667,000	649,088
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 12/15/22 @ 100 (a)	860,945	860,445
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	114,326	113,104
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/24 @ 100 (a)	1,023,625	1,004,448
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable 9/15/24 @ 100 (a)	1,000,000	1,001,451
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/24 @ 100 (a)	818,900	803,910
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 2/15/23 @ 100	953,964	948,868
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 6/15/23 @ 100	927,581	917,762
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 1/20/24 @ 100 (a)	500,000	474,385
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 2/20/23 @ 100 (a)	441,040	435,269
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 1/20/24 @ 100 (a)	1,090,980	1,065,330
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/23 @ 100 (a)	1,000,000	963,342
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	878,146
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	878,460
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 11/15/24 @ 100 (a)	1,000,000	905,524
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	992,054

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.75%, 3/15/27, Callable 4/15/24 @ 100 (a)	$1,000,000	$967,475
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 2/15/25 @ 100 (a)	800,000	780,880
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	1,000,000	976,183
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 4/15/23 @ 100	489,352	484,889
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 1/15/24 @ 100	2,000,000	1,940,547
Total Asset-Backed Securities (Cost $100,214,103)		96,013,308

Collateralized Mortgage Obligations (7.1%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 4.96% (LIBOR01M+214bps), 10/15/37 (a)(b)	1,000,000	982,772
BBCMS Mortgage Trust, Series 2020-BID, Class B, 5.36% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,711,061
BPR Trust, Series 2021-TY, Class A, 3.87% (LIBOR01M+105bps), 9/15/38 (a)(b)	1,000,000	950,264
BPR Trust, Series 2021-TY, Class C, 4.52% (LIBOR01M+170bps), 9/15/38 (a)(b)	1,000,000	937,662
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.27% (LIBOR01M+145bps), 10/15/36 (a)(b)	2,465,000	2,410,852
BX Trust, Series 2022-LBA6, Class C, 4.45% (TSFR1M+160bps), 1/15/39 (a)(b)	1,000,000	935,987
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3, 2.82%, 4/10/46, Callable 4/10/23 @ 100	771,097	766,250
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	485,454
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	1,500,000	1,434,807
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	2,000,000	1,891,366
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	925,354
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	1,000,000	895,947
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.21%, 1/15/46, Callable 7/15/23 @ 100 (c)	1,000,000	977,688
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 3/15/23 @ 100	611,818	607,700
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 3.77% (LIBOR01M+95bps), 5/15/36 (a)(b)	500,000	492,763
KNDL Mortgage Trust, Series 2019-KNSQ, Class C, 3.87% (LIBOR01M+105bps), 5/15/36 (a)(b)	1,175,000	1,153,389
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 5.42% (LIBOR01M+260bps), 11/15/34 (a)(b)	1,000,000	993,260
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 3.78% (LIBOR03M+80bps), 2/20/28, Callable 11/20/22 @ 100 (a)(b)	156,423	154,558
SMRT, Series 2022-MINI, Class B, 4.20% (TSFR1M+135bps), 1/15/39 (a)(b)	1,000,000	957,367

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
SREIT Trust, Series 2021-MFP2, Class B, 3.99% (LIBOR01M+117bps), 11/15/36 (a)(b)	$1,000,000	$949,954
Stratus CLO Ltd., Series 2021-3A, Class A, 3.66% (LIBOR03M+95bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	940,711	918,142
Stratus CLO Ltd., Series 2021-3A, Class B, 4.26% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	821,000	777,062
STREIT Trust, Series 2021-MFP2, Class A, 3.64% (LIBOR01M+82bps), 11/15/36 (a)(b)	1,000,000	967,390
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	2,000,000	1,976,271
Total Collateralized Mortgage Obligations (Cost $26,210,779)		25,253,320

Convertible Corporate Bonds (0.1%)
Information Technology (0.1%):
Western Digital Corp., 1.50%, 2/1/24	500,000	475,745
Total Convertible Corporate Bonds (Cost $476,736)		475,745

Senior Secured Loans (0.9%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 4.27% (LIBOR01M+175bps), 6/30/24 (b)	492,208	489,747
Genpact International, Inc., Term Loan, First Lien, 3.90% (LIBOR01M+138bps), 8/9/23 (b)	2,820,896	2,799,739
Total Senior Secured Loans (Cost $3,314,821)		3,289,486

Corporate Bonds (41.7%)
Communication Services (1.8%):
AT&T, Inc., 11/27/22, (Put Date 5/27/22)(a)(e)(f)	1,000,000	993,930
Magallanes, Inc., 3.64%, 3/15/25(a)	1,000,000	947,080
Sprint Corp., 7.88%, 9/15/23	2,000,000	2,027,920
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(a)	380,000	374,786
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	2,000,000	1,931,400
		6,275,116
Consumer Discretionary (3.6%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	700,135
BMW US Capital LLC, 3.25%, 4/1/25(a)	1,000,000	959,450
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100(a)	1,000,000	1,006,110
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	500,000	439,185
Howard University, 2.74%, 10/1/22	500,000	500,000
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47(a)	2,000,000	1,743,820
MGM Resorts International, 6.00%, 3/15/23	1,000,000	999,290
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 11/14/22 @ 102.81	1,500,000	1,438,920
Newell Brands, Inc.
4.10%, 4/1/23	1,000,000	1,000,560
4.45%, 4/1/26, Callable 1/1/26 @ 100	1,500,000	1,380,045
Nordstrom, Inc., 2.30%, 4/8/24, Callable 10/27/22 @ 100	1,500,000	1,399,215
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	617,000	527,628

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 1/15/23 @ 100	$750,000	$746,557
		12,840,915
Consumer Staples (1.0%):
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	1,000,000	902,820
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 10/24/22 @ 102.63(a)	2,500,000	2,363,775
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	319,000	333,062
		3,599,657
Energy (6.5%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	500,000	493,335
DCP Midstream LP, 7.37% (LIBOR03M+515bps), Callable 12/15/22 @ 100(b)(g)	1,000,000	987,860
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000,000	989,890
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	1,715,000	1,705,053
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	324,000	302,943
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	833,000	804,470
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 11/14/22 @ 102.81(a)	3,000,000	2,847,630
HollyFrontier Corp.
2.63%, 10/1/23	1,000,000	957,240
5.88%, 4/1/26, Callable 1/1/26 @ 100	1,881,000	1,838,170
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100(a)	2,500,000	2,413,375
Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	2,690,000	2,518,405
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06(a)	2,000,000	1,882,400
SM Energy Co., 5.63%, 6/1/25, Callable 11/14/22 @ 100.94	1,000,000	961,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 11/14/22 @ 104.88	1,000,000	993,000
USX Corp., 8.13%, 7/15/23	400,000	408,380
Western Midstream Operating LP
3.56% (LIBOR03M+185bps), 1/13/23 (b)	500,000	496,245
3.35%, 2/1/25, Callable 1/1/25 @ 100	2,000,000	1,861,560
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	505,605
		22,966,971
Financials (15.8%):
Aflac, Inc., 3.63%, 11/15/24	500,000	500,000
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,500,000	1,461,420
Antares Holdings LP, 6.00%, 8/15/23, Callable 7/15/23 @ 100(a)	1,043,000	1,032,226
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	685,425
Athene Global Funding
2.80%, 5/26/23 (a)	750,000	738,630
1.20%, 10/13/23 (a)	500,000	478,845
1.72%, 1/7/25 (a)	2,000,000	1,824,960
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a)	1,000,000	967,800
Blackstone Private Credit Fund
1.75%, 9/15/24 (a)	1,000,000	911,310
2.35%, 11/22/24 (a)	1,000,000	912,160
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100(b)	1,832,000	1,787,904
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a)	250,000	228,485
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	667,000	636,905
F&G Global Funding, 5.15%, 7/7/25(a)	1,000,000	975,000
First American Financial Corp., 4.30%, 2/1/23	2,800,000	2,790,228
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	936,220

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
First Financial Bancorp, 5.13%, 8/25/25	$1,000,000	$925,310
FNB Corp.
2.20%, 2/24/23, Callable 1/24/23 @ 100	2,376,000	2,342,807
5.15%, 8/25/25, Callable 7/25/25 @ 100	1,000,000	986,290
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 1/10/25 @ 100	2,000,000	1,784,340
3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	884,620
FS KKR Capital Corp.
1.65%, 10/12/24	1,024,000	934,728
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	1,400,000	1,306,200
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	909,470
GA Global Funding Trust, 1.63%, 1/15/26(a)	500,000	438,660
JPMorgan Chase Co., 5.60% (LIBOR03M+332bps)(b)(g)	1,000,000	1,000,000
Main Street Capital Corp.
5.20%, 5/1/24	2,400,000	2,363,544
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	420,785
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100(b)	2,000,000	1,841,180
OneMain Finance Corp., 8.25%, 10/1/23	500,000	506,900
OWL Rock Core Income Corp., 5.50%, 3/21/25(a)	1,000,000	942,830
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000,000	984,230
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	995,210
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100(b)	1,500,000	1,474,875
Radian Group, Inc., 4.50%, 10/1/24, Callable 7/1/24 @ 100	2,503,000	2,367,613
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(g)	1,000,000	983,830
Reliance Standard Life Global Funding II, 2.75%, 5/7/25(a)	750,000	699,075
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	249,082
SCE Recovery Funding LLC, 0.86%, 11/15/31	1,828,723	1,534,628
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	1,000,000	974,990
Synchrony Financial, 4.88%, 6/13/25, Callable 5/13/25 @ 100	1,000,000	965,890
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	1,500,000	1,477,080
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	1,000,000	861,680
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(b)	2,000,000	1,986,300
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)	1,000,000	1,068,450
TIAA FSB Holdings, Inc.
5.75%, 7/2/25, Callable 6/2/25 @ 100	1,000,000	972,080
8.00% (LIBOR03M+470bps), 3/15/26, Callable 11/14/22 @ 100 (b)	750,000	749,280
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100(b)	1,000,000	933,220
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	2,550,000	2,497,189
		56,229,884
Health Care (1.1%):
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 11/14/22 @ 100	1,000,000	937,570
HCA, Inc., 7.50%, 12/15/23	1,000,000	1,025,610
Hikma Finance USA LLC, 3.25%, 7/9/25	2,000,000	1,860,000
		3,823,180
Industrials (4.0%):
Air Lease Corp., 2.25%, 1/15/23	250,000	248,150
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(a)	1,000,000	939,760
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 10/27/22 @ 102.19(a)	3,435,000	3,145,773
Daimler Trucks Finance North America LLC, 1.63%, 12/13/24(a)	2,000,000	1,844,720

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	$880,412	$752,118
EnerSys, 5.00%, 4/30/23, Callable 1/30/23 @ 100(a)	908,000	904,541
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 11/14/22 @ 102.88	1,000,000	984,170
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	950,000	930,477
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	859,159	802,489
The Nature Conservancy, 0.63%, 7/1/24	650,000	605,306
TransDigm, Inc., 8.00%, 12/15/25, Callable 11/14/22 @ 104(a)	2,000,000	2,029,020
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	307,661	270,951
United Airlines Pass Through Trust
4.15%, 4/11/24	557,032	527,347
4.88%, 1/15/26	273,028	251,262
		14,236,084
Information Technology (0.4%):
Qorvo, Inc., 1.75%, 12/15/24, Callable 12/15/22 @ 100(a)	1,675,000	1,535,975

Materials (3.2%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	1,000,000	928,290
Berry Global, Inc., 4.88%, 7/15/26, Callable 11/14/22 @ 102.44(a)	3,150,000	2,960,622
Celanese US Holdings LLC, 5.90%, 7/5/24	1,000,000	986,610
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,625,000	1,617,184
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 11/14/22 @ 102.5	3,000,000	2,909,130
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100(a)	1,000,000	994,620
Southern Copper Corp., 3.50%, 11/8/22	1,000,000	996,480
		11,392,936
Real Estate (3.8%):
Alexander Funding Trust, 1.84%, 11/15/23(a)	2,000,000	1,884,300
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	500,000	497,545
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	997,198
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	1,000,000	1,000,000
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100(h)	1,000,000	977,070
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 11/14/22 @ 102.5	2,500,000	2,159,300
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	800,000	790,504
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	2,418,000	2,395,464
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	750,000	701,655
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 11/14/22 @ 101.75(a)	864,000	798,621
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,268,850
		13,470,507
Utilities (0.5%):
Calpine Corp., 5.25%, 6/1/26, Callable 11/14/22 @ 101.75(a)	802,000	755,981
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 11/14/22 @ 100	1,000,000	982,600
		1,738,581
Total Corporate Bonds (Cost $157,606,014)		148,109,806

Yankee Dollars (9.9%)
Communication Services (0.8%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24(a)	1,000,000	996,910
Telefonica Chile SA, 3.88%, 10/12/22(a)	1,000,000	994,490
Videotron Ltd., 5.38%, 6/15/24, Callable 3/15/24 @ 100(a)	812,000	797,465
		2,788,865

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.4%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100(a)	$948,000	$905,008
Leviathan Bond Ltd., 5.75%, 6/30/23, Callable 3/30/23 @ 100(a)	500,000	492,500
		1,397,508
Energy (1.1%):
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(g)	1,500,000	1,378,620
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a)	446,010	407,885
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75(a)	1,500,000	1,367,370
Var Energi ASA, 5.00%, 5/18/27, Callable 4/18/27 @ 100(a)	1,000,000	949,750
		4,103,625
Financials (4.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	960,350
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100(a)	750,000	631,838
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25(a)	3,000,000	2,919,330
Barclays Bank PLC, 7.63%, 11/21/22	2,000,000	1,995,440
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	863,810
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100(a)	400,000	375,976
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(a)	1,000,000	967,080
Nippon Life Insurance Co., 5.00% (LIBOR03M+424bps), 10/18/42, Callable 10/18/22 @ 100(a)(b)	1,500,000	1,498,815
Ontario Teachers' Finance Trust, 0.38%, 9/29/23(a)	1,000,000	961,210
ORIX Corp., 5.00%, 9/13/27	1,000,000	972,190
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	2,100,000	1,879,500
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100(a)	416,000	388,153
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100(b)	250,000	248,477
Standard Chartered PLC, 1.32% (H15T1Y+117bps), 10/14/23, Callable 10/14/22 @ 100(a)(b)	835,000	833,898
VEON Holdings BV, 5.95%, 2/13/23	1,000,000	805,634
		16,301,701
Industrials (0.7%):
Air Canada Pass Through Trust
5.00%, 12/15/23 (a)	219,999	216,422
4.13%, 5/15/25 (a)	893,086	782,451
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	448,385
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a)	1,455,000	1,224,077
		2,671,335
Materials (1.9%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75(a)(h)	1,613,000	1,503,397
OCI NV, 4.63%, 10/15/25, Callable 11/11/22 @ 102.31(a)	2,000,000	1,857,600
POSCO, 4.38%, 8/4/25(a)	1,000,000	968,970
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a)	1,500,000	1,455,915
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a)	1,000,000	970,960
		6,756,842
Utilities (0.4%):
TransAlta Corp., 4.50%, 11/15/22, Callable 11/14/22 @ 100	1,300,000	1,299,818
Total Yankee Dollars (Cost $37,943,671)		35,319,694

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (7.5%)
California (1.3%):
California Municipal Finance Authority Revenue
0.93%, 2/1/23	$1,000,000	$988,991
1.36%, 2/1/24	495,000	472,503
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,155,000	943,112
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,385,000	1,216,191
City of Gardena Revenue, 1.30%, 4/1/23	565,000	555,816
Placentia Public Financing Authority Revenue, Series A, 1.93%, 6/1/23	300,000	294,694
		4,471,307
Colorado (0.7%):
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	750,000	749,094
Series B, 2.80%, 12/1/26	500,000	468,576
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	705,022
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	682,473
		2,605,165
Florida (0.3%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,165,833

Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series B, 0.90%, 7/1/23	300,000	292,464

Illinois (0.8%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	163,918
Sales Tax Securitization Corp. Revenue, 0.79%, 1/1/23	1,750,000	1,737,116
State of Illinois Sales Tax Revenue, Series B, 0.94%, 6/15/24	1,000,000	929,718
		2,830,752
Indiana (0.3%):
Indiana Finance Authority Revenue
0.96%, 3/1/24	450,000	426,359
1.41%, 3/1/25	570,000	523,247
		949,606
Maine (0.1%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	529,951

Maryland (0.5%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25	1,000,000	918,594
1.89%, 1/1/26	1,000,000	886,038
		1,804,632
Michigan (0.3%):
Michigan Finance Authority Revenue
2.21%, 12/1/23	185,000	180,296
2.31%, 12/1/24	105,000	100,037
Series A-1, 2.33%, 6/1/30	497,786	465,505
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	484,632
		1,230,470
Nebraska (0.2%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	630,000	604,291

New Jersey (0.5%):
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	750,000	697,164
Series B, 2.20%, 11/1/25	750,000	674,631
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	392,032
		1,763,827

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
New York (0.1%):
New York City Housing Development Corp. Revenue, 2.32%, 1/1/23	$240,000	$239,234

Oklahoma (0.2%):
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560,000	555,591
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	329,227
		884,818
Pennsylvania (0.1%):
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	471,994

Rhode Island (0.2%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	805,000	756,460

Tennessee (0.2%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	559,760

Texas (1.2%):
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund), 2/15/24 (f)	250,000	235,878
Harris County Cultural Education Facilities Finance Corp. Revenue
1.59%, 11/15/23	675,000	652,294
1.84%, 11/15/24	500,000	469,219
Series B, 2.30%, 5/15/24	600,000	577,144
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	723,823
State of Texas, GO, 3.11%, 10/1/23	500,000	494,631
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.07%, 9/1/23	525,000	508,239
1.36%, 9/1/24	700,000	655,291
		4,316,519
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(e)	1,250,000	1,245,486
Total Municipal Bonds (Cost $28,340,554)		26,722,569

U.S. Treasury Obligations (0.3%)
U.S. Treasury Notes, 3.00%, 7/31/24	1,000,000	977,734
Total U.S. Treasury Obligations (Cost $995,493)		977,734

Commercial Papers (3.1%)(d)
Jabil, Inc., 3.82%, 10/4/22 (a)	2,000,000	1,999,151
Jabil, Inc., 3.86%, 10/11/22 (a)	1,000,000	998,822
Quanta Services, Inc., 3.66%, 10/4/22 (a)	900,000	899,634
Quanta Services, Inc., 3.68%, 10/7/22 (a)	2,500,000	2,498,211
Targa Resources Corp., 3.04%, 10/5/22 (a)	2,400,000	2,398,988
Viatris, Inc., 3.62%, 10/3/22 (a)	2,000,000	1,999,398
Total Commercial Papers (Cost $10,794,955)		10,794,204

Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (i)	8,601	8,601
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (i)	5,790	5,790
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (i)	4,293	4,293
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (i)	195,437	195,437
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (i)	8,570	8,570

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (i)	23,272	$23,272
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (i)	153,893	153,893
Total Collateral for Securities Loaned (Cost $399,856)		399,856
Total Investments (Cost $366,296,982) — 97.7%		347,355,722
Other assets in excess of liabilities — 2.3%		8,214,265
NET ASSETS - 100.00%		$355,569,987

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $183,643,430 and amounted to 51.6% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2022.
(d)	Rate represents the effective yield at September 30, 2022.
(e)	Put Bond.
(f)	Zero-coupon bond.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	All or a portion of this security is on loan.
(i)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
TSFR1M—1 month Term SOFR, rate disclosed as of September 30, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of September 30, 2022.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.3%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500,000	$1,288,402
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 10/13/23 @ 100 (a)	1,000,000	966,709
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 3/13/24 @ 100 (a)	1,000,000	951,021
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable 10/18/24 @ 100	1,000,000	936,974
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 6/20/25 @ 100 (a)	1,070,924	1,021,098
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 4/20/26 @ 100 (a)	1,500,000	1,489,633
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 11/15/24 @ 100 (a)	467,000	445,343
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 11/15/24 @ 100 (a)	762,000	728,362
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	900,000	896,845
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 9/20/23 @ 100 (a)	1,000,000	988,406
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 9/20/24 @ 100 (a)	500,000	479,992
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,062,000	1,045,034
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 10/19/23 @ 100 (a)	433,000	422,044
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,162,755
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 3/15/24 @ 100	780,000	780,117
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	1,275,000	1,233,156
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 11/15/24 @ 100	2,000,000	1,845,763
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 11/15/22 @ 100 (a)	42,726	42,660
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 5/10/25 @ 100	1,500,000	1,331,179
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,446,758	1,244,600
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 10/15/22 @ 100 (a)	91,282	91,262
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	1,500,000	1,501,714
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 6/15/23 @ 100 (a)	1,141,737	1,136,110
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 2/15/24 @ 100 (a)	1,200,000	1,143,182
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 5/15/23 @ 100 (a)	823,000	815,113
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 4/15/23 @ 100 (a)	985,542	982,508

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 10/15/24 @ 100 (a)	$1,038,000	$952,303
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 3/20/23 @ 100 (a)	199,417	197,407
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	85,872	85,810
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	1,000,000	820,873
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,125,000	950,538
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 4/20/25 @ 100 (a)	2,000,000	1,931,916
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,236,703
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 12/15/22 @ 100	708,896	706,469
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 10/15/23 @ 100 (a)	2,000,000	1,931,149
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 12/15/23 @ 100 (a)	1,187,000	1,128,328
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 9/15/23 @ 100 (a)	713,591	697,527
Enterprise Fleet Financing LLC, Series 22-1, Class A3, 3.27%, 1/20/28, Callable 4/20/25 @ 100 (a)	1,000,000	941,796
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 5/20/23 @ 100 (a)	820,000	794,991
Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.38%, 7/20/29, Callable 3/20/26 @ 100 (a)	1,000,000	986,192
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	1,500,000	1,467,685
Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.05%, 5/15/26, Callable 8/15/23 @ 100	1,000,000	971,272
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	471,967
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (a)	750,000	750,947
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 6/15/23 @ 100 (a)	1,322,584	1,315,331
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	1,153,846	985,390
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/24 @ 100 (a)	1,000,000	997,515
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,390,406
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/23 @ 100 (a)	1,406,000	1,368,209
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 4/15/24 @ 100 (a)	1,200,000	1,149,444
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 1/15/23 @ 100 (a)	298,922	298,361
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 11/16/23 @ 100	750,000	726,292
GM Financial Consumer Automobile Receivables Trust, Series 19-4, Class A4, 1.76%, 1/16/25, Callable 6/16/23 @ 100	345,000	339,682

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	$1,000,000	$976,198
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 4/16/23 @ 100	2,000,000	1,981,343
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	855,512
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,207,484
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 3/20/23 @ 100 (a)	1,000,000	985,883
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 10/20/22 @ 100 (a)	54,552	54,506
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 1/20/24 @ 100 (a)	1,500,000	1,409,750
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 10/20/24 @ 100 (a)	2,000,000	1,848,021
Hyundai Auto Receivables Trust, Series 2021-C, Class B, 1.49%, 12/15/27, Callable 12/15/25 @ 100	2,000,000	1,782,580
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 12/15/24 @ 100	1,271,000	1,159,684
John Deere Owner Trust, Series 22-A, Class A4, 2.49%, 1/16/29, Callable 9/15/25 @ 100	1,000,000	940,918
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 8/15/23 @ 100	2,000,000	1,945,265
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/24 @ 100 (a)	414,213	398,514
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/24 @ 100 (a)	438,076	423,177
Kubota Credit Owner Trust, Series 22-1A, Class A4, 2.78%, 2/15/28, Callable 2/15/26 @ 100 (a)	2,000,000	1,839,857
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	423,308
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 1/15/24 @ 100 (a)	1,005,032	974,271
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 10/15/25 @ 100 (a)	1,600,000	1,554,141
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	625,000	548,043
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	501,138
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	1,500,000	1,400,564
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 11/15/22 @ 100 (a)	44,752	44,731
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 9/20/26 @ 100 (a)	651,451	590,074
Navient Student Loan Trust, Series 2018-2A, Class B, 4.23% (LIBOR01M+115bps), 3/25/67, Callable 6/25/34 @ 100 (a)(b)	1,000,000	968,619
Navient Student Loan Trust, Series 2015-2, Class B, 4.58% (LIBOR01M+150bps), 8/25/50, Callable 3/25/31 @ 100 (b)	3,000,000	2,956,713
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 1/25/35 @ 100 (a)	2,768,505	2,404,341
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,807,000	1,529,032
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	791,667	706,065

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	$500,000	$450,672
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 5/10/25 @ 100 (a)	1,500,000	1,338,743
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 12/15/23 @ 100 (a)	1,000,000	962,780
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 7/15/24 @ 100 (a)	749,000	731,133
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 6/15/24 @ 100 (a)	1,000,000	983,099
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 4/15/23 @ 100 (a)	862,670	857,093
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 5/15/25 @ 100 (a)	1,000,000	927,589
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 12/15/22 @ 100 (a)	860,945	860,445
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,098,743	936,358
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	917,380
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 9/15/24 @ 100 (a)	923,000	924,335
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/24 @ 100 (a)	818,900	803,559
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/24 @ 100 (a)	1,417,519	1,366,568
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	1,000,000	992,741
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 7/15/24 @ 100	1,062,000	1,035,472
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 10/20/24 @ 100 (a)	1,529,000	1,433,334
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 1/20/24 @ 100 (a)	727,320	710,220
SLM Student Loan Trust, Series 2006-10, Class B, 3.00% (LIBOR03M+22bps), 3/25/44, Callable 10/25/32 @ 100 (b)	181,909	171,240
SLM Student Loan Trust, Series 2007-1, Class B, 3.00% (LIBOR03M+22bps), 1/27/42, Callable 10/25/29 @ 100 (b)	288,784	272,543
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	1,986,481
Tesla Auto Lease Trust, Series 2019-A, Class E, 5.48%, 5/22/23, Callable 11/20/22 @ 100 (a)	825,000	826,363
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100 (a)	2,000,000	1,921,010
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	2,000,000	1,767,082
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	1,156,351	1,145,469
Trillium Credit Card Trust II, Series 2021-1A, Class A, 1.53%, 10/26/29 (a)	2,000,000	1,757,178
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	2,000,000	1,751,685
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	878,460
Volvo Financial Equipment LLC, Series 20-1A, Class A3, 0.51%, 10/15/24, Callable 11/15/23 @ 100 (a)	1,201,633	1,176,132

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	$1,392,863	$1,165,748
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	992,054
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 6/15/24 @ 100 (a)	1,000,000	938,062
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 8/15/25 @ 100 (a)	1,071,000	1,044,987
Total Asset-Backed Securities (Cost $125,283,946)		118,000,232

Collateralized Mortgage Obligations (4.1%)
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.40%, 2/15/55, Callable 2/15/32 @ 100 (a)(c)	2,000,000	1,705,835
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	1,000,000	842,994
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	500,000	452,628
BBCMS Mortgage Trust, Series 2020-BID, Class B, 5.36% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,711,061
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	540,540	497,775
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @ 100	1,000,000	864,194
BPR Trust, Series 2021-TY, Class A, 3.87% (LIBOR01M+105bps), 9/15/38 (a)(b)	865,000	821,978
BPR Trust, Series 2022-OANA, Class B, 5.29% (TSFR1M+245bps), 4/15/37 (a)(b)	2,000,000	1,965,765
BPR Trust, Series 2022-OANA, Class D, 6.54% (TSFR1M+370bps), 4/15/37 (a)(b)	1,000,000	968,438
BPR Trust, Series 2022-STAR, Class A, 6.08% (TSFR1M+323bps), 8/15/24 (a)(b)	1,690,909	1,673,653
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.27% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,015,750	993,437
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 3.90% (LIBOR01M+108bps), 10/15/36 (a)(b)	218,450	214,657
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 5.99% (TSFR1M+314bps), 6/15/27 (a)(b)	1,500,000	1,490,792
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100 (a)	923,077	778,855
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44 (a)(c)	1,500,000	1,047,308
BXP Trust, Series 2021-601L, Class D, 2.87%, 1/15/44 (a)(c)	500,000	336,857
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	483,467
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	1,652,360
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	448,711
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 2/15/30 @ 100	732,000	646,612
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100 (c)	250,000	235,450

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	$1,580,000	$1,494,179
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,176,777
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	1,750,000	1,673,942
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.43%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	819,952
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,750,000	1,486,185
Extended Stay America Trust, Series 2021-ESH, Class B, 4.20% (LIBOR01M+138bps), 7/15/38 (a)(b)	773,020	741,341
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 3.58% (TSFR1M+73bps), 8/15/36 (a)(b)	1,000,000	986,343
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	949,975
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,500,000	1,388,031
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 3.04%, 12/10/41 (a)(c)	535,000	453,232
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 7/10/39 (a)(c)	595,000	472,874
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	1,000,000	895,947
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 4.99% (TSFR1M+274bps), 10/15/39 (a)(b)	2,000,000	1,985,945
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	2,000,000	1,673,425
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)(c)	1,000,000	808,660
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 3/15/23 @ 100 (c)	2,300,000	2,275,240
Magnetite XXXV Ltd., Series 2022-35A, Class A1, 4.66% (TSFR3M+205bps), 10/25/35, Callable 10/25/23 @ 100 (a)(b)	1,000,000	995,894
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	750,000	637,745
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 3.62% (LIBOR01M+80bps), 4/15/38 (a)(b)	2,290,000	2,215,665
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43, Callable 5/9/31 @ 100 (a)	1,000,000	741,424
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 4.08% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	1,000,000	988,508
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	642,763
SMRT, Series 2022-MINI, Class B, 4.20% (TSFR1M+135bps), 1/15/39 (a)(b)	1,500,000	1,436,051
SREIT Trust, Series 2021-MFP2, Class B, 3.99% (LIBOR01M+117bps), 11/15/36 (a)(b)	1,500,000	1,424,931
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	773,098
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 8/17/36 (a)(c)	250,000	230,581

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	$1,939,500	$1,916,489
Total Collateralized Mortgage Obligations (Cost $56,153,737)		51,118,024

Corporate Bonds (31.1%)
Communication Services (1.8%):
AT&T, Inc.
4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	935,110
3.10%, 2/1/43, Callable 8/1/42 @ 100 (d)	2,000,000	1,333,020
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25(a)	1,000,000	703,510
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	443,045
2.25%, 1/15/29, Callable 11/15/28 @ 100	2,000,000	1,565,420
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500,000	1,780,950
4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	619,628
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	688,950
2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	1,250,000	780,775
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	940,100
Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(a)	2,000,000	1,729,860
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)(d)	469,000	428,178
Paramount Global, 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	888,110
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	607,821
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	886,200
2.25%, 11/15/31, Callable 8/15/31 @ 100	4,500,000	3,401,595
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,265,730
3.40%, 3/22/41, Callable 9/22/40 @ 100	4,000,000	2,928,040
Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(a)	1,000,000	823,360
		22,749,402
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	2,000,000	1,598,340
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	873,720
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000,000	2,119,500
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	469,200
BMW US Capital LLC
1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)	1,000,000	867,870
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	922,010
3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)	1,500,000	1,316,730
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	442,285
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,044,555
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	500,000	499,825
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	991,430
3.45%, 1/6/27 (a)	1,000,000	930,580
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	1,500,000	1,307,025
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	1,000,000	878,370
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	1,000,000	775,900
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	3,500,000	3,065,580
Hyundai Capital America
3.40%, 6/20/24 (a)	500,000	481,855
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	454,380

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	$1,500,000	$922,410
Marriott International, Inc.
2.85%, 4/15/31, Callable 1/15/31 @ 100	2,000,000	1,570,440
3.50%, 10/15/32, Callable 7/15/32 @ 100	1,000,000	804,480
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	891,650
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	188,639
Newell Brands, Inc.
4.45%, 4/1/26, Callable 1/1/26 @ 100	500,000	460,015
6.38%, 9/15/27, Callable 6/15/27 @ 100	750,000	743,783
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	750,000	515,272
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	1,456,200
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	456,725
PulteGroup, Inc., 6.00%, 2/15/35	1,500,000	1,352,805
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	1,300,000	930,605
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	2,000,000	1,558,360
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	1,400,000	824,628
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	1,000,000	749,240
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	2,000,000	1,646,060
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	1,500,000	1,381,185
		35,491,652
Consumer Staples (2.0%):
7-Eleven, Inc., 1.80%, 2/10/31, Callable 11/10/30 @ 100(a)	1,500,000	1,114,575
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,500,000	1,061,040
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	961,490
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,500,000	1,338,360
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	427,410
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	474,480
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	846,310
3.75%, 7/15/42	750,000	570,833
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100	1,000,000	739,070
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	893,013
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	2,000,000	1,571,160
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100(a)	1,000,000	779,030
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	786,520
Constellation Brands, Inc.
3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	693,900
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,357,159
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	879,120
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	1,500,000	1,279,350
Keurig Dr Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100	750,000	684,922
2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	776,750
4.50%, 4/15/52, Callable 10/15/51 @ 100	1,000,000	790,980
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,000,000	868,560
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100(a)	1,000,000	824,370
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	744,210
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	866,690
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	1,500,000	1,172,025
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,616,360
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	474,185
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	1,000,000	715,320
		25,307,192

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Energy (1.8%):
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	$500,000	$464,880
4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	459,905
Boardwalk Pipelines, LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100	1,000,000	792,880
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	842,900
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,091,000	861,246
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100(a)	1,333,000	961,040
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	873,400
Energy Transfer, LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(e)	1,000,000	854,460
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	836,620
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	514,000	530,505
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,250,000	1,061,088
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a)	1,500,000	1,196,535
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a)	1,334,000	1,176,001
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	1,000,000	923,090
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	1,681,660
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	2,500,000	2,230,375
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	465,220
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	684,337
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	233,628
Murphy Oil Corp., 5.75%, 8/15/25, Callable 11/14/22 @ 101.44	500,000	486,885
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	413,745
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,148,655
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	1,901,953
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	1,000,000	859,060
Southwestern Energy Co., 7.75%, 10/1/27, Callable 11/14/22 @ 103.88	500,000	509,000
		22,449,068
Financials (7.4%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	1,500,000	1,339,515
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b)	1,500,000	1,403,190
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	1,000,000	775,730
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	738,530
Athene Global Funding
1.45%, 1/8/26 (a)(d)	1,000,000	868,950
2.72%, 1/7/29 (a)	1,000,000	808,510
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	800,380
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	938,060
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)(e)	1,000,000	809,790
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	500,000	457,350
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,301,295
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	2,750,000	2,105,427
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100(a)	1,000,000	753,900
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100(a)	1,290,000	1,060,677
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	1,000,000	711,860
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	1,000,000	859,960
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100(b)	625,000	597,688

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100	$1,000,000	$925,080
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	1,000,000	710,280
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(b)	2,000,000	1,515,660
Citizens Financial Group, Inc.
2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,570,880
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (b)	1,000,000	923,340
Compeer Financial FLCA/Compeer Financial PCA, 3.37% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100(a)(b)	500,000	372,455
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 10/24/22 @ 103.31	500,000	467,175
F&G Global Funding, 2.00%, 9/20/28(a)	2,000,000	1,596,720
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	1,750,000	1,568,472
Fifth Third Bancorp
3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	467,965
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	1,739,000	1,548,527
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	2,275,000	1,626,898
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	936,220
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	2,000,000	1,941,080
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	894,110
2.90%, 2/10/29, Callable 12/10/28 @ 100	500,000	379,985
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	974,320
GA Global Funding Trust
1.63%, 1/15/26 (a)	250,000	219,330
1.95%, 9/15/28 (a)	1,000,000	808,560
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100(a)	1,714,000	1,456,094
Guardian Life Global Funding, 1.25%, 5/13/26(a)	2,000,000	1,747,180
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100(a)	1,000,000	705,360
ILFC E-Capital Trust I, 5.12%, 12/21/65, Callable 11/14/22 @ 100(a)	500,000	349,645
JPMorgan Chase & Co.
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)(e)	1,000,000	869,890
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (b)	500,000	443,100
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	2,500,000	1,975,775
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	2,333,000	1,726,047
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,320,870
KeyCorp.
2.25%, 4/6/27, MTN	500,000	433,795
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN (b)	757,000	696,697
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,098,330
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,500,000	1,184,850
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	461,970
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	853,870
Main Street Capital Corp.
4.50%, 12/1/22	500,000	499,160
3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	841,570
MassMutual Global Funding II, 1.20%, 7/16/26(a)	1,500,000	1,307,610
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	929,450
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	2,000,000	1,573,620
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	3,000,000	2,296,320
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	1,250,000	895,712
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	910,920
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100(b)	1,250,000	1,190,138
New York Life Global Funding, 1.85%, 8/1/31(a)	1,500,000	1,156,845
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	500,000	471,415

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
3.13%, 9/23/26, Callable 8/23/26 @ 100 (a)	$250,000	$210,028
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	1,125,000	989,303
Pacific Life Global Funding II, 1.38%, 4/14/26(a)	2,000,000	1,752,860
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	500,000	457,110
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	1,000,000	786,890
Principal Life Global Funding II, 1.25%, 8/16/26(a)	2,000,000	1,717,800
Protective Life Global Funding, 1.90%, 7/6/28(a)	2,000,000	1,632,020
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	764,210
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100 (b)	1,000,000	938,350
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	4,000,000	3,286,480
Santander Holdings USA, Inc.
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	249,082
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	690,308
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a)	1,200,000	857,760
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	2,250,000	1,734,660
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	500,000	477,805
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	476,790
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	454,960
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(b)	500,000	465,845
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	500,000	492,360
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	1,000,000	861,680
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	237,295
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b)(e)	1,000,000	772,410
3.99% (SOFR+115bps), 6/13/28, Callable 6/13/27 @ 100, MTN (b)	1,000,000	942,000
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,238,235
4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	500,000	447,695
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	823,431
Truist Financial Corp., 4.25%, 9/30/24	750,000	730,838
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100(b)	375,000	349,957
US BanCorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(b)	1,500,000	1,134,480
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	1,172,000	813,110
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	979,290
4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	455,595
Wells Fargo & Co.
2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	685,635
3.00%, 10/23/26	1,000,000	906,480
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	820,680
		93,807,534
Health Care (3.0%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	1,000,000	877,400
4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	401,210
Amgen, Inc.
3.00%, 1/15/52, Callable 7/15/51 @ 100	1,250,000	789,087
4.20%, 2/22/52, Callable 8/22/51 @ 100	1,250,000	982,637
Anthem, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	275,852
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,612,300

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100	$1,750,000	$1,361,290
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	1,250,000	1,135,075
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	1,750,000	1,383,270
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	476,850
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,500,000	1,136,190
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,590,240
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100	3,500,000	2,679,670
2.13%, 9/15/31, Callable 6/15/31 @ 100	2,000,000	1,537,780
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	4,000,000	3,102,400
Duke University Health System, Inc., 2.60%, 6/1/30	2,000,000	1,647,740
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	335,000	314,736
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	2,500,000	1,784,100
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	825,140
HCA, Inc., 4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	750,000	561,623
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	1,531,120
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	452,545
2.89%, 10/1/35	1,000,000	789,080
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,163,985
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	376,165
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,180,813
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	1,500,000	1,261,560
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,528,740
2.15%, 9/2/31, Callable 6/2/31 @ 100 (d)	1,500,000	1,107,180
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	730,910
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	3,262,000	2,302,515
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	1,000,000	816,650
		37,715,853
Industrials (3.5%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,250,000	1,667,677
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	753,850
American Airlines Pass Through Trust
3.70%, 10/1/26	300,146	254,089
3.85%, 2/15/28	381,265	306,304
3.60%, 10/15/29	391,755	310,650
Arconic, Inc., 5.90%, 2/1/27	250,000	240,810
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,264,336
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	487,223
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	750,000	695,100
British Airways Pass Through Trust
3.35%, 6/15/29 (a)	377,851	319,613
3.80%, 9/20/31 (a)	553,958	496,812
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a)	500,000	445,535
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	816,420
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	2,250,000	1,624,725
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	2,091,000	1,654,086
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28(a)	1,050,000	857,336
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	1,250,000	1,164,725
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	2,250,000	1,650,420
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(d)	1,000,000	869,880
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	1,250,000	1,041,238

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	$2,000,000	$1,410,700
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	92,775	75,789
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	935,460
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	269,062
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	1,500,000	1,226,250
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,198,710
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	1,500,000	1,217,220
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	420,270
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	464,880
JetBlue Pass Through Trust, 2.95%, 5/15/28	217,225	183,366
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	979,634
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,105,470
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	455,425
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	703,790
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100(a)	1,000,000	860,530
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	2,000,000	1,907,500
Quanta Services, Inc.
2.90%, 10/1/30, Callable 7/1/30 @ 100	1,500,000	1,207,905
2.35%, 1/15/32, Callable 10/15/31 @ 100	250,000	184,185
Ryder System, Inc.
3.40%, 3/1/23, Callable 2/1/23 @ 100, MTN	1,000,000	992,420
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	2,000,000	1,779,920
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	783,504
Spirit Airlines Pass Through Trust, 3.38%, 2/15/30	1,028,958	879,800
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	1,333,000	1,183,397
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,308,345
3.63%, 2/1/31, Callable 11/1/30 @ 100	2,750,000	2,279,860
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	872,950
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	2,100,000	1,825,929
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	707,030
United Airlines Pass Through Trust
4.88%, 1/15/26	273,028	251,262
3.70%, 3/1/30	404,557	313,151
		44,904,543
Information Technology (2.5%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	471,945
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	872,044
Broadcom, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)	500,000	440,765
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	1,882,450
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	1,534,480
4.93%, 5/15/37, Callable 2/15/37 @ 100 (a)	500,000	413,635
Dell International LLC/EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100(a)	500,000	308,885
Dell, Inc., 5.40%, 9/10/40	2,000,000	1,610,020
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,149,405
5.40%, 8/15/32, Callable 5/15/32 @ 100	1,000,000	927,060
HP, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100	1,500,000	1,319,325
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,103,865
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	1,474,000	1,163,649
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	1,050,000	871,238
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	2,250,000	1,636,267

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	$2,000,000	$1,747,920
2.53%, 6/1/50, Callable 12/1/49 @ 100	750,000	493,283
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	766,440
5.60%, 6/1/32, Callable 3/1/32 @ 100	1,000,000	948,400
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	807,000
3.85%, 7/15/36, Callable 1/15/36 @ 100	750,000	561,517
3.60%, 4/1/50, Callable 10/1/49 @ 100	1,000,000	625,660
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	3,909,000	2,927,059
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	912,000
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	1,577,900
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	3,400,000	2,704,156
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	1,500,000	1,024,140
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	1,500,000	1,345,290
		32,145,798
Materials (1.9%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	1,500,000	1,434,630
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	1,352,000	1,106,517
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	640,088
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,108,590
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,125,555
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	1,500,000	1,392,435
Berry Global, Inc., 4.88%, 7/15/26, Callable 11/14/22 @ 102.44(a)	1,000,000	939,880
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	641,000	598,476
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	1,000,000	863,870
Commercial Metals Co.
3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	787,160
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	500,000	395,030
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	2,500,000	1,824,275
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100	1,250,000	798,325
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	1,500,000	1,359,015
Glencore Funding LLC
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	382,590
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	774,010
LYB International Finance III LLC
2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	388,530
3.38%, 10/1/40, Callable 4/1/40 @ 100	500,000	344,070
Martin Marietta Materials, Inc.
3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	576,675
2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	776,180
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	1,250,000	951,600
Packaging Corp. of America
3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	455,295
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,875,000	1,181,119
Reliance Steel & Aluminum Co.
4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	498,755
2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	761,540
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	471,655
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	856,690
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	1,500,000	1,161,405
		23,953,960
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	2,750,000	2,025,512

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	$750,000	$679,500
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	814,510
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100	1,250,000	923,188
2.45%, 10/1/33, Callable 7/1/33 @ 100	1,000,000	708,560
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	500,000	380,330
Crown Castle International Corp.
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,144,935
2.90%, 4/1/41, Callable 10/1/40 @ 100	1,750,000	1,142,523
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,216,545
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,168,830
GLP Capital LP / GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	933,000	700,030
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	818,180
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	406,940
3.50%, 9/15/30, Callable 6/15/30 @ 100	1,017,000	812,390
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	442,895
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	443,540
3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	1,190,925
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	2,000,000	1,398,800
Physicians Realty LP
4.30%, 3/15/27, Callable 12/15/26 @ 100	750,000	701,212
2.63%, 11/1/31, Callable 8/1/31 @ 100	1,000,000	760,180
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	2,000,000	1,774,260
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	466,855
		20,120,640
Utilities (2.8%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,020,075
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	2,000,000	1,351,760
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,157,408
3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	861,740
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	907,710
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,202,115
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,198,110
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	843,370
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,169,715
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	824,980
3.00%, 3/1/32, Callable 12/1/31 @ 100	1,000,000	841,340
3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	378,295
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	750,000	620,783
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	2,500,000	1,957,425
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	1,200,000	915,300
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,642,160
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	884,010
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100	1,000,000	659,310
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,525,000	1,326,780
ITC Holdings Corp., 4.95%, 9/22/27, Callable 8/22/27 @ 100(a)	1,000,000	975,360
NextEra Energy Capital Holdings, Inc.
3.01% (SOFR+40bps), 11/3/23, Callable 11/14/22 @ 100 (b)	1,500,000	1,486,020
2.44%, 1/15/32, Callable 10/15/31 @ 100	2,000,000	1,554,460
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	1,000,000	867,320
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100(a)	938,000	734,914

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100(a)	$1,500,000	$956,550
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,568,560
Public Service Electric & Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN	2,000,000	1,564,540
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a)	1,000,000	909,770
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	835,130
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	740,100
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	750,000	480,067
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	766,380
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	500,000	426,880
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	1,250,000	806,900
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	389,405
		34,824,742
Total Corporate Bonds (Cost $478,318,521)		393,470,384

Yankee Dollars (7.8%)
Communication Services (0.3%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,000,000	814,390
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	4,000,000	3,448,280
		4,262,670
Consumer Discretionary (0.5%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a)	1,000,000	834,320
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,439,925
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	445,660
4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	500,000	469,165
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a)	1,500,000	1,083,420
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a)	1,000,000	888,010
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)	1,269,000	858,288
		6,018,788
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	547,627
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	509,632
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	1,750,000	1,358,858
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100(a)	1,500,000	1,297,650
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a)	1,000,000	849,900
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(a)	750,000	612,203
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a)	3,000,000	2,200,770
		7,376,640
Energy (0.5%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a)	750,000	638,085
BP Capital Markets PLC
4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)(e)	750,000	647,662
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)(e)	2,000,000	1,838,160

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Korea National Oil Corp., 2.63%, 4/18/32(a)	$1,500,000	$1,205,445
Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100(a)	500,000	351,715
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	1,500,000	1,052,220
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 11/11/22 @ 101.47(a)	271,397	257,453
		5,990,740
Financials (4.2%):
ABN AMRO Bank NV, 4.80%, 4/18/26(a)	500,000	473,630
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100(a)	833,000	807,027
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	1,500,000	1,130,265
Bank of New Zealand
1.00%, 3/3/26 (a)	1,600,000	1,388,848
2.87%, 1/27/32 (a)	750,000	614,565
Barclays PLC
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	480,770
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	2,000,000	1,674,840
5.75% (H15T1Y+300bps), 8/9/33, Callable 8/9/32 @ 100 (b)	500,000	454,730
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)(b)	1,000,000	986,220
BPCE SA
4.00%, 9/12/23 (a)	500,000	492,845
3.25%, 1/11/28 (a)	1,000,000	880,970
5.75% (SOFR+287bps), 7/19/33, Callable 7/19/32 @ 100 (a)(b)	1,000,000	925,220
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	792,590
Commonwealth Bank of Australia
2.69%, 3/11/31 (a)	1,000,000	753,980
3.78%, 3/14/32 (a)	2,000,000	1,596,840
Cooperatieve Rabobank UA
1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a)(b)	2,000,000	1,706,000
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	572,318
Credit Agricole SA, 3.25%, 10/4/24(a)	1,250,000	1,195,675
Credit Suisse Group AG
1.31% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a)(b)	1,000,000	811,020
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	2,174,000	1,957,861
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	465,945
Deutsche Bank AG
1.69%, 3/19/26	1,500,000	1,306,695
6.12% (SOFR+319bps), 7/14/26, Callable 7/14/25 @ 100 (b)	750,000	728,797
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	2,000,000	1,317,620
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a)	2,000,000	1,889,260
HSBC Holdings PLC
3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	483,490
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	1,000,000	777,030
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100(b)	2,000,000	1,525,820
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	500,000	293,815
Lloyds Banking Group PLC
2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	249,363
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	850,260
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	219,113
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	1,250,000	921,550
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(b)(d)	1,000,000	917,990
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(b)	1,500,000	1,440,870

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.
2.56%, 9/13/31	$1,000,000	$738,750
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,099,845
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100(a)(b)	1,500,000	1,272,390
Nationwide Building Society
4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	740,392
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	222,720
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	431,300
Nomura Holdings, Inc., 5.61%, 7/6/29	1,500,000	1,427,085
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)	1,000,000	860,220
Royal Bank of Scotland Group PLC, 4.44% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100(b)	1,000,000	876,550
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100(b)	2,000,000	1,490,380
Societe Generale SA
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	500,000	422,185
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	1,000,000	750,840
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a)(b)	1,000,000	890,560
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(b)	500,000	436,275
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	1,500,000	1,124,520
Swedbank AB, 0.85%, 3/18/24(a)	1,500,000	1,411,620
The Bank of Nova Scotia
4.50%, 12/16/25	500,000	482,700
1.30%, 9/15/26	1,000,000	858,740
2.45%, 2/2/32	1,000,000	761,620
The Toronto-Dominion Bank, 2.00%, 9/10/31	1,500,000	1,122,315
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	913,330
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	740,350
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	1,000,000	735,700
		52,894,219
Health Care (0.4%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	758,000	665,312
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,500,000	2,628,465
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,567,920
		4,861,697
Industrials (0.6%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a)	1,785,578	1,564,381
Aircastle Ltd.
4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	492,030
4.25%, 6/15/26, Callable 4/15/26 @ 100	1,000,000	896,770
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a)	750,000	651,060
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	833,000	667,633
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,800,000	1,467,900
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	750,000	660,225
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a)	275,000	236,651
Siemens Financieringsmaatschappij NV
1.70%, 3/11/28 (a)	1,000,000	839,500
2.15%, 3/11/31 (a)	1,000,000	797,510
		8,273,660

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 6/1/27, Callable 5/1/27 @ 100	$333,000	$314,345
2.65%, 2/15/32, Callable 11/15/31 @ 100 (a)	1,500,000	1,121,790
		1,436,135
Materials (0.3%):
Anglo American Capital PLC, 4.00%, 9/11/27(a)	1,000,000	915,810
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)	1,000,000	805,730
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a)	2,000,000	1,600,880
		3,322,420
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	3,233,000	2,517,861

Utilities (0.1%):
Enel Finance International NV, 1.88%, 7/12/28, Callable 5/12/28 @ 100(a)	2,000,000	1,560,340
Total Yankee Dollars (Cost $118,746,440)		98,515,170

Municipal Bonds (2.6%)
Arizona (0.1%):
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	783,590

California (0.2%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	1,000,000	867,678
City of El Cajon Revenue
Series A, 1.70%, 4/1/27	620,000	538,491
Series A, 1.90%, 4/1/28	500,000	424,007
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	459,442
		2,289,618
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,226,814

Connecticut (0.1%):
State of Connecticut, GO
2.55%, 7/1/28	800,000	706,767
Series A, 3.43%, 4/15/28	500,000	465,233
		1,172,000
Florida (0.3%):
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	1,500,000	1,083,248
Florida Development Finance Corp. Revenue, Series A, 3.22%, 2/1/32, Continuously Callable @100	1,020,000	849,173
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,280,924
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	690,743
		3,904,088
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,123,654

Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	795,569

Illinois (0.0%):(f)
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	443,682

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.55%, 2/1/27	$700,000	$612,571
Series A, 4.48%, 8/1/39	835,000	754,329
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	399,336
		1,766,236
Michigan (0.1%):
Michigan Finance Authority Revenue
2.47%, 12/1/25	1,000,000	934,992
3.08%, 12/1/34	1,000,000	822,331
		1,757,323
New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	921,719
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	740,130
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	316,104
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	785,145
		2,763,098
New York (0.1%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,146,558
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	589,717
		1,736,275
Oklahoma (0.1%):
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	821,410

Pennsylvania (0.2%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	455,017
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	751,892
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,111,851
		2,318,760
Texas (0.6%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	635,834
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	502,667
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100	1,070,000	788,004
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000,000	1,603,348
Series D, 2.28%, 7/1/34	370,000	263,017
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	927,277
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,029,553
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26	525,000	462,323
1.82%, 9/1/27	700,000	602,504
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31	270,000	215,758
Series B, 2.78%, 9/1/33, Continuously Callable @100	500,000	388,776
		7,419,061
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28	225,000	192,496
Series J, 2.27%, 11/1/31, Continuously Callable @100	225,000	186,040
Series J, 2.42%, 11/1/32, Continuously Callable @100	275,000	225,892
Series J, 2.47%, 11/1/33, Continuously Callable @100	270,000	218,301
Series J, 2.52%, 11/1/34, Continuously Callable @100	250,000	199,186
Series J, 2.57%, 11/1/35, Continuously Callable @100	300,000	235,816
		1,257,731

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	$1,000,000	$851,507
Total Municipal Bonds (Cost $38,934,863)		32,430,416

U.S. Government Agency Mortgages (6.7%)
Federal Home Loan Mortgage Corp.
Series K028, Class A2, 3.11%, 2/25/23	867,814	864,210
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	947,703
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,415,825
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	80,803
Series K071, Class A2, 3.29%, 11/25/27	500,000	470,620
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	477,641
Series K087, Class A2, 3.77%, 12/25/28	500,000	480,095
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,179,584
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	901,833
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	1,767,735
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	885,152
Series KG02, Class A2, 2.41%, 8/25/29	909,000	794,597
Series K100, Class A2, 2.67%, 9/25/29	545,000	486,785
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	479,565
3.00%, 3/1/31 - 2/1/33	241,202	227,085
3.50%, 5/1/33 - 11/1/47	1,241,389	1,148,072
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	928,139
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	857,005
4.00%, 7/1/42 - 9/1/52	2,580,847	2,418,770
4.50%, 12/1/45	77,912	76,367
		16,887,586
Federal National Mortgage Association
Series M4, Class A2, 3.16%, 3/25/28 (c)	449,180	418,560
Series 2019-M1, Class A2, 3.67%, 9/25/28 (c)	687,793	654,003
Series 2019-M12, Class A2, 2.89%, 6/25/29 (c)	1,000,000	907,025
2.50%, 11/1/34	279,011	253,744
4.00%, 12/1/41 - 6/1/52	28,105,322	26,113,525
3.50%, 9/1/45 - 2/1/50	4,444,171	4,061,906
4.50%, 8/1/47 - 9/1/52	26,400,110	25,140,586
3.00%, 2/1/50 - 2/1/52	2,427,962	2,122,966
2.00%, 11/1/51 - 12/1/51	3,243,487	2,633,232
5.00%, 6/1/52	2,908,991	2,836,080
		65,141,627
Government National Mortgage Association
3.00%, 10/20/51	2,680,343	2,377,883
Total U.S. Government Agency Mortgages (Cost $92,270,541)		84,407,096

U.S. Treasury Obligations (35.9%)
U.S. Treasury Bonds
4.38%, 2/15/38	750,000	797,930
3.50%, 2/15/39	2,770,000	2,635,395
4.38%, 11/15/39	1,000,000	1,055,312
1.13%, 5/15/40	1,000,000	624,531
1.38%, 11/15/40	5,000,000	3,231,250
1.88%, 2/15/41	9,000,000	6,374,531
1.75%, 8/15/41	21,000,000	14,355,469
2.00%, 11/15/41	4,000,000	2,862,500
3.13%, 2/15/43	5,000,000	4,297,656
2.75%, 8/15/47	500,000	399,375
2.75%, 11/15/47	500,000	399,688

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/48	$3,500,000	$2,944,375
3.38%, 11/15/48	7,012,000	6,379,824
1.38%, 8/15/50	7,000,000	4,051,250
1.63%, 11/15/50	3,000,000	1,860,937
1.88%, 2/15/51	3,000,000	1,985,156
2.00%, 8/15/51	2,000,000	1,365,313
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	586,680	551,778
U.S. Treasury Notes
2.00%, 10/31/22	400,000	399,562
0.13%, 7/15/23	7,000,000	6,780,156
0.13%, 8/31/23	5,000,000	4,814,648
0.13%, 10/15/23	2,500,000	2,394,727
0.25%, 11/15/23	7,000,000	6,689,922
0.13%, 1/15/24	10,000,000	9,477,344
0.25%, 6/15/24	10,000,000	9,338,281
0.38%, 7/15/24	7,000,000	6,534,883
3.00%, 7/31/24	7,000,000	6,844,141
0.38%, 8/15/24	10,000,000	9,301,562
0.38%, 9/15/24	5,000,000	4,637,109
1.50%, 10/31/24	3,000,000	2,835,938
1.00%, 12/15/24	30,000,000	27,951,562
2.25%, 12/31/24	5,000,000	4,786,328
1.13%, 1/15/25	4,000,000	3,725,938
2.75%, 2/28/25	850,000	820,316
2.63%, 4/15/25	8,000,000	7,681,875
2.75%, 5/15/25	12,000,000	11,547,188
2.88%, 6/15/25	5,000,000	4,822,266
0.25%, 6/30/25	10,000,000	8,974,219
3.00%, 9/30/25	300,000	289,547
0.25%, 9/30/25	3,500,000	3,110,352
0.38%, 11/30/25	18,000,000	15,956,719
0.38%, 1/31/26	4,000,000	3,523,438
0.75%, 5/31/26	5,000,000	4,416,797
1.50%, 8/15/26	2,000,000	1,809,063
1.38%, 8/31/26	8,000,000	7,200,625
1.13%, 10/31/26	4,000,000	3,546,875
1.63%, 10/31/26	5,000,000	4,528,906
2.00%, 11/15/26	2,700,000	2,479,570
1.25%, 12/31/26	10,000,000	8,882,812
2.38%, 5/15/27	7,000,000	6,487,578
0.50%, 6/30/27	2,500,000	2,116,602
2.25%, 8/15/27	1,000,000	918,906
2.25%, 11/15/27	1,700,000	1,555,102
0.63%, 11/30/27	13,000,000	10,925,078
0.75%, 1/31/28	10,000,000	8,417,969
2.75%, 2/15/28	2,000,000	1,872,344
1.25%, 3/31/28	8,000,000	6,897,500
1.25%, 4/30/28	10,000,000	8,601,562
2.88%, 5/15/28	4,000,000	3,756,563
1.25%, 6/30/28	15,000,000	12,855,469
1.00%, 7/31/28	22,000,000	18,529,844
2.88%, 8/15/28	630,000	590,871
1.13%, 8/31/28	5,000,000	4,233,203
1.25%, 9/30/28	10,000,000	8,513,281
3.13%, 11/15/28	1,000,000	949,922
1.75%, 1/31/29	4,000,000	3,493,125
2.63%, 2/15/29	1,000,000	921,328
2.38%, 3/31/29	15,000,000	13,586,719
2.75%, 5/31/29	5,000,000	4,632,031
3.25%, 6/30/29	10,000,000	9,560,937
1.63%, 8/15/29	10,000,000	8,623,437

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
0.63%, 5/15/30	$2,500,000	$1,969,531
0.63%, 8/15/30	5,000,000	3,917,969
0.88%, 11/15/30	17,000,000	13,546,875
1.13%, 2/15/31	12,000,000	9,721,875
1.63%, 5/15/31	20,000,000	16,790,625
1.25%, 8/15/31	5,000,000	4,042,188
1.38%, 11/15/31	4,000,000	3,251,250
1.88%, 2/15/32	6,000,000	5,086,875
2.88%, 5/15/32	6,000,000	5,550,938
Total U.S. Treasury Obligations (Cost $513,564,844)		454,192,436

Commercial Papers (1.2%)(g)
Arizona Public Service, 3.16%, 10/3/22 (a)	12,300,000	12,296,762
Enterprise Products Operating LLC, 3.32%, 10/3/22 (a)	2,700,000	2,699,253
Total Commercial Papers (Cost $14,997,213)		14,996,015

Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (h)	39,351	39,351
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (h)	26,487	26,487
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (h)	19,638	19,638
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (h)	894,117	894,117
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (h)	39,209	39,209
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (h)	106,467	106,467
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (h)	704,053	704,053
Total Collateral for Securities Loaned (Cost $1,829,322)		1,829,322
Total Investments (Cost $1,440,099,427) — 98.8%		1,248,959,095
Other assets in excess of liabilities — 1.2%		14,623,413
NET ASSETS - 100.00%		$1,263,582,508

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $298,831,476 and amounted to 23.6% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2022.
(d)	All or a portion of this security is on loan.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate represents the effective yield at September 30, 2022.
(h)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2022.
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
TSFR1M—1 month Term SOFR, rate disclosed as of September 30, 2022.
USISDA05—5 Year ICE Swap Rate, rate disclosed as of September 30, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of September 30, 2022.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (6.0%):
AT&T, Inc.	142,276	$2,182,514
DISH Network Corp., Class A (a)	74,976	1,036,918
Fox Corp., Class A	55,438	1,700,838
Liberty Global PLC, Class C (a)	88,901	1,466,867
Liberty Media Corp.-Liberty Formula One, Class C (a)	27,829	1,627,996
Lumen Technologies, Inc. (b)	153,462	1,117,203
News Corp., Class A	52,200	788,742
Omnicom Group, Inc.	13,566	855,879
Paramount Global, Class B (b)	37,383	711,772
The Interpublic Group of Cos., Inc.	54,840	1,403,904
T-Mobile U.S., Inc. (a)	8,876	1,190,893
Warner Bros Discovery, Inc. (a)	81,102	932,673
		15,016,199
Consumer Discretionary (10.6%):
Advance Auto Parts, Inc.	3,988	623,484
AutoZone, Inc. (a)	947	2,028,408
Bath & Body Works, Inc.	11,957	389,798
BorgWarner, Inc.	40,960	1,286,144
D.R. Horton, Inc.	22,110	1,489,109
Dollar General Corp.	11,080	2,657,649
Dollar Tree, Inc. (a)	11,868	1,615,235
Expedia Group, Inc. (a)	4,815	451,117
Ford Motor Co.	93,670	1,049,104
General Motors Co.	36,513	1,171,702
Genuine Parts Co.	6,324	944,300
Lear Corp.	10,728	1,284,034
Lennar Corp., Class A	17,717	1,320,802
LKQ Corp.	26,770	1,262,206
Mohawk Industries, Inc. (a)	9,012	821,804
Newell Brands, Inc.	82,088	1,140,202
O'Reilly Automotive, Inc. (a)	1,436	1,010,011
PulteGroup, Inc.	30,294	1,136,025
Target Corp.	6,560	973,438
Tractor Supply Co.	5,713	1,061,933
Ulta Beauty, Inc. (a)	3,621	1,452,709
Whirlpool Corp.	9,635	1,298,894
		26,468,108
Consumer Staples (6.8%):
Archer-Daniels-Midland Co.	27,924	2,246,486
Costco Wholesale Corp.	3,462	1,634,999
General Mills, Inc.	21,256	1,628,422
Kellogg Co.	21,542	1,500,616
Molson Coors Beverage Co., Class B	37,318	1,790,891
The J.M. Smucker Co.	12,565	1,726,557
The Kraft Heinz Co.	59,492	1,984,058
The Kroger Co.	45,234	1,978,987
Tyson Foods, Inc., Class A	26,451	1,743,914
Walgreens Boots Alliance, Inc.	26,981	847,203
		17,082,133
Energy (3.8%):
APA Corp.	22,268	761,343
ConocoPhillips	13,736	1,405,742
Coterra Energy, Inc.	24,348	635,970
Devon Energy Corp.	14,316	860,821
Diamondback Energy, Inc.	7,310	880,563
EOG Resources, Inc.	5,217	582,895
EQT Corp.	21,678	883,378

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	19,663	$1,716,777
Marathon Oil Corp.	42,961	970,059
Occidental Petroleum Corp.	12,845	789,325
		9,486,873
Financials (11.7%):
Alleghany Corp. (a)	2,166	1,818,075
Ally Financial, Inc.	32,219	896,655
American International Group, Inc.	23,899	1,134,725
Arch Capital Group Ltd. (a)	17,547	799,090
Assurant, Inc.	6,999	1,016,745
Berkshire Hathaway, Inc., Class B (a)	4,879	1,302,791
Capital One Financial Corp.	11,384	1,049,263
Citigroup, Inc.	30,470	1,269,685
Citizens Financial Group, Inc.	37,787	1,298,361
Equitable Holdings, Inc.	47,065	1,240,163
Everest Re Group Ltd.	7,025	1,843,641
Franklin Resources, Inc.	34,540	743,301
Invesco Ltd.	77,710	1,064,627
Lincoln National Corp.	19,050	836,486
Loews Corp.	33,896	1,689,377
M&T Bank Corp.	4,340	765,229
MetLife, Inc.	25,653	1,559,189
Prudential Financial, Inc.	15,585	1,336,881
Raymond James Financial, Inc.	10,154	1,003,418
Regions Financial Corp.	66,106	1,326,747
The Goldman Sachs Group, Inc.	5,746	1,683,865
W.R. Berkley Corp.	31,581	2,039,501
Wells Fargo & Co.	35,085	1,411,119
		29,128,934
Health Care (15.9%):
AbbVie, Inc.	17,343	2,327,604
AmerisourceBergen Corp.	16,842	2,279,228
Bristol-Myers Squibb Co.	37,563	2,670,354
Cardinal Health, Inc.	33,913	2,261,319
Centene Corp. (a)	18,550	1,443,375
Cigna Corp.	6,954	1,929,526
CVS Health Corp.	22,872	2,181,303
Elevance Health, Inc.	3,604	1,637,081
Eli Lilly & Co.	6,979	2,256,660
Jazz Pharmaceuticals PLC (a)	13,629	1,816,609
Laboratory Corp. of America Holdings	7,240	1,482,824
McKesson Corp.	6,185	2,102,096
Merck & Co., Inc.	31,121	2,680,141
Moderna, Inc. (a)	5,888	696,256
Molina Healthcare, Inc. (a)	4,926	1,624,792
Pfizer, Inc.	49,063	2,146,997
Quest Diagnostics, Inc.	8,125	996,856
Regeneron Pharmaceuticals, Inc. (a)	1,603	1,104,259
UnitedHealth Group, Inc.	1,887	953,010
Universal Health Services, Inc., Class B	15,054	1,327,462
Vertex Pharmaceuticals, Inc. (a)	8,462	2,450,087
Viatris, Inc.	147,584	1,257,416
		39,625,255
Industrials (13.9%):
AMERCO, Inc.	3,703	1,885,642
C.H. Robinson Worldwide, Inc.	10,201	982,458
Carlisle Cos., Inc.	3,376	946,664
FedEx Corp.	8,395	1,246,406
General Dynamics Corp.	9,963	2,113,850

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	10,048	$2,225,632
Jacobs Solutions, Inc.	15,431	1,674,109
Knight-Swift Transportation Holdings, Inc.	43,701	2,138,290
L3Harris Technologies, Inc.	9,372	1,947,783
Leidos Holdings, Inc.	19,078	1,668,753
Lockheed Martin Corp.	2,780	1,073,886
Northrop Grumman Corp.	5,488	2,581,116
Owens Corning	16,587	1,303,904
PACCAR, Inc.	13,047	1,091,903
Quanta Services, Inc.	6,360	810,200
Raytheon Technologies Corp.	18,783	1,537,576
Republic Services, Inc.	20,549	2,795,486
Robert Half International, Inc.	10,235	782,978
Snap-on, Inc.	8,782	1,768,256
Textron, Inc.	24,489	1,426,729
United Rentals, Inc. (a)	4,795	1,295,225
Westinghouse Air Brake Technologies Corp.	17,871	1,453,806
		34,750,652
Information Technology (17.0%):
Akamai Technologies, Inc. (a)	12,916	1,037,413
Analog Devices, Inc.	6,913	963,257
Apple, Inc.	8,077	1,116,241
Arista Networks, Inc. (a)	14,033	1,584,185
Arrow Electronics, Inc. (a)	17,668	1,628,813
Automatic Data Processing, Inc.	4,393	993,653
Broadcom, Inc.	3,869	1,717,875
Cadence Design Systems, Inc. (a)	5,440	889,059
Cisco Systems, Inc.	30,113	1,204,520
Cognizant Technology Solutions Corp., Class A	31,224	1,793,507
Corning, Inc.	52,746	1,530,689
Dell Technologies, Inc., Class C	39,615	1,353,645
Enphase Energy, Inc. (a)	1,546	428,969
Fiserv, Inc. (a)	10,487	981,269
Fortinet, Inc. (a)	14,167	696,025
Gartner, Inc. (a)	3,173	877,937
Hewlett Packard Enterprise Co.	121,677	1,457,690
HP, Inc.	48,756	1,215,000
Intel Corp.	52,098	1,342,565
International Business Machines Corp.	17,556	2,085,828
Jack Henry & Associates, Inc.	12,754	2,324,672
Juniper Networks, Inc.	79,963	2,088,634
Micron Technology, Inc.	24,336	1,219,234
NetApp, Inc.	26,195	1,620,161
NortonLifeLock, Inc.	37,836	762,017
NXP Semiconductors NV	4,748	700,377
ON Semiconductor Corp. (a)	20,230	1,260,936
Palo Alto Networks, Inc. (a)	5,770	945,068
Paychex, Inc.	9,505	1,066,556
QUALCOMM, Inc.	6,501	734,483
Seagate Technology Holdings PLC	22,662	1,206,298
SolarEdge Technologies, Inc. (a)	1,654	382,835
Synopsys, Inc. (a)	2,795	853,900
TE Connectivity Ltd.	7,795	860,256
VMware, Inc., Class A	7,185	764,915
Western Digital Corp. (a)	24,374	793,374
		42,481,856
Materials (4.2%):
Alcoa Corp.	7,503	252,551
CF Industries Holdings, Inc.	14,116	1,358,665
Cleveland-Cliffs, Inc. (a)	48,324	650,924

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Corteva, Inc.	29,967	$1,712,614
LyondellBasell Industries NV, Class A	14,875	1,119,790
Nucor Corp.	12,323	1,318,438
Steel Dynamics, Inc.	19,569	1,388,421
The Mosaic Co.	21,256	1,027,302
Westlake Corp.	12,363	1,074,097
Westrock Co.	17,666	545,703
		10,448,505
Real Estate (4.4%):
Camden Property Trust	7,046	841,645
CBRE Group, Inc., Class A (a)	9,931	670,442
Extra Space Storage, Inc.	11,394	1,967,858
Gaming and Leisure Properties, Inc.	13,566	600,160
Iron Mountain, Inc.	36,198	1,591,626
Mid-America Apartment Communities, Inc.	5,358	830,865
Prologis, Inc.	8,315	844,804
Public Storage	4,065	1,190,273
VICI Properties, Inc.	22,723	678,281
Weyerhaeuser Co.	40,472	1,155,880
WP Carey, Inc.	9,410	656,818
		11,028,652
Utilities (5.0%):
Consolidated Edison, Inc.	27,914	2,393,905
Constellation Energy Corp.	30,816	2,563,583
Edison International	14,728	833,310
Exelon Corp.	46,338	1,735,822
NiSource, Inc.	36,691	924,246
PG&E Corp. (a)	76,159	951,988
Sempra Energy	6,010	901,139
UGI Corp.	24,858	803,659
Vistra Corp.	69,095	1,450,995
		12,558,647
Total Common Stocks (Cost $264,318,017)		248,075,814

Collateral for Securities Loaned (0.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	19,409	19,409
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	13,064	13,064
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	9,686	9,686
HSBC U.S. Government Money Market Fund I Shares, 2.91% (c)	441,011	441,011
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	19,340	19,340
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	52,513	52,513
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	347,265	347,265
Total Collateral for Securities Loaned (Cost $902,288)		902,288
Total Investments (Cost $265,220,305) — 99.7%		248,978,102
Other assets in excess of liabilities — 0.3%		665,136
NET ASSETS - 100.00%		$249,643,238

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2022
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	7	12/16/22	$1,356,544	$1,260,525	$(96,019)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(96,019)
	Total net unrealized appreciation (depreciation)				$(96,019)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (2.8%):
AMC Networks, Inc., Class A (a)	6,341	$128,722
Cars.com, Inc. (a)	35,583	409,205
EchoStar Corp., Class A (a)	37,342	615,023
Entercom Communications Corp. (a)(b)	428,073	165,279
Gannett Co., Inc. (a)	49,461	75,675
Gogo, Inc. (a)	11,941	144,725
Gray Television, Inc.	29,943	428,784
Iridium Communications, Inc. (a)	7,843	347,994
Lions Gate Entertainment Corp., Class A (a)	19,220	142,805
Nexstar Media Group, Inc., Class A	3,331	555,777
Scholastic Corp.	18,076	556,018
TEGNA, Inc.	35,399	732,051
Telephone & Data Systems, Inc.	46,672	648,741
The EW Scripps Co., Class A (a)	29,196	329,039
United States Cellular Corp. (a)	29,031	755,677
WideOpenWest, Inc. (a)	25,216	309,400
World Wrestling Entertainment, Inc., Class A	5,855	410,845
		6,755,760
Consumer Discretionary (12.3%):
Abercrombie & Fitch Co. (a)	7,993	124,291
Academy Sports & Outdoors, Inc.	13,723	578,836
Adtalem Global Education, Inc. (a)	20,689	754,114
American Axle & Manufacturing Holdings, Inc. (a)	45,890	313,429
Asbury Automotive Group, Inc. (a)	3,066	463,273
AutoNation, Inc. (a)	5,509	561,202
Big Lots, Inc.	10,150	158,442
Boot Barn Holdings, Inc. (a)	3,010	175,965
Caleres, Inc.	14,743	357,075
Capri Holdings Ltd. (a)	8,974	344,961
Century Communities, Inc.	8,062	344,892
Chico's FAS, Inc. (a)	43,347	209,799
Clarus Corp. (b)	18,733	252,334
Dana, Inc.	29,601	338,339
Designer Brands, Inc., Class A	11,200	171,472
Dick's Sporting Goods, Inc.	3,211	335,999
Dillard's, Inc., Class A (b)	1,436	391,683
Ethan Allen Interiors, Inc.	31,146	658,426
Foot Locker, Inc.	7,887	245,522
Franchise Group, Inc.	13,846	336,458
Funko, Inc., Class A (a)	21,657	437,905
Genesco, Inc. (a)	6,583	258,844
G-III Apparel Group Ltd. (a)	16,763	250,607
Golden Entertainment, Inc. (a)	9,493	331,211
Graham Holdings Co., Class B	1,586	853,236
Grand Canyon Education, Inc. (a)	9,506	781,868
Green Brick Partners, Inc. (a)	23,299	498,133
Group 1 Automotive, Inc.	2,622	374,605
H&R Block, Inc.	18,872	802,815
Harley-Davidson, Inc.	7,074	246,741
Haverty Furniture Cos., Inc.	10,785	268,547
Hilton Grand Vacations, Inc. (a)	6,780	222,994
Hovnanian Enterprises, Inc., Class A (a)	8,712	311,018
Hyatt Hotels Corp., Class A (a)	4,049	327,807
KB Home	15,098	391,340
Kohl's Corp.	11,046	277,807
Laureate Education, Inc., Class A	56,816	599,409
M/I Homes, Inc. (a)	9,886	358,170
Macy's, Inc.	22,647	354,878
MarineMax, Inc. (a)	12,151	361,978

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Mattel, Inc. (a)	14,139	$267,793
MDC Holdings, Inc.	16,728	458,682
Meritage Homes Corp. (a)	6,319	444,036
Modine Manufacturing Co. (a)	36,198	468,402
Movado Group, Inc.	15,106	425,687
Murphy USA, Inc.	3,362	924,247
Oxford Industries, Inc.	2,646	237,558
Penske Automotive Group, Inc.	5,007	492,839
Perdoceo Education Corp. (a)	64,470	664,041
Playa Hotels & Resorts NV (a)	29,640	172,505
PVH Corp.	3,408	152,678
Qurate Retail, Inc., Class A	142,306	286,035
Service Corp. International	14,463	835,094
Shoe Carnival, Inc.	17,482	374,814
Signet Jewelers Ltd.	6,389	365,387
Skyline Champion Corp. (a)	9,129	482,650
Smith & Wesson Brands, Inc.	39,892	413,680
Sonic Automotive, Inc., Class A	10,041	434,775
Standard Motor Products, Inc.	11,533	374,823
Strategic Education, Inc.	10,778	661,877
Stride, Inc. (a)	15,020	631,291
Target Hospitality Corp. (a)(b)	14,267	180,050
Taylor Morrison Home Corp. (a)	16,309	380,326
Tenneco, Inc., Class A (a)	22,398	389,501
The Aaron's Co., Inc.	32,142	312,420
The Container Store Group, Inc. (a)	52,065	255,119
The Goodyear Tire & Rubber Co. (a)	36,894	372,260
The ODP Corp. (a)	13,908	488,866
Toll Brothers, Inc.	11,689	490,938
TravelCenters of America, Inc. (a)	9,235	498,044
Tri Pointe Homes, Inc. (a)	28,004	423,140
Vista Outdoor, Inc. (a)	13,044	317,230
Visteon Corp. (a)	2,398	254,332
Winnebago Industries, Inc.	3,962	210,818
Zumiez, Inc. (a)	8,170	175,900
		29,744,263
Consumer Staples (5.5%):
Cal-Maine Foods, Inc.	20,236	1,124,919
Coca-Cola Consolidated, Inc.	701	288,623
Edgewell Personal Care Co.	18,009	673,537
Flowers Foods, Inc.	27,906	688,999
Fresh Del Monte Produce, Inc.	25,255	586,926
Grocery Outlet Holding Corp. (a)	9,466	315,123
Hostess Brands, Inc. (a)	56,378	1,310,225
Ingles Markets, Inc., Class A	10,231	810,397
Ingredion, Inc.	6,149	495,117
MGP Ingredients, Inc.	6,569	697,365
Pilgrim's Pride Corp. (a)	29,493	678,929
Post Holdings, Inc. (a)	6,056	496,047
Seaboard Corp.	259	881,289
SpartanNash Co.	18,049	523,782
Sprouts Farmers Market, Inc. (a)	17,522	486,235
The Andersons, Inc.	15,195	471,501
TreeHouse Foods, Inc. (a)	8,297	351,959
United Natural Foods, Inc. (a)	9,056	311,255
Universal Corp.	19,766	910,027
Veru, Inc. (a)	11,572	133,309
Weis Markets, Inc.	14,857	1,058,413
		13,293,977

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Energy (4.1%):
Antero Resources Corp. (a)	10,313	$314,856
Arch Resources, Inc.	3,011	357,105
Berry Corp.	42,701	320,257
Chord Energy Corp.	1,641	224,439
Civitas Resources, Inc.	6,999	401,673
CNX Resources Corp. (a)	12,302	191,050
Comstock Resources, Inc. (a)	24,367	421,305
CONSOL Energy, Inc.	6,519	419,302
CVR Energy, Inc.	7,217	209,149
Dorian LPG Ltd.	45,069	611,586
Gran Tierra Energy, Inc. (a)	294,826	356,739
Helix Energy Solutions Group, Inc. (a)	95,237	367,615
HF Sinclair Corp.	5,726	308,288
International Seaways, Inc.	22,730	798,505
Kosmos Energy Ltd. (a)	58,848	304,244
Laredo Petroleum, Inc. (a)	5,821	365,850
Murphy Oil Corp.	11,886	418,031
Ovintiv, Inc.	9,067	417,082
Patterson-UTI Energy, Inc.	12,216	142,683
PBF Energy, Inc., Class A (a)	11,971	420,900
PDC Energy, Inc.	6,391	369,336
Peabody Energy Corp. (a)(b)	16,533	410,349
Permian Resources Corp. (a)	55,192	375,306
SandRidge Energy, Inc. (a)	19,589	319,497
SilverBow Resources, Inc. (a)	10,263	275,869
SM Energy Co.	9,893	372,076
Talos Energy, Inc. (a)	10,231	170,346
Transocean Ltd. (a)	103,885	256,596
		9,920,034
Financials (11.3%):
A-Mark Precious Metals, Inc.	8,032	228,029
Amerant Bancorp, Inc.	12,461	309,531
American Equity Investment Life Holding Co.	11,290	421,004
Associated Banc-Corp.	18,215	365,757
Assured Guaranty Ltd.	10,064	487,601
Axis Capital Holdings Ltd.	7,841	385,385
BancFirst Corp.	8,236	736,875
Blucora, Inc. (a)	17,269	333,982
Bread Financial Holdings, Inc.	4,597	144,576
Brighthouse Financial, Inc. (a)	10,013	434,764
BrightSpire Capital, Inc.	46,696	294,652
Chimera Investment Corp.	34,260	178,837
Cowen, Inc., Class A	19,152	740,033
Customers Bancorp, Inc. (a)	7,350	216,678
CVB Financial Corp.	41,462	1,049,818
Encore Capital Group, Inc. (a)	7,791	354,335
Enova International, Inc. (a)	13,635	399,096
Enstar Group Ltd. (a)	2,063	349,864
First BanCorp/Puerto Rico	18,629	254,845
First Financial Corp., Class A	11,502	519,775
First Horizon Corp.	28,170	645,093
Flagstar Bancorp, Inc.	17,981	600,565
Flushing Financial Corp.	16,474	319,101
FNB Corp.	62,302	722,703
Franklin BSP Realty Trust, Inc.	16,811	181,054
Genworth Financial, Inc. (a)	126,929	444,252
Granite Point Mortgage Trust, Inc.	39,679	255,533
Hancock Whitney Corp.	5,666	259,559
Hanmi Financial Corp.	29,926	708,648
HarborOne Bancorp, Inc.	37,627	504,954

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Hope Bancorp, Inc.	54,531	$689,272
Jefferies Financial Group, Inc.	23,391	690,035
Metropolitan Bank Holding Corp. (a)	3,944	253,836
MFA Financial, Inc.	31,815	247,521
MGIC Investment Corp.	40,828	523,415
Midland States Bancorp, Inc.	32,765	772,271
Mr. Cooper Group, Inc. (a)	11,817	478,589
National Western Life Group, Inc., Class A	3,276	559,541
Navient Corp.	34,134	501,428
Nelnet, Inc., Class A	11,655	922,959
New York Community Bancorp, Inc. (b)	44,878	382,809
Nicolet Bankshares, Inc. (a)	7,006	493,503
OceanFirst Financial Corp.	19,440	362,362
OFG Bancorp	11,631	292,287
PennyMac Financial Services, Inc.	10,791	462,934
Popular, Inc.	4,622	333,061
ProAssurance Corp.	17,375	338,986
Radian Group, Inc.	13,977	269,616
Ready Capital Corp.	16,983	172,208
Reinsurance Group of America, Inc.	2,389	300,560
Rithm Capital Corp.	44,626	326,662
Safety Insurance Group, Inc.	7,607	620,427
SiriusPoint Ltd. (a)	63,644	315,038
Stock Yards Bancorp, Inc.	6,500	442,065
StoneX Group, Inc. (a)	4,308	357,306
The Hanover Insurance Group, Inc.	3,634	465,661
TPG RE Finance Trust, Inc.	39,506	276,542
TriCo Bancshares	9,165	409,217
United Bankshares, Inc.	10,478	374,589
United Fire Group, Inc.	11,747	337,491
Universal Insurance Holdings, Inc.	30,749	302,878
Unum Group	14,660	568,808
White Mountains Insurance Group Ltd.	387	504,269
Wintrust Financial Corp.	3,953	322,367
		27,517,412
Health Care (21.3%):
1Life Healthcare, Inc. (a)	14,878	255,158
Acadia Healthcare Co., Inc. (a)	6,906	539,911
AdaptHealth Corp. (a)	26,848	504,205
Addus HomeCare Corp. (a)	8,330	793,349
Adicet Bio, Inc. (a)	32,614	463,771
Agiliti, Inc. (a)	28,829	412,543
Alignment Healthcare, Inc. (a)	17,475	206,904
Alkermes PLC (a)	27,685	618,206
Allscripts Healthcare Solutions, Inc. (a)	38,105	580,339
AMN Healthcare Services, Inc. (a)	7,431	787,389
Amneal Pharmaceuticals, Inc. (a)	160,718	324,650
Amphastar Pharmaceuticals, Inc. (a)	25,195	707,980
AngioDynamics, Inc. (a)	32,793	670,945
ANI Pharmaceuticals, Inc. (a)	16,879	542,491
Apollo Medical Holdings, Inc. (a)(b)	6,092	237,588
Arvinas, Inc. (a)	4,377	194,733
Atea Pharmaceuticals, Inc. (a)	34,347	195,434
Atrion Corp.	1,610	909,650
Avanos Medical, Inc. (a)	23,954	521,718
Bioventus, Inc., Class A (a)	28,788	201,516
Catalyst Pharmaceuticals, Inc. (a)	51,770	664,209
Celldex Therapeutics, Inc. (a)	6,670	187,494
Cerevel Therapeutics Holdings, Inc. (a)	10,189	287,941
Change Healthcare, Inc. (a)	25,199	692,721
ChemoCentryx, Inc. (a)	3,964	204,780

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Chinook Therapeutics, Inc. (a)	9,248	$181,816
Collegium Pharmaceutical, Inc. (a)	29,549	473,375
Computer Programs and Systems, Inc. (a)	25,710	716,795
CONMED Corp.	2,887	231,451
Corcept Therapeutics, Inc. (a)	24,593	630,565
CorVel Corp. (a)	5,312	735,340
Covetrus, Inc. (a)	22,719	474,373
Cross Country Healthcare, Inc. (a)	29,492	836,688
Cutera, Inc. (a)	3,880	176,928
Cytokinetics, Inc. (a)	9,874	478,395
Dynavax Technologies Corp. (a)	33,866	353,561
Eagle Pharmaceuticals, Inc. (a)	20,491	541,372
Emergent BioSolutions, Inc. (a)	17,201	361,049
Enanta Pharmaceuticals, Inc. (a)	13,188	684,062
Encompass Health Corp.	6,703	303,177
Enhabit, Inc. (a)	3,351	47,048
Enovis Corp. (a)	4,587	211,323
Envista Holdings Corp. (a)	12,591	413,111
Evolent Health, Inc., Class A (a)	14,717	528,782
Evolus, Inc. (a)(b)	35,809	288,262
Exelixis, Inc. (a)	37,144	582,418
Fulgent Genetics, Inc. (a)	7,474	284,909
Geron Corp. (a)	121,314	283,875
Haemonetics Corp. (a)	4,131	305,818
Halozyme Therapeutics, Inc. (a)	8,341	329,803
Harmony Biosciences Holdings, Inc. (a)	11,828	523,862
HealthStream, Inc. (a)	21,859	464,722
ICU Medical, Inc. (a)	4,691	706,465
Innoviva, Inc. (a)	51,238	594,873
Integer Holdings Corp. (a)	9,477	589,754
Integra LifeSciences Holdings Corp. (a)	7,233	306,390
Intra-Cellular Therapies, Inc. (a)	7,273	338,413
Invitae Corp. (a)(b)	57,109	140,488
iRhythm Technologies, Inc. (a)	2,820	353,290
Ironwood Pharmaceuticals, Inc. (a)	75,587	783,081
iTeos Therapeutics, Inc. (a)	25,905	493,490
IVERIC bio, Inc. (a)	17,811	319,529
Kezar Life Sciences, Inc. (a)	35,136	302,521
Krystal Biotech, Inc. (a)	3,557	247,923
Lantheus Holdings, Inc. (a)	7,041	495,194
LeMaitre Vascular, Inc.	7,886	399,662
LHC Group, Inc. (a)	5,158	844,158
LivaNova PLC (a)	4,850	246,235
Meridian Bioscience, Inc. (a)	16,948	534,370
Merit Medical Systems, Inc. (a)	13,098	740,168
Multiplan Corp. (a)(b)	120,630	345,002
Myriad Genetics, Inc. (a)	19,795	377,689
National HealthCare Corp.	14,581	923,561
NextGen Healthcare, Inc. (a)	34,767	615,376
NuVasive, Inc. (a)	7,052	308,948
OPKO Health, Inc. (a)	146,430	276,753
Option Care Health, Inc. (a)	18,028	567,341
OraSure Technologies, Inc. (a)	102,967	390,245
Orthofix Medical, Inc. (a)	14,384	274,878
Owens & Minor, Inc.	11,868	286,019
Pacira BioSciences, Inc. (a)	11,862	630,940
Patterson Cos., Inc.	12,114	290,978
Pediatrix Medical Group, Inc. (a)	25,869	427,097
Perrigo Co. PLC	23,086	823,247
Phibro Animal Health Corp., Class A	20,483	272,219
Premier, Inc., Class A	25,816	876,195
Prestige Consumer Healthcare, Inc. (a)	18,378	915,776

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Privia Health Group, Inc. (a)	7,050	$240,123
Prometheus Biosciences, Inc. (a)	5,236	308,976
Prothena Corp. PLC (a)	7,733	468,852
QuidelOrtho Corp. (a)	5,328	380,845
R1 RCM, Inc. (a)	14,692	272,243
REGENXBIO, Inc. (a)	20,231	534,705
Repligen Corp. (a)	1,396	261,206
Sarepta Therapeutics, Inc. (a)	2,478	273,918
Select Medical Holdings Corp.	21,737	480,388
Shockwave Medical, Inc. (a)	806	224,124
SIGA Technologies, Inc.	51,914	534,714
Simulations Plus, Inc.	4,660	226,196
Sorrento Therapeutics, Inc. (a)(b)	230,778	362,321
Supernus Pharmaceuticals, Inc. (a)	22,219	752,113
Surgery Partners, Inc. (a)	10,903	255,130
Syndax Pharmaceuticals, Inc. (a)	9,217	221,485
Syneos Health, Inc. (a)	9,662	455,563
Tenet Healthcare Corp. (a)	6,328	326,398
The Ensign Group, Inc.	9,084	722,178
Tilray, Inc., Class 2 (a)(b)	93,746	257,802
TransMedics Group, Inc. (a)	4,823	201,312
Travere Therapeutics, Inc. (a)	10,721	264,165
Tricida, Inc. (a)(b)	21,440	224,691
U.S. Physical Therapy, Inc.	3,769	286,519
uniQure NV (a)	13,657	256,205
United Therapeutics Corp. (a)	4,626	968,592
Vanda Pharmaceuticals, Inc. (a)	68,957	681,295
Varex Imaging Corp. (a)	30,441	643,523
Xenon Pharmaceuticals, Inc. (a)	12,228	441,431
		51,713,786
Industrials (13.5%):
AAR Corp. (a)	10,371	371,489
ACCO Brands Corp.	84,135	412,261
Air Lease Corp.	13,840	429,178
Air Transport Services Group, Inc. (a)	28,540	687,529
ArcBest Corp.	7,902	574,712
Argan, Inc.	12,818	412,355
Atkore, Inc. (a)	5,241	407,802
Atlas Air Worldwide Holdings, Inc. (a)	6,931	662,396
Avis Budget Group, Inc. (a)	2,259	335,371
Beacon Roofing Supply, Inc. (a)	4,762	260,577
BlueLinx Holdings, Inc. (a)	4,946	307,147
Boise Cascade Co.	8,592	510,880
BrightView Holdings, Inc. (a)	30,288	240,487
Builders FirstSource, Inc. (a)	8,672	510,954
CACI International, Inc., Class A (a)	1,852	483,483
CBIZ, Inc. (a)	23,573	1,008,453
Comfort Systems USA, Inc.	3,617	352,043
CoreCivic, Inc. (a)	50,323	444,855
Ducommun, Inc. (a)	6,232	247,161
DXP Enterprises, Inc. (a)	17,742	420,131
Eagle Bulk Shipping, Inc. (b)	8,095	349,542
Encore Wire Corp.	5,939	686,192
EnPro Industries, Inc.	7,181	610,241
Fluor Corp. (a)	8,864	220,625
FTI Consulting, Inc. (a)	3,860	639,641
GATX Corp.	4,431	377,300
Genco Shipping & Trading Ltd.	26,836	336,255
GMS, Inc. (a)	10,558	422,426
Griffon Corp.	9,091	268,366
Heidrick & Struggles International, Inc.	13,088	340,157

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Hub Group, Inc., Class A (a)	11,702	$807,204
Huron Consulting Group, Inc. (a)	5,637	373,451
Interface, Inc.	18,514	166,441
JetBlue Airways Corp. (a)	24,308	161,162
KAR Auction Services, Inc. (a)	34,668	387,242
Kelly Services, Inc., Class A	34,629	470,608
Kirby Corp. (a)	10,632	646,107
Marten Transport Ltd.	49,464	947,730
Matson, Inc.	8,140	500,773
Matthews International Corp., Class A	11,744	263,183
McGrath RentCorp	5,945	498,548
MRC Global, Inc. (a)	45,118	324,398
Mueller Industries, Inc.	12,890	766,182
Nielsen Holdings PLC	14,015	388,496
NOW, Inc. (a)	50,710	509,635
NV5 Global, Inc. (a)	4,599	569,448
nVent Electric PLC	23,244	734,743
Parsons Corp. (a)	10,051	393,999
Primoris Services Corp.	27,780	451,425
Quanex Building Products Corp.	12,467	226,401
Regal Rexnord Corp.	3,473	487,470
Resideo Technologies, Inc. (a)	17,326	330,234
Resources Connection, Inc.	46,435	839,080
REV Group, Inc.	19,259	212,427
Rush Enterprises, Inc., Class A	17,315	759,436
Ryder System, Inc.	7,824	590,634
Schneider National, Inc., Class B	22,369	454,091
SkyWest, Inc. (a)	19,233	312,729
Sterling Infrastructure, Inc. (a)	23,707	508,989
The GEO Group, Inc. (a)	78,353	603,318
The Greenbrier Cos., Inc.	15,196	368,807
The Manitowoc Co., Inc. (a)	49,018	379,889
Titan International, Inc. (a)	24,355	295,670
Titan Machinery, Inc. (a)	13,886	392,418
Triton International Ltd.	12,988	710,833
TrueBlue, Inc. (a)	16,739	319,380
Tutor Perini Corp. (a)	54,688	301,878
UFP Industries, Inc.	8,492	612,783
Univar Solutions, Inc. (a)	10,696	243,227
Veritiv Corp. (a)	2,850	278,644
Wabash National Corp.	18,759	291,890
WESCO International, Inc. (a)	4,084	487,548
		32,698,560
Information Technology (16.2%):
A10 Networks, Inc.	37,578	498,660
ADTRAN Holdings, Inc.	12,571	246,140
Alpha & Omega Semiconductor Ltd. (a)	11,788	362,599
Amkor Technology, Inc.	28,188	480,605
Avaya Holdings Corp. (a)(b)	279,005	443,618
Avnet, Inc.	19,940	720,233
Axcelis Technologies, Inc. (a)	8,155	493,867
Belden, Inc.	11,000	660,220
Benchmark Electronics, Inc.	31,977	792,390
Calix, Inc. (a)	4,120	251,897
Ciena Corp. (a)	7,437	300,678
Clearfield, Inc. (a)	6,802	711,761
Coherent Corp. (a)	5,484	191,117
Cohu, Inc. (a)	8,499	219,104
Comtech Telecommunications Corp.	40,429	404,694
Concentrix Corp.	2,088	233,083
Conduent, Inc. (a)	86,141	287,711

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
CSG Systems International, Inc.	19,576	$1,035,179
CTS Corp.	19,077	794,557
Digi International, Inc. (a)	23,556	814,331
Diodes, Inc. (a)	9,923	644,102
DXC Technology Co. (a)	18,267	447,176
E2open Parent Holdings, Inc. (a)	77,379	469,691
Eastman Kodak Co. (a)(b)	76,197	349,744
Ebix, Inc. (b)	14,950	283,602
ePlus, Inc. (a)	14,135	587,168
ExlService Holdings, Inc. (a)	5,284	778,650
Fabrinet (a)	8,128	775,818
First Solar, Inc. (a)	7,704	1,019,008
Flex Ltd. (a)	38,871	647,591
Harmonic, Inc. (a)(b)	30,535	399,093
Ichor Holdings Ltd. (a)	7,982	193,244
Impinj, Inc. (a)	2,465	197,274
Insight Enterprises, Inc. (a)	8,113	668,592
International Money Express, Inc. (a)	31,186	710,729
Jabil, Inc.	11,694	674,861
Kimball Electronics, Inc. (a)	35,957	616,663
Knowles Corp. (a)	51,531	627,132
Kulicke & Soffa Industries, Inc.	13,388	515,840
Lightwave Logic, Inc. (a)(b)	30,096	220,905
Lumentum Holdings, Inc. (a)	7,984	547,463
Magnachip Semiconductor Corp. (a)	15,374	157,430
MaxLinear, Inc. (a)	6,960	227,035
Methode Electronics, Inc.	18,620	691,733
NCR Corp. (a)	9,026	171,584
NETGEAR, Inc. (a)	33,273	666,791
NetScout Systems, Inc. (a)	25,427	796,374
Onto Innovation, Inc. (a)	7,819	500,807
OSI Systems, Inc. (a)	5,370	386,962
PC Connection, Inc.	9,550	430,610
PDF Solutions, Inc. (a)	11,702	287,050
Perficient, Inc. (a)	8,222	534,594
Photronics, Inc. (a)	34,423	503,264
Plexus Corp. (a)	4,608	403,477
Pure Storage, Inc., Class A (a)	9,839	269,293
Rambus, Inc. (a)	30,791	782,707
Ribbon Communications, Inc. (a)	143,978	319,631
Riot Blockchain, Inc. (a)(b)	54,939	385,122
Rogers Corp. (a)	2,899	701,210
Sanmina Corp. (a)	17,251	794,926
ScanSource, Inc. (a)	17,165	453,328
SiTime Corp. (a)	4,021	316,573
SMART Global Holdings, Inc. (a)	25,935	411,588
SolarWinds Corp. (a)	67,157	520,467
Super Micro Computer, Inc. (a)	10,270	565,569
Switch, Inc., Class A	26,212	883,082
Synaptics, Inc. (a)	1,943	192,376
TD SYNNEX Corp.	7,196	584,243
The Hackett Group, Inc.	20,362	360,815
TTM Technologies, Inc. (a)	59,469	783,801
Ultra Clean Holdings, Inc. (a)	14,484	372,963
Veeco Instruments, Inc. (a)	12,003	219,895
Verint Systems, Inc. (a)	20,268	680,599
Viasat, Inc. (a)	13,637	412,247
Vishay Intertechnology, Inc.	39,320	699,503
Vishay Precision Group, Inc. (a)	13,388	396,151
Xerox Holdings Corp.	37,558	491,259
Xperi Holding Corp.	37,694	532,993
		39,204,842

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (3.8%):
AdvanSix, Inc.	12,470	$400,287
Alpha Metallurgical Resources, Inc.	2,581	353,184
American Vanguard Corp.	35,803	669,516
Clearwater Paper Corp. (a)	14,066	528,882
Commercial Metals Co.	19,049	675,859
FutureFuel Corp.	50,768	306,639
Huntsman Corp.	12,620	309,695
Intrepid Potash, Inc. (a)	7,694	304,452
Kronos Worldwide, Inc.	28,000	261,520
Louisiana-Pacific Corp.	4,354	222,881
LSB Industries, Inc. (a)	24,911	354,982
Mercer International, Inc.	45,237	556,415
Olin Corp.	9,157	392,652
Ramaco Resources, Inc.	31,960	294,032
Reliance Steel & Aluminum Co.	5,000	872,050
Ryerson Holding Corp.	14,961	385,096
Schnitzer Steel Industries, Inc.	16,363	465,691
SunCoke Energy, Inc.	66,672	387,364
TimkenSteel Corp. (a)	23,712	355,443
Tronox Holdings PLC, Class A	29,522	361,644
United States Steel Corp.	18,392	333,263
Warrior Met Coal, Inc.	16,412	466,757
		9,258,304
Real Estate (6.5%):
Agree Realty Corp.	6,355	429,471
Anywhere Real Estate, Inc. (a)	34,453	279,414
Apartment Investment and Management Co.	35,119	256,369
Apple Hospitality REIT, Inc.	14,548	204,545
Armada Hoffler Properties, Inc.	23,561	244,563
Bluerock Residential Growth REIT, Inc.	16,082	430,193
Brixmor Property Group, Inc.	11,636	214,917
Centerspace	4,774	321,386
City Office REIT, Inc.	56,272	561,032
Corporate Office Properties Trust	13,742	319,227
EastGroup Properties, Inc.	2,953	426,236
EPR Properties	4,987	178,834
Equity Commonwealth	38,853	946,459
Farmland Partners, Inc.	58,666	743,298
Four Corners Property Trust, Inc.	10,459	253,003
Gladstone Land Corp.	38,701	700,488
Independence Realty Trust, Inc.	33,007	552,207
Jones Lang LaSalle, Inc. (a)	1,795	271,171
Life Storage, Inc.	7,432	823,168
LTC Properties, Inc.	8,710	326,189
Marcus & Millichap, Inc.	20,333	666,516
National Health Investors, Inc.	4,063	229,681
National Retail Properties, Inc.	7,251	289,025
National Storage Affiliates Trust	17,148	713,014
NexPoint Residential Trust, Inc.	10,709	494,863
One Liberty Properties, Inc.	13,760	289,235
Phillips Edison & Co., Inc.	9,452	265,129
Plymouth Industrial REIT, Inc.	19,267	323,878
PotlatchDeltic Corp.	22,826	936,779
Rayonier, Inc.	25,407	761,448
RE/MAX Holdings, Inc.	11,802	223,176
Rexford Industrial Realty, Inc.	7,427	386,204
RPT Realty	19,728	149,144
Sabra Health Care REIT, Inc.	18,506	242,799
SITE Centers Corp.	16,434	176,008
Tanger Factory Outlet Centers, Inc.	26,180	358,142

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc., Class A	15,251	$236,543
Whitestone REIT	54,625	462,127
		15,685,881
Utilities (1.9%):
National Fuel Gas Co.	16,893	1,039,764
Otter Tail Corp.	6,291	387,022
Pinnacle West Capital Corp.	6,089	392,801
South Jersey Industries, Inc.	22,297	745,166
Southwest Gas Holdings, Inc.	10,274	716,612
Spire, Inc.	14,009	873,181
Unitil Corp.	8,109	376,663
		4,531,209
Total Common Stocks (Cost $255,980,267)		240,324,028

Rights (0.0%)(c)
Health Care (0.0%):
Achillion Pharmaceuticals, CVR1/29/49 (a)(d)(e)	17,954	4,129
Zogenix, Inc., CVR1/1/25 (a)(d)(e)	9,491	6,454
		10,583
Total Rights (Cost $–)		10,583

Collateral for Securities Loaned (1.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (f)	67,710	67,710
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (f)	45,575	45,575
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (f)	33,791	33,791
HSBC U.S. Government Money Market Fund I Shares, 2.91% (f)	1,538,469	1,538,469
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (f)	67,466	67,466
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (f)	183,192	183,192
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (f)	1,211,434	1,211,434
Total Collateral for Securities Loaned (Cost $3,147,637)		3,147,637
Total Investments (Cost $259,127,904) — 100.5%		243,482,248
Liabilities in excess of other assets — (0.5)%		(1,179,366)
NET ASSETS - 100.00%		$242,302,882

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(f)	Rate disclosed is the daily yield on September 30, 2022.

CVR—Contingent Value Right

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2022
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	20	12/16/22	$1,821,804	$1,669,800	$(152,004)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(152,004)
	Total net unrealized appreciation (depreciation)				$(152,004)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Australia (4.3%):
Information Technology (0.8%):
Computershare Ltd.	120,953	$1,925,506

Materials (1.4%):
BlueScope Steel Ltd.	143,426	1,400,758
Orica Ltd.	96,016	816,117
South32 Ltd.	541,209	1,263,133
		3,480,008
Real Estate (1.6%):
Dexus	375,483	1,863,739
Stockland	510,006	1,072,261
Vicinity Centres	1,028,909	1,147,767
		4,083,767
Utilities (0.5%):
Origin Energy Ltd.	372,575	1,238,459
		10,727,740
Austria (0.5%):
Energy (0.2%):
OMV AG	13,910	509,240

Materials (0.3%):
voestalpine AG	39,526	678,018
		1,187,258
Belgium (1.2%):
Consumer Discretionary (0.3%):
D'ieteren Group	4,724	672,431

Financials (0.3%):
Sofina SA	4,204	731,027

Health Care (0.3%):
UCB SA	11,219	781,660

Utilities (0.3%):
Elia Group SA	6,575	775,522
		2,960,640
Canada (9.9%):
Consumer Discretionary (1.1%):
Dollarama, Inc.	47,404	2,735,808

Consumer Staples (4.3%):
Alimentation Couche-Tard, Inc.	26,564	1,075,088
Empire Co. Ltd., Class A	37,372	934,538
George Weston Ltd.	26,477	2,786,921
Loblaw Cos. Ltd.	34,462	2,743,316
Metro, Inc.	67,136	3,379,642
		10,919,505
Energy (1.4%):
ARC Resources Ltd.	40,490	488,868
Cenovus Energy, Inc.	46,687	721,006
Imperial Oil Ltd. (a)	26,146	1,138,090
Tourmaline Oil Corp.	21,661	1,131,722
		3,479,686
Financials (1.1%):
Bank of Montreal	12,039	1,060,778
Fairfax Financial Holdings Ltd.	3,824	1,755,775
		2,816,553
Materials (1.4%):
Nutrien Ltd.	19,311	1,619,029

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Teck Resources Ltd., Class B	31,852	$973,839
West Fraser Timber Co. Ltd.	12,015	873,810
		3,466,678
Real Estate (0.3%):
RioCan Real Estate Investment Trust (a)	56,287	762,755

Utilities (0.3%):
AltaGas Ltd.	39,143	753,490
		24,934,475
Denmark (1.6%):
Financials (0.3%):
Danske Bank A/S	58,465	730,553

Health Care (0.9%):
Novo Nordisk A/S, Class B	22,399	2,247,012

Industrials (0.4%):
AP Moller - Maersk A/S, Class B	616	1,125,290
		4,102,855
Finland (0.5%):
Information Technology (0.5%):
Nokia Oyj	298,756	1,293,779

France (11.0%):
Communication Services (2.8%):
Bollore SE	404,766	1,872,415
Orange SA	210,878	1,910,518
Publicis Groupe SA	28,043	1,343,400
Vivendi SE	235,341	1,837,964
		6,964,297
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA	34,240	776,695
Renault SA (b)	40,744	1,116,422
		1,893,117
Consumer Staples (0.6%):
Carrefour SA (a)	113,972	1,587,147

Financials (1.3%):
BNP Paribas SA	26,767	1,143,426
Credit Agricole SA	136,020	1,114,522
Societe Generale SA	48,658	973,141
		3,231,089
Health Care (1.8%):
EssilorLuxottica SA	6,869	944,448
Ipsen SA	15,258	1,418,522
Sanofi	28,246	2,169,427
		4,532,397
Industrials (2.5%):
Bouygues SA	55,638	1,463,484
Cie de Saint-Gobain	13,983	507,529
Dassault Aviation SA	10,940	1,253,936
Eiffage SA	9,346	755,539
Getlink SE	46,153	719,127
Thales SA	14,258	1,578,371
		6,277,986
Information Technology (0.3%):
Capgemini SE	4,586	743,540

Utilities (0.9%):
Electricite de France SA	136,055	1,584,778

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Engie SA	64,169	$744,428
		2,329,206
		27,558,779
Germany (5.2%):
Consumer Discretionary (1.9%):
Bayerische Motoren Werke AG	22,128	1,517,226
Mercedes-Benz Group AG	21,774	1,116,676
Porsche Automobil Holding SE, Preference Shares	19,034	1,084,492
Volkswagen AG, Preference Shares	9,457	1,171,042
		4,889,436
Financials (0.8%):
Commerzbank AG (b)	152,931	1,099,973
Deutsche Bank AG, Registered Shares	132,915	995,590
		2,095,563
Health Care (1.1%):
Bayer AG, Registered Shares	30,755	1,428,577
Fresenius SE & Co. KGaA	61,591	1,324,414
		2,752,991
Industrials (0.7%):
Daimler Truck Holding AG (b)	28,001	640,520
Rheinmetall AG	7,576	1,174,136
		1,814,656
Materials (0.5%):
HeidelbergCement AG	29,839	1,194,121

Utilities (0.2%):
Uniper SE (a)	96,304	368,510
		13,115,277
Hong Kong (4.4%):
Consumer Staples (0.7%):
WH Group Ltd. (c)	2,600,000	1,639,511

Industrials (1.7%):
CK Hutchison Holdings Ltd.	341,500	1,888,062
Jardine Matheson Holdings Ltd.	40,700	2,061,048
SITC International Holdings Co. Ltd.	215,000	397,687
		4,346,797
Real Estate (1.6%):
CK Asset Holdings Ltd.	345,500	2,077,428
Hongkong Land Holdings Ltd.	219,200	968,864
Sino Land Co. Ltd.	760,000	1,004,955
		4,051,247
Utilities (0.4%):
CK Infrastructure Holdings Ltd.	177,000	903,050
		10,940,605
Israel (6.6%):
Communication Services (0.3%):
Bezeq The Israeli Telecommunication Corp. Ltd.	505,142	829,489

Financials (3.3%):
Bank Hapoalim BM	248,066	2,109,612
Bank Leumi Le-Israel BM	245,269	2,111,339
Israel Discount Bank Ltd., Class A	345,597	1,754,679
Mizrahi Tefahot Bank Ltd.	64,824	2,287,123
		8,262,753
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd., ADR (b)	126,499	1,020,847

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (1.1%):
Elbit Systems Ltd.	10,843	$2,063,708
Zim Integrated Shipping Services Ltd. (a)	33,328	783,208
		2,846,916
Information Technology (0.6%):
Tower Semiconductor Ltd. (b)	34,844	1,526,179

Materials (0.5%):
ICL Group Ltd.	150,723	1,220,343

Real Estate (0.4%):
Azrieli Group Ltd.	14,080	966,626
		16,673,153
Italy (1.4%):
Communication Services (0.4%):
Telecom Italia SpA (b)	4,879,940	909,757

Energy (0.2%):
Eni SpA	57,505	614,614

Financials (0.5%):
UniCredit SpA	121,096	1,240,654

Industrials (0.3%):
Atlantia SpA	31,713	702,441
		3,467,466
Japan (25.3%):
Communication Services (1.0%):
Dentsu Group, Inc.	16,200	459,995
KDDI Corp.	30,100	882,340
Nippon Telegraph & Telephone Corp.	39,500	1,065,923
SoftBank Group Corp.	5,200	176,034
		2,584,292
Consumer Discretionary (3.4%):
Aisin Corp.	17,600	451,111
Bandai Namco Holdings, Inc.	4,500	293,264
Bridgestone Corp.	22,400	722,551
Denso Corp.	5,600	254,804
Honda Motor Co. Ltd.	27,900	604,665
Iida Group Holdings Co. Ltd.	42,000	569,595
Isuzu Motors Ltd.	45,100	497,597
Mazda Motor Corp.	57,200	377,790
Nissan Motor Co. Ltd. (a)	143,900	457,513
Open House Group Co. Ltd.	6,400	216,436
Panasonic Corp.	37,400	262,132
Sekisui House Ltd.	51,900	860,906
Subaru Corp.	36,100	540,459
Sumitomo Electric Industries Ltd.	60,500	611,918
Toyota Motor Corp.	53,900	698,583
USS Co. Ltd.	48,300	746,465
Yamaha Motor Co. Ltd.	26,600	497,469
		8,663,258
Consumer Staples (2.2%):
Ajinomoto Co., Inc.	35,500	971,716
Asahi Group Holdings Ltd.	22,400	693,921
Japan Tobacco, Inc.	69,500	1,139,887
Kirin Holdings Co. Ltd.	27,500	423,106
Seven & i Holdings Co. Ltd.	23,100	926,585
Suntory Beverage & Food Ltd.	25,100	889,585
Yakult Honsha Co. Ltd.	7,200	418,336
		5,463,136

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.7%):
ENEOS Holdings, Inc.	207,400	$666,425
Idemitsu Kosan Co. Ltd.	32,200	697,413
Inpex Corp.	47,500	445,974
		1,809,812
Financials (4.0%):
Concordia Financial Group Ltd.	202,400	625,050
Daiwa Securities Group, Inc.	91,000	356,091
Japan Post Bank Co. Ltd.	112,200	782,133
Japan Post Holdings Co. Ltd.	119,000	787,359
Japan Post Insurance Co. Ltd. (a)	45,000	629,866
Mitsubishi HC Capital, Inc.	77,900	334,753
Mitsubishi UFJ Financial Group, Inc.	144,600	650,847
Mizuho Financial Group, Inc.	75,300	812,852
MS&AD Insurance Group Holdings, Inc.	14,600	386,926
ORIX Corp.	36,500	511,522
Resona Holdings, Inc.	198,700	724,817
Sumitomo Mitsui Financial Group, Inc.	27,700	770,077
Sumitomo Mitsui Trust Holdings, Inc.	25,600	724,960
The Chiba Bank Ltd.	129,100	694,801
The Shizuoka Bank Ltd.	140,900	865,385
Tokio Marine Holdings, Inc.	22,500	398,718
		10,056,157
Health Care (1.0%):
Ono Pharmaceutical Co. Ltd.	31,500	735,787
Otsuka Holdings Co. Ltd.	11,500	364,199
Shionogi & Co. Ltd.	13,500	651,846
Takeda Pharmaceutical Co. Ltd.	28,500	741,715
		2,493,547
Industrials (5.3%):
AGC, Inc.	18,100	561,463
Dai Nippon Printing Co. Ltd.	32,700	655,152
Fuji Electric Co. Ltd.	13,800	504,349
Hankyu Hanshin Holdings, Inc.	13,900	417,735
Hitachi Ltd.	12,500	527,998
ITOCHU Corp.	33,500	810,277
Kajima Corp.	71,200	675,378
Marubeni Corp.	65,800	576,423
Mitsubishi Corp.	27,900	764,843
Mitsubishi Heavy Industries Ltd.	18,400	610,939
Mitsui & Co. Ltd.	34,600	738,398
Mitsui Osk Lines Ltd. (a)	17,000	305,599
NGK Insulators Ltd.	44,400	552,143
NIPPON EXPRESS HOLDINGS, Inc.	12,000	610,177
Nippon Yusen KK (a)	18,000	306,788
Obayashi Corp.	109,100	699,470
Shimizu Corp. (a)	144,300	706,820
Sumitomo Corp.	59,500	740,950
Taisei Corp.	27,500	763,757
TOPPAN, Inc.	39,700	590,789
Toshiba Corp.	7,000	248,962
Toyota Industries Corp.	11,800	560,876
Toyota Tsusho Corp.	16,000	495,216
		13,424,502
Information Technology (3.2%):
Brother Industries Ltd.	37,500	645,359
Canon, Inc.	31,500	690,304
FUJIFILM Holdings Corp.	15,300	698,592
Fujitsu Ltd.	5,000	545,269
Hirose Electric Co. Ltd.	2,800	367,156
Ibiden Co. Ltd.	7,400	202,453
Kyocera Corp.	16,100	811,980

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
NEC Corp.	17,500	$559,173
NTT Data Corp.	42,700	550,473
Renesas Electronics Corp. (b)	43,200	358,744
Ricoh Co. Ltd. (a)	68,800	501,936
Rohm Co. Ltd.	8,000	522,851
Seiko Epson Corp. (a)	36,900	502,214
SUMCO Corp.	16,700	194,754
TDK Corp.	16,600	510,919
Tokyo Electron Ltd.	600	147,984
Yokogawa Electric Corp.	13,900	218,470
		8,028,631
Materials (1.5%):
JFE Holdings, Inc. (a)	43,500	403,009
Mitsui Chemicals, Inc.	29,800	580,374
Nippon Steel Corp.	34,000	471,318
Oji Holdings Corp.	161,000	598,418
Sumitomo Chemical Co. Ltd.	166,800	572,729
Sumitomo Metal Mining Co. Ltd.	15,900	456,969
Tosoh Corp.	53,600	596,193
		3,679,010
Real Estate (1.5%):
Daito Trust Construction Co. Ltd.	8,100	759,384
Daiwa House Industry Co. Ltd.	29,300	595,838
Hulic Co. Ltd.	102,000	749,083
Mitsubishi Estate Co. Ltd.	27,300	357,694
Mitsui Fudosan Co. Ltd.	15,700	298,771
Nippon Building Fund, Inc.	136	597,575
Nomura Real Estate Holdings, Inc.	12,600	285,088
		3,643,433
Utilities (1.5%):
Chubu Electric Power Co., Inc.	93,300	840,535
Osaka Gas Co. Ltd.	54,300	820,061
The Kansai Electric Power Co., Inc.	92,100	771,185
Tokyo Electric Power Co. Holdings, Inc. (b)	140,400	448,132
Tokyo Gas Co. Ltd.	48,100	814,488
		3,694,401
		63,540,179
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA	43,742	885,536

Netherlands (2.9%):
Consumer Staples (1.0%):
Koninklijke Ahold Delhaize NV	100,265	2,567,107

Financials (1.2%):
ABN AMRO Bank NV (c)	61,297	554,139
Aegon NV	254,653	1,023,332
NN Group NV	39,206	1,535,178
		3,112,649
Industrials (0.2%):
AerCap Holdings NV (b)	9,431	399,214

Materials (0.5%):
OCI NV	31,953	1,175,735
		7,254,705
Norway (1.8%):
Energy (0.7%):
Equinor ASA	50,519	1,660,130

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (0.6%):
Kongsberg Gruppen ASA	53,107	$1,617,979

Materials (0.5%):
Norsk Hydro ASA	221,798	1,197,605
		4,475,714
Portugal (0.4%):
Consumer Staples (0.4%):
Jeronimo Martins SGPS SA	50,349	939,632

Singapore (3.2%):
Consumer Staples (0.8%):
Wilmar International Ltd.	781,300	2,090,872

Industrials (0.9%):
Keppel Corp. Ltd.	484,700	2,347,665

Real Estate (1.5%):
Capitaland Investment Ltd.	786,800	1,902,708
City Developments Ltd.	335,300	1,775,929
		3,678,637
		8,117,174
Spain (2.8%):
Communication Services (0.5%):
Telefonica SA	385,185	1,273,925

Energy (0.5%):
Repsol SA	100,953	1,167,501

Financials (1.5%):
Banco Bilbao Vizcaya Argentaria SA	269,299	1,218,978
Banco Santander SA	475,125	1,115,934
CaixaBank SA (a)	454,572	1,474,463
		3,809,375
Utilities (0.3%):
Naturgy Energy Group SA (a)	36,218	841,966
		7,092,767
Sweden (1.6%):
Consumer Discretionary (0.2%):
Volvo Car AB, Class B (b)	87,917	386,050

Consumer Staples (0.4%):
Swedish Match AB	97,762	969,031

Financials (0.4%):
Investor AB, Class A (a)	68,923	1,065,442

Materials (0.6%):
Boliden AB	21,593	674,301
Holmen AB, B Shares	23,136	884,995
		1,559,296
		3,979,819
Switzerland (1.3%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	8,095	775,409

Health Care (0.5%):
Novartis AG, Registered Shares	17,028	1,306,706

Materials (0.5%):
Glencore PLC	242,343	1,293,522
		3,375,637
United Kingdom (12.1%):
Communication Services (1.0%):
BT Group PLC	755,006	1,022,750

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Vodafone Group PLC	1,364,924	$1,540,724
		2,563,474
Consumer Discretionary (0.6%):
Barratt Developments PLC	111,916	427,515
Stellantis NV	100,117	1,203,636
		1,631,151
Consumer Staples (3.5%):
British American Tobacco PLC	54,764	1,972,450
Haleon PLC (b)	406,672	1,267,701
Imperial Brands PLC	84,332	1,746,287
J Sainsbury PLC	829,874	1,614,689
Tesco PLC	905,770	2,090,969
		8,692,096
Energy (0.3%):
Shell PLC	26,548	665,760

Financials (2.6%):
3i Group PLC	59,666	727,992
Aviva PLC	159,831	692,621
Barclays PLC	693,734	1,117,477
HSBC Holdings PLC	156,847	818,184
Lloyds Banking Group PLC	1,320,513	610,123
NatWest Group PLC	462,855	1,167,187
Standard Chartered PLC	218,063	1,379,720
		6,513,304
Health Care (1.2%):
AstraZeneca PLC	8,783	974,952
GSK PLC	137,806	2,008,741
		2,983,693
Industrials (1.3%):
BAE Systems PLC	237,634	2,095,101
CNH Industrial NV	106,629	1,214,863
		3,309,964
Materials (0.4%):
Anglo American PLC	34,495	1,053,349

Real Estate (0.4%):
Segro PLC	107,166	900,806

Utilities (0.8%):
National Grid PLC	200,195	2,080,569
		30,394,166
United States (0.4%):
Health Care (0.4%):
Bausch Health Cos., Inc. (b)	155,203	1,077,571
Total Common Stocks (Cost $290,476,595)		248,094,927

Collateral for Securities Loaned (2.9%)^
United States (2.9%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	156,729	156,729
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	105,492	105,492
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	78,215	78,215
HSBC U.S. Government Money Market Fund I Shares, 2.91% (d)	3,561,108	3,561,108
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	156,164	156,164

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	424,037	$424,037
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	2,804,118	2,804,118
Total Collateral for Securities Loaned (Cost $7,285,863)		7,285,863
Total Investments (Cost $297,762,458) — 101.7%		255,380,790
Liabilities in excess of other assets — (1.7)%		(4,176,392)
NET ASSETS - 100.00%		$251,204,398

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $2,193,650 and amounted to 0.9% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	18	12/16/22	$1,627,603	$1,494,540	$(133,063)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(133,063)
	Total net unrealized appreciation (depreciation)				$(133,063)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Brazil (3.9%):
Communication Services (1.5%):
Telefonica Brasil SA	189,500	$1,418,574
TIM SA	520,200	1,161,803
		2,580,377
Consumer Staples (0.4%):
JBS SA	153,900	714,748

Energy (0.4%):
Petroleo Brasileiro SA, Preference Shares	131,800	726,151

Financials (0.3%):
Banco do Brasil SA	58,200	414,481

Health Care (0.7%):
Hypera SA	153,900	1,259,061

Materials (0.4%):
Cia Siderurgica Nacional SA	91,800	215,886
Vale SA	32,700	435,529
		651,415
Utilities (0.2%):
Centrais Eletricas Brasileiras SA	43,900	348,759
		6,694,992
Chile (1.1%):
Consumer Staples (0.5%):
Cencosud SA	669,049	855,575

Industrials (0.3%):
Cia Sud Americana de Vapores SA	7,935,990	552,574

Materials (0.3%):
Sociedad Quimica y Minera de Chile SA	4,280	402,562
		1,810,711
China (20.5%):
Communication Services (0.9%):
Autohome, Inc., ADR	9,475	272,501
China Tower Corp. Ltd., Class H (a)	10,461,490	1,119,460
JOYY, Inc., ADR (b)	7,085	184,210
		1,576,171
Consumer Discretionary (1.8%):
Brilliance China Automotive Holdings Ltd. (c)(d)(e)	937,510	435,918
Dongfeng Motor Group Co. Ltd., Class H	1,299,700	695,390
Guangzhou Automobile Group Co. Ltd., Class H	989,776	706,091
New Oriental Education & Technology Group, Inc. (c)	110,600	280,378
TAL Education Group, ADR (c)	57,244	282,785
Vipshop Holdings Ltd., ADR (c)	28,269	237,742
Xtep International Holdings Ltd.	234,296	249,223
Yadea Group Holdings Ltd. (a)	148,406	238,209
		3,125,736
Consumer Staples (0.3%):
Want Want China Holdings Ltd.	784,126	512,435

Energy (2.9%):
China Coal Energy Co. Ltd., Class H	1,016,096	921,617
China Shenhua Energy Co. Ltd., Class H	383,588	1,145,892
Inner Mongolia Yitai Coal Co. Ltd., Class B	693,800	1,045,557
PetroChina Co. Ltd., Class H	2,407,784	987,664
Yankuang Energy Group Co. Ltd., Class H	215,930	785,335
		4,886,065

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (8.8%):
360 DigiTech, Inc., ADR	17,198	$220,478
Agricultural Bank of China Ltd., Class H	4,895,438	1,465,532
Bank of China Ltd., Class H (b)	5,580,020	1,826,858
Bank of Communications Co. Ltd., Class H	2,731,820	1,440,749
China Cinda Asset Management Co. Ltd., Class H	8,237,640	912,973
China CITIC Bank Corp. Ltd., Class H	3,719,704	1,478,423
China Construction Bank Corp., Class H	2,612,548	1,510,971
China Everbright Bank Co. Ltd., Class H	4,115,102	1,132,323
China Galaxy Securities Co. Ltd., Class H	2,102,614	972,304
China Minsheng Banking Corp. Ltd., Class H	4,426,388	1,268,726
Industrial & Commercial Bank of China Ltd., Class H (b)	2,963,766	1,389,401
PICC Property & Casualty Co. Ltd., Class H	638,612	662,212
The People's Insurance Co. Group of China Ltd., Class H	2,479,176	720,076
		15,001,026
Health Care (2.1%):
3SBio, Inc. (a)	1,141,442	809,926
China Medical System Holdings Ltd.	518,370	618,750
Shanghai Pharmaceuticals Holding Co. Ltd.	843,944	1,165,410
Sinopharm Group Co. Ltd., Class H	491,316	985,148
		3,579,234
Industrials (1.3%):
China Railway Group Ltd., Class H	2,001,154	981,470
China State Construction International Holdings Ltd.	773,774	783,641
COSCO SHIPPING Holdings Co. Ltd., Class H	420,218	493,026
		2,258,137
Information Technology (0.4%):
Daqo New Energy Corp., ADR (c)	9,016	478,569
GDS Holdings Ltd., Class A (c)	91,448	200,373
		678,942
Materials (1.0%):
China Hongqiao Group Ltd.	712,740	590,174
China National Building Material Co. Ltd., Class H	702,406	537,773
Dongyue Group Ltd.	215,002	214,457
Jiangxi Copper Co. Ltd., Class H	329,586	381,233
		1,723,637
Real Estate (0.2%):
A-Living Smart City Services Co. Ltd. (a)	372,558	295,203

Utilities (0.8%):
China Power International Development Ltd.	1,467,750	585,238
Huaneng Power International, Inc., Class H (c)	1,570,168	684,082
		1,269,320
		34,905,906
Cyprus (0.0%):(f)
Financials (0.0%):
TCS Group Holding PLC, GDR (c)(d)(e)	15,868	8,826

Czech Republic (0.5%):
Utilities (0.5%):
CEZ A/S	25,221	864,768

Greece (1.4%):
Communication Services (0.5%):
Hellenic Telecommunications Organization SA	58,092	845,113

Consumer Discretionary (0.4%):
FF Group (c)(d)(e)	14,913	3,506
OPAP SA	54,269	652,864
		656,370

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Alpha Services and Holdings SA (c)	221,793	$175,128
Eurobank Ergasias Services and Holdings SA (c)	508,408	426,342
National Bank of Greece SA (c)	61,044	180,960
		782,430
		2,283,913
Hong Kong (5.3%):
Health Care (0.4%):
China Traditional Chinese Medicine Holdings Co. Ltd.	1,880,002	656,213

Industrials (1.5%):
China Merchants Port Holdings Co. Ltd.	668,566	840,615
CITIC Ltd.	1,216,112	1,146,413
Orient Overseas International Ltd.	18,752	328,463
Sinotruk Hong Kong Ltd.	352,610	295,118
		2,610,609
Information Technology (0.9%):
Kingboard Holdings Ltd.	293,932	831,258
Lenovo Group Ltd.	1,040,512	723,728
		1,554,986
Materials (0.2%):
Nine Dragons Paper Holdings Ltd.	523,022	325,144

Real Estate (1.6%):
China Overseas Land & Investment Ltd., Class H	203,288	529,591
China Overseas Property Holdings Ltd.	347,476	302,330
The Wharf Holdings Ltd.	113,608	363,985
Yuexiu Property Co. Ltd.	1,203,904	1,453,905
		2,649,811
Utilities (0.7%):
Beijing Enterprises Holdings Ltd.	454,046	1,275,394
		9,072,157
Hungary (0.7%):
Energy (0.4%):
MOL Hungarian Oil & Gas PLC	129,996	724,235

Health Care (0.3%):
Richter Gedeon Nyrt	26,690	457,334
		1,181,569
India (9.6%):
Consumer Discretionary (2.0%):
Mahindra & Mahindra Ltd.	29,436	458,883
Page Industries Ltd.	1,879	1,170,255
Tata Motors Ltd. (c)	116,909	581,446
Titan Co. Ltd.	20,292	650,270
Trent Ltd.	34,613	604,176
		3,465,030
Consumer Staples (0.4%):
ITC Ltd.	151,674	619,365

Energy (1.1%):
Coal India Ltd.	192,315	501,761
Indian Oil Corp. Ltd.	625,327	514,628
Oil & Natural Gas Corp. Ltd.	515,547	803,569
		1,819,958
Health Care (1.1%):
Apollo Hospitals Enterprise Ltd.	11,476	618,354
Sun Pharmaceutical Industries Ltd.	110,794	1,291,987
		1,910,341

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (1.2%):
Adani Enterprises Ltd.	22,618	$960,798
Bharat Electronics Ltd.	874,485	1,085,162
		2,045,960
Information Technology (0.8%):
Mphasis Ltd.	18,870	484,245
Tata Elxsi Ltd.	7,446	783,164
		1,267,409
Materials (1.7%):
Hindalco Industries Ltd.	75,204	361,038
SRF Ltd.	37,168	1,143,784
Tata Steel Ltd. (g)	624,448	762,222
Vedanta Ltd.	202,896	673,524
		2,940,568
Utilities (1.3%):
Adani Power Ltd. (c)	50,486	231,791
Adani Total Gas Ltd.	6,887	282,744
Adani Transmission Ltd. (c)	17,702	715,859
NTPC Ltd.	302,915	594,464
The Tata Power Co. Ltd.	142,123	378,232
		2,203,090
		16,271,721
Indonesia (3.9%):
Communication Services (0.8%):
PT Telkom Indonesia Persero Tbk	4,424,854	1,296,001

Consumer Discretionary (0.6%):
PT Astra International Tbk	2,300,726	1,000,972

Consumer Staples (1.2%):
PT Gudang Garam Tbk	555,152	835,781
PT Indofood Sukses Makmur Tbk	3,029,564	1,198,695
		2,034,476
Energy (0.8%):
PT Adaro Energy Indonesia Tbk	3,341,802	869,055
United Tractors Tbk PT	239,148	515,517
		1,384,572
Materials (0.5%):
PT Merdeka Copper Gold Tbk (c)	1,285,388	332,585
PT Vale Indonesia Tbk (c)	1,411,880	593,402
		925,987
		6,642,008
Korea, Republic Of (16.1%):
Communication Services (1.0%):
CJ ENM Co. Ltd.	12,798	680,735
LG Uplus Corp.	145,552	1,093,649
		1,774,384
Consumer Discretionary (2.9%):
F&F Co. Ltd.	7,120	684,280
Hankook Tire & Technology Co. Ltd.	33,623	828,413
Hyundai Mobis Co. Ltd.	5,583	745,337
Hyundai Motor Co.	6,272	773,753
Kia Corp.	14,604	733,926
LG Electronics, Inc.	5,796	318,421
Lotte Shopping Co. Ltd.	12,982	784,891
		4,869,021
Consumer Staples (2.7%):
BGF retail Co. Ltd.	8,085	935,254
CJ CheilJedang Corp.	3,438	987,641
E-MART, Inc.	13,038	764,582

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
KT&G Corp.	31,766	$1,922,790
		4,610,267
Financials (4.0%):
DB Insurance Co. Ltd.	21,381	824,933
Hana Financial Group, Inc.	31,517	780,931
Industrial Bank of Korea	156,549	1,041,690
KB Financial Group, Inc.	27,303	833,956
Meritz Fire & Marine Insurance Co. Ltd.	14,106	290,855
Meritz Securities Co. Ltd.	254,077	652,641
NH Investment & Securities Co. Ltd.	80,598	506,449
Shinhan Financial Group Co. Ltd.	42,802	1,002,214
Woori Financial Group, Inc.	120,317	899,833
		6,833,502
Health Care (0.3%):
SD Biosensor, Inc.	13,119	243,912
Seegene, Inc.	17,207	322,323
		566,235
Industrials (1.8%):
Ecopro BM Co. Ltd.	4,946	304,566
GS Engineering & Construction Corp.	16,543	260,743
GS Holdings Corp.	43,730	1,274,580
HMM Co. Ltd.	29,839	385,840
Korea Aerospace Industries Ltd.	10,859	367,735
LG Corp.	7,482	386,991
		2,980,455
Information Technology (1.7%):
L&F Co. Ltd. (c)	3,052	379,073
LG Display Co. Ltd.	71,875	602,852
LG Innotek Co. Ltd.	3,524	673,666
SK Hynix, Inc.	13,936	809,451
SK Square Co. Ltd. (c)	15,136	382,447
		2,847,489
Materials (1.7%):
Hanwha Solutions Corp. (c)	9,228	304,439
Hyundai Steel Co.	27,989	549,724
Kumho Petrochemical Co. Ltd.	6,949	560,991
Lotte Chemical Corp.	6,787	683,112
POSCO Holdings, Inc.	5,084	749,790
		2,848,056
		27,329,409
Luxembourg (0.2%):
Financials (0.2%):
Reinet Investments SCA	24,744	367,501

Malaysia (2.4%):
Consumer Discretionary (0.6%):
Genting Bhd	1,066,800	1,030,680

Consumer Staples (0.9%):
Kuala Lumpur Kepong Bhd	130,000	580,332
Sime Darby Plantation Bhd	1,034,700	912,643
		1,492,975
Health Care (0.9%):
IHH Healthcare Bhd	1,279,600	1,628,130
		4,151,785
Mexico (3.2%):
Communication Services (0.4%):
America Movil SAB de CV, Class L	757,012	626,090

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Sitios Latinoamerica SAB de CV (c)	37,851	$16,923
		643,013
Consumer Staples (2.5%):
Arca Continental SAB de CV	270,032	1,947,534
Coca-Cola Femsa SAB de CV	126,969	743,028
Grupo Bimbo SAB de CV, Class A	440,194	1,553,678
		4,244,240
Financials (0.3%):
Grupo Financiero Inbursa SAB de CV (c)	301,621	478,813
		5,366,066
Philippines (0.5%):
Communication Services (0.5%):
PLDT, Inc.	33,030	849,625

Poland (0.7%):
Communication Services (0.4%):
Orange Polska SA	555,989	583,344

Energy (0.1%):
Polski Koncern Naftowy ORLEN SA	21,662	234,821

Utilities (0.2%):
PGE Polska Grupa Energetyczna SA (c)	216,729	275,398
		1,093,563
Qatar (0.4%):
Financials (0.4%):
Qatar Islamic Bank SAQ	86,380	585,868

Russian Federation (0.0%):(f)
Consumer Staples (0.0%):
Magnit PJSC, GDR (d)(e)	32,414	74

Energy (0.0%):
Gazprom PJSC (d)(e)(h)(i)	324,752	12,645

Financials (0.0%):
Sberbank of Russia PJSC (c)(d)(e)(h)(i)	177,888	619

Materials (0.0%):
PhosAgro PJSC, GDR (d)(e)	35,429	274
Severstal PAO (d)(e)(h)(i)	37,552	8,663
United Co. RUSAL International PJSC (c)(d)(e)(h)(i)	555,630	5,663
		14,600
Utilities (0.0%):
Inter RAO UES PJSC (d)(e)	23,475,472	10,945
		38,883
South Africa (3.1%):
Communication Services (0.2%):
MTN Group Ltd.	61,449	409,877

Consumer Discretionary (0.7%):
Pepkor Holdings Ltd. (a)	520,893	601,973
The Foschini Group Ltd.	33,083	216,528
Woolworths Holdings Ltd.	106,451	361,717
		1,180,218
Consumer Staples (0.4%):
Shoprite Holdings Ltd.	57,530	694,585

Energy (0.4%):
Exxaro Resources Ltd.	54,710	616,216

Health Care (0.3%):
Aspen Pharmacare Holdings Ltd.	73,297	547,632

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (1.1%):
African Rainbow Minerals Ltd.	44,689	$608,004
Gold Fields Ltd.	20,270	166,299
Harmony Gold Mining Co. Ltd.	63,402	150,705
Impala Platinum Holdings Ltd.	39,557	373,439
Sasol Ltd.	16,017	254,650
Sibanye Stillwater Ltd.	100,881	235,805
		1,788,902
		5,237,430
Taiwan (14.6%):
Communication Services (2.2%):
Chunghwa Telecom Co. Ltd.	383,000	1,375,224
Far EasTone Telecommunications Co. Ltd.	1,002,000	2,284,948
		3,660,172
Consumer Discretionary (0.7%):
Pou Chen Corp.	1,335,000	1,198,384

Financials (3.0%):
China Development Financial Holding Corp.	1,450,000	548,049
SinoPac Financial Holdings Co. Ltd.	3,408,590	1,857,337
Taishin Financial Holding Co. Ltd.	1,660,332	716,449
Taiwan Cooperative Financial Holding Co. Ltd.	2,452,920	2,028,069
		5,149,904
Industrials (1.5%):
China Airlines Ltd.	463,000	286,559
Eva Airways Corp.	750,000	666,163
Evergreen Marine Corp. Ltd.	66,400	305,345
Walsin Lihwa Corp.	652,000	831,711
Wan Hai Lines Ltd.	67,250	141,494
Yang Ming Marine Transport Corp.	155,000	300,246
		2,531,518
Information Technology (7.0%):
Acer, Inc.	736,000	507,682
ASE Technology Holding Co. Ltd.	337,000	850,222
Asustek Computer, Inc.	70,000	515,922
AU Optronics Corp.	1,406,000	650,987
Catcher Technology Co. Ltd.	238,000	1,293,112
Compal Electronics, Inc.	1,227,000	838,637
E Ink Holdings, Inc.	114,000	761,221
Hon Hai Precision Industry Co. Ltd.	199,000	639,327
Innolux Corp.	1,779,000	585,548
Lite-On Technology Corp.	771,000	1,549,334
Pegatron Corp.	637,000	1,173,722
Synnex Technology International Corp.	382,000	635,283
Unimicron Technology Corp.	107,000	395,997
Winbond Electronics Corp.	529,000	329,073
WPG Holdings Ltd.	530,000	775,410
Zhen Ding Technology Holding Ltd.	132,000	440,707
		11,942,184
Real Estate (0.2%):
Ruentex Development Co. Ltd.	235,000	380,453
		24,862,615
Thailand (4.2%):
Communication Services (0.3%):
True Corp. PCL	3,791,900	507,664

Consumer Staples (0.7%):
Charoen Pokphand Foods PCL	913,500	605,448
Thai Union Group PCL	1,261,200	625,250
		1,230,698

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (1.0%):
JMT Network Services PCL	212,200	$383,951
Krung Thai Bank PCL	2,928,700	1,296,641
		1,680,592
Health Care (1.8%):
Bangkok Dusit Medical Services PCL	1,959,000	1,532,092
Bumrungrad Hospital PCL	249,600	1,502,100
		3,034,192
Real Estate (0.4%):
Land & Houses PCL	2,805,300	661,908
		7,115,054
Turkey (4.8%):
Communication Services (0.5%):
Turkcell Iletisim Hizmetleri A/S	863,214	922,885

Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi A/S	33,178	585,226

Consumer Staples (0.6%):
BIM Birlesik Magazalar A/S	170,595	1,064,695

Energy (0.2%):
Turkiye Petrol Rafinerileri A/S (c)	18,394	287,343

Financials (1.5%):
Akbank TAS	1,231,764	750,148
Haci Omer Sabanci Holding A/S	589,798	820,185
Turkiye Is Bankasi A/S	2,288,668	928,380
		2,498,713
Industrials (1.3%):
KOC Holding AS	291,591	714,094
Turk Hava Yollari AO (c)	196,456	748,161
Turkiye Sise ve Cam Fabrikalari A/S	563,903	773,224
		2,235,479
Materials (0.4%):
Eregli Demir ve Celik Fabrikalari TAS	387,039	605,032
		8,199,373
United Arab Emirates (2.1%):
Communication Services (0.2%):
Emirates Telecommunications Group Co. PJSC	65,872	418,935

Financials (1.0%):
Abu Dhabi Islamic Bank PJSC	444,036	1,094,057
Dubai Islamic Bank PJSC	390,658	636,020
		1,730,077
Real Estate (0.9%):
Aldar Properties PJSC	600,834	688,668
Emaar Properties PJSC	502,208	791,654
		1,480,322
		3,629,334
Total Common Stocks (Cost $197,897,429)		168,563,077

Collateral for Securities Loaned (0.2%)^
United States (0.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (j)	5,470	5,470
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (j)	3,682	3,682

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (j)	2,730	$2,730
HSBC U.S. Government Money Market Fund I Shares, 2.91% (j)	124,287	124,287
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (j)	5,450	5,450
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (j)	14,799	14,799
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (j)	97,867	97,867
Total Collateral for Securities Loaned (Cost $254,285)		254,285
Total Investments (Cost $198,151,714) — 99.4%		168,817,362
Other assets in excess of liabilities — 0.6%		1,103,724
NET ASSETS - 100.00%		$169,921,086

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $3,064,771 and amounted to 1.8% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.3% of net assets.
(f)	Amount represents less than 0.05% of net assets.
(g)	Issuer filed for bankruptcy.
(h)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(i)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Gazprom PJSC	12/8/2017	$722,938
Sberbank of Russia PJSC	10/24/2017	634,243
Severstal PAO	5/27/2021	881,363
United Co. RUSAL International PJSC	11/30/2021	516,962

(j)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	21	12/16/22	$988,331	$915,075	$(73,256)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(73,256)
	Total net unrealized appreciation (depreciation)				$(73,256)